As Filed With The Securities And Exchange Commission On May 1, 2003

Registration No. 33-80958

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 19

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 30

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

(Exact Name of Registrant)

PEOPLES BENEFIT LIFE

INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number (319) 297-8121

Brenda Sneed, Esquire

PEOPLES BENEFIT LIFE INSURANCE COMPANY

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1800 M Street, N.W.

Washington, DC 20036-5869

Approximate Date of Proposed Offering:    As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	On , pursuant to paragraph (b) of Rule 485.
[ ]	60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	On , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

THE ADVISOR’S EDGE VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Prospectus

May 1, 2003

The Advisor’s Edge Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in 54 portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/Transamerica Series Fund, Inc. –   Initial Class

Subadvised by AEGON/Transamerica Fund  Advisors, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century International

Subadvised by Clarion CRA Securities, L.P.

Clarion Real Estate Securities

Subadvised by GE Asset Management Incorporated

GE U.S. Equity

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – Global2

Great Companies – TechnologySM

Subadvised by J.P. Morgan Investment  Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Luther King Capital Management Corporation

LKCM Strategic Total Return

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset  Management Inc

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AllianceBernstein Variable Products Series  Fund, Inc.

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse – International Focus Portfolio

Credit Suisse – Small Cap Growth Portfolio

DFA Investment Dimensions Group, Inc.

Advised by Dimensional Fund Advisors, Inc.

DFA – VA Small Value Portfolio

DFA – VA Large Value Portfolio

DFA – VA International Value Portfolio

DFA – VA International Small Portfolio

DFA – VA Global Bond Portfolio

DFA – VA Short-Term Fixed Portfolio

Dreyfus Investment Portfolios –   Service Class

Advised by The Dreyfus Corporation

Dreyfus – Core Bond Portfolio

The Dreyfus Socially Responsible Growth  Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund –   Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

The Federated Insurance Series

Advised by Federated Investment Management Company

Federated American Leaders Fund II

Federated Capital Income Fund II

Federated Fund for U.S. Government  Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

The Montgomery Funds III

Advised by Montgomery Asset Management, LLC

Montgomery Variable Series: Emerging  Markets Fund

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Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust

Advised by Columbia Management Advisers, Inc.

Liberty Small Company Growth Fund,  Variable Series – Class A

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Core Management Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Liberty Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

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Contents

1	Cross Reference to Definitions

2	Summary

9	Fee Table

10	Example

11	The Annuity Policy

12	Annuity Payments

16	Purchase

20	Investment Options

26	Expenses

28	Taxes

32	Access to Your Money

38	Performance

40	Death Benefit

43	Other Information

47	Table of Contents of Statement of Additional Information

A-1	Appendix A (Condensed Financial Information)

C-1	Appendix B

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Policy where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase	11

Adjusted Policy Value	32

Annuity Commencement Date	12

Annuity Payment Options	12

Business Day	17

Cash Value	32

Excess Interest Adjustment	33

Guaranteed Period Options	11

Income Phase	11

Initial Premium Payment	16

Net Premium Payment	17

Policy	11

Policy Anniversary	18

Policy Date	18

Policy Owner	44

Policy Value	19, 32

Policy Year	18

Portfolios	20

Premium Payment	17

Qualified Policy	17

Right to Cancel Period	44

Tax Deferral	28

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.  THE ANNUITY POLICY

The Advisor’s Edge Variable Annuity

Advisor’s Edge is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (“Peoples Benefit”). The Policy provides a means of investing on a tax-deferred basis in fifty-four Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the fifty-four Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, page 12, for more information about Annuity Payment Options.

2.  ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your payments. There is an extra charge for this rider.

3.  PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

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4.  INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the fourteen Funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy number NA103A. For more information contact your advisor.

AEGON/Transamerica Series Fund, Inc.—Initial Class

Subadvised by AEGON/Transamerica Fund Advisors, Inc.

Asset Allocation—Conservative Portfolio, formerly Conservative Asset Allocation

Asset Allocation—Growth Portfolio, formerly Aggressive Asset Allocation

Asset Allocation—Moderate Portfolio, formerly Moderate Asset Allocation

Asset Allocation—Moderate Growth Portfolio, formerly Moderately Aggressive Asset Allocation

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century International(1)

Subadvised by Clarion CRA Securities, L.P.

Clarion Real Estate Securities

Subadvised by GE Asset Management Incorporated

GE U.S. Equity

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM

Great Companies—Global2

Great Companies—TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC, formerly Janus Capital Corporation

Janus Growth

Subadvised by Luther King Capital Management Corporation

LKCM Strategic Total Return

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

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Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

(1)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

AllianceBernstein Variable Products Series Fund, Inc.—Class B, formerly Alliance Variable Products Series Fund, Inc.—Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio, formerly Alliance Growth Portfolio

AllianceBernstein Premier Growth Portfolio, formerly Alliance Premier Growth Portfolio

AllianceBernstein Technology Portfolio, formerly Alliance Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse—International Focus Portfolio

Credit Suisse—Small Cap Growth Portfolio

DFA Investment Dimensions Group, Inc.

Advised by Dimensional Fund Advisors, Inc.

DFA—VA Small Value Portfolio

DFA—VA Large Value Portfolio

DFA—VA International Value Portfolio

DFA—VA International Small Portfolio

DFA—VA Global Bond Portfolio

DFA—VA Short-Term Fixed Portfolio

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Dreyfus—Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund—Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF—Appreciation Portfolio

The Federated Insurance Series

Advised by Federated Investment Management Company

Federated American Leaders Fund II

Federated Capital Income Fund II, formerly Federated Utility Fund II

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

The Montgomery Funds III

Advised by Montgomery Asset Management, LLC

Montgomery Variable Series: Emerging Markets Fund (“Montgomery Emerging Markets Fund”)

Seligman Portfolios, Inc.—Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

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SteinRoe Variable Investment Trust

Advised by Columbia Management Advisers, Inc., formerly Stein Roe & Farnham Incorporated

Liberty Small Company Growth Fund, Variable Series—Class A, formerly Stein Roe Small Company Growth Fund, Variable Series—Class A

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Core Management Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Liberty Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

5.  EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.65% or 0.60% per year from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000 or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Additional Death Benefit option, there is an annual fee during the Accumulation Phase of 0.25% of the Policy Value.

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If you elect the Additional Death Distribution—II option, there is an annual fee of 0.55% of the Policy Value

If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

6.  TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes, withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59½, you may have to pay a 10% penalty tax on the earnings portion received.

7.  ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn in excess of the 10% free amount, may be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

8.  PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9.  DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You may choose one of the following guaranteed minimum death benefits:

•	Return of Premium—available if the owner or annuitant is age 0 to 85 on the Policy Date

•	6 Year Step-Up To Age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date

•	Double Enhanced Death Benefit—available if the owner or annuitant is age 0 to 79 on the Policy Date

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If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

10.  OTHER INFORMATION

Additional Features

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect one of two optional riders that might pay an additional amount on top of the Policy death benefit, in certain circumstances. These features are called the “Additional Death Benefit” (“ADB”) and Additional Death Distribution—II (“ADD-II”). There is an extra charge for these riders.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 30% of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•	Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•	You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or the Federated Prime Money Fund II either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation. See page 32.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the agent from whom you purchased the Policy.

State Variations

Certain provisions of the Policy may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your

7

policy for specific variations since any such state variation will be included in your Policy. See your agent or contract us for specific information that may be applicable to your state.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has fifty-four Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 43.

11.  INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

For more information about the Advisor’s Edge variable annuity, call or write: Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

8

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment options. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None

Contingent Deferred Sales Load (surrender charge)(2)	None

Exchange Fees(1)	$10

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

(2)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)

Base Separate Account Expenses:

Mortality and Expense Risk Fee	0.60%

Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	0.75%

Annual Optional Rider Fees:

Additional Death Benefit Fee(3)	0.25%

Additional Death Distribution—II(4)	0.55%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(2)	Total Annual Separate Account Expenses shown (0.75%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

(3)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

(4)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

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The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Minimum	Maximum

Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.15%	1.78%

(1)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2002 (unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE A

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years

Double Enhanced Death Benefit Option (0.75%)	$256	$788	$1,345	$2,866

6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	246	758	1,296	2,766

Return of Premium Death Benefit Option (0.60%)	241	742	1,270	2,716

EXAMPLE TABLE B

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years

Double Enhanced Death Benefit Option (0.75%)	$311	$951	$1,616	$3,392

6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	301	921	1,567	3,299

Return of Premium Death Benefit Option (0.60%)	296	907	1,543	3,252

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

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CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

1.   THE ANNUITY POLICY

The Advisor’s Edge variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in fifty-four Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the fifty-four available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account, page 24.)

•	Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 32.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 12.

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At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit’s Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit’s other assets and can be used only to satisfy its obligations to Policy Owners.

2.  ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Peoples Benefit. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides five Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 3-V or 5-V, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 3-V and 5-V. The

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dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

•	Payment Option 1—Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Peoples Benefit agree. You and Peoples Benefit will agree on withdrawal rights when you elect this option.

•	Payment Option 2—Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Payment Option 3—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed or variable)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

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The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at Policy issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•	Payment Option 4—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 5—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency CashSM (fixed or variable)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule).

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving annuitant. (For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.)

Other annuity payment options may be arranged by agreement with Peoples Benefit. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

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IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 100;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

Calculating Annuity Payments

Fixed Annuity Payments.    Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments.    To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments.    For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments.    For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments.    The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

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A Few Things to Keep in Mind Regarding Annuity Payments

•	If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 3—Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•	Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit’s consent.

•	At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•	You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•	If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Peoples Benefit informed of the Payee’s most current address of record.

3.    PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

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If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Peoples Benefit cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Peoples Benefit’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor’s Edge as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 32.)

DEFINITION

Qualified Policy

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

•	You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

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•	The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

DEFINITION

Premium Tax

A Premium Tax is a regulatory tax some states assess on the Premium Payments made into a Policy. If we should have to pay any Premium Tax, we will deduct it from the Policy Value on the Annuity Commencement Date, date of death, or date of full Surrender.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and subsequent Premium Payments:

	Qualified	Non- Qualified
South Dakota	0.00%	1.25%

As of the date of this Prospectus, the following states assess a Premium Tax against the Adjusted Policy Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

	Qualified	Non- Qualified
California	0.50%	2.35%
Maine	0.00	2.00
Nevada	0.00	3.50
West Virginia	1.00	1.00
Wyoming	0.00	1.00

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Peoples Benefit reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

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WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus—

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options

•	Positive Excess Interest Adjustment, if applicable

minus—

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge, if applicable

•	any withdrawals

•	any charges for Transfers made after the first twelve in a Policy Year

•	Negative Excess Interest Adjustment, if applicable

•	any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

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4.   INVESTMENT OPTIONS

The Advisor’s Edge variable annuity offers you a means of investing in fifty-four Portfolios offered by fourteen different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account, page 23.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company’s judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company’s purchase order.

Owners of Policy Number NA103A should refer to Appendix B of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Fund, Inc.—Initial Class

Subadvised by AEGON/Transamerica Fund Advisors, Inc.

Asset Allocation—Conservative Portfolio, formerly Conservative Asset Allocation

Asset Allocation—Growth Portfolio, formerly Aggressive Asset Allocation

Asset Allocation—Moderate Portfolio, formerly Moderate Asset Allocation

Asset Allocation—Moderate Growth Portfolio, formerly Moderately Aggressive Asset Allocation

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century International(1)

Subadvised by Clarion CRA Securities, L.P.

Clarion Real Estate Securities

Subadvised by GE Asset Management Incorporated

GE U.S. Equity

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM

Great Companies—Global2

Great Companies—TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC, formerly Janus Capital Corporation

Janus Growth

Subadvised by Luther King Capital Management Corporation

LKCM Strategic Total Return

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

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Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

(1)	As of May 1, 2003 Gabelli Global Growth was merged into American Century International.

AllianceBernstein Variable Products Series Fund, Inc.—Class B, formerly Alliance Variable Products Series Fund, Inc.

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio, formerly Alliance Growth Portfolio

AllianceBernstein Premier Growth Portfolio, formerly Alliance Premier Growth Portfolio

AllianceBernstein Technology, formerly Alliance Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse—International Focus Portfolio

Credit Suisse—Small Cap Growth Portfolio

DFA Investment Dimensions Group, Inc.

Advised by Dimensional Fund Advisors, Inc.

DFA—VA Small Value Portfolio

DFA—VA Large Value Portfolio

DFA—VA International Value Portfolio

DFA—VA International Small Portfolio

DFA—VA Global Bond Portfolio

DFA—VA Short-Term Fixed Portfolio

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Dreyfus—Core Bond Portfolios

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund—Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF—Appreciation Portfolio

The Federated Insurance Series

Advised by Federated Investment Management Company

Federated American Leaders Fund II

Federated Capital Income Fund II, formerly Federated Utility Fund II

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

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The Montgomery Funds III

Advised by Montgomery Asset Management, LLC

Montgomery Variable Series: Emerging Markets Fund (“Montgomery Emerging Markets Fund”)

Seligman Portfolios, Inc.—Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust

Advised by Columbia Management Advisers, Inc., formerly Stein Roe & Farnham Incorporated

Liberty Small Company Growth Fund, Variable Series—Class A, formerly Stein Roe Small Company Growth Fund, Variable Series—Class A

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Core Management Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Liberty Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc.—Initial Class

Subadvised by The Dreyfus Corporation

Dreyfus Small Cap Value

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

Costs and Market Timing/Frequent Transfers.    Professional market timing organizations and some Policy owners try to profit from various strategies called market timing; for example, switching money

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into investment option portfolios when they expect prices to rise and taking money out when they expect prices to fall, or switching from one investment option portfolio to another and then back again after a short period of time. As money is shifted in and out, the underlying mutual fund incurs expenses for buying and selling securities. These costs are borne by all Policy owners, including the long-term Policy owners who do not generate the costs. Frequent transfers may also impede the ability of the portfolio manager of the underlying fund to sustain the stated investment objective of the portfolio.

The transfer privilege under the Policy is not intended to serve as a vehicle for short-term or frequent transfers. The Policy does not permit market timing/frequent transfers. As described above, frequent transfers among investment option portfolios disrupt portfolio management in the underlying mutual fund and tend to drive fund expenses higher. We reserve the right to limit or revoke your transfer privileges and/or may not accept future Premium Payments from you if you engage in frequent transfer activity. We consider eight or more transfers in any three-month period to be frequent transfer activity, although we reserve the right to impose restrictions if there are less frequent transfers.

Do not invest with us if you intend to conduct market timing/frequent transfer activity. If you do, we will immediately notify you and your agent that any additional requests for transfers will be subject to certain restrictions, including the permanent loss of electronic transfer privileges.     We consider transfers by telephone, fax overnight mail or Internet to be “electronic” transfers.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your Cash Value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the Policy is issued.

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If you select the fixed account, your money will be placed with Peoples Benefit’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your Policy will remain level for the entire income phase.

We reserve the right to refuse any Premium Payment to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts at no cost, subject to the following conditions:

•	You may make requests for transfers in writing or by telephone. Peoples Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•	Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the dollar cost averaging program.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Policy number to which he or she is referring, and the Social

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Security number of the Policy Owner. This information will be verified with the Policy Owner’s records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically transfer money from the Dollar Cost Averaging Fixed Account Option or the Federated Prime Money Fund II into any other Subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

•	the Subaccounts into which money from the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and

•	either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the Dollar Cost Averaging Fixed Account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

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A CLOSER LOOK AT

Dollar-Cost Averaging

The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5.  EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in Section 7 of this prospectus and the Statement of Additional Information.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.45%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.50%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

A CLOSER LOOK AT

The Mortality and Expense Risk Fee

Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

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The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the Accumulation Phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the Accumulation Phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Distribution—II

If you elect the ADD-II, there is an annual fee during the Accumulation Phase of 0.55% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we received all necessary regulatory approvals) during the Accumulation Phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date, according to the following schedule:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)

0-1	4%

1-2	3%

2-3	2%

3-4	1%

4 or more	0%

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Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the adjusted Policy Value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the “Fee Table” section of this prospectus and in each Fund’s prospectus and Statement of Additional Information.

6.  TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS, page 30 and DIVERSIFICATION STANDARDS, page 31.)

A CLOSER LOOK AT

Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

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Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

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Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59½; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Policy (note, however, that other penalties may apply); (vi) under an immediate annuity policy (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax adviser on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADD-II as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the ADB and ADD-II or any other optional benefit provided under the Policy should be treated as taxable surrenders, you should consult your tax adviser prior to selecting any optional benefit under the Policy.

ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This

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rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-POLICIES RULE

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY POLICIES

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY POLICIES

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

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We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

7.     ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase

•	by making a full or partial withdrawal

•	by electing an Annuity Payment Option

•	by your beneficiary in the form of a Death Benefit

•	by taking systematic payouts

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable Premium Taxes and service charges

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To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of 10% of your cumulative Premium Payment are subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free percentage.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free percentage available;

•	nursing care and terminal condition withdrawals

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy’s value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request Form.

Peoples Benefit must receive your Form at least 30 days before the date you want Systematic Payouts to begin. Peoples Benefit will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

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We reserve the right to discontinue offering this option upon 30 days’ notice, and we also reserve the right to charge a fee for the option.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 29, and Penalty Taxes on Certain Early Withdrawals, page 30.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

Additional Death Benefit

The optional Additional Death Benefit (“ADB”) pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is only available for issue ages through age 80.

ADB Amount.    The ADB is only payable if you elected the rider prior to the death triggering the payment of the Policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

•	the ADB factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the Policy Value on the date the death benefit is determined; minus

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•	Policy Value on the rider date; minus

•	Premium Payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 exchange or add the ADB after you purchase the Policy, rider earnings do not include any gains before the 1035 exchange or the date the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the Policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see the SAI for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

Spousal Continuation.    If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving a death benefit and ADB, the spouse will receive a one-time policy value increase equal to the ADB. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee.    A rider fee, 0.25% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits (because there are no rider earnings).

Termination.    The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Additional Death Benefit may vary for certain policies and may not be available for all policies.

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Additional Death Distribution—II

The optional Additional Death Distribution—II (“ADD-II”) pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADD-II is only available for issue ages through age 75.

ADD-II Amount.    An additional death benefit is only payable if a death benefit is paid on the base Policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the Policy Value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0-70 and 20% for issue ages 71-75.

No benefit is payable under the ADD-II if the Policy Value on the date of death is less than the Premium Payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation.    If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving the death benefit and ADD-II, the spouse will receive a one-time Policy Value increase equal to the ADD-II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long he or she is under the age of 76.

Rider Fee.    A rider fee, currently 0.55% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination.    The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once	terminated, the ADD-II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The Additional Death Distribution—II may vary for certain policies and may not be available for all policies.

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Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time, however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee.    There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. You pay whatever the fee is when you annuitize.

Other Terms and Conditions.    The Initial Payment Guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

Termination.    The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	Confined in a hospital or nursing facility for 30 days in a row; or

•	Diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, which is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the Policy Date; and

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•	unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but contract owners who elected the GMIB prior to May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

8.  PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Fund II, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the

38

periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see “Fee Table”), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Subaccounts as if the Policy were in existence before its inception date (which it was not). After the Policy’s inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Policy Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Fund II. “Yield” refers to the income generated by an investment in the Federated Prime Money Fund II over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is

39

calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Fund II is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Subaccount that invests in the Federated Prime Money Fund II for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9.  DEATH BENEFIT

Peoples Benefit will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

When We Pay a Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

•	you are both the Annuitant and an owner of the Policy; and

•	you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

•	you are not the Annuitant; and

•	the Annuitant dies before the Annuity Commencement Date; and

•	you specifically requested that the death benefit be paid upon the Annuitant’s death.

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Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:

•	you are not the Annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

•	you are not the Annuitant; and

•	the Annuitant dies prior to the Annuity Commencement Date; and

•	you did not specifically request that the death benefit be paid upon the Annuitant’s death;

THEN:

•	you will become the new Annuitant and the Policy will continue.

IF:

•	you are not the Annuitant; and

•	you die prior to the Annuity Commencement Date;

THEN:

•	the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner’s designated beneficiary, the Policy Owner’s estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Peoples Benefit has not received written notice of the trust as a successor owner signed prior to the Policy Owner’s death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner’s designated beneficiary is named in the written notice received by Peoples Benefit.

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Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

•	Policy Value on the date we receive the required information; or

•	Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

•	available if the Policy Owner or Annuitant is age 0 to 85 on the Policy Date.

The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date.

B.	6 Year Step-Up To Age 81 Death Benefit

The 6 Year Step-Up Death Benefit is:

•	the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier date of death or the Annuitant’s 81st birthday;

•	plus premiums paid

•	less partial withdrawals subsequent to the date of the 6th anniversary with the largest Policy Value.

•	available if the Policy Owner or Annuitant is age 0 to 75 on the Policy Date.

C.	Double Enhanced Death Benefit

The Double Enhanced Death Benefit is the greater of (1) or (2) where:

(1)	is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday; and

(2)

is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the

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largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10.  OTHER INFORMATION

Peoples Benefit Life Insurance Company (“Peoples Benefit,” “We,” “Us,” “Our”)

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 2002, Peoples Benefit had statutory-basis assets of approximately $13 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 202-624-2121.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples

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Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit’s general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has fifty-four Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds. Additional Subaccounts may be established at Peoples Benefit’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner (“You,” “Your”)

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to who benefits are to be paid.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require.

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To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners (as well as the Independent Auditors’ Reports on them) are contained in the Statement of Additional Information.

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Independent Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Peoples Benefit.

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TABLE OF CONTENTS FOR THE ADVISOR’S EDGE VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Return of Premium Death Benefit Option (Total Annual Separate Account Expenses: 0.60%)

(For the period June 18, 2001 through December 31, 2002)

	Alger Aggressive Growth	Asset Allocation— Conservative	Asset Allocation— Growth	Asset Allocation— Moderate	Asset Allocation— Moderate Growth	American Century International	Clarion Real Estate Securities
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.942	N/A	N/A	N/A	N/A	N/A	1.036
12/31/2002	0.614	0.902	0.810	0.873	0.844	0.795	1.067
Number of units outstanding as of:
12/31/2001	306,882	N/A	N/A	N/A	N/A	N/A	187,187
12/31/2002	415,397	20,998	66,502	20,619	43,966	121,922	722,298

	Dreyfus Small Cap Value	GE U.S. Equity	Great Companies— AmericaSM	Great Companies— Global[2]	Great Companies— TechnologySM	J.P. Morgan Enhanced Index	Janus Growth
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	1.029	0.953	N/A	N/A	N/A	0.944	0.879
12/31/2002	0.619	0.760	0.962	0.940	0.923	0.708	0.612
Number of units outstanding as of:
12/31/2001	233,982	99,767	N/A	N/A	N/A	427,925	448,175
12/31/2002	290,558	288,515	23,954	100	100	826,647	810,504

	LKCM Strategic Total Return	PBHG Mid Cap Growth	PIMCO Total Return	Salomon All Cap	Transamerica Equity	Transamerica Growth Opportunities	Transamerica Value Balanced
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	1.003	0.887	N/A	0.975	0.959	1.143	N/A
12/31/2002	0.892	0.631	1.058	0.730	0.741	0.974	0.891
Number of units outstanding as of:
12/31/2001	128,332	32,547	N/A	56,035	54,216	1,000	N/A
12/31/2002	126,658	217,107	1,477,661	78,818	200,435	184,834	45,816

	Van Kampen Active Int’l Allocation	Van Kampen Emerging Growth	AllianceBernstein Growth	AllianceBernstein Premier Growth	AllianceBernstein Technology	Credit Suisse— Int’l Focus
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.922	0.873	0.918	0.937	0.919	0.937
12/31/2002	0.761	0.581	0.655	0.644	0.531	0.745
Number of units outstanding as of:
12/31/2001	395,120	28,739	20,943	41,541	1,000	4,922
12/31/2002	837,581	167,372	95,318	118,509	32,675	300,531

A-1

	Credit Suisse— Small Cap Growth	DFA—VA Small Value	DFA—VA Large Value	DFA—VA International Value	DFA—VA International Small	DFA—VA Short-Term Fixed	DFA—VA Global Bond
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	1.037	1.046	0.941	0.906	0.875	1.026	1.029
12/31/2002	0.683	0.928	0.745	0.823	0.899	1.058	1.125
Number of units outstanding as of:
12/31/2001	150,851	1,283,377	2,209,620	1,319,039	823,686	1,689,342	1,312,326
12/31/2002	493,136	7,112,893	9,760,461	6,090,296	3,423,422	5,860,311	5,193,758

	Dreyfus— Core Bond	Dreyfus Socially Responsible Growth	Dreyfus—VIF Appreciation	Federated American Leaders	Federated High Income Bond	Federated Prime Money	Federated U.S. Gov’t Securities
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	1.011	0.908	0.959	0.955	0.992	1.012	1.033
12/31/2002	1.073	0.640	0.792	0.757	0.999	1.020	1.120
Number of units outstanding as of:
12/31/2001	131,467	1,000	98,828	726,101	279,514	4,627,192	732,600
12/31/2002	242,215	22,113	379,826	1,516,138	1,585,753	8,205,653	1,898,903

	Federated Capital Income	Montgomery Emerging Markets	Seligman Capital	Seligman Communications And Information	Seligman Global Technology	Liberty Small Co. Growth	Strong Multi Cap Value
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.912	0.971	0.959	0.991	0.909	0.965	0.974
12/31/2002	0.689	0.872	0.637	0.628	0.616	0.726	0.744
Number of units outstanding as of:
12/31/2001	80,523	49,029	19,800	26,548	12,997	19,321	167,722
12/31/2002	64,907	421,990	43,840	24,926	20,939	481,351	867,367

	Vanguard— Equity Index	Vanguard— Mid-Cap Index	Vanguard— REIT Index	Vanguard— Short-Term Corporate	Vanguard— Total Bond Market Index	Wanger U.S. Smaller Companies	Wanger Int’l Small Cap
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	N/A	N/A	N/A	N/A	N/A	1.014	0.853
12/31/2002	0.817	0.797	0.941	1.046	1.062	0.838	0.730
Number of units outstanding as of:
12/31/2001	N/A	N/A	N/A	N/A	N/A	387,646	91,651
12/31/2002	3,734,097	409,519	1,619,996	1,239,776	753,412	1,270,439	397,408

*	All subaccounts had commenced operations on 6/18/2001 except for the following: 5/1/2002 for Asset Allocation—Conservative Portfolio, Asset Allocation—Growth Portfolio, Asset Allocation—Moderate Portfolio, Asset Allocation—Moderate Growth Portfolio, American Century International, PIMCO Total Return, Transamerica Value Balanced, Vanguard—Total Bond Market Index, Vanguard—Short-Term Corporate; Vanguard—Equity Index, Vanguard—Mid-Cap Index and Vanguard—REIT Index; 7/1/2002 for Great Companies—AmericaSM, Great Companies—Global[2], and Great Companies—TechnologySM.

A-2

CONDENSED FINANCIAL INFORMATION

6 Year Step-Up To Age 81 Death Benefit Option (Total Annual Separate Account Expenses: 0.65%)

(For the period June 18, 2001 through December 31, 2002)

	Alger Aggressive Growth(1)	Asset Allocation— Conservative	Asset Allocation— Growth	Asset Allocation— Moderate	Asset Allocation— Moderate Growth	American Century International	Clarion Real Estate Securities(1)
Accumulation unit value as of:
Start Date*	10.000	1.000	1.000	1.000	1.000	1.000	10.000
12/31/2001	8.473	N/A	N/A	N/A	N/A	N/A	12.785
12/31/2002	5.522	0.901	0.809	0.873	0.844	0.795	13.160
Number of units outstanding as of:
12/31/2001	10,986	N/A	N/A	N/A	N/A	N/A	10,674
12/31/2002	14,455	161,969	100	100	100	19,305	13,097

	Dreyfus Small Cap Value(1)	GE U.S. Equity	Great Companies— AmericaSM	Great Companies— Global[2]	Great Companies— TechnologySM	J.P. Morgan Enhanced Index(1)	Janus Growth(1)
Accumulation unit value as of:
Start Date*	10.000	1.000	1.000	1.000	1.000	10.000	10.000
12/31/2001	16.372	0.953	N/A	N/A	N/A	11.863	6.880
12/31/2002	9.847	0.759	0.961	0.940	0.923	8.888	4.790
Number of units outstanding as of:
12/31/2001	8,115	320,061	N/A	N/A	N/A	24,087	45,460
12/31/2002	5,706	139,381	6,467	100	100	28,937	40,800

	LKCM Strategic Total Return(1)	PBHG Mid Cap Growth	PIMCO Total Return	Salomon All Cap	Transamerica Equity	Transamerica Growth Opportunities	Transamerica Value Balanced
Accumulation unit value as of:
Start Date*	10.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	9.842	0.886	N/A	0.975	0.959	1.143	N/A
12/31/2002	8.747	0.631	1.057	0.729	0.741	0.973	0.891
Number of units outstanding as of:
12/31/2001	17,910	5,812	N/A	6,517	11,591	1,000	N/A
12/31/2002	6,236	5,812	313,392	6,517	22,301	45,054	100

	Van Kampen Active Int’l Allocation(1)	Van Kampen Emerging Growth	AllianceBernstein Growth	AllianceBernstein Premier Growth	AllianceBernstein Technology	Credit Suisse— Int’l Focus(1)
Accumulation unit value as of:
Start Date*	10.000	1.000	1.000	1.000	1.000	10.000
12/31/2001	8.618	0.873	0.918	0.937	0.918	8.727
12/31/2002	7.109	0.581	0.654	0.644	0.531	6.931
Number of units outstanding as of:
12/31/2001	27,603	25,642	1,000	18,708	1,000	0
12/31/2002	29,727	41,547	1,000	55,749	15,130	10,042

A-3

	Credit Suisse— Small Cap Growth(1)	DFA—VA Small Value(1)	DFA—VA Large Value(1)	DFA—VA International Value(1)	DFA—VA International Small(1)	DFA—VA Short-Term Fixed(1)	DFA—VA Global Bond(1)
Accumulation unit value as of:
Start Date*	10.000	10.000	10.000	10.000	10.000	10.000	10.000
12/31/2001	14.512	21.294	22.329	12.026	8.019	13.372	16.196
12/31/2002	9.560	18.888	17.667	10.910	8.235	13.774	17.693
Number of units outstanding as of:
12/31/2001	7,095	23,256	43,349	33,481	19,471	31,743	17,162
12/31/2002	5,299	79,114	102,887	84,437	46,580	78,964	56,593

	Dreyfus— Core Bond(1)	Dreyfus Socially Responsible Growth	Dreyfus VIF— Appreciation	Federated American Leaders(1)	Federated High Income Bond(1)	Federated Prime Money(1)	Federated U.S. Gov’t Securities(1)
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	10.000	10.000	10.000	10.000
12/31/2001	1.011	0.908	0.959	24.134	12.440	13.366	14.616
12/31/2002	1.072	0.639	0.792	19.131	12.531	13.462	15.835
Number of units outstanding as of:
12/31/2001	80,584	1,000	17,128	15,543	17,806	25,144	38,744
12/31/2002	100,545	65,568	66,399	11,519	40,682	107,651	29,709

	Federated Capital Income(1)	Montgomery Emerging Markets(1)	Seligman Capital	Seligman Communications And Information	Seligman Global Technology	Liberty Small Co. Growth(1)	Strong Multi Cap Value(1)
Accumulation unit value as of:
Start Date*	10.000	10.000	1.000	1.000	1.000	10.000	10.000
12/31/2001	13.920	6.994	0.958	0.991	0.908	11.752	10.930
12/31/2002	10.518	6.276	0.637	0.628	0.616	8.840	8.345
Number of units outstanding as of:
12/31/2001	1,418	4,863	22,563	6,018	1,000	9,718	1,545
12/31/2002	6,101	14,349	31,700	8,765	31,702	10,517	5,463

	Vanguard— Equity Index	Vanguard— Mid-Cap Index	Vanguard— REIT Index	Vanguard— Short-Term Corporate	Vanguard— Total Bond Market Index	Wanger U.S. Smaller Companies(1)	Wanger Int’l Small Cap(1)
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	10.000	10.000
12/31/2001	N/A	N/A	N/A	N/A	N/A	24.521	20.428
12/31/2002	0.816	0.797	0.941	1.045	1.062	20.267	17.489
Number of units outstanding as of:
12/31/2001	N/A	N/A	N/A	N/A	N/A	5,800	1,252
12/31/2002	332,603	26,738	132,235	72,773	141,059	15,557	5,397

*	All subaccounts had commenced operations on 6/18/2001 except for the following: 5/1/2002 for Asset Allocation—Conservative Portfolio, Asset Allocation—Growth Portfolio, Asset Allocation—Moderate Portfolio, Asset Allocation—Moderate Growth Portfolio, American Century International, PIMCO Total Return, Transamerica Value Balanced, Vanguard—Total Bond Market Index, Vanguard—Short-Term Corporate; Vanguard—Equity Index, Vanguard—Mid-Cap Index and Vanguard—REIT Index; 7/1/2002 for Great Companies—AmericaSM, Great Companies—Global[2], and Great Companies—TechnologySM.

(1)	See the condensed financial table that appears as part of Appendix B for historical information for these subaccounts prior to the offering of this death benefit option on 6/18/2001.

A-4

CONDENSED FINANCIAL INFORMATION

Double Enhanced Death Benefit Option (Total Annual Separate Account Expenses: 0.75%)

(For the period June 18, 2001 through December 31, 2002)

	Alger Aggressive Growth	Asset Allocation— Conservative	Asset Allocation—Growth	Asset Allocation— Moderate	Asset Allocation— Moderate Growth	American Century International	Clarion Real Estate Securities
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.941	N/A	N/A	N/A	N/A	N/A	1.035
12/31/2002	0.613	0.901	0.809	0.872	0.844	0.795	1.064
Number of units outstanding as of:
12/31/2001	18,062	N/A	N/A	N/A	N/A	N/A	274,282
12/31/2002	1,292,493	100	100	100	714	2,481,763	894,511

	Dreyfus Small Cap Value	GE U.S. Equity	Great Companies— AmericaSM	Great Companies— Global[2]	Great Companies— TechnologySM	J.P. Morgan Enhanced Index	Janus Growth
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	1.028	0.952	N/A	N/A	N/A	0.943	0.878
12/31/2002	0.618	0.758	0.961	0.939	0.923	0.706	0.611
Number of units outstanding as of:
12/31/2001	3,627,352	1,000	N/A	N/A	N/A	394,524	132,719
12/31/2002	125,527	22,153	100	100	1,441	629,623	263,123

	LKCM Strategic Total Return	PBHG Mid Cap Growth	PIMCO Total Return	Salomon All Cap	Transamerica Equity	Transamerica Growth Opportunities	Transamerica Value Balanced
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	1.002	0.886	N/A	0.974	0.958	1.142	N/A
12/31/2002	0.890	0.630	1.057	0.728	0.739	0.971	0.890
Number of units outstanding as of:
12/31/2001	37,474	1,000	N/A	1,000	53,004	1,000	N/A
12/31/2002	109,342	155,157	185,509	174,848	93,160	77,058	100

	Van Kampen Active Int’l Allocation	Van Kampen Emerging Growth	AllianceBernstein Growth	AllianceBernstein Premier Growth	AllianceBernstein Technology	Credit Suisse— Int’l Focus
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.922	0.873	0.917	0.936	0.918	0.936
12/31/2002	0.759	0.580	0.653	0.643	0.530	0.743
Number of units outstanding as of:
12/31/2001	397,745	24,085	1,000	14,559	1,000	28,079
12/31/2002	491,308	114,090	109,977	20,538	9,211	31,894

A-5

	Credit Suisse— Small Cap Growth	DFA—VA Small Value	DFA—VA Large Value	DFA—VA International Value	DFA—VA International Small	DFA—VA Short-Term Fixed	DFA—VA Global Bond
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	1.036	1.045	0.940	0.906	0.874	1.025	1.029
12/31/2002	0.682	0.926	0.743	0.821	0.897	1.055	1.123
Number of units outstanding as of
12/31/2001	36,710	142,446	874,090	395,967	111,015	150,702	484,612
12/31/2002	700,135	492,826	1,456,894	849,763	298,749	1,027,233	825,655

	Dreyfus— Core Bond	Dreyfus Socially Responsible Growth	Dreyfus VIF— Appreciation	Federated American Leaders	Federated High Income Bond	Federated Prime Money	Federated U.S. Gov’t Securities
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	1.010	0.907	0.958	0.954	0.991	1.011	1.032
12/31/2002	1.071	0.638	0.791	0.755	0.997	1.017	1.117
Number of units outstanding as of
12/31/2001	65,100	8,766	108,528	109,586	2,697,353	562,953	146,980
12/31/2002	206,501	37,422	128,122	341,691	3,296,306	1,950,712	368,504

	Federated Capital Income	Montgomery Emerging Markets	Seligman Capital	Seligman Communications And Information	Seligman Global Technology	Liberty Small Co. Growth	Strong Multi Cap Value
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.911	0.970	0.958	0.990	0.908	0.964	0.973
12/31/2002	0.688	0.870	0.636	0.627	0.615	0.725	0.742
Number of units outstanding as of
12/31/2001	41,288	98,927	1,000	8,107	1,000	21,506	4,683
12/31/2002	49,389	203,957	21,618	8,107	8,102	70,407	154,647

	Vanguard— Equity Index	Vanguard— Mid-Cap Index	Vanguard— REIT Index	Vanguard— Short-Term Corporate	Vanguard— Total Bond Market Index	Wanger U.S. Smaller Companies	Wanger Int’l Small Cap
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	N/A	N/A	N/A	N/A	N/A	1.013	0.852
12/31/2002	0.816	0.797	0.940	1.045	1.061	0.836	0.729
Number of units outstanding as of
12/31/2001	N/A	N/A	N/A	N/A	N/A	180,422	16,496
12/31/2002	169,375	38,402	70,731	332,533	100	333,159	128,225

*	All subaccounts had commenced operations on 6/18/2001 except for the following: 5/1/2002 for Asset Allocation—Conservative Portfolio, Asset Allocation—Growth Portfolio, Asset Allocation—Moderate Portfolio, Asset Allocation—Moderate Growth Portfolio, American Century International, PIMCO Total Return, Transamerica Value Balanced, Vanguard—Total Bond Market Index, Vanguard—Short-Term Corporate; Vanguard—Equity Index, Vanguard—Mid-Cap Index and Vanguard—REIT Index; 7/1/2002 for Great Companies—AmericaSM, Great Companies—Global[2], and Great Companies—TechnologySM.

A-6

APPENDIX B

If you are a Policy Owner of Policy NA103, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual Policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy NA103.

INVESTMENT OPTIONS

The Advisor’s Edge variable annuity offers you a means of investing in twenty-five portfolios offered by eight different investment companies and four General Account Guaranteed Options.

AEGON/Transamerica Series Fund, Inc.— Initial Class

Alger Aggressive Growth

Clarion Real Estate Securities

Janus Growth

J.P. Morgan Enhanced Index

LKCM Strategic Total Return

Van Kampen Active International Allocation

Credit Suisse Trust

Credit Suisse—International Focus Portfolio

Credit Suisse—Small Cap Growth Portfolio

DFA Investment Dimensions Group, Inc.

DFA—VA Small Value Portfolio

DFA—VA Large Value Portfolio

DFA—VA International Value Portfolio

DFA—VA International Small Portfolio

DFA—VA Global Bond Portfolio

DFA—VA Short-Term Fixed Portfolio

The Federated Insurance Series

Federated American Leaders Fund II

Federated Capital Income Fund II, formerly Federated Utility Fund II

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

The Montgomery Funds III

Montgomery Variable Series: Emerging Markets Fund

SteinRoe Variable Investment Trust

Liberty Small Company Growth Fund, Variable Series—Class A, formerly Stein Roe Small Company Growth Fund, Variable Series—Class A

Strong Variable Insurance Funds, Inc.

Strong Multi Cap Value Fund II

Wanger Advisors Trust

Wanger U.S. Smaller Companies

Wanger International Small Cap

The following Subaccount is only available to Owners who held an investment in this Subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this Subaccount after September 1, 2000, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc.—Initial Class

Janus Global

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc.— Initial Class

Subadvised by The Dreyfus Corporation

Dreyfus Small Cap Value

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•	Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.50%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	0.65%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	0.37%	1.68%

(1)	The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The example assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years

$221	$682	$1,170	$2,513

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•	If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase.    With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase.    Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner.    Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

CONDENSED FINANCIAL INFORMATION (Contract Owners of Policy NA103)

(For the period January 1, 1994 through December 31, 2002)

	Alger Aggressive Growth	Clarion Real Estate Securities	Dreyfus Small Cap Value	J.P. Morgan Enhanced Index	Janus Global	Janus Growth	LKCM Strategic Total Return
Accumulation unit value as of:
Start Date*	10.000	10.000	10.000	10.000	10.000	10.000	10.000
12/31/1994	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/31/1995	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/31/1996	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/31/1997	N/A	N/A	9.284	10.002	N/A	N/A	N/A
12/31/1998	N/A	N/A	9.024	13.057	N/A	N/A	N/A
12/31/1999	14.961	8.998	11.600	15.328	15.620	13.662	10.592
12/31/2000	10.207	11.588	12.796	13.566	12.797	9.645	10.128
12/31/2001	8.473	12.785	16.372	11.863	9.809	6.880	9.842
12/31/2002	5.522	13.160	9.847	8.888	7.209	4.790	8.747
Number of units outstanding as of:
12/31/1994	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/31/1995	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/31/1996	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/31/1997	N/A	N/A	585	34,587	N/A	N/A	N/A
12/31/1998	N/A	N/A	317,784	272,747	N/A	N/A	N/A
12/31/1999	64,889	54,834	201,694	434,242	155,589	239,345	14,628
12/31/2000	293,373	114,722	274,892	641,465	260,965	943,017	105,157
12/31/2001	225,838	171,271	691,869	581,098	161,472	826,006	98,753
12/31/2002	269,026	159,784	149,527	468,996	115,587	977,937	94,364

	Van Kampen Active Int’l Allocation	Credit Suisse— Int’l Focus	Credit Suisse— Small Cap Growth	DFA—VA Small Value	DFA—VA Large Value	DFA—VA International Value	DFA—VA International Small
Accumulation unit value as of:
Start Date*	10.000	10.000	10.000	10.000	10.000	10.000	10.000
12/31/1994	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/31/1995	N/A	N/A	N/A	9.948	12.034	10.524	10.145
12/31/1996	N/A	N/A	N/A	12.063	14.165	11.214	10.106
12/31/1997	9.191	9.601	13.183	15.633	18.187	10.893	7.708
12/31/1998	10.541	10.049	12.724	14.506	20.013	12.092	8.054
12/31/1999	13.862	15.319	21.375	15.832	20.831	14.660	9.484
12/31/2000	11.258	11.279	17.391	17.299	22.545	14.387	9.078
12/31/2001	8.618	8.727	14.512	21.294	22.329	12.026	8.019
12/31/2002	7.109	6.931	9.560	18.888	17.667	10.910	8.235
Number of units outstanding as of
12/31/1994	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/31/1995	N/A	N/A	N/A	163,078	358,553	271,242	188,597
12/31/1996	N/A	N/A	N/A	711,634	983,458	983,425	617,388
12/31/1997	24,827	106,212	48,791	864,489	1,062,867	1,228,043	869,388
12/31/1998	145,782	230,381	89,528	746,000	859,894	1,023,764	825,132
12/31/1999	366,344	141,359	275,865	764,208	942,056	1,072,798	784,305
12/31/2000	483,666	140,388	558,195	772,512	949,034	1,049,264	790,399
12/31/2001	580,288	93,231	199,768	798,989	1,060,336	1,180,227	870,331
12/31/2002	430,800	168,948	125,982	744,983	990,327	1,091,330	838,157

	DFA—VA Short-Term Fixed	DFA—VA Global Bond	Federated American Leaders	Federated High Income Bond	Federated Prime Money	Federated U.S. Gov’t Securities	Federated Capital Income
Accumulation unit value as of:
Start Date*	10.000	10.000	10.000	10.000	10.000	10.000	10.000
12/31/1994	N/A	N/A	N/A	N/A	10.026	N/A	N/A
12/31/1995	10.104	11.300	12.676	10.257	10.473	10.567	11.354
12/31/1996	10.560	12.235	15.311	11.648	10.900	10.940	12.584
12/31/1997	11.089	13.103	20.130	13.174	11.365	11.801	15.833
12/31/1998	11.620	14.091	23.524	13.442	11.835	12.623	17.924
12/31/1999	12.039	14.565	24.931	13.663	12.304	12.466	18.110
12/31/2000	12.757	15.386	25.361	12.350	12.962	13.745	16.239
12/31/2001	13.372	16.196	24.134	12.440	13.366	14.616	13.920
12/31/2002	13.774	17.693	19.131	12.531	13.462	15.835	10.518
Number of units outstanding as of
12/31/1994	N/A	N/A	N/A	N/A	70,223	N/A	N/A
12/31/1995	101,709	152,950	10,179	6,320	363,418	7,159	2,024
12/31/1996	821,351	317,470	67,853	146,709	512,275	117,323	24,080
12/31/1997	862,087	346,747	181,634	424,673	312,343	249,634	20,024
12/31/1998	752,441	368,039	255,419	532,325	651,890	422,127	74,288
12/31/1999	1,002,680	518,872	327,212	589,780	952,527	547,797	97,673
12/31/2000	990,473	683,605	352,733	528,372	1,296,989	590,014	105,603
12/31/2001	1,085,998	800,958	361,703	450,308	1,296,096	656,938	81,923
12/31/2002	1,042,792	707,043	225,685	318,474	677,402	530,113	48,870

	Montgomery Emerging Markets	Liberty Small Co. Growth	Strong Multi Cap Value	Wanger U.S. Smaller Companies	Wanger Int’l Small Cap
Accumulation unit value as of:
Start Date*	10.000	10.000	10.000	10.000	10.000
12/31/1994	N/A	N/A	N/A	N/A	N/A
12/31/1995	N/A	N/A	N/A	9.665	10.913
12/31/1996	10.616	N/A	N/A	14.076	14.312
12/31/1997	10.486	11.571	10.067	18.098	14.011
12/31/1998	6.508	9.507	10.220	19.542	16.194
12/31/1999	10.658	13.988	9.863	24.283	36.429
12/31/2000	7.566	13.147	10.566	22.158	26.080
12/31/2001	6.994	11.752	10.930	24.521	20.428
12/31/2002	6.276	8.840	8.245	20.267	17.489
Number of units outstanding as of
12/31/1994	N/A	N/A	N/A	N/A	N/A
12/31/1995	N/A	N/A	N/A	21,864	4,237
12/31/1996	135,913	N/A	N/A	110,551	80,108
12/31/1997	252,354	7,407	20,688	275,517	149,792
12/31/1998	301,041	11,989	61,989	181,215	193,817
12/31/1999	227,382	12,554	53,258	164,471	182,333
12/31/2000	311,907	49,289	62,591	174,047	149,543
12/31/2001	317,226	51,274	112,351	188,112	129,873
12/31/2002	219,751	38,443	95,879	144,280	102,228

*	Date of commencement of operations for the Subaccounts was as follows: 10/6/95 for DFA—VA Small Value; 1/18/95 for DFA—VA Large Value; 10/3/95 for DFA—VA International Value; 10/6/95 for DFA—VA International Small; 10/9/95 for DFA—VA Short-Term Fixed; 1/18/95 for DFA—VA Global Bond; 10/13/97 for Dreyfus Small Cap Value, J.P. Morgan Enhanced Index and Van Kampen Active International Allocation; 3/10/95 for Federated American Leaders; 9/18/95 for Federated High Income; 12/7/94 for Federated Prime Money; 6/28/95 for Federated U.S. Government Securities; 7/20/95 for Federated Capital Income; 2/5/96 for Montgomery Growth; 2/5/96 for Montgomery Emerging Markets; 10/13/97 for Strong Multi Cap Value; 9/20/95 for Wanger U.S. Smaller Companies; 9/18/95 for Wanger International Small Cap; 3/31/97 for Liberty Small Company Growth, Credit Suisse—International Focus and Credit Suisse—Small Cap Growth; 5/3/99 for Alger Aggressive Growth; Clarion Real Estate Securities; Janus Global; Janus Growth; and LKCM Strategic Total Return.

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

STATEMENT OF ADDITIONAL INFORMATION

for the

ADVISOR’S EDGE VARIABLE ANNUITY

Offered by

Peoples Benefit Life Insurance Company

(An Iowa Stock Company)

Home Office

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge variable annuity policy (the “Policy”) offered by Peoples Benefit Life Insurance Company (the “Company” or “Peoples Benefit”). You may obtain a copy of the Prospectus dated May 1, 2003, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2003

1

2

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Financial Markets Division—Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant—The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Peoples Benefit.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary—The person who has the right to the death benefit set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code—The Internal Revenue Code of 1986, as amended.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The individual or entity that owns an individual policy.

Policy—The individual policy.

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Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	Interest credited in the fixed account; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year—A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Peoples Benefit by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount—subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner—A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request—Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

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THE POLICY—GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

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MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant’s stated age, sex or both in the Policy are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant’s lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTUION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to any excess interest adjustment. At the time you request a

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withdrawal, if the interest rates Peoples Benefit sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the Premium Payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S = the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G = the guaranteed interest rate applicable to S.

C = the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M = the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

On full surrender, each Guaranteed Period Option’s (“GPO”) contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the 3% guaranteed effective annual interest rate.

Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

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The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a) =	the Annuity Unit Value for the immediately preceding Business Day;

(b) =	the Net Investment Factor for the day;

(c) =	the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a) =	any increase or decrease in the value of the Subaccount due to investment results;

(b) =	a daily charge assessed at an annual rate of 0.60% for the mortality and expense risks assumed by Peoples Benefit which may vary depending on the Death Benefit Option you choose;

(c) =	a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

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ADDITIONAL DEATH BENEFIT—ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 70 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 – $100,000 – $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 – $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $175,000 – $100,000 – $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000

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Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $75,000 – $100,000 – $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH DISTRIBUTION—II—ADDITIONAL INFORMATION

Assume the Additional Death Distribution—II is added to a new policy opened with $100,000 initial premium. The client is less than age 70 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

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Example

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $145,000 – $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 – $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date = $110,000 – $25,000)	$85,000

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Rider Benefit Base (= $130,000 – $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

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Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	3.50%

First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$ 500.00	—	—	400.0000
	February 1	400.0000	1.254526	$ 501.81	$ 500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$ 501.25	$ 500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$ 498.93	$ 500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$ 499.13	$ 500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$ 497.67	$ 500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$ 500.17	$ 500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$ 498.07	$ 500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$ 500.65	$ 500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$ 501.25	$ 500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$ 504.62	$ 500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$ 506.39	$ 500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$ 508.22	$ 500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$ 510.17	$ 508.33	0.0086	400.0927

Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

Until October 1995, the DFA—VA Large Value Portfolio (formerly DFA—VA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA—VA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA—VA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio’s future performance.

As of May 1, 2002 the Endeavor Series Trust and Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc. Therefore the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Dreyfus Small Cap Value Portfolios is now Dreyfus Small Cap Value; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios. Where applicable, the following Subaccount inception dates are used in the calculation of performance figures. 10/6/95 for the DFA—VA Small Value and DVA—VA International Small Value Portfolios; 1/18/95 for the DFA—VA Large

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Value and DFA—VA Global Bond Portfolios; 10/3/95 for the DFA—VA International Value Portfolio; 10/9/95 for DFA—VA Short-Term Fixed Portfolio; 3/10/95 for the Federated American Leaders Fund II; 7/20/95 for the Federated Capital Income Fund II; 12/7/94 for the Federated Prime Money Fund II; 6/28/95 for the Federated Fund for U.S. Government Securities II; 9/18/95 for the Federated High Income Bond Fund II;; 2/5/96 for the Montgomery Emerging Markets Fund; 9/20/95 for the Wanger U.S. Smaller Companies; 9/18/95 for the Wanger International Small Cap; 3/31/97 for Liberty Small Company Growth Fund—Class A;; 3/31/97 for Credit Suisse—International Focus Portfolio; 3/31/97 for Credit Suisse—Small Cap Growth Portfolio; 10/13/97 for Strong Multi Cap Value Fund II; 10/31/97 for Van Kampen Active International Allocation—Initial Class; 10/31/97 for Dreyfus Small Cap Value—Initial Class; 10/13/97 for J.P. Morgan Enhanced Index—Initial Class; 5/3/99 for the Alger Aggressive Growth—Initial Class, Clarion Real Estate Securities—Initial Class, Janus Growth—Initial Class, and LKCM Strategic Total Return—Initial Class; 6/18/2001 for AllianceBernstein Growth Portfolio—Class B, AllianceBernstein Premier Growth Portfolio—Class B, AllianceBernstein Technology Portfolio—Class B, Dreyfus VIF—Appreciation Portfolio—Service Class, Dreyfus—Core Bond Portfolio—Service Class, Dreyfus Socially Responsible Growth Fund—Service Class, Seligman Capital Portfolio—Class 2 Shares, Seligman Communications and Information Portfolio—Class 2 Shares, Seligman Global Technology Portfolio—Class 2 Shares, Transamerica Equity—Initial Class, Transamerica Growth Opportunities—Initial Class, GE U.S. Equity—Initial Class, PBHG Mid Cap Growth—Initial Class, Salomon All Cap—Initial Class and Van Kampen Emerging Growth—Initial Class; 5/1/2002 for Asset Allocation—Conservative Portfolio—Initial Class, Asset Allocation—Growth Portfolio—Initial Class, Asset Allocation—Moderate Portfolio—Initial Class, Asset Allocation Moderate Growth Portfolio—Initial Class, American Century International—Initial Class, PIMCO Total Return—Initial Class, Transamerica Value Balanced—Initial Class, Vanguard—Equity Index Portfolio, Vanguard—Mid-Cap Index Portfolio, Vanguard—REIT Index Portfolio, Vanguard—Total Bond Market Index Portfolio, Vanguard—Short-Term Corporate Portfolio, and 7/1/2002 for Great Companies—AmericaSM—Initial Class, Great Companies—Global2—Initial Class, and Great Companies—TechnologySM—Initial Class.

Where applicable, the following Portfolio inception dates are used in the calculation of performance figures: 9/29/95 for the DFA—VA Small Value and DFA—VA International Small Value Portfolios; 1/12/95 for the DFA—VA Large Value and DFA—VA Global Bond Portfolios; 9/29/95 for the DFA—VA International Value Portfolio; 9/29/95 for DFA—VA Short-Term Fixed Portfolio; 6/1/99 for AllianceBernstein Growth Portfolio—Class B; 7/14/99 for AllianceBernstein Premier Growth Portfolio—Class B; 9/22/99 for AllianceBernstein Technology Portfolio—Class B; 4/5/93 for Dreyfus VIF—Appreciation Portfolio—Service Class; 5/1/2000 for Dreyfus—Core Bond Portfolio—Service Class; 10/7/93 for Dreyfus Socially Responsible Growth Fund—Service Class; 11/18/94 for Federated Prime Money Fund II; 2/10/94 for Federated American Leaders Fund II; 2/10/94 for Federated Capital Income Fund II; 3/28/94 for Federated Fund for U.S. Government Securities II; 3/1/94 for Federated High Income Bond Fund II; 2/2/96 for Montgomery Emerging Markets Fund; 5/3/95 for Wanger U.S. Smaller Companies and Wanger International Small Cap; 6/30/95 for Credit Suisse—International Focus Portfolio and Credit Suisse—Small Cap Growth Portfolio; 10/10/97 for Strong Multi Cap Value Fund II; 4/8/91 for Van Kampen Active International Allocation—Initial Class; 5/4/93 for Dreyfus Small Cap Value—Initial Class; 5/1/97 for J.P. Morgan Enhanced Index—Initial Class; 6/21/88 for Seligman Capital Portfolio—Class 2 Shares; 10/11/94 for Seligman Communication and Information Portfolio—Class 2 Shares; 5/1/96 for Seligman Global Technology—Class 2 Shares; 2/26/69 for Transamerica Equity—Initial Class; 5/1/2001 for Transamerica Growth Opportunities—Initial Class; 3/1/94 for Alger Aggressive Growth; 1/2/97 for GE U.S. Equity—Initial Class; 5/1/98 for Clarion Real Estate Securities – Initial Class; 10/2/86 for Janus Growth—Initial Class; 3/1/93 for LKCM Strategic Total Return—Initial Class; 5/3/99 for PBHG Mid Cap Growth—Initial Class; 5/3/99 for Salomon All Cap—Initial Class; 5/1/93 for Van Kampen Emerging Growth—Initial Class; 5/1/02 for Asset Allocation—Growth Portfolio – Initial Class; 5/1/02 for Asset Allocation—Conservative Portfolio—Initial Class; 5/1/02 for Asset Allocation—Moderate Portfolio—Initial Class; 5/1/02 for Asset Allocation—Moderate Growth Portfolio— Initial Class; 5/1/02 for PIMCO Total Return—Initial Class; 4/29/91 for Vanguard—Equity Index Portfolio; 2/9/99 for Vanguard—Mid-Cap Index Portfolio; 2/9/99 for Vanguard—REIT Index Portfolio; 2/8/99 for Vanguard—Short-Term Corporate Portfolio; 4/29/91 for Vanguard—Total Bond Market Index Portfolio; 1/1/89 for Liberty Small Company Growth Fund; 1/1/97 for American Century International— Initial Class; 1/3/95 for Transamerica Value Balanced—Initial Class; 5/1/2000 for Great Companies— AmericaSM—Initial Class; 9/1/2000 for Great Companies—Global2—Initial Class; and 5/1/2000 for Great Companies—TechnologySM—Initial Class.

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MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

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Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]–1

The current yields of the Money Market Subaccount for the 7-day period ended December 31, 2002 was 0.23% for the 6 Year Step-Up Death Benefit Option, 0.27% for the Return of Premium Death Benefit Option; and 0.12% for the Double Enhanced Death Benefit Option. The effective yield of the Money Market Subaccount for the period ended December 31, 2002 was 0.23% for the 6 Year Step-Up Death Benefit Option, 0.28% for the Return of Premium Death Benefit Option, and 0.23% for the Double Enhanced Death Benefit Option.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a – b + 1)6-1]

cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;
[b]	equals the expenses accrued for the period (net of reimbursement);
[c]	equals the average daily number of Units outstanding during the period; and
[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1)	[P] equals a hypothetical initial Premium Payment of $1,000;
(2)	[T] equals an average annual total return;
(3)	[n] equals the number of years; and
(4)	[ERV] equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

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The following table show the Standardized Average Annual Total Return for the subaccounts for the period beginning at the inception of each subaccount and ending on December 31, 2002.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DECEMBER 31, 2002

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

	1 Year	5 Year	Since Subaccount Inception
Alger Aggressive Growth—Initial Class	(34.91%)	—	(15.06%)
Asset Allocation—Conservative Portfolio—Initial Class	—	—	(9.93%)
Asset Allocation—Growth Portfolio—Initial Class	—	—	(19.13%)
Asset Allocation—Moderate Portfolio—Initial Class	—	—	(12.79%)
Asset Allocation—Moderate Growth Portfolio—Initial Class	—	—	(15.66%)
American Century International—Initial Class	—	—	(20.55%)
Clarion Real Estate Securities—Initial Class	2.80%	—	7.65%
Dreyfus Small Cap Value—Initial Class	(39.94%)	1.06%	(0.42%)
GE U.S. Equity—Initial Class	(20.24%)	—	(16.53%)
Great Companies—AmericaSM—Initial Class	—	—	(3.92%)
Great Companies—Global[2]—Initial Class	—	—	(6.07%)
Great Companies—TechnologySM—Initial Class	—	—	(7.75%)
Janus Growth—Initial Class	(30.47%)	—	(18.29%)
J.P. Morgan Enhanced Index—Initial Class	(25.17%)	(2.45%)	(2.35%)
LKCM Strategic Total Return—Initial Class	(11.24%)	—	(3.71%)
PBHG Mid Cap Growth—Initial Class	(28.95%)	—	(26.02%)
PIMCO Total Return—Initial Class	—	—	5.66%
Salomon All Cap—Initial Class	(25.30%)	—	(18.69%)
Transamerica Equity—Initial Class	(22.84%)	—	(17.85%)
Transamerica Growth Opportunities—Initial Class	(14.97%)	—	(1.90%)
Transamerica Value Balanced—Initial Class	—	—	(10.99%)
Van Kampen Active International Allocation—Initial Class	(17.61%)	(5.12%)	(6.44%)
Van Kampen Emerging Growth—Initial Class	(33.58%)	—	(29.87%)
AllianceBernstein Growth—Class B	(28.82%)	—	(24.23%)
AllianceBernstein Premier Growth—Class B	(31.38%)	—	(25.03%)
AllianceBernstein Technology—Class B	(42.26%)	—	(33.85%)
Credit Suisse—International Focus Portfolio	(20.69%)	(6.43%)	(6.29%)
Credit Suisse—Small Cap Growth Portfolio	(34.21%)	(6.34%)	(0.90%)
DFA—VA Small Value Portfolio	(11.41%)	3.73%	9.05%
DFA—VA Large Value Portfolio	(20.98%)	(0.70%)	7.29%
DFA—VA International Value Portfolio	(9.40%)	(0.09%)	1.09%
DFA—VA International Small Portfolio	2.58%	1.70%	(2.76%)
DFA—VA Short-Term Fixed Portfolio	2.88%	4.31%	4.40%
DFA—VA Global Bond Portfolio	9.11%	6.06%	7.31%
Dreyfus—Core Bond Portfolio—Service Class	5.97%	—	4.52%
Dreyfus Socially Responsible Growth Fund—Service Class	(29.69%)	—	(25.36%)
Dreyfus VIF—Appreciation Portfolio—Service Class	(17.53%)	—	(14.20%)
Federated American Leaders Fund II	(20.83%)	(1.13%)	8.52%
Federated Capital Income Fund II	(24.54%)	(7.97%)	0.56%
Federated Fund for U.S. Government Securities II	8.21%	5.93%	6.18%
Federated High Income Bond Fund II	0.61%	(1.12%)	3.02%
Federated Prime Money Fund II	0.62%	3.31%	3.63%

17

Montgomery Emerging Markets Fund	(10.38%)	(9.87%)	(6.64%)
Seligman Capital Portfolio—Class 2 Shares	(33.66%)	—	(25.56%)
Seligman Communications and Information Portfolio—Class 2 Shares	(36.73%)	—	(26.23%)
Seligman Global Technology Portfolio—Class 2 Shares	(32.32%)	—	(27.16%)
Liberty Small Company Growth Fund—Class A	(24.87%)	(5.36%)	(2.24%)
Strong Multi Cap Value Fund II	(23.75%)	(3.80%)	(3.53%)
Vanguard—Equity Index Portfolio	—	—	(18.43%)
Vanguard—Mid-Cap Index Portfolio	—	—	(20.35%)
Vanguard—Short-Term Corporate Portfolio	—	—	4.46%
Vanguard—REIT Index Portfolio	—	—	(6.00%)
Vanguard—Total Bond Market Index Portfolio	—	—	6.09%
Wanger International Small Cap	(14.50%)	4.41%	7.84%
Wanger U.S. Smaller Companies	(17.45%)	2.17%	10.05%

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

NON-STANDARDIZED CUMULATIVE TOTAL RETURN FOR PERIOD ENDING DECEMBER 31, 2002

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

	1 Year	5 Year	Since Subaccount Inception
Alger Aggressive Growth—Initial Class	(34.88%)	—	(44.98%)
Asset Allocation—Conservative Portfolio—Initial Class	—	—	(9.91%)
Asset Allocation—Growth Portfolio—Initial Class	—	—	(19.11%)
Asset Allocation—Moderate Portfolio—Initial Class	—	—	(12.78%)
Asset Allocation—Moderate Growth Portfolio—Initial Class	—	—	(15.65%)
American Century International—Initial Class	—	—	(20.54%)
Clarion Real Estate Securities—Initial Class	2.83%	—	31.12%
Dreyfus Small Cap Value—Initial Class	(39.91%)	5.53%	(2.05%)
GE U.S. Equity—Initial Class	(20.40%)	—	(24.21%)
Great Companies—AmericaSM—Initial Class	—	—	(3.91%)
Great Companies—Global[2]—Initial Class	—	—	(6.06%)
Great Companies—TechnologySM—Initial Class	—	—	(7.74%)
Janus Growth—Initial Class	(30.45%)	—	(52.27%)
J.P. Morgan Enhanced Index—Initial Class	(25.15%)	(11.59%)	(11.58%)

18

LKCM Strategic Total Return—Initial Class	(11.22%)	—	(12.85%)
PBHG Mid Cap Growth—Initial Class	(28.93%)	—	(37.04%)
PIMCO Total Return—Initial Class	—	—	5.67%
Salomon All Cap—Initial Class	(25.27%)	—	(27.22%)
Transamerica Equity—Initial Class	(22.82%)	—	(26.05%)
Transamerica Growth Opportunities—Initial Class	(14.95%)	—	(2.87%)
Transamerica Value Balanced—Initial Class	—	—	(10.97%)
Van Kampen Active International Allocation—Initial Class	(17.59%)	(23.04%)	(29.28%)
Van Kampen Emerging Growth—Initial Class	(33.56%)	—	(42.01%)
AllianceBernstein Growth—Class B	(28.80%)	—	(34.69%)
AllianceBernstein Premier Growth—Class B	(31.36%)	—	(35.74%)
AllianceBernstein Technology—Class B	(42.24%)	—	(46.99%)
Credit Suisse—International Focus Portfolio	(20.66%)	(28.17%)	(31.09%)
Credit Suisse—Small Cap Growth Portfolio	(34.19%)	(27.84%)	(4.95%)
DFA—VA Small Value Portfolio	(11.38%)	20.22%	87.51%
DFA—VA Large Value Portfolio	(20.96%)	(3.35%)	75.26%
DFA—VA International Value Portfolio	(9.37%)	(0.35%)	8.31%
DFA—VA International Small Portfolio	2.60%	8.93%	(18.24%)
DFA—VA Short-Term Fixed Portfolio	2.90%	23.60%	36.75%
DFA—VA Global Bond Portfolio	9.13%	34.36%	75.52%
Dreyfus—Core Bond Portfolio—Service Class	5.99%	—	7.07%
Dreyfus Socially Responsible Growth Fund—Service Class	(29.66%)	—	(36.19%)
Dreyfus VIF—Appreciation Portfolio—Service Class	(17.51%)	—	(20.95%)
Federated American Leaders Fund II	(20.81%)	(5.44%)	89.81%
Federated Capital Income Fund II	(24.52%)	(33.90%)	4.39%
Federated Fund for U.S. Government Securities II	8.24%	33.51%	57.16%
Federated High Income Bond Fund II	0.63%	(5.35%)	24.40%
Federated Prime Money Fund II	0.64%	17.85%	33.53%
Montgomery Emerging Markets Fund	(10.36%)	(40.45%)	(37.67%)
Seligman Capital Portfolio—Class 2 Shares	(33.64%)	—	(36.44%)
Seligman Communications and Information Portfolio—Class 2 Shares	(36.71%)	—	(37.32%)
Seligman Global Technology Portfolio—Class 2 Shares	(32.30%)	—	(38.54%)
Liberty Small Company Growth Fund—Class A	(24.85%)	(23.98%)	(12.11%)
Strong Multi Cap Value Fund II	(23.73%)	(17.54%)	(16.99%)
Vanguard—Equity Index Portfolio	—	—	(18.41%)
Vanguard—Mid-Cap Index Portfolio	—	—	(20.34%)
Vanguard—Short-Term Corporate Portfolio	—	—	4.48%
Vanguard—REIT Index Portfolio	—	—	(5.99%)
Vanguard—Total Bond Market Index Portfolio	—	—	6.10%
Wanger International Small Cap	(14.47%)	24.19%	73.60%
Wanger U.S. Smaller Companies	(17.43%)	11.43%	101.19%

19

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DECEMBER 31, 2002

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

	1 Year	Since Subaccount Inception
Alger Aggressive Growth—Initial Class	(34.88%)	(15.04%)
Asset Allocation—Conservative Portfolio—Initial Class	—	(9.91%)
Asset Allocation—Growth Portfolio—Initial Class	—	(19.11%)
Asset Allocation—Moderate Portfolio—Initial Class	—	(12.78%)
Asset Allocation—Moderate Growth Portfolio—Initial Class	—	(15.65%)
American Century International—Initial Class	—	(20.54%)
Clarion Real Estate Securities—Initial Class	2.83%	7.67%
Dreyfus Small Cap Value—Initial Class	(39.91%)	(0.40%)
GE U.S. Equity—Initial Class	(20.40%)	(16.51%)
Great Companies—AmericaSM—Initial Class	—	(3.91%)
Great Companies—Global[2]—Initial Class	—	(6.06%)
Great Companies—TechnologySM—Initial Class	—	(7.74%)
Janus Growth—Initial Class	(30.45%)	(18.27%)
J.P. Morgan Enhanced Index—Initial Class	(25.15%)	(2.33%)
LKCM Strategic Total Return—Initial Class	(11.22%)	(3.68%)
PBHG Mid Cap Growth—Initial Class	(28.93%)	(26.00%)
PIMCO Total Return—Initial Class	—	5.67%
Salomon All Cap—Initial Class	(25.27%)	(18.67%)
Transamerica Equity—Initial Class	(22.82%)	(17.83%)
Transamerica Growth Opportunities—Initial Class	(14.95%)	(1.87%)
Transamerica Value Balanced—Initial Class	—	(10.97%)
Van Kampen Active International Allocation—Initial Class	(17.59%)	(6.42%)
Van Kampen Emerging Growth—Initial Class	(33.56%)	(29.85%)
AllianceBernstein Growth—Class B	(28.80%)	(24.21%)
AllianceBernstein Premier Growth—Class B	(31.36%)	(25.01%)
AllianceBernstein Technology—Class B	(42.24%)	(33.83%)
Credit Suisse—International Focus Portfolio	(20.66%)	(6.26%)
Credit Suisse—Small Cap Growth Portfolio	(34.19%)	(0.88%)
DFA—VA Small Value Portfolio	(11.38%)	9.07%
DFA—VA Large Value Portfolio	(20.96%)	7.31%
DFA—VA International Value Portfolio	(9.37%)	1.11%
DFA—VA International Small Portfolio	2.60%	(2.74%)
DFA—VA Short-Term Fixed Portfolio	2.90%	4.42%
DFA—VA Global Bond Portfolio	9.13%	7.33%
Dreyfus—Core Bond Portfolio—Service Class	5.99%	4.54%
Dreyfus Socially Responsible Growth Fund—Service Class	(29.66%)	(25.34%)
Dreyfus VIF—Appreciation Portfolio—Service Class	(17.51%)	(14.18%)
Federated American Leaders Fund II	(20.81%)	8.54%
Federated Capital Income Fund II	(24.52%)	0.58%
Federated Fund for U.S. Government Securities II	8.24%	6.20%
Federated High Income Bond Fund II	0.63%	3.04%
Federated Prime Money Fund II	0.64%	3.65%
Montgomery Emerging Markets Fund	(10.36%)	(6.62%)
Seligman Capital Portfolio—Class 2 Shares	(33.64%)	(25.54%)
Seligman Communications and Information Portfolio—Class 2 Shares	(36.71%)	(26.21%)
Seligman Global Technology Portfolio—Class 2 Shares	(32.30%)	(27.14%)

20

Liberty Small Company Growth Fund—Class A	(24.85%)	(2.22%)
Strong Multi Cap Value Fund II	(23.73%)	(3.50%)
Vanguard—Equity Index Portfolio	—	(18.41%)
Vanguard—Mid-Cap Index Portfolio	—	(20.34%)
Vanguard—Short-Term Corporate Portfolio	—	4.48%
Vanguard—REIT Index Portfolio	—	(5.99%)
Vanguard—Total Bond Market Index Portfolio	—	6.10%
Wanger International Small Cap	(14.47%)	7.86%
Wanger U.S. Smaller Companies	(17.43%)	10.07%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

Total Return YTD as of 12/31/2002
Alger Aggressive Growth—Initial Class	(34.88%)
Asset Allocation—Conservative Portfolio—Initial Class	—
Asset Allocation—Growth Portfolio—Initial Class	—
Asset Allocation—Moderate Portfolio—Initial Class	—
Asset Allocation—Moderate Growth Portfolio—Initial Class	—
American Century International—Initial Class	—
Clarion Real Estate Securities—Initial Class	2.83%
Dreyfus Small Cap Value—Initial Class	(39.91%)
GE U.S. Equity—Initial Class	(20.40%)
Great Companies—AmericaSM—Initial Class	—
Great Companies—Global[2]—Initial Class	—
Great Companies—TechnologySM—Initial Class	—
Janus Growth—Initial Class	(30.45%)
J.P. Morgan Enhanced Index—Initial Class	(25.15%)
LKCM Strategic Total Return—Initial Class	(11.22%)
PBHG Mid Cap Growth—Initial Class	(28.93%)
PIMCO Total Return—Initial Class	—
Salomon All Cap—Initial Class	(25.27%)
Transamerica Equity—Initial Class	(22.82%)
Transamerica Growth Opportunities—Initial Class	(14.95%)
Transamerica Value Balanced—Initial Class	—
Van Kampen Active International Allocation—Initial Class	(17.59%)
Van Kampen Emerging Growth—Initial Class	(33.56%)
AllianceBernstein Growth—Class B	(28.80%)
AllianceBernstein Premier Growth—Class B	(31.36%)
AllianceBernstein Technology—Class B	(42.24%)
Credit Suisse—International Focus Portfolio	(20.66%)

21

Credit Suisse—Small Cap Growth Portfolio	(34.19%)
DFA—VA Small Value Portfolio	(11.38%)
DFA—VA Large Value Portfolio	(20.96%)
DFA—VA International Value Portfolio	(9.37%)
DFA—VA International Small Portfolio	2.60%
DFA—VA Short-Term Fixed Portfolio	2.90%
DFA—VA Global Bond Portfolio	9.13%
Dreyfus—Core Bond Portfolio—Service Class	5.99%
Dreyfus Socially Responsible Growth Fund—Service Class	(29.66%)
Dreyfus VIF—Appreciation Portfolio—Service Class	(17.51%)
Federated American Leaders Fund II	(20.81%)
Federated Capital Income Fund II	(24.52%)
Federated Fund for U.S. Government Securities II	8.24%
Federated High Income Bond Fund II	0.63%
Federated Prime Money Fund II	0.64%
Montgomery Emerging Markets Fund	(10.36%)
Seligman Capital Portfolio—Class 2 Shares	(33.64%)
Seligman Communications and Information Portfolio—Class 2 Shares	(36.71%)
Seligman Global Technology Portfolio—Class 2 Shares	(32.30%)
Liberty Small Company Growth Fund—Class A	(24.85%)
Strong Multi Cap Value Fund II	(23.73%)
Vanguard—Equity Index Portfolio	—
Vanguard—Mid-Cap Index Portfolio	—
Vanguard—Short-Term Corporate Portfolio	—
Vanguard—REIT Index Portfolio	—
Vanguard—Total Bond Market Index Portfolio	—
Wanger International Small Cap	(14.47%)
Wanger U.S. Smaller Companies	(17.43%)

NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Policy were in existence before its inception date (which it was not). After the Policy’s inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

22

NON-STANDARDIZED ONE YEAR RETURN

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

	2002	2001	2000
Alger Aggressive Growth—Initial Class	(34.88%)	(17.08%)	(31.84%)
Asset Allocation—Conservative Portfolio—Initial Class	—	—	—
Asset Allocation—Growth Portfolio—Initial Class	—	—	—
Asset Allocation—Moderate Portfolio—Initial Class	—	—	—
Asset Allocation—Moderate Growth Portfolio—Initial Class	—	—	—
American Century International—Initial Class	(21.77%)	—	—
Clarion Real Estate Securities—Initial Class	2.83%	10.22%	28.65%
Dreyfus Small Cap Value—Initial Class	(39.91%)	27.82%	10.19%
GE U.S. Equity—Initial Class	(20.40%)	(9.43%)	(1.54%)
Great Companies—AmericaSM—Initial Class	(21.29%)	(12.86%)	—
Great Companies—Global[2]—Initial Class	(22.10%)	(17.47%)	—
Great Companies—TechnologySM—Initial Class	(38.59%)	(37.44%)	—
Janus Growth—Initial Class	(30.45%)	(28.74%)	(29.47%)
J.P. Morgan Enhanced Index—Initial Class	(25.15%)	(12.64%)	(11.59%)
LKCM Strategic Total Return—Initial Class	(11.22%)	(2.92%)	(4.48%)
PBHG Mid Cap Growth—Initial Class	(28.93%)	(35.48%)	(15.05%)
PIMCO Total Return—Initial Class	(14.47%)	—	—
Salomon All Cap—Initial Class	(25.27%)	2.22%	17.41%
Transamerica Equity—Initial Class	(22.82%)	(17.46%)	(10.37%)
Transamerica Growth Opportunities—Initial Class	(14.95%)	—	—
Transamerica Value Balanced—Initial Class	(14.47%)	1.40%	16.57%
Van Kampen Active International Allocation—Initial Class	(17.59%)	(23.53%)	(18.87%)
Van Kampen Emerging Growth—Initial Class	(33.56%)	(33.41%)	(14.46%)
AllianceBernstein Growth—Class B	(28.80%)	(34.90%)	(18.37%)
AllianceBernstein Premier Growth—Class B	(31.36%)	(21.94%)	(17.41%)
AllianceBernstein Technology—Class B	(42.24%)	(30.55%)	(22.27%)
Credit Suisse—International Focus Portfolio	(20.66%)	(22.70%)	(26.45%)
Credit Suisse—Small Cap Growth Portfolio	(34.19%)	(16.64%)	(18.72%)
DFA—VA Small Value Portfolio	(11.38%)	22.97%	9.16%
DFA—VA Large Value Portfolio	(20.96%)	(1.06%)	8.12%
DFA—VA International Value Portfolio	(9.37%)	(16.49%)	(1.96%)
DFA—VA International Small Portfolio	2.60%	(11.76%)	(4.38%)
DFA—VA Short-Term Fixed Portfolio	2.90%	4.71%	5.86%
DFA—VA Global Bond Portfolio	9.13%	5.16%	5.54%
Dreyfus—Core Bond Portfolio—Service Class	5.99%	3.13%	—
Dreyfus Socially Responsible Growth Fund—Service Class	(29.66%)	6.05%	(11.72%)
Dreyfus VIF—Appreciation Portfolio—Service Class	(17.51%)	(10.23%)	(1.40%)
Federated American Leaders Fund II	(20.81%)	(4.93%)	1.62%
Federated Capital Income Fund II	(24.52%)	(14.37%)	(10.42%)
Federated Fund for U.S. Government Securities II	8.24%	6.23%	10.15%
Federated High Income Bond Fund II	0.63%	0.62%	(9.70%)
Federated Prime Money Fund II	0.64%	2.98%	5.26%
Montgomery Emerging Markets Fund	(10.36%)	(7.66%)	(29.08%)
Seligman Capital Portfolio—Class 2 Shares	(33.64%)	(15.70%)	7.69%
Seligman Communications and Information Portfolio—Class 2 Shares	(36.71%)	5.95%	(36.67%)
Seligman Global Technology Portfolio—Class 2 Shares	(32.30%)	(21.76%)	(24.33%)
Liberty Small Company Growth Fund—Class A	(24.85%)	(10.70%)	(6.11%)
Strong Multi Cap Value Fund II	(23.73%)	3.34%	7.02%
Vanguard—Equity Index Portfolio	(22.69%)	(12.67%)	(9.73%)

23

Vanguard—Mid-Cap Index Portfolio	(15.28%)	(1.27%)	17.06%
Vanguard—Short-Term Corporate Portfolio	5.46%	7.05%	7.38%
Vanguard—REIT Index Portfolio	2.77%	11.30%	25.36%
Vanguard—Total Bond Market Index Portfolio	7.50%	7.49%	10.45%
Wanger International Small Cap	(14.47%)	(21.75%)	(28.48%)
Wanger U.S. Smaller Companies	(17.43%)	10.55%	(8.84%)

	1999	1998	1997	1996
Alger Aggressive Growth—Initial Class	67.76%	47.60%	23.00	9.62%
Asset Allocation—Conservative Portfolio—Initial Class	—	—	—	—
Asset Allocation—Growth Portfolio—Initial Class	—	—	—	—
Asset Allocation—Moderate Portfolio—Initial Class	—	—	—	—
Asset Allocation—Moderate Growth Portfolio—Initial Class	—	—	—	—
American Century International—Initial Class	—	—	—	—
Clarion Real Estate Securities—Initial Class	(4.53%)	—	—	—
Dreyfus Small Cap Value—Initial Class	28.42%	(2.91%)	24.63%	24.70%
GE U.S. Equity—Initial Class	17.54%	21.93%	—	—
Great Companies—AmericaSM—Initial Class	—	—	—	—
Great Companies—Global[2]—Initial Class	—	—	—	—
Great Companies—TechnologySM—Initial Class	—	—	—	—
Janus Growth—Initial Class	58.49%	63.28%	16.67%	17.09%
J.P. Morgan Enhanced Index—Initial Class	17.28%	30.40%	—	—
LKCM Strategic Total Return—Initial Class	11.24%	8.80%	20.87%	14.14%
PBHG Mid Cap Growth—Initial Class	—	—	—	—
PIMCO Total Return—Initial Class	—	—	—	—
Salomon All Cap—Initial Class	—	—	—	—
Transamerica Equity—Initial Class	36.77%	42.22%	45.43%	26.86%
Transamerica Growth Opportunities—Initial Class	—	—	—	—
Transamerica Value Balanced—Initial Class	(6.35%)	7.51%	15.71%	13.57%
Van Kampen Active International Allocation—Initial Class	31.37%	14.58%	1.85%	14.38%
Van Kampen Emerging Growth—Initial Class	103.68%	36.32%	20.56%	18.00%
AllianceBernstein Growth—Class B	—	—	—	—
AllianceBernstein Premier Growth—Class B	—	—	—	—
AllianceBernstein Technology—Class B	—	—	—	—
Credit Suisse—International Focus Portfolio	52.28%	4.56%	(2.99%)	9.21%
Credit Suisse—Small Cap Growth Portfolio	67.81%	(3.58%)	14.78%	13.06%
DFA—VA Small Value Portfolio	9.03%	(7.31%)	29.47%	21.14%
DFA—VA Large Value Portfolio	3.99%	9.93%	28.26%	17.60%
DFA—VA International Value Portfolio	21.11%	10.90%	(2.96%)	6.30%
DFA—VA International Small Portfolio	17.64%	6.96%	(25.63%)	(0.49%)
DFA—VA Short-Term Fixed Portfolio	3.50%	4.69%	4.90%	4.41%
DFA—VA Global Bond Portfolio	3.26%	7.43%	6.98%	8.16%
Dreyfus—Core Bond Portfolio—Service Class	—	—	—	—
Dreyfus Socially Responsible Growth Fund—Service Class	29.12%	28.43%	27.49%	20.33%
Dreyfus VIF—Appreciation Portfolio—Service Class	10.63%	29.26%	27.10%	24.63%
Federated American Leaders Fund II	5.87%	16.74%	31.34%	20.66%
Federated Capital Income Fund II	0.94%	13.10%	25.69%	10.72%
Federated Fund for U.S. Government Securities II	(1.34%)	6.85%	7.77%	3.42%
Federated High Income Bond Fund II	1.54%	1.93%	12.98%	13.45%
Federated Prime Money Fund II	3.84%	4.03%	4.16%	3.97%
Montgomery Emerging Markets Fund	63.58%	(37.99%)	(1.32%)	—
Seligman Capital Portfolio—Class 2 Shares	52.21%	21.28%	20.41%	13.66%
Seligman Communications and Information Portfolio—Class 2 Shares	84.47%	35.48%	21.32%	8.00%
Seligman Global Technology Portfolio—Class 2 Shares	117.24%	35.79%	18.64%	—

24

Liberty Small Company Growth Fund—Class A	46.98%	(17.92%)	(13.83%)	—
Strong Multi Cap Value Fund II	(3.59%)	1.40%	—	—
Vanguard—Equity Index Portfolio	20.16%	27.74%	32.19%	21.95%
Vanguard—Mid-Cap Index Portfolio	—	—	—	—
Vanguard—Short-Term Corporate Portfolio	—	—	—	—
Vanguard—REIT Index Portfolio	—	—	—	—
Vanguard—Total Bond Market Index Portfolio	(1.52%)	7.79%	8.58%	2.74%
Wanger International Small Cap	124.72%	15.46%	(2.20%)	31.01%
Wanger U.S. Smaller Companies	24.13%	7.87%	28.44%	45.48%

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/2002

(BASED ON SINGLE INITIAL PURCHASE)

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

	1 Year	3 Year	Total Since Portfolio Inception Year-End
Alger Aggressive Growth—Initial Class	(34.88%)	(63.20%)	65.18%
Asset Allocation—Conservative Portfolio—Initial Class	—	—	(9.91%)
Asset Allocation—Growth Portfolio—Initial Class	—	—	(19.11%)
Asset Allocation—Moderate Portfolio—Initial Class	—	—	(12.78%)
Asset Allocation—Moderate Growth Portfolio—Initial Class	—	—	(15.65%)
American Century International—Initial Class	(21.77%)	(49.95%)	(25.79%)
Clarion Real Estate Securities—Initial Class	2.83%	45.81%	17.87%
Dreyfus Small Cap Value—Initial Class	(39.91%)	(15.37%)	101.34%
GE U.S. Equity—Initial Class	(20.40%)	(29.02%)	28.24%
Great Companies—AmericaSM—Initial Class	(21.29%)	—	(22.33%)
Great Companies—Global[2]—Initial Class	(22.10%)	—	(45.24%)
Great Companies—TechnologySM—Initial Class	(38.59%)	—	(74.24%)
Janus Growth—Initial Class	(30.45%)	(65.04%)	418.10%
J.P. Morgan Enhanced Index—Initial Class	(25.15%)	(42.19%)	8.13%
LKCM Strategic Total Return—Initial Class	(11.22%)	(17.67%)	89.40%

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PBHG Mid Cap Growth—Initial Class	(28.93%)	(61.04%)	(31.14%)
PIMCO Total Return—Initial Class	—	—	5.67%
Salomon All Cap—Initial Class	(25.27%)	(10.31%)	2.93%
Transamerica Equity—Initial Class	(22.82%)	(42.90%)	1,936.51%
Transamerica Growth Opportunities—Initial Class	(14.95%)	—	(3.74%)
Transamerica Value Balanced—Initial Class	(14.47%)	1.10%	59.47%
Van Kampen Active International Allocation—Initial Class	(17.59%)	(48.87%)	8.23%
Van Kampen Emerging Growth—Initial Class	(33.56%)	(62.16%)	148.23%
AllianceBernstein Growth—Class B	(28.80%)	(62.17%)	(52.91%)
AllianceBernstein Premier Growth—Class B	(31.36%)	(55.75%)	(50.12%)
AllianceBernstein Technology—Class B	(42.24%)	(68.82%)	(55.66%)
Credit Suisse—International Focus Portfolio	(20.66%)	(54.89%)	(18.63%)
Credit Suisse—Small Cap Growth Portfolio	(34.19%)	(55.41%)	16.71%
DFA—VA Small Value Portfolio	(11.38%)	18.95%	85.23%
DFA—VA Large Value Portfolio	(20.96%)	(15.45%)	75.06%
DFA—VA International Value Portfolio	(9.37%)	(25.80%)	8.30%
DFA—VA International Small Portfolio	(2.60%)	(13.43%)	(18.82%)
DFA—VA Short-Term Fixed Portfolio	2.90%	14.07%	36.88%
DFA—VA Global Bond Portfolio	9.13%	21.11%	75.27%
Dreyfus—Core Bond Portfolio—Service Class	5.99%	—	18.14%
Dreyfus Socially Responsible Growth Fund—Service Class	(29.66%)	(34.15%)	141.55%
Dreyfus VIF—Appreciation Portfolio—Service Class	(17.51%)	(26.98%)	137.98%
Federated American Leaders Fund II	(20.81%)	(23.49%)	97.92%
Federated Capital Income Fund II	(24.52%)	(42.10%)	9.30%
Federated Fund for U.S. Government Securities II	8.24%	26.65%	62.94%
Federated High Income Bond Fund II	0.63%	(8.56%)	36.92%
Federated Prime Money Fund II	0.64%	9.10%	33.67%
Montgomery Emerging Markets Fund	(10.36%)	(41.29%)	(38.30%)
Seligman Capital Portfolio—Class 2 Shares	(33.64%)	(39.76%)	275.60%
Seligman Communications and Information Portfolio—Class 2 Shares	(36.71%)	(57.53%)	99.31%
Seligman Global Technology Portfolio—Class 2 Shares	(32.30%)	(59.91%)	45.19%
Liberty Small Company Growth Fund—Class A	(24.85%)	(36.99%)	179.50%
Strong Multi Cap Value Fund II	(23.73%)	(15.65%)	(16.99%)
Vanguard—Equity Index Portfolio	(22.69%)	(39.06%)	169.92%
Vanguard—Mid-Cap Index Portfolio	(15.28%)	(2.09%)	21.58%
Vanguard—Short-Term Corporate Portfolio	5.46%	21.23%	22.96%
Vanguard—REIT Index Portfolio	2.77%	43.40%	39.16%
Vanguard—Total Bond Market Index Portfolio	7.50%	27.64%	115.96%
Wanger International Small Cap	(14.47%)	(52.13%)	116.75%
Wanger U.S. Smaller Companies	(17.43%)	(16.79%)	140.95%

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ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2002

(BASED ON SINGLE INITIAL PURCHASE)

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

	1 Year	3 Year	Total Since Portfolio Inception Year-End
Alger Aggressive Growth—Initial Class	(34.88%)	(28.34%)	5.84%
Asset Allocation—Conservative Portfolio—Initial Class	—	—	(9.91%)
Asset Allocation—Growth Portfolio—Initial Class	—	—	(19.11%)
Asset Allocation—Moderate Portfolio—Initial Class	—	—	(12.78%)
Asset Allocation—Moderate Growth Portfolio—Initial Class	—	—	(15.65%)
American Century International—Initial Class	(21.77%)	(20.60%)	(4.85%)
Clarion Real Estate Securities—Initial Class	2.83%	13.39%	3.58%
Dreyfus Small Cap Value—Initial Class	(39.91%)	(5.41%)	7.51%
GE U.S. Equity—Initial Class	(20.40%)	(10.80%)	4.23%
Great Companies—AmericaSM—Initial Class	(21.29%)	—	(9.04%)
Great Companies—Global[2]—Initial Class	(22.10%)	—	(22.76%)
Great Companies—TechnologySM—Initial Class	(38.59%)	—	(39.85%)
Janus Growth—Initial Class	(30.45%)	(29.56%)	10.65%
J.P. Morgan Enhanced Index—Initial Class	(25.15%)	(16.69%)	1.39%
LKCM Strategic Total Return—Initial Class	(11.22%)	(6.28%)	6.71%
PBHG Mid Cap Growth—Initial Class	(28.93%)	(26.97%)	(9.68%)
PIMCO Total Return—Initial Class	—	—	5.67%
Salomon All Cap—Initial Class	(25.27%)	(3.56%)	0.79%
Transamerica Equity—Initial Class	(22.82%)	(17.04%)	14.61%
Transamerica Growth Opportunities—Initial Class	(14.95%)	—	(2.26%)
Transamerica Value Balanced—Initial Class	(14.47%)	0.36%	6.01%
Van Kampen Active International Allocation—Initial Class	(17.59%)	(20.04%)	0.68%
Van Kampen Emerging Growth—Initial Class	(33.56%)	(27.67%)	9.68%
AllianceBernstein Growth—Class B	(28.80%)	(27.67%)	(18.94%)
AllianceBernstein Premier Growth—Class B	(31.36%)	(23.80%)	(18.17%)
AllianceBernstein Technology—Class B	(42.24%)	(32.19%)	(21.98%)
Credit Suisse—International Focus Portfolio	(20.66%)	(23.31%)	(2.71%)
Credit Suisse—Small Cap Growth Portfolio	(34.19%)	(23.60%)	2.08%
DFA—VA Small Value Portfolio	(11.38%)	5.95%	8.86%
DFA—VA Large Value Portfolio	(20.96%)	(5.44%)	7.28%
DFA—VA International Value Portfolio	(9.37%)	(9.47%)	1.10%
DFA—VA International Small Portfolio	(2.60%)	(4.69%)	(2.83%)
DFA—VA Short-Term Fixed Portfolio	2.90%	4.49%	4.42%
DFA—VA Global Bond Portfolio	9.13%	6.59%	7.29%
Dreyfus—Core Bond Portfolio—Service Class	5.99%	—	6.44%
Dreyfus Socially Responsible Growth Fund—Service Class	(29.66%)	(13.00%)	10.02%
Dreyfus VIF—Appreciation Portfolio—Service Class	(17.51%)	(9.95%)	9.30%
Federated American Leaders Fund II	(20.81%)	(8.54%)	7.98%
Federated Capital Income Fund II	(24.52%)	(16.65%)	1.01%
Federated Fund for U.S. Government Securities II	8.24%	8.19%	5.73%
Federated High Income Bond Fund II	0.63%	(2.94%)	3.62%
Federated Prime Money Fund II	0.64%	2.95%	3.64%
Montgomery Emerging Markets Fund	(10.36%)	(16.27%)	(6.75%)
Seligman Capital Portfolio—Class 2 Shares	(33.64%)	(15.54%)	9.53%
Seligman Communications and Information Portfolio—Class 2 Shares	(36.71%)	(24.83%)	8.72%
Seligman Global Technology Portfolio—Class 2 Shares	(32.30%)	(26.27%)	5.75%

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Liberty Small Company Growth Fund—Class A	(24.85%)	(14.27%)	7.61%
Strong Multi Cap Value Fund II	(23.73%)	(5.51%)	(3.50%)
Vanguard—Equity Index Portfolio	(22.69%)	(15.22%)	8.87%
Vanguard—Mid-Cap Index Portfolio	(15.28%)	(0.70%)	5.15%
Vanguard—Short-Term Corporate Portfolio	5.46%	6.63%	5.45%
Vanguard—REIT Index Portfolio	2.77%	12.77%	8.86%
Vanguard—Total Bond Market Index Portfolio	7.50%	8.48%	6.81%
Wanger International Small Cap	(14.47%)	(21.78%)	10.61%
Wanger U.S. Smaller Companies	(17.43%)	(5.94%)	(16.79%)

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

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Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•	Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•	Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•	Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•	Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•	Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•	Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

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•	Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•	Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•	Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•	Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•	Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit’s general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund’s prospectus for more information.

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PEOPLES BENEFIT LIFE INSURANCE COMPANY

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON U.S. Corporation. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company, LLC. Transamerica Holding Company is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly owned indirect subsidiary of AEGON U.S. Corporation, which in turn is wholly owned by AEGON U.S. Holding Corporation. A Delaware business trust called “The AEGON Trust” exists between AEGON U.S. Holding Corporation and AEGON International N.V. The AEGON Trust owns 100% of the common stock of AEGON U.S. Holding Corporation and Scottish Equitable Finance Limited owns 100% of the preferred stock of AEGON U.S. Holding Corporation. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has an approximately 32.47% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change

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of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policy owner’s gross income. The IRS stated in a series of rulings published from 1977 to 1982 that a variable annuity policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In 1986 the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the policy are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate Premium Payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

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QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 ½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 ½ or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70 ½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 ½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned

33

income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 ½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 ½, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest

34

adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF PEOPLES BENEFIT

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a “regulated investment company” under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account’s investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Policy Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit’s tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Accumulated Value of the Policy would be correspondingly adjusted by any provision or charge for such taxes.

STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

35

DISTRIBUTION OF THE POLICIES

AFSG Securities Corporation (“AFSG”), formerly Providian Securities Corporation, the principal underwriter of the Policy, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Premium Payments may be paid to entities which sell the Policy. Additional payments may be made for other services not directly related to the sale of the Policy.

The Policy is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Policy is continuous and AFSG does not anticipate discontinuing the offering of the Policy. However, AFSG does reserve the right to discontinue the offering of the Policy.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws. On behalf of Peoples Benefit, Brenda D. Sneed, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Policy and Peoples Benefit’s right to issue the Policy.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners as of December 31, 2002, and for the periods indicated thereon, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2002, and 2001, and for each of the three years in the period ended December 31, 2002, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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THE ADVISOR’S EDGE SELECT VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Prospectus

May 1, 2003

The Advisor’s Edge Select Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in 48 portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/Transamerica Series Fund, Inc. –  Initial Class

Subadvised by AEGON/Transamerica Fund

Advisors, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century International

Subadvised by Clarion CRA Securities, L.P.

Clarion Real Estate Securities

Subadvised by GE Asset Management Incorporated

GE U.S. Equity

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – Global2

Great Companies – TechnologySM

Subadvised by J.P. Morgan Investment

Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Luther King Capital Management Corporation

LKCM Strategic Total Return

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset  Management Inc

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AllianceBernstein Variable Products Series  Fund, Inc.

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse – International Focus Portfolio

Credit Suisse – Small Cap Growth Portfolio

Dreyfus Investment Portfolios –  Service Class

Advised by The Dreyfus Corporation

Dreyfus – Core Bond Portfolio

The Dreyfus Socially Responsible Growth  Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund –  Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

The Federated Insurance Series

Advised by Federated Investment Management Company

Federated American Leaders Fund II

Federated Capital Income Fund II

Federated Fund for U.S. Government  Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

The Montgomery Funds III

Advised by Montgomery Asset Management, LLC

Montgomery Variable Series: Emerging  Markets Fund

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

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SteinRoe Variable Investment Trust

Advised by Columbia Management Advisers, Inc.

Liberty Small Company Growth Fund, Variable Series – Class A

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Core Management Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Liberty Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

3

Contents

1	Cross Reference to Definitions

2	Summary

9	Fee Table

10	Example

11	The Annuity Policy

12	Annuity Payments

16	Purchase

20	Investment Options

26	Expenses

28	Taxes

32	Access to Your Money

38	Performance

40	Death Benefit

43	Other Information

47	Table of Contents of Statement of Additional Information

A-1	Appendix A (Condensed Financial Information)

B-1	Appendix B

C-1	Appendix C

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Policy where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase	11

Adjusted Policy Value	32

Annuity Commencement Date	12

Annuity Payment Options	12

Business Day	16

Cash Value	32

Excess Interest Adjustment	33

Guaranteed Period Options	11

Income Phase	11

Initial Premium Payment	16

Net Premium Payment	17

Policy	11

Policy Anniversary	18

Policy Date	18

Policy Owner	44

Policy Value	19, 32

Policy Year	18

Portfolios	20

Premium Payment	17

Qualified Policy	17

Right to Cancel Period	44

Tax Deferral	28

1

SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.  THE ANNUITY POLICY

The Advisor’s Edge Select Variable Annuity

Advisor’s Edge Select is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (“Peoples Benefit”). The Policy provides a means of investing on a tax-deferred basis in forty-eight Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the forty-eight Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, page 12, for more information about Annuity Payment Options.

2.  ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

3.  PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

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4.  INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the thirteen Funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy number AV375. For more information contact your advisor.

AEGON/Transamerica Series Fund, Inc.—Initial Class

Subadvised by AEGON/Transamerica Fund Advisors, Inc.

Asset Allocation—Conservative Portfolio, formerly Conservative Asset Allocation

Asset Allocation—Growth Portfolio, formerly Aggressive Asset Allocation

Asset Allocation—Moderate Portfolio, formerly Moderate Asset Allocation

Asset Allocation—Moderate Growth Portfolio, formerly Moderately Aggressive Asset Allocation

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century International(1)

Subadvised by Clarion CRA Securities, L.P.

Clarion Real Estate Securities

Subadvised by GE Asset Management Incorporated

GE U.S. Equity

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM

Great Companies—Global2

Great Companies—TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC, formerly Janus Capital Corporation

Janus Growth

Subadvised by Luther King Capital Management Corporation

LKCM Strategic Total

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

3

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

(1)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

AllianceBernstein Variable Products Series Fund, Inc.—Class B, formerly Alliance Variable Products Series Fund, Inc.—Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio, formerly Alliance Growth Portfolio

AllianceBernstein Premier Growth Portfolio, formerly Alliance Premier Growth Portfolio

AllianceBernstein Technology Portfolio, formerly Alliance Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management

Credit Suisse—International Focus Portfolio

Credit Suisse—Small Cap Growth Portfolio

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Dreyfus—Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund—Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF—Appreciation Bond Portfolio

The Federated Insurance Series

Advised by Federated Investment Management Company

Federated American Leaders Fund II

Federated Capital Income Fund II, formerly Federated Utility Fund II

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

The Montgomery Funds III

Advised by Montgomery Asset Management, LLC

Montgomery Variable Series: Emerging Markets Fund (“Montgomery Emerging Markets Fund”)

Seligman Portfolios, Inc.—Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust

Advised by Columbia Management Advisers, Inc., formerly Stein Roe & Farnham Incorporated

Liberty Small Company Growth Fund, Variable Series—Class A, formerly Stein Roe Small Company Growth Fund, Variable Series—Class A

4

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Core Management Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Liberty Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

5.  EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct mortality and expense risk fees and administrative charges at an annual rate of either 1.45%, 1.50% or 1.60% per year from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Additional Death Benefit option, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution—II option, there is an annual fee of 0.55% of the Policy Value.

If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

5

6.  TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7.  ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn in excess of the 10% free amount, may be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

8.  PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9.  DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You may choose one of the following guaranteed minimum death benefits:

•	Return of Premium—available if the owner or annuitant is age 0 to 85 on the Policy Date

•	6 Year Step-Up To Age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date

•	Double Enhanced Death Benefit—available if the owner or annuitant is age 0 to 79 on the Policy Date

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

6

10.  OTHER INFORMATION

Additional Features

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Benefit” (“ADB”) and Additional Death Distribution—II (“ADD-II”). There is an extra charge for these riders.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•	Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•	You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or the Federated Prime Money Fund II either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation. See page 30.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the agent from whom you purchased the Policy.

State Variations

Certain provisions of the Policy may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variation will be included in your Policy. See your agent or contract us for specific information that may be applicable to your state.

7

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has forty-eight Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 43.

11.  INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

For more information about the Advisor’s Edge Select variable annuity, call or write: Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer cash value between investment options. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None

Contingent Deferred Sales Load (surrender charge)(2)	None

Exchange Fees(1)	$10
(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

(2)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)

Base Separate Account Expenses:

Mortality and Expense Risk Fee	1.45%

Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	1.60%

Annual Optional Rider Fees:

Additional Death Benefit Fee(3)	0.25%

Additional Death Distribution—II(4)	0.55%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(2)	Total Annual Separate Account Expenses shown (1.45%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 1.35% and 1.30% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

(3)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

(4)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

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The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Minimum	Maximum

Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.15%	1.78%
(1)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2002 (unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE A

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a funds will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options.

	1 Year	3 Years	5 Years	10 Years

Double Enhanced Death Benefit Option (1.60%)	$341	$1,039	$1,760	$3,667

6 Year Step-Up at Age 81 Death Benefit Option (1.50%)	331	1,010	1,712	3,576

Return of Premium Death Benefit Option (1.45%)	326	995	1,688	3,531

EXAMPLE TABLE B

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years

Double Enhanced Death Benefit Option (1.60%)	$395	$1,198	$2,018	$4,147

6 Year Step-Up to Age 81 Death Benefit Option (1.50%)	385	1,169	1,972	4,062

Return of Premium Death Benefit Option (1.45%)	380	1,155	1,949	4,019

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

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CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

1.   THE ANNUITY POLICY

The Advisor’s Edge Select variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in forty-eight Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge Select variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the forty-eight available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account, page 24.)

•	Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 32.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 12.

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At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit’s Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit’s other assets and can be used only to satisfy its obligations to Policy Owners.

2.  ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Peoples Benefit. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides five Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 3-V or 5-V, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 3-V and 5-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment

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rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

•	Payment Option 1—Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Peoples Benefit agree. You and Peoples Benefit will agree on withdrawal rights when you elect this option.

•	Payment Option 2—Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Payment Option 3—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed or variable)

Payments will be made during the lifetime of the annuitant. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

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The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at Policy issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•	Payment Option 4—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 5—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency CashSM (fixed or variable)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule).

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving annuitant. (For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.)

Other annuity payment options may be arranged by agreement with Peoples Benefit. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

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IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 100;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

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A Few Things to Keep in Mind Regarding Annuity Payments

•	If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 3—Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•	Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit’s consent.

•	At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•	You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•	If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Peoples Benefit informed of the Payee’s most current address of record.

3.  PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge Select variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should

16

complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Peoples Benefit cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Peoples Benefit’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor’s Edge Select as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 32.)

DEFINITION

Qualified Policy

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two business days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

•	You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, page 18, for more information.

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The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

DEFINITION

Premium Tax

A Premium Tax is a regulatory tax some states assess on the Premium Payments made into a Policy. If we should have to pay any Premium Tax, we will deduct it from the Policy Value on the Annuity Commencement Date, date of death, or date of full Surrender.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and subsequent Premium Payments:

	Qualified	Non- Qualified
South Dakota	0.00%	1.25%

As of the date of this Prospectus, the following states assess a Premium Tax against the Adjusted Policy Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

	Qualified	Non- Qualified
California	0.50%	2.35%
Maine	0.00	2.00
Nevada	0.00	3.50
West Virginia	1.00	1.00
Wyoming	0.00	1.00

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Peoples Benefit reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

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WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus—

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options

•	Positive Excess Interest Adjustment, if applicable

minus—

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge, if applicable

•	any withdrawals

•	any charges for Transfers made after the first twelve in a Policy Year

•	Negative Excess Interest Adjustment, if applicable

•	any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

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4.  INVESTMENT OPTIONS

The Advisor’s Edge Select variable annuity offers you a means of investing in forty-eight Portfolios offered by thirteen different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account, page 23.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company’s judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company’s purchase order.

Owners of Policy Number AV375 should refer to Appendix B of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Fund, Inc.—Initial Class

Subadvised by AEGON/Transamerica Fund Advisors, Inc.

Asset Allocation—Conservative Portfolio, formerly Conservative Asset Allocation

Asset Allocation—Growth Portfolio, formerly Aggressive Asset Allocation

Asset Allocation—Moderate Portfolio, formerly Moderate Asset Allocation

Asset Allocation—Moderate Growth Portfolio, formerly Moderately Aggressive Asset Allocation

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century International(1)

Subadvised by Clarion CRA Securities, L.P.

Clarion Real Estate Securities

Subadvised by GE Asset Management Incorporated

GE U.S. Equity

Subadvised by Great Companies. L.L.C.

Great Companies—AmericaSM

Great Companies—Global2

Great Companies—TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC, formerly Janus Capital Corporation

Janus Growth

Subadvised by Luther King Capital Management Corporation

LKCM Strategic Total Return

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

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Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

(1)	As of May 1, 2003 Gabelli Global Growth was merged into American Century International.

AllianceBernstein Variable Products Series Fund, Inc.—Class B, formerly Alliance Variable Products Series Fund, Inc.

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio, formerly Alliance Growth Portfolio

AllianceBernstein Premier Growth Portfolio, formerly Alliance Premier Growth Portfolio

AllianceBernstein Technology Portfolio, formerly Alliance Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse—International Focus Portfolio

Credit Suisse—Small Cap Growth Portfolio

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Dreyfus—Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund—Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF—Appreciation Portfolio

The Federated Insurance Series

Advised by Federated Investment Management Company

Federated American Leaders Fund II

Federated Capital Income Fund II, formerly Federated Utility Fund II

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

The Montgomery Funds III

Advised by Montgomery Asset Management, LLC

Montgomery Variable Series: Emerging Markets Fund (“Montgomery Emerging Markets Fund”)

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Seligman Portfolios, Inc.—Class 2 Shares

Advised by J. & W. Seligman & Co.

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust

Advised by Columbia Management Advisers, Inc. formerly Stein Roe & Farnham Incorporated

Liberty Small Company Growth Fund, Variable Series—Class A, formerly Stein Roe Small Company Growth Fund, Variable Series—Class A

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Core Management Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Liberty Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc.—Initial Class

Subadvised by The Dreyfus Corporation

Dreyfus Small Cap Value

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

Cost and Market Timing Frequent Transfers.    Professional market timing organizations and some Policy owners try to profit from various strategies called market timing; for example, switching money into investment option portfolios when they expect prices to rise and taking money out when they expect prices to fall, or switching from one investment option portfolio to another and then back again after a short period of time. As money is shifted in and out, the underlying mutual fund incurs expenses for buying and selling securities. These costs are borne by all Policy owners, including the long-term

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Policy owners who do not generate the costs. Frequent transfers may also impede the ability of the portfolio manager of the underlying fund to sustain the stated investment objective of the portfolio.

The transfer privilege under the Policy is not intended to serve as a vehicle for short-term or frequent transfers. The Policy does not permit market timing/frequent transfers. As described above, frequent transfers among investment option portfolios disrupt portfolio management in the underlying mutual fund and tend to drive fund expenses higher. We reserve the right to limit or revoke your transfer privileges and/or may not accept future Premium Payments from you if you engage in frequent transfer activity. We consider eight or more transfers in any three-month period to be frequent transfer activity, although we reserve the right to impose restrictions if there are less frequent transfers.

Do not invest with us if you intend to conduct market timing/frequent transfer activity. If you do, we will immediately notify you and your agent that any additional requests for transfers will be subject to certain restrictions, including the permanent loss of electronic transfer privileges. We consider transfers by telephone, fax overnight mail or Internet to be “electronic” transfers.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the Policy is issued.

If you select the fixed account, your money will be placed with Peoples Benefit’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your Policy will remain level for the entire income phase.

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We reserve the right to refuse any Premium Payment to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts at no cost, subject to the following conditions:

•	You may make requests for transfers in writing or by telephone. Peoples Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•	Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the Dollar Cost Averaging Program.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner

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through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically transfer money from the Dollar Cost Averaging Fixed Account Option or the Federated Prime Money Fund II into any other Subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

•	the Subaccounts into which money from the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and

•	either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the Dollar Cost Averaging Fixed Account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

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A CLOSER LOOK AT

Dollar-Cost Averaging

The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5.  EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in Section 7 of this prospectus and the Statement of Additional Information.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.30%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.45%.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

A CLOSER LOOK AT

The Mortality and Expense Risk Fee

Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

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The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Distribution—II

If you elect the ADD-II, there is an annual fee during the accumulation phase of 0.55% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we received all necessary regulatory approvals) during the accumulation phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date, according to the following schedule:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)

0-1	4%

1-2	3%

2-3	2%

3-4	1%

4 or more	0%

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Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the Premium Payment date;

•	this charge is a percentage of the adjusted Policy Value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the “Fee Table” section of this prospectus and in each Fund’s prospectus and Statement of Additional Information.

6.   TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS page 30 and DIVERSIFICATION STANDARDS, page 31.)

A CLOSER LOOK AT

Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

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Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

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Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59½; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Policy (note, however, that other penalties may apply); (vi) under an immediate annuity policy (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax adviser on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADD-II as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the ADB and ADD-II or any other optional benefit provided under the policy should be treated as taxable surrenders you should consult your tax adviser prior to selecting any optional benefit under the Policy.

ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This

30

rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-POLICIES RULE

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY POLICIES

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY POLICIES

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

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We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

7.  ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase

•	by making a full or partial withdrawal

•	by electing an Annuity Payment Option

•	by your beneficiary in the form of a Death Benefit

•	by taking systematic payouts

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable premium taxes and service charges

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To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free percentage.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free percentage available;

•	nursing care and terminal condition withdrawals;

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy’s value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request Form.

Peoples Benefit must receive your Form at least 30 days before the date you want Systematic Payouts to begin. Peoples Benefit will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

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We reserve the right to discontinue offering this option upon 30 days’ notice, and we also reserve the right to charge a fee for the option.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 40, and Penalty Taxes on Certain Early Withdrawals, page 41.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

Additional Death Benefit

The optional Additional Death Benefit (“ADB”) pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is only available for issue ages through age 80.

ADB Amount. The ADB is only payable if you elected the rider prior to the death triggering the payment of the Policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

•	the ADB factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the Policy Value on the date the death benefit is determined; minus

•	Policy Value on the rider date; minus

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•	Premium Payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 exchange or add the ADB after you purchase the Policy, rider earnings do not include any gains before the 1035 exchange or the date the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the Policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see the SAI for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

Spousal Continuation.  If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving a death benefit and ADB, the spouse will receive a one-time policy value increase equal to the ADB. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee.  A rider fee, 0.25% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Additional Death Benefit may vary for certain policies and may not be available for all policies.

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Additional Death Distribution—II

The optional Additional Death Distribution—II (“ADD—II”) pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADD—II is only available for issue ages through age 75.

ADD—II Amount.  An additional death benefit is only payable if a death benefit is paid on the base Policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the Policy Value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0-70 and 20% for issue ages 71-75.

No benefit is payable under the ADD—II if the Policy Value on the date of death is less than the Premium Payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation.  If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving the death benefit and ADD—II, the spouse will receive a one-time Policy Value increase equal to the ADD—II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long he or she is under the age of 76.

Rider Fee.  A rider fee, currently 0.55% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination.  The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADD—II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The Additional Death Distribution—II may vary for certain policies and may not be available for all policies.

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Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time, however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee.  There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. You pay whatever the fee is when you annuitize.

Other Terms and Conditions.  The Initial Payment Guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

Termination.  The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	Confined in a hospital or nursing facility for 30 days in a row; or

•	Diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit. This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, which is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the Policy Date; and

•	unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

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You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but contract owners who elected the GMIB prior to May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

8.   PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Fund II, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see “Fee Table”), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentages reported.

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Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Subaccounts as if the Policy were in existence before its inception date (which it was not). After the Policy’s inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Policy Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Fund II. “Yield” refers to the income generated by an investment in the Federated Prime Money Fund II over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Fund II is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

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From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Subaccount that invests in the Federated Prime Money Fund II for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9.   DEATH BENEFIT

Peoples Benefit will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

When We Pay a Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

•	you are both the Annuitant and an owner of the Policy; and

•	you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

•	you are not the Annuitant; and

•	the Annuitant dies before the Annuity Commencement Date; and

•	you specifically requested that the death benefit be paid upon the Annuitant’s death.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

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After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:

•	you are not the Annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

•	you are not the Annuitant; and

•	the Annuitant dies prior to the Annuity Commencement Date; and

•	you did not specifically request that the death benefit be paid upon the Annuitant’s death;

THEN:

•	you will become the new Annuitant and the Policy will continue.

IF:

•	you are not the Annuitant; and

•	you die prior to the Annuity Commencement Date;

THEN:

•	the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully.  If the Policy Owner does not name an Owner’s designated beneficiary, the Policy Owner’s estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Peoples Benefit has not received written notice of the trust as a successor owner signed prior to the Policy Owner’s death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner’s designated beneficiary is named in the written notice received by Peoples Benefit.

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Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

•	Policy Value on the date we receive the required information; or

•	Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.    Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

•	available if the Policy Owner or Annuitant is age 0 to 85 on the Policy Date.

The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date.

B.    6 Year Step-Up To Age 81 Death Benefit

The 6 Year Step-Up Death Benefit is:

•	the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier date of death or the Annuitant’s 81st birthday;

•	plus premiums paid

•	less partial withdrawals subsequent to the date of the 6th anniversary with the largest Policy Value.

•	available if the Policy Owner or Annuitant is age 0 to 75 on the Policy Date.

C.    Double Enhanced Death Benefit

The Double Enhanced Death Benefit is the greater of (1) or (2) where:

(1)	is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday; and

(2)	is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

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The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10.  OTHER INFORMATION

Peoples Benefit Life Insurance Company (“Peoples Benefit,” “We,” “Us,” “Our”)

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 2002, Peoples Benefit had statutory-basis assets of approximately $13 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self-and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 202-624-2121.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses

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incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit’s general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has forty-eight Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds. Additional Subaccounts may be established at Peoples Benefit’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner (“You,” “Your”)

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. You bear the risk of any decline in Policy Value during the right to Cancel Period.

Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to

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which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners (as well as the Independent Auditors’ Reports on them) are contained in the Statement of Additional Information.

45

Independent Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Peoples Benefit.

46

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE SELECT VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

47

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Return of Premium Death Benefit Option (Total Annual Separate Account Expenses: 1.45%)

(For the period June 18, 2001 through December 31, 2002)

	Alger Aggressive Growth	Asset Allocation— Conservative	Asset Allocation— Growth	Asset Allocation— Moderate	Asset Allocation— Moderate Growth	American Century International	Clarion Real Estate Securities
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	N/A	1.000
12/31/2001	0.938	N/A	N/A	N/A	N/A	N/A	1.031
12/31/2002	0.606	0.897	0.805	0.868	0.840	0.791	1.053
Number of units outstanding as of:
12/31/2001	28,404	N/A	N/A	N/A	N/A	N/A	227,293
12/31/2002	36,873	81,650	100	100	146,987	1,542,567	1,174,467

	Dreyfus Small Cap Value	GE U.S. Equity	Great Companies— AmericaSM	Great Companies— Global[2]	Great Companies— TechnologySM	J.P. Morgan Enhanced Index	Janus Growth
Accumulation unit value as of:
Start Date*	1.000	1.000	N/A	N/A	N/A	1.000	1.000
12/31/2001	1.024	0.949	N/A	N/A	N/A	0.940	0.875
12/31/2002	0.611	0.750	0.958	0.936	0.919	0.699	0.604
Number of units outstanding as of:
12/31/2001	2,847,860	208,099	N/A	N/A	N/A	878,233	122,033
12/31/2002	516,634	829,883	63,751	100	100	477,109	144,048

	LKCM Strategic Total Return	PBHG Mid Cap Growth	PIMCO Total Return	Salomon All Cap	Transamerica Equity	Transamerica Growth Opportunities	Transamerica Value Balanced
Accumulation unit value as of:
Start Date*	1.000	1.000	N/A	1.000	1.000	1.000	N/A
12/31/2001	0.999	0.883	N/A	0.970	0.955	1.138	N/A
12/31/2002	0.881	0.623	1.052	0.720	0.732	0.961	0.886
Number of units outstanding as of:
12/31/2001	77,367	545,031	N/A	2,526,729	116,195	388,004	N/A
12/31/2002	663,096	1,197,141	1,036,839	250,520	305,915	2,132,708	370,296

	Van Kampen Active Int’l Allocation	Van Kampen Emerging Growth	AllianceBernstein Growth	AllianceBernstein Premier Growth	AllianceBernstein Technology
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.918	0.870	0.914	0.933	0.914
12/31/2002	0.751	0.574	0.646	0.636	0.524
Number of units outstanding as of:
12/31/2001	55,549	94,504	29,724	15,501	1,000
12/31/2002	244,047	203,958	200,515	15,501	17,582

	Credit Suisse —Int’l Focus	Credit Suisse —Small Cap Growth	Dreyfus— Core Bond	Dreyfus Socially Responsible Growth	Dreyfus VIF— Appreciation	Federated American Leaders	Federated High Income Bond
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.933	1.032	1.006	0.904	0.955	0.950	0.987
12/31/2002	0.735	0.675	1.059	0.631	0.782	0.747	0.987
Number of units outstanding as of:
12/31/2001	1,166,722	53,153	1,945,461	44,459	1,921,167	1,662,159	30,054
12/31/2002	1,681,258	51,311	1,917,652	41,926	2,053,954	2,635,744	170,786

	Federated Prime Money	Federated U.S. Gov’t Securities	Federated Capital Income	Montgomery Emerging Markets	Seligman Capital	Seligman Communications And Information
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	1.007	1.028	0.907	0.967	0.954	0.987
12/31/2002	1.007	1.105	0.680	0.861	0.629	0.620
Number of units outstanding as of:
12/31/2001	3,173,087	2,220,115	43,338	4,208	53,475	132,530
12/31/2002	3,325,810	3,243,760	32,996	27,483	57,673	20,722

	Seligman Global Technology	Liberty Small Co. Growth	Strong Multi Cap Value	Vanguard— Equity Index	Vanguard— Mid-Cap Index	Vanguard— REIT Index
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	N/A	N/A	N/A
12/31/2001	0.904	0.961	0.970	N/A	N/A	N/A
12/31/2002	0.608	0.717	0.735	0.812	0.793	0.936
Number of units outstanding as of:
12/31/2001	18,388	1,000	2,004,437	N/A	N/A	N/A
12/31/2002	10,485	32,144	2,638,983	1,054,250	776,001	37,049

	Vanguard— Short-Term Corporate	Vanguard— Total Bond Market Index	Wanger U.S. Smaller Companies	Wanger Int’l Small Cap
Accumulation unit value as of:
Start Date*	N/A	N/A	1.000	1.000
12/31/2001	N/A	N/A	1.009	0.849
12/31/2002	1.040	1.056	0.827	0.721
Number of units outstanding as of:
12/31/2001	N/A	N/A	965,088	749,066
12/31/2002	2,524,331	93,787	2,907,975	770,108

*	All subaccounts had commenced operations on 6/18/2001 except for the following: 5/1/2002 for Asset Allocation—Conservative Portfolio, Asset Allocation—Growth Portfolio, Asset Allocation—Moderate Portfolio, Asset Allocation—Moderate Growth Portfolio, American Century International, PIMCO Total Return, Transamerica Value Balanced, Vanguard—Total Bond Market Index, Vanguard—Short-Term Corporate; Vanguard—Equity Index, Vanguard—Mid-Cap Index and Vanguard—REIT Index; 7/1/2002 for Great Companies—AmericaSM, Great Companies—Global[2], and Great Companies—TechnologySM.

CONDENSED FINANCIAL INFORMATION

6 Year Step-Up to Age 81 Death Benefit Option (Total Annual Separate Account Expenses: 1.50%)

(For the period June 18, 2001 through December 31, 2002)

	Alger Aggressive Growth(1)	Asset Allocation— Conservative	Asset Allocation— Growth	Asset Allocation— Moderate	Asset Allocation— Moderate Growth	American Century International	Clarion Real Estate Securities(1)
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.828	N/A	N/A	N/A	N/A	N/A	1.250
12/31/2002	0.535	0.896	0.805	0.868	0.839	0.791	1.276
Number of units outstanding as of:
12/31/2001	215	N/A	N/A	N/A	N/A	N/A	0
12/31/2002	18,066	100	100	100	100	100	635

	Dreyfus Small Cap Value	GE U.S. Equity	Great Companies— AmericaSM	Great Companies— Global(2)	Great Companies— TechnologySM	J.P. Morgan Enhanced Index(1)	Janus Growth(1)
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	2.109	0.948	N/A	N/A	N/A	1.022	0.673
12/31/2002	1.258	0.749	0.957	0.936	0.919	0.759	0.464
Number of units outstanding as of:
12/31/2001	2,568	25,765	N/A	N/A	N/A	32,035	2,310
12/31/2002	36,318	36,673	100	100	100	56,843	24,684

	LKCM Strategic Total Return(1)	PBHG Mid Cap Growth	PIMCO Total Return	Salomon All Cap	Transamerica Equity	Transamerica Growth Opportunities	Transamerica Value Balanced
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.962	0.882	N/A	0.970	0.954	1.138	N/A
12/31/2002	0.848	0.622	1.051	0.720	0.731	0.960	0.886
Number of units outstanding as of:
12/31/2001	25,568	1,000	N/A	1,000	35,926	1,000	N/A
12/31/2002	26,878	9,803	100	45,661	75,728	3,116	47,036

	Van Kampen Active Int’l Allocation	Van Kampen Emerging Growth	AllianceBernstein Growth	AllianceBernstein Premier Growth	AllianceBernstein Technology
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.879	0.869	0.914	0.932	0.914
12/31/2002	0.719	0.573	0.646	0.635	0.524
Number of units Outstanding as of:
12/31/2001	11,508	5,702	1,000	1,000	1,000
12/31/2002	23,416	48,938	3,933	1,000	9,401

	Credit Suisse— Int’l Focus(1)	Credit Suisse— Small Cap Growth(1)	Dreyfus— Core Bond(1)	Dreyfus Socially Responsible Growth	Dreyfus VIF— Appreciation	Federated American Leaders(1)	Federated High Income Bond(1)
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.913	1.300	1.006	0.904	0.955	1.096	0.953
12/31/2002	0.719	0.849	1.059	0.631	0.782	0.862	0.952
Number of units outstanding as of:
12/31/2001	2,159	145	16,833	1,000	1,000	47,323	4,960
12/31/2002	10,608	5,763	32,742	2,291	1,000	95,141	25,254

	Federated Prime Money(1)	Federated U.S. Gov’t Securities(1)	Federated Capital Income(1)	Montgomery Emerging Markets(1)	Seligman Capital	Seligman Communications And Information
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	1.106	1.137	0.804	1.106	0.954	0.986
12/31/2002	1.105	1.222	0.603	0.984	0.628	0.620
Number of units outstanding as of:
12/31/2001	763,514	0	0	0	10,884	1,000
12/31/2002	239,954	17,146	0	0	11,998	8,871

	Seligman Global Technology	Liberty Small Co. Growth(1)	Strong Multi Cap Value(1)	Vanguard— Equity Index	Vanguard— Mid-Cap Index	Vanguard— REIT Index
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.904	1.322	1.236	N/A	N/A	N/A
12/31/2002	0.608	0.986	0.936	0.812	0.793	0.935
Number of units outstanding as of:
12/31/2001	1,000	630	0	N/A	N/A	N/A
12/31/2002	1,000	630	1,054	11,717	100	100

	Vanguard— Short-Term Corporate	Vanguard— Total Bond Market Index	Wanger U.S. Smaller Companies(1)	Wanger Int’l Small Cap(1)
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000
12/31/2001	N/A	N/A	1.363	1.425
12/31/2002	1.040	1.056	1.117	1.210
Number of units outstanding as of:
12/31/2001	N/A	N/A	9,173	5,728
12/31/2002	100	100	35,972	8,653

*	All subaccounts had commenced operations on 6/18/2001 except for the following: 5/1/2002 for Asset Allocation—Conservative Portfolio, Asset Allocation—Growth Portfolio, Asset Allocation—Moderate Portfolio, Asset Allocation—Moderate Growth Portfolio, American Century International, PIMCO Total Return, Transamerica Value Balanced, Vanguard—Total Bond Market Index, Vanguard—Short-Term Corporate; Vanguard—Equity Index, Vanguard—Mid-Cap Index and Vanguard—REIT Index; 7/1/2002 for Great Companies—AmericaSM, Great Companies—Global[2], and Great Companies—TechnologySM.
(1)	See the condensed financial table that appears as part of Appendix B for historical information for these subaccounts prior to the offering of this death benefit option on 6/18/2001.

CONDENSED FINANCIAL INFORMATION

Doubled Enhanced Death Benefit Option (Total Annual Separate Account Expenses: 1.60%)

(For the period June 18, 2001 through December 31, 2002)

	Alger Aggressive Growth	Asset Allocation— Conservative	Asset Allocation— Growth	Asset Allocation— Moderate	Asset Allocation— Moderate Growth	American Century International	Clarion Real Estate Securities
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.937	N/A	N/A	N/A	N/A	N/A	1.030
12/31/2002	0.605	0.896	0.804	0.867	0.839	0.790	1.050
Number of units outstanding as of:
12/31/2001	71,242	N/A	N/A	N/A	N/A	N/A	8,587
12/31/2002	75,913	100	100	100	100	20,477	10,545

	Dreyfus Small Cap Value	GE U.S. Equity	Great Companies— AmericaSM	Great Companies— Global[2]	Great Companies— TechnologySM	J.P. Morgan Enhanced Index	Janus Growth
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	1.023	0.948	N/A	N/A	N/A	0.939	0.874
12/31/2002	0.610	0.748	0.957	0.935	0.919	0.697	0.603
Number of units outstanding as of:
12/31/2001	134,067	7,727	N/A	N/A	N/A	8,566	68,417
12/31/2002	152,626	82,224	100	12,186	100	13,804	79,995

	LKCM Strategic Total Return	PBHG Mid Cap Growth	PIMCO Total Return	Salomon All Cap	Transamerica Equity	Transamerica Growth Opportunities	Transamerica Value Balanced
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.998	0.882	N/A	0.970	0.954	1.137	N/A
12/31/2002	0.879	0.621	1.051	0.718	0.730	0.959	0.885
Number of units outstanding as of:
12/31/2001	17,617	86,881	N/A	11,349	53,623	1,000	N/A
12/31/2002	84,921	85,202	8,679	25,207	113,981	17,094	100

	Van Kampen Active Int’l Allocation	Van Kampen Emerging Growth	AllianceBernstein Growth	AllianceBernstein Premier Growth	AllianceBernstein Technology
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.917	0.869	0.913	0.932	0.914
12/31/2002	0.750	0.572	0.645	0.634	0.523
Number of units outstanding as of:
12/31/2001	1,093	59,771	1,000	1,000	14,447
12/31/2002	4,406	63,015	1,000	1,000	24,846

	Credit Suisse— Int’l Focus	Credit Suisse— Small Cap Growth	Dreyfus— Core Bond	Dreyfus Socially Responsible Growth	Dreyfus VIF—Appreciation	Federated American Leaders	Federated High Income Bond
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.932	1.031	1.006	0.903	0.954	0.950	0.986
12/31/2002	0.733	0.673	1.057	0.630	0.780	0.746	0.984
Number of units outstanding as of:
12/31/2001	1,000	1,000	16,658	1,000	5,143	3,232	1,000
12/31/2002	1,000	2,480	17,990	1,000	71,732	170,886	63,680

	Federated Prime Money	Federated U.S. Gov’t Securities	Federated Capital Income	Montgomery Emerging Markets	Seligman Capital	Seligman Communications And Information
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	1.007	1.027	0.907	0.966	0.953	0.986
12/31/2002	1.004	1.103	0.679	0.859	0.627	0.619
Number of units outstanding as of:
12/31/2001	28,104	12,377	8,642	1,000	49,584	11,301
12/31/2002	1,070,057	75,065	8,642	21,737	59,743	11,301

	Seligman Global Technology	Liberty Small Co. Growth	Strong Multi Cap Value	Vanguard— Equity Index	Vanguard— Mid-Cap Index	Vanguard— REIT Index
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000
12/31/2001	0.904	0.960	0.969	N/A	N/A	N/A
12/31/2002	0.607	0.715	0.733	0.811	0.792	0.935
Number of units outstanding as of:
12/31/2001	53,553	12,157	39,481	N/A	N/A	N/A
12/31/2002	56,446	13,547	47,498	41,850	102,559	62,291

	Vanguard— Short-Term Corporate	Vanguard— Total Bond Market Index	Wanger U.S. Smaller Companies	Wanger Int’l Small Cap
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000
12/31/2001	N/A	N/A	1.008	0.848
12/31/2002	1.039	1.055	0.826	0.719
Number of units outstanding as of:
12/31/2001	N/A	N/A	17,347	9,227
12/31/2002	36,469	18,889	50,096	53,272

*	All subaccounts had commenced operations on 6/18/2001 except for the following: 5/1/2002 for Asset Allocation—Conservative Portfolio, Asset Allocation—Growth Portfolio, Asset Allocation—Moderate Portfolio, Asset Allocation—Moderate Growth Portfolio, American Century International, PIMCO Total Return, Transamerica Value Balanced, Vanguard—Total Bond Market Index, Vanguard—Short-Term Corporate; Vanguard—Equity Index, Vanguard—Mid-Cap Index and Vanguard—REIT Index; 7/1/2002 for Great Companies—AmericaSM, Great Companies—Global[2], and Great Companies—TechnologySM.

APPENDIX B

If you are a Policy Owner of Policy AV375, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy AV375.

INVESTMENT OPTIONS

The Advisor’s Edge Select variable annuity offers you a means of investing in nineteen portfolios offered by seven different investment companies and four General Account Guaranteed Options.

AEGON/Transamerica Series Fund, Inc.—Initial Class

Alger Aggressive Growth

Clarion Real Estate Securities

Janus Growth

J.P. Morgan Enhanced Index

LKCM Strategic Total Return

Van Kampen Active International Allocation

Credit Suisse Trust

Credit Suisse—International Focus Portfolio

Credit Suisse—Small Cap Growth Portfolio

The Federated Insurance Series

Federated American Leaders Fund II

Federated Capital Income Fund II, formerly     Federated Utility Fund II

Federated Fund for U.S. Government      Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

The Montgomery Funds III

Montgomery Variable Series: Emerging     Markets Fund

SteinRoe Variable Investment Trust

Liberty Small Company Growth Fund,     Variable Series—Class A, formerly Stein     Roe Small Company Growth Fund,     Variable Series—Class A

Strong Variable Insurance Funds, Inc.

Strong Multi Cap Value Fund II

Wanger Advisors Trust

Wanger U.S. Smaller Companies

Wanger International Small Cap

The following Subaccount is only available to Owners who held an investment in this Subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this Subaccount after September 1, 2000, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc.—Initial Class

Janus Global

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc.—Initial Class

Subadvised by The Dreyfus Corporation

Dreyfus Small Cap Value

B-1

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•	Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

B-2

Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.35%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.50%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.37%	1.68%

(1)	The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The example assumes that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Contract

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imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years

$221	$681	$1,170	$2,513

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or

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under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

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Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•	If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase.    With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase.    Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner.    Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract

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Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

B-7

CONDENSED FINANCIAL INFORMATION (Contract Owners of Policy AV375)

(For the period October 26, 1998 through December 31, 2002)

	Alger Aggressive Growth	Clarion Real Estate Securities	Dreyfus Small Cap Value	J.P. Morgan Enhanced Index	Janus Global	Janus Growth	LKCM Strategic Total Return
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/1998	N/A	N/A	1.192	1.154	N/A	N/A	N/A
12/31/1999	1.488	0.895	1.520	1.343	1.553	1.359	1.053
12/31/2000	1.007	1.143	1.662	1.179	1.262	0.951	0.999
12/31/2001	0.828	1.250	2.109	1.022	0.959	0.673	0.962
12/31/2002	0.535	1.276	1.258	0.759	0.699	0.464	0.848
Number of units outstanding as of:
12/31/1998	N/A	N/A	1,000	1,000	N/A	N/A	N/A
12/31/1999	246,122	2,881	541,434	1,662,594	575,729	676,854	280,925
12/31/2000	1,343,845	185,954	1,310,663	3,225,502	3,050,196	5,679,261	1,019,180
12/31/2001	1,424,490	305,095	1,226,430	3,668,440	2,950,184	6,682,199	950,003
12/31/2002	713,192	417,396	1,104,946	2,228,786	2,532,106	4,846,628	616,917

	Van Kampen Active Int’l Allocation	Credit Suisse—Int’l Focus	Credit Suisse— Small Cap Growth	Federated American Leaders	Federated High Income Bond	Federated Prime Money	Federated U.S. Gov’t Securities
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000	1.000
12/31/1998	1.102	1.078	1.169	1.096	1.056	1.005	1.007
12/31/1999	1.437	1.630	1.947	1.512	1.065	1.036	0.986
12/31/2000	1.157	1.190	1.571	1.162	0.954	1.082	1.079
12/31/2001	0.879	0.913	1.300	1.096	0.953	1.106	1.137
12/31/2002	0.719	0.719	0.849	0.862	0.952	1.105	1.222
Number of units outstanding as of:
12/31/1998	1,000	1,000	1,000	1,000	1,000	449,266	1,000
12/31/1999	1,139,793	17,503	14,585	1,288,094	327,458	13,680,189	1,512,032
12/31/2000	1,312,308	324,739	1,599,802	1,463,986	697,331	3,521,141	3,093,041
12/31/2001	1,385,843	314,630	1,708,471	1,651,193	752,567	3,883,105	2,914,758
12/31/2002	1,410,017	253,608	1,478,232	1,827,959	1,523,943	2,476,243	2,039,310

	Federated Capital Income	Montgomery Emerging Markets	Liberty Small Co. Growth	Strong Multi Cap Value	Wanger U.S. Smaller Companies	Wanger Int’l Small Cap
Accumulation unit value as of:
Start Date*	1.000	1.000	1.000	1.000	1.000	1.000
12/31/1998	1.062	1.055	1.097	1.185	1.114	1.159
12/31/1999	1.064	1.714	1.601	1.134	1.373	2.584
12/31/2000	0.946	1.206	1.492	1.205	1.243	1.835
12/31/2001	0.804	1.106	1.322	1.236	1.363	1.425
12/31/2002	0.603	0.984	0.986	0.936	1.117	1.210
Number of units outstanding as of:
12/31/1998	1,000	1,000	1,000	1,000	1,000	1,000
12/31/1999	166,796	19,596	17,443	246,470	549,766	305,860
12/31/2000	400,549	146,101	501,747	1,117,504	432,510	726,164
12/31/2001	314,705	140,619	118,323	1,171,504	298,207	679,826
12/31/2002	140,048	80,829	108,966	1,318,233	611,205	622,769

*	Date of commencement of operations for the Subaccounts was as follows: 10/26/98 for all Subaccounts except the Alger Aggressive Growth, J.P. Morgan Real Estate Securities, Janus Global, Janus Growth, and LKCM Strategic Total Return Subaccounts, which was 5/3/99.

B-8

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

STATEMENT OF ADDITIONAL INFORMATION

for the

ADVISOR’S EDGE SELECT VARIABLE ANNUITY

Offered by

Peoples Benefit Life Insurance Company

(An Iowa Stock Company)

Home Office

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge Select variable annuity policy (the “Policy”) offered by Peoples Benefit Life Insurance Company (the “Company” or “Peoples Benefit”). You may obtain a copy of the Prospectus dated May 1, 2003, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2003

1

2

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office - Financial Markets Division—Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant—The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Peoples Benefit.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary—The person who has the right to the death benefit set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code—The Internal Revenue Code of 1986, as amended.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The individual or entity that owns an individual policy.

Policy—The individual policy.

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Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus
•	Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus
•	Interest credited in the fixed account; plus or minus
•	Accumulated gains or losses in the separate account; minus
•	Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year—A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Peoples Benefit by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount—subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner—A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request—Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

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THE POLICY—GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

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MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant’s stated age, sex or both in the Policy are incorrect; Peoples Benefit will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant’s lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option, may be subject to any excess interest adjustment. At the time you request a

6

withdrawal, if the interest rates Peoples Benefit sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the Premium Payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effect annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S	=	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.
G	=	the guaranteed interest rate applicable to S.
C	=

the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.
No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

On full surrender, each Guaranteed Period Option’s (“GPO”) contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the 3% guaranteed effective annual interest rate.

Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

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The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	=	any increase or decrease in the value of the Subaccount due to investment results;

(b)	=	a daily charge assessed at an annual rate of 1.45% for the mortality and expense risks assumed by Peoples Benefit which may vary depending on the Death Benefit Option you choose;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount

The Annuity Tables contained in the Policy are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

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ADDITIONAL DEATH BENEFIT — ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 70 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value - Policy Value on Rider Date - Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value - policy value on Rider Date - Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

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Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value - policy value on Rider Date - Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH DISTRIBUTION—II—ADDITIONAL INFORMATION

Assume the Additional Death Distribution—II is added to a new policy opened with $100,000 initial premium. The client is less than age 70 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

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Example

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 - $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $145,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000

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Rider Benefit Base (= $130,000—$25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

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Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			3.50%

First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$500.00	—	—	400.0000
	February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

As of May 1, 2002 the Endeavor Series Trust and Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc. Therefore the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Dreyfus Small Cap Value Portfolios is now Dreyfus Small Cap Value; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.

Where applicable, the following subaccount inception date is used in the calculation of performance figures: 10/26/98 for all subaccounts except as follows: Alger Aggressive Growth—Initial Class, Clarion Real Estate Securities—Initial Class, Janus Growth—Initial Class, and LKCM Strategic Total Return—Initial Class have an inception date of 5/3/99; AllianceBernstein Growth Portfolio—Class B, AllianceBernstein Premier Growth Portfolio—Class B, AllianceBernstein Technology Portfolio—Class B, Dreyfus VIF—Appreciation Portfolio—Service Class, Dreyfus—Core Bond Portfolio—Service Class, Dreyfus Socially Responsible Growth Fund—Service Class, Seligman Capital Portfolio—Class 2 Shares, Seligman Communications and Information Portfolio—Class 2 Shares, Seligman Global Technology Portfolio—Class 2 Shares, Transamerica Equity—Initial Class, Transamerica Growth Opportunities—

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Initial Class, GE U.S. Equity—Initial Class, PBHG Mid Cap Growth—Initial Class, Salomon All Cap—Initial Class and Van Kampen Emerging Growth—Initial Class have an inception date of 6/18/2001; Asset Allocation—Conservative Portfolio—Initial Class, Asset Allocation—Growth Portfolio—Initial Class, Asset Allocation—Moderate Portfolio—Initial Class, Asset Allocation—Moderate Growth Portfolio—Initial Class, American Century International—Initial Class, PIMCO Total Return—Initial Class, Transamerica Value Balanced—Initial Class, Vanguard—Equity Index Portfolio, Vanguard—Mid-Cap Index Portfolio, Vanguard—REIT Index Portfolio, Vanguard—Total Bond Market Index Portfolio, Vanguard—Short-Term Corporate Portfolio have an inception date of 5/1/2002; and Great Companies—AmericaSM—Initial Class, Great Companies—Global2—Initial Class, and Great Companies—TechnologySM—Initial Class have an inception date of 7/1/2002.

Where applicable, the following Portfolio inception dates are used in the calculation of performance figures: 6/1/99 for AllianceBernstein Growth Portfolio—Class B; 7/14/99 for AllianceBernstein Premier Growth Portfolio—Class B; 9/22/99 for AllianceBernstein Technology Portfolio—Class B; 4/5/93 for Dreyfus VIF—Appreciation Portfolio—Service Class; 5/1/2000 for Dreyfus—Core Bond Portfolio—Service Class; 10/7/93 for Dreyfus Socially Responsible Growth Fund—Service Class; 11/18/94 for Federated Prime Money Fund II; 2/10/94 for Federated American Leaders Fund II; 2/10/94 for Federated Capital Income Fund II; 3/28/94 for Federated Fund for U.S. Government Securities II; 3/1/94 for Federated High Income Bond Fund II; 2/2/96 for Montgomery Emerging Markets Fund; 5/3/95 for Wanger U.S. Smaller Companies and Wanger International Small Cap; 6/30/95 for Credit Suisse—International Focus Portfolio and Credit Suisse—Small Cap Growth Portfolio; 10/10/97 for Strong Multi Cap Value Fund II; 4/8/91 for Van Kampen Active International Allocation—Initial Class; 5/4/93 for Dreyfus Small Cap Value—Initial Class; 5/1/97 for J.P. Morgan Enhanced Index—Initial Class; 6/21/88 for Seligman Capital Portfolio—Class 2 Shares; 10/11/94 for Seligman Communication and Information Portfolio—Class 2 Shares; 5/1/96 for Seligman Global Technology—Class 2 Shares; 2/26/69 for Transamerica Equity—Initial Class; 5/1/2001 for Transamerica Growth Opportunities—Initial Class; 3/1/94 for Alger Aggressive Growth—Initial Class; 1/2/97 for GE U.S. Equity—Initial Class; 5/1/98 for Clarion Real Estate Securities—Initial Class; 10/2/86 for Janus Growth—Initial Class; 3/1/93 for LKCM Strategic Total Return—Initial Class; 5/3/99 for PBHG Mid Cap Growth—Initial Class; 5/3/99 for Salomon All Cap—Initial Class; 5/1/93 for Van Kampen Emerging Growth—Initial Class; 5/1/02 for Asset Allocation—Growth Portfolio—Initial Class; 5/1/02 for Asset Allocation—Conservative Portfolio—Initial Class; 5/1/02 for Asset Allocation—Moderate Portfolio—Initial Class; 5/1/02 for Asset Allocation—Moderate Growth Portfolio—Initial Class; 5/1/02 for PIMCO Total Return—Initial Class; 4/29/91 for Vanguard—Equity Index Portfolio; 2/9/99 for Vanguard—Mid-Cap Index Portfolio; 2/9/99 for Vanguard—REIT Index Portfolio; 2/8/99 for Vanguard—Short-Term Corporate Portfolio; 4/29/91 for Vanguard—Total Bond Market Index Portfolio; 1/1/89 for Liberty Small Company Growth Fund; 1/1/97 for American Century International—Initial Class; 1/3/95 for Transamerica Value Balanced—Initial Class; 5/1/2000 for Great Companies—AmericaSM—Initial Class; 9/1/2000 for Great Companies—Global2—Initial Class; and 5/1/2000 for Great Companies—TechnologySM—Initial Class.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

The current yields of the Money Market Subaccount for the 7-day period ended December 31, 2002 was –0.59% for the 6 Year Step-Up Death Benefit Option, –0.54% for the Return of Premium Death Benefit Option; and—

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0.70% for the Double Enhanced Death Benefit Option. The effective yield of the Money Market Subaccount for the period ended December 31, 2002 was –0.59% for the 6 Year Step-Up Death Benefit Option, –0.54% for the Return of Premium Death Benefit Option, and –0.69% for the Double Enhanced Death Benefit Option.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

      cd

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Where:
[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;
[b]	equals the expenses accrued for the period (net of reimbursement);
[c]	equals the average daily number of Units outstanding during the period; and
[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:
(1)[P]	equals a hypothetical Initial Premium Payment of $1,000;
(2)[T]	equals an average annual total return;
(3)[n]	equals the number of years; and
(4)[ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the subaccounts for the period beginning at the inception of each subaccount and ending on December 31, 2002.

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STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

FOR PERIOD ENDING DECEMBER 31, 2002

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)

	1 Year		5 Year	Since Subaccount Inception
Alger Aggressive Growth— Initial Class	(35.43%	)	—	(15.75%	)
Asset Allocation—Conservative Portfolio—Initial Class	—		—	(10.42%	)
Asset Allocation—Growth Portfolio—Initial Class	—		—	(19.57%	)
Asset Allocation—Moderate Portfolio—Initial Class	—		—	(13.27%	)
Asset Allocation—Moderate Growth Portfolio—Initial Class	—		—	(16.12%	)
American Century International—Initial Class	—		—	(20.99%	)
Clarion Real Estate Securities—Initial Class	1.97%		—	6.77%
Dreyfus Small Cap Value—Initial Class	(40.24%	)	—	5.53%
GE U.S. Equity—Initial Class	(21.06%	)	—	(17.21%	)
Great Companies—AmericaSM—Initial Class	—		—	(4.31%	)
Great Companies—Global[2]—Initial Class	—		—	(6.45%	)
Great Companies—TechnologySM—Initial Class	—		—	(8.13%	)
Janus Growth—Initial Class	(31.03%	)	—	(18.96%	)
J.P. Morgan Enhanced Index—Initial Class	(25.78%	)	—	(6.46%	)
LKCM Strategic Total Return—Initial Class	(11.96%	)	—	(4.49%	)
PBHG Mid Cap Growth—Initial Class	(29.53%	)	—	(26.62%	)
PIMCO Total Return—Initial Class	—		—	5.08%
Salomon All Cap—Initial Class	(25.90%	)	—	(19.35%	)
Transamerica Equity—Initial Class	(23.47%	)	—	(18.52%	)
Transamerica Growth Opportunities—Initial Class	(15.66%	)	—	(2.70%	)
Transamerica Value Balanced—Initial Class	—		—	(11.70%	)
Van Kampen Active International Allocation—Initial Class	(18.28%	)	—	(7.68%	)
Van Kampen Emerging Growth—Initial Class	(34.12%	)	—	(30.44%	)
AllianceBernstein Growth—Class B	(29.40%	)	—	(24.85%	)
AllianceBernstein Premier Growth—Class B	(31.93%	)	—	(25.64%	)
AllianceBernstein Technology—Class B	(42.73%	)	—	(34.38%	)
Credit Suisse—International Focus Portfolio	(21.33%	)	—	(7.67%	)
Credit Suisse—Small Cap Growth Portfolio	(34.74%	)	—	(3.93%	)
Dreyfus—Core Bond Portfolio—Service Class	5.10%		—	3.67%
Dreyfus Socially Responsible Growth Fund—Service Class	(30.25%	)	—	(25.97%	)
Dreyfus VIF—Appreciation Portfolio—Service Class	(18.20%	)	—	(14.90%	)
Federated American Leaders Fund II	(21.47%	)	—	(3.59%	)
Federated Capital Income Fund II	(25.15%	)	—	(11.49%	)
Federated Fund for U.S. Government Securities II	7.33%		—	4.80%
Federated High Income Bond Fund II	(0.21%	)	—	(1.26%	)
Federated Prime Money Fund II	(0.18%	)	—	2.31%
Montgomery Emerging Markets Fund	(11.11%	)	—	(0.49%	)
Seligman Capital Portfolio—Class 2 Shares	(34.20%	)	—	(26.16%	)
Seligman Communications and Information Portfolio—Class 2 Shares	(37.24%	)	—	(26.83%	)
Seligman Global Technology Portfolio—Class 2 Shares	(32.86%	)	—	(27.75%	)
Liberty Small Company Growth Fund—Class A	(25.48%	)	—	(0.43%	)
Strong Multi Cap Value Fund II	(24.37%	)	—	(1.68%	)
Vanguard—Equity Index Portfolio	—		—	(18.87%	)
Vanguard—Mid-Cap Index Portfolio	—		—	(20.79%	)
Vanguard—Short-Term Corporate Portfolio	—		—	3.89%
Vanguard—REIT Index Portfolio	—		—	(6.52%	)

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Vanguard—Total Bond Market Index Portfolio	—		—	5.51%
Wanger International Small Cap	(15.19%	)	—	4.55%
Wanger U.S. Smaller Companies	(18.12%	)	—	2.59%

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Policy Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

NON-STANDARDIZED CUMULATIVE TOTAL RETURN

FOR PERIOD ENDING DECEMBER 31, 2002

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)

	1 Year		5 Year	Since Subaccount Inception
Alger Aggressive Growth—Initial Class	(35.43%	)	—	(46.65%	)
Asset Allocation—Conservative Portfolio—Initial Class	—		—	(10.42%	)
Asset Allocation—Growth Portfolio—Initial Class	—		—	(19.57%	)
Asset Allocation—Moderate Portfolio—Initial Class	—		—	(13.27%	)
Asset Allocation—Moderate Growth Portfolio—Initial Class	—		—	(16.12%	)
American Century International—Initial Class	—		—	(20.99%	)
Clarion Real Estate Securities—Initial Class	1.97%		—	27.14%
Dreyfus Small Cap Value—Initial Class	(40.42%	)	—	25.24%
GE U.S. Equity—Initial Class	(21.06%	)	—	(25.19%	)
Great Companies—AmericaSM—Initial Class	—		—	(4.31%	)
Great Companies—Global[2]—Initial Class	—		—	(6.45%	)
Great Companies—TechnologySM—Initial Class	—		—	(8.13%	)
Janus Growth—Initial Class	(31.03%	)	—	(53.73%	)
J.P. Morgan Enhanced Index—Initial Class	(25.78%	)	—	(24.38%	)
LKCM Strategic Total Return—Initial Class	(11.96%	)	—	(15.50%	)
PBHG Mid Cap Growth—Initial Class	(29.53%	)	—	(37.85%	)
PIMCO Total Return—Initial Class	—		—	5.08%
Salomon All Cap—Initial Class	(25.90%	)	—	(28.15%	)
Transamerica Equity—Initial Class	(23.47%	)	—	(27.00%	)
Transamerica Growth Opportunities—Initial Class	(15.66%	)	—	(4.11%	)
Transamerica Value Balanced—Initial Class	—		—	(11.47%	)
Van Kampen Active International Allocation—Initial Class	(18.28%	)	—	(28.43%	)

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Van Kampen Emerging Growth—Initial Class	(34.12%)	—	(42.76%)
AllianceBernstein Growth—Class B	(29.40%)	—	(35.53%)
AllianceBernstein Premier Growth—Class B	(31.93%)	—	(36.57%)
AllianceBernstein Technology—Class B	(42.73%)	—	(47.67%)
Credit Suisse—International Focus Portfolio	(21.33%)	—	(28.39%)
Credit Suisse—Small Cap Growth Portfolio	(34.74%)	—	(15.44%)
Dreyfus—Core Bond Portfolio—Service Class	5.10%	—	5.69%
Dreyfus Socially Responsible Growth Fund—Service Class	(30.25%)	—	(37.10%)
Dreyfus VIF—Appreciation Portfolio—Service Class	(18.20%)	—	(21.96%)
Federated American Leaders Fund II	(21.47%)	—	(14.19%)
Federated Capital Income Fund II	(25.15%)	—	(40.00%)
Federated Fund for U.S. Government Securities II	7.33%	—	21.67%
Federated High Income Bond Fund II	(0.21%)	—	(5.18%)
Federated Prime Money Fund II	(0.18%)	—	10.02%
Montgomery Emerging Markets Fund	(11.11%)	—	(2.02%)
Seligman Capital Portfolio—Class 2 Shares	(34.20%)	—	(37.26%)
Seligman Communications and Information Portfolio—Class 2 Shares	(37.24%)	—	(38.13%)
Seligman Global Technology Portfolio—Class 2 Shares	(32.86%)	—	(39.33%)
Liberty Small Company Growth Fund—Class A	(25.48%)	—	(1.77%)
Strong Multi Cap Value Fund II	(24.37%)	—	(6.84%)
Vanguard—Equity Index Portfolio	—	—	(18.87%)
Vanguard—Mid-Cap Index Portfolio	—	—	(20.79%)
Vanguard—Short-Term Corporate Portfolio	—	—	3.89%
Vanguard—REIT Index Portfolio	—	—	(6.52%)
Vanguard—Total Bond Market Index Portfolio	—	—	5.51%
Wanger International Small Cap	(15.19%)	—	20.47%
Wanger U.S. Smaller Companies	(18.12%)	—	11.28%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

FOR PERIOD ENDING DECEMBER 31, 2002

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)

	1 Year	Since Subaccount Inception
Alger Aggressive Growth—Initial Class	(35.43%)	(15.75%)
Asset Allocation—Conservative Portfolio—Initial Class	—	(10.42%)
Asset Allocation—Growth Portfolio—Initial Class	—	(19.57%)
Asset Allocation—Moderate Portfolio—Initial Class	—	(13.27%)
Asset Allocation—Moderate Growth Portfolio—Initial Class	—	(16.12%)
American Century International—Initial Class	—	(20.99%)
Clarion Real Estate Securities—Initial Class	1.97%	6.77%
Dreyfus Small Cap Value—Initial Class	(40.42%)	5.53%
GE U.S. Equity—Initial Class	(21.06%)	(17.21%)
Great Companies—AmericaSM—Initial Class	—	(4.31%)
Great Companies—Global[2]—Initial Class	—	(6.45%)
Great Companies—TechnologySM—Initial Class	—	(8.13%)
Janus Growth—Initial Class	(31.03%)	(18.96%)
J.P. Morgan Enhanced Index—Initial Class	(25.78%)	(6.46%)
LKCM Strategic Total Return—Initial Class	(11.96%)	(4.49%)
PBHG Mid Cap Growth—Initial Class	(29.53%)	(26.62%)
PIMCO Total Return—Initial Class	—	5.08%

19

Salomon All Cap—Initial Class	(25.90%)	(19.35%)
Transamerica Equity—Initial Class	(23.47%)	(18.52%)
Transamerica Growth Opportunities—Initial Class	(15.66%)	(2.70%)
Transamerica Value Balanced—Initial Class	—	(11.47%)
Van Kampen Active International Allocation—Initial Class	(18.28%)	(7.68%)
Van Kampen Emerging Growth—Initial Class	(34.12%)	(30.44%)
AllianceBernstein Growth—Class B	(29.40%)	(24.85%)
AllianceBernstein Premier Growth—Class B	(31.93%)	(25.64%)
AllianceBernstein Technology—Class B	(42.73%)	(34.38%)
Credit Suisse—International Focus Portfolio	(21.33%)	(7.67%)
Credit Suisse—Small Cap Growth Portfolio	(34.74%)	(3.93%)
Dreyfus—Core Bond Portfolio—Service Class	5.10%	3.67%
Dreyfus Socially Responsible Growth Fund—Service Class	(30.25%)	(25.97%)
Dreyfus VIF—Appreciation Portfolio—Service Class	(18.20%)	(14.90%)
Federated American Leaders Fund II	(21.47%)	(3.59%)
Federated Capital Income Fund II	(25.15%)	(11.49%)
Federated Fund for U.S. Government Securities II	7.33%	4.80%
Federated High Income Bond Fund II	(0.21%)	(1.26%)
Federated Prime Money Fund II	(0.18%)	2.31%)
Montgomery Emerging Markets Fund	(11.11%)	(0.49%)
Seligman Capital Portfolio—Class 2 Shares	(34.20%)	(26.16%)
Seligman Communications and Information Portfolio—Class 2 Shares	(37.24%)	(26.83%)
Seligman Global Technology Portfolio—Class 2 Shares	(32.86%)	(27.75%)
Liberty Small Company Growth Fund—Class A	(25.48%)	(0.43%)
Strong Multi Cap Value Fund II	(24.37%)	(1.68%)
Vanguard—Equity Index Portfolio	—	(18.87%)
Vanguard—Mid-Cap Index Portfolio	—	(20.79%)
Vanguard—Short-Term Corporate Portfolio	—	3.89%
Vanguard—REIT Index Portfolio	—	(6.52%)
Vanguard—Total Bond Market Index Portfolio	—	5.51%
Wanger International Small Cap	(15.19%)	4.55%
Wanger U.S. Smaller Companies	(18.12%)	2.59%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

20

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)

Total Return YTD as of 12/31/2002
Alger Aggressive Growth—Initial Class	(35.43%)
Asset Allocation—Conservative Portfolio—Initial Class	—
Asset Allocation—Growth Portfolio—Initial Class	—
Asset Allocation—Moderate Portfolio—Initial Class	—
Asset Allocation—Moderate Growth Portfolio—Initial Class	—
American Century International—Initial Class	—
Clarion Real Estate Securities—Initial Class	1.97%
Dreyfus Small Cap Value—Initial Class	(40.24%)
GE U.S. Equity—Initial Class	(21.06%)
Great Companies—AmericaSM—Initial Class	—
Great Companies—Global[2]—Initial Class	—
Great Companies—TechnologySM—Initial Class	—
Janus Growth—Initial Class	(31.03%)
J.P. Morgan Enhanced Index—Initial Class	(25.78%)
LKCM Strategic Total Return—Initial Class	(11.96%)
PBHG Mid Cap Growth—Initial Class	(29.53%)
PIMCO Total Return—Initial Class	—
Salomon All Cap—Initial Class	(25.90%)
Transamerica Equity—Initial Class	(23.47%)
Transamerica Growth Opportunities—Initial Class	(15.66%)
Transamerica Value Balanced—Initial Class	—
Van Kampen Active International Allocation—Initial Class	(18.28%)
Van Kampen Emerging Growth—Initial Class	(34.12%)
AllianceBernstein Growth—Class B	(29.40%)
AllianceBernstein Premier Growth—Class B	(31.93%)
AllianceBernstein Technology—Class B	(42.73%)
Credit Suisse—International Focus Portfolio	(21.33%)
Credit Suisse—Small Cap Growth Portfolio	(34.74%)
Dreyfus—Core Bond Portfolio—Service Class	5.10%
Dreyfus Socially Responsible Growth Fund—Service Class	(30.25%)
Dreyfus VIF—Appreciation Portfolio—Service Class	(18.20%)
Federated American Leaders Fund II	(21.47%)
Federated Capital Income Fund II	(25.15%)
Federated Fund for U.S. Government Securities II	7.33%
Federated High Income Bond Fund II	(0.21%)
Federated Prime Money Fund II	(0.18%)
Montgomery Emerging Markets Fund	(11.11%)
Seligman Capital Portfolio—Class 2 Shares	(34.20%)
Seligman Communications and Information Portfolio—Class 2 Shares	(37.24%)
Seligman Global Technology Portfolio—Class 2 Shares	(32.86%)
Liberty Small Company Growth Fund—Class A	(25.48%)
Strong Multi Cap Value Fund II	(24.37%)
Vanguard—Equity Index Portfolio	—
Vanguard—Mid-Cap Index Portfolio	—
Vanguard—Short-Term Corporate Portfolio	—
Vanguard—REIT Index Portfolio	—
Vanguard—Total Bond Market Index Portfolio	—
Wanger International Small Cap	(15.19%)

21

Wanger U.S. Smaller Companies	(18.12%)

NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Policy were in existence before its inception date (which it was not). After the Policy’s inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

NON-STANDARDIZED ONE YEAR RETURN

	2002	2001	2000	1999
Alger Aggressive Growth—Initial Class	(35.43%)	(17.78%)	(32.41%)	66.37%
Asset Allocation—Conservative Portfolio—Initial Class	—	—	—	—
Asset Allocation—Growth Portfolio—Initial Class	—	—	—	—
Asset Allocation—Moderate Portfolio—Initial Class	—	—	—	—
Asset Allocation—Moderate Growth Portfolio—Initial Class	—	—	—	—
American Century International—Initial Class	(22.43%)
Clarion Real Estate Securities—Initial Class	1.97%	9.29%	27.58%	(5.39%)
Dreyfus Small Cap Value—Initial Class	(40.42%)	26.74%	9.27%	27.35%
GE U.S. Equity—Initial Class	(17.62%)	(10.20%)	(2.38%)	16.55%
Great Companies—AmericaSM—Initial Class	(21.96%)	(13.61%)	—	—
Great Companies—Global[2]—Initial Class	(22.77%)	(18.18%)	—	—
Great Companies—TechnologySM—Initial Class	(39.14%)	(38.03%)	—	—
Janus Growth—Initial Class	(31.03%)	(29.34%)	(30.06%)	57.17%
J.P. Morgan Enhanced Index—Initial Class	(25.78%)	(13.37%)	(12.32%)	16.30%
LKCM Strategic Total Return—Initial Class	(11.96%)	(3.73%)	(5.27%)	10.30%
PBHG Mid Cap Growth—Initial Class	(29.53%)	(36.04%)	(15.79%)	—
PIMCO Total Return—Initial Class	—	—	—	—
Salomon All Cap—Initial Class	(25.90%)	1.37%	16.43%)	—
Transamerica Equity—Initial Class	(23.47%)	(18.16%)	(11.14%)	35.64%
Transamerica Growth Opportunities—Initial Class	(15.66%)	—	—	—
Transamerica Value Balanced—Initial Class	(15.19%)	0.54%	15.60%	(7.15%)
Van Kampen Active International Allocation—Initial Class	(18.28%)	(24.17%)	(19.54%)	30.27%
Van Kampen Emerging Growth—Initial Class	(34.12%)	(33.99%)	(15.20%)	102.03%
AllianceBernstein Growth—Class B	(29.40%)	(35.46%)	(19.08%)	—
AllianceBernstein Premier Growth—Class B	(31.93%)	(22.61%)	(18.12%)	—
AllianceBernstein Technology—Class B	(42.73%)	(31.15%)	(22.95%)	—
Credit Suisse—International Focus Portfolio	(21.33%)	(23.35%)	(27.06%)	51.01%
Credit Suisse—Small Cap Growth Portfolio	(34.74%)	(17.34%)	(19.40%)	66.41%
Dreyfus—Core Bond Portfolio—Service Class	5.10%	2.27%	—	—
Dreyfus Socially Responsible Growth Fund—Service Class	(30.25%)	5.15%	(12.48%)	28.05%
Dreyfus VIF—Appreciation Portfolio—Service Class	(18.20%)	(10.99%)	(2.24%)	9.70%
Federated American Leaders Fund II	(21.47%)	(5.73%)	0.77%	4.99%
Federated Capital Income Fund II	(25.15%)	(15.09%)	(11.17%)	0.09%
Federated Fund for U.S. Government Securities II	7.33%	5.34%	9.23%	(2.17%)
Federated High Income Bond Fund II	(0.21%)	(0.22%)	(10.45%)	0.69%
Federated Prime Money Fund II	(0.18%)	2.12%	4.29%	2.99%
Montgomery Emerging Markets Fund	(11.11%)	(8.44%)	(29.67%)	62.21%

22

Seligman Capital Portfolio—Class 2 Shares	(34.20%)	(16.41%)	6.77%	50.97%
Seligman Communications and Information Portfolio—Class 2 Shares	(37.24%)	5.06%	(37.23%)	82.99%
Seligman Global Technology Portfolio—Class 2 Shares	(32.86%)	(22.43%)	(24.99%)	115.51%
Liberty Small Company Growth Fund—Class A	(25.48%)	(11.45%)	(6.89%)	45.75%
Strong Multi Cap Value Fund II	(24.37%)	2.47%	6.13%	(4.40%)
Vanguard—Equity Index Portfolio	(23.35%)	(13.42%)	(10.50%)	19.16%
Vanguard—Mid-Cap Index Portfolio	(15.99%)	(2.11%)	16.07%	—
Vanguard—Short-Term Corporate Portfolio	4.57%	6.15%	6.48%	—
Vanguard—REIT Index Portfolio	1.91%	10.37%	24.32%	—
Vanguard—Total Bond Market Index Portfolio	6.60%	6.59%	9.52%	(2.35%)
Wanger International Small Cap	(15.19%)	(22.41%)	(29.08%)	122.84%
Wanger U.S. Smaller Companies	(18.12%)	9.62%	(9.60%)	23.09%

	1998	1997	1996
Alger Aggressive Growth—Initial Class	46.38%	21.97%	8.70%
Asset Allocation—Conservative Portfolio—Initial Class	—	—	—
Asset Allocation—Growth Portfolio—Initial Class	—	—	—
Asset Allocation—Moderate Portfolio—Initial Class	—	—	—
Asset Allocation—Moderate Portfolio—Initial Class	—	—	—
American Century International—Initial Class	—	—	—
Clarion Real Estate Securities—Initial Class	—	—	—
Dreyfus Small Cap Value—Initial Class	(3.76%)	23.59%	23.66%
GE U.S. Equity—Initial Class	20.91%	—	—
Great Companies—AmericaSM—Initial Class	—	—	—
Great Companies—Global[2]—Initial Class	—	—	—
Great Companies—TechnologySM—Initial Class	—	—	—
Janus Growth—Initial Class	61.94%	15.70%	16.10%
J.P. Morgan Enhanced Index—Initial Class	29.32%	—	—
LKCM Strategic Total Return—Initial Class	7.88%	19.86%	13.18%
PBHG Mid Cap Growth—Initial Class	—	—	—
PIMCO Total Return—Initial Class	—	—	—
Salomon All Cap—Initial Class	—	—	—
Transamerica Equity—Initial Class	41.05%	44.23%	25.80%
Transamerica Growth Opportunities—Initial Class	—	—	—
Transamerica Value Balanced—Initial Class	6.61%	14.75%	12.62%
Van Kampen Active International Allocation—Initial Class	13.61%	0.98%	13.42%
Van Kampen Emerging Growth—Initial Class	35.19%	19.55%	17.01%
AllianceBernstein Growth—Class B	—	—	—
AllianceBernstein Premier Growth—Class B	—	—	—
AllianceBernstein Technology—Class B	—	—	—
Credit Suisse—International Focus Portfolio	3.67%	(3.92%)	8.29%
Credit Suisse—Small Cap Growth Portfolio	(4.42%)	13.83%	12.11%
Dreyfus—Core Bond Portfolio—Service Class	—	—	—
Dreyfus Socially Responsible Growth Fund—Service Class	27.36%	26.43%	19.33%
Dreyfus VIF—Appreciation Portfolio—Service Class	28.18%	26.05%	23.59%
Federated American Leaders Fund II	15.76%	30.27%	19.67%
Federated Capital Income Fund II	12.15%	24.66%	9.80%
Federated Fund for U.S. Government Securities II	5.96%	6.86%	2.55%
Federated High Income Bond Fund II	1.07%	12.04%	12.51%
Federated Prime Money Fund II	3.22%	3.27%	3.09%
Montgomery Emerging Markets Fund	(38.56%)	(2.18%)	—
Seligman Capital Portfolio—Class 2 Shares	20.27%	19.40%	12.71%
Seligman Communications and Information Portfolio—Class 2 Shares	34.35%	20.30%	7.09%
Seligman Global Technology Portfolio—Class 2 Shares	34.66%	17.65%	—
Liberty Small Company Growth Fund—Class A	(18.65%)	(14.57%)	—

23

Strong Multi Cap Value Fund II	0.53%	—	—
Vanguard—Equity Index Portfolio	26.68%	31.10%	20.93%
Vanguard—Mid-Cap Index Portfolio	—	—	—
Vanguard—Short-Term Corporate Portfolio	—	—	—
Vanguard—REIT Index Portfolio	—	—	—
Vanguard—Total Bond Market Index Portfolio	6.88%	7.67%	1.87%
Wanger International Small Cap	14.48%	(3.03%)	29.94%
Wanger U.S. Smaller Companies	6.95%	27.39%	44.31%

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Policy Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/2002

(BASED ON SINGLE INITIAL PURCHASE)

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)

	1 Year	3 Year	Total Since Portfolio Inception Year-End
Alger Aggressive Growth—Initial Class	(35.43%)	(64.12%)	53.37%
Asset Allocation—Conservative Portfolio—Initial Class	—	—	(10.42%)
Asset Allocation—Growth Portfolio—Initial Class	—	—	(19.57%)
Asset Allocation—Moderate Portfolio—Initial Class	—	—	(13.27%)
Asset Allocation—Moderate Growth Portfolio—Initial Class	—	—	(16.12%)
American Century International—Initial Class	(22.43%)	(51.22%)	(35.63%)
Clarion Real Estate Securities—Initial Class	1.97%	42.17%	13.32%
Dreyfus Small Cap Value—Initial Class	(40.42%)	(17.48%)	85.54%
GE U.S. Equity—Initial Class	(21.06%)	(30.80%)	21.92%
Great Companies—AmericaSM—Initial Class	(21.96%)	—	(24.08%)
Great Companies—Global[2]—Initial Class	(22.77%)	—	(46.33%)
Great Companies—TechnologySM—Initial Class	(39.14%)	—	(74.88%)
Janus Growth—Initial Class	(31.03%)	(65.92%)	352.03%
J.P. Morgan Enhanced Index—Initial Class	(25.78%)	(43.63%)	3.10%
LKCM Strategic Total Return—Initial Class	(11.96%)	(19.72%)	74.35%
PBHG Mid Cap Growth—Initial Class	(29.53%)	(62.04%)	(33.11%)
PIMCO Total Return—Initial Class	—	—	5.08%

24

Salomon All Cap—Initial Class	(25.90%)	(12.55%)	0.02%
Transamerica Equity—Initial Class	(23.47%)	(44.34%)	1,910.30%
Transamerica Growth Opportunities—Initial Class	(15.66%)	—	(5.08%)
Transamerica Value Balanced—Initial Class	(15.19%)	(1.44%)	49.05%
Van Kampen Active International Allocation—Initial Class	(18.28%)	(50.14%)	(1.99%)
Van Kampen Emerging Growth—Initial Class	(34.12%)	(63.12%)	128.51%
AllianceBernstein Growth—Class B	(29.40%)	(63.13%)	(54.33%)
AllianceBernstein Premier Growth—Class B	(31.93%)	(56.87%)	(51.57%)
AllianceBernstein Technology—Class B	(42.73%)	(69.62%)	(56.88%)
Credit Suisse—International Focus Portfolio	(21.33%)	(56.02%)	(23.72%)
Credit Suisse—Small Cap Growth Portfolio	(34.74%)	(56.52%)	9.54%
Dreyfus—Core Bond Portfolio—Service Class	5.10%	—	15.51%
Dreyfus Socially Responsible Growth Fund—Service Class	(30.25%)	(35.81%)	123.50%
Dreyfus VIF—Appreciation Portfolio—Service Class	(18.20%)	(28.82%)	119.25%
Federated American Leaders Fund II	(21.47%)	(25.40%)	82.14%
Federated Capital Income Fund II	(25.15%)	(43.54%)	1.04%
Federated Fund for U.S. Government Securities II	7.33%	23.49%	52.10%
Federated High Income Bond Fund II	(0.21%)	(10.84%)	28.89%
Federated Prime Money Fund II	(0.18%)	6.31%	24.95%
Montgomery Emerging Markets Fund	(11.11%)	(42.76%)	(41.26%)
Seligman Capital Portfolio—Class 2 Shares	(34.20%)	(41.28%)	232.32%
Seligman Communications and Information Portfolio—Class 2 Shares	(37.24%)	(58.61%)	85.94%
Seligman Global Technology Portfolio—Class 2 Shares	(32.86%)	(60.93%)	37.26%
Liberty Small Company Growth Fund—Class A	(25.48%)	(38.56%)	148.32%
Strong Multi Cap Value Fund II	(24.37%)	(17.75%)	(21.87%)
Vanguard—Equity Index Portfolio	(23.35%)	(40.60%)	144.60%
Vanguard—Mid-Cap Index Portfolio	(15.99%)	(4.54%)	17.66%
Vanguard—Short-Term Corporate Portfolio	4.57%	18.19%	18.98%
Vanguard—REIT Index Portfolio	1.91%	39.83%	34.67%
Vanguard—Total Bond Market Index Portfolio	6.60%	24.45%	95.65%
Wanger International Small Cap	(15.19%)	(53.33%)	99.72%
Wanger U.S. Smaller Companies	(18.12%)	(18.86%)	125.43%

25

ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2002

(BASED ON SINGLE INITIAL PURCHASE)

DOUBLE ENHANCED DEATH BENEFIT OPTION

(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)

	1 Year	3 Year	Total Since Portfolio Inception Year-End
Alger Aggressive Growth—Initial Class	(35.43%)	(28.94%)	4.96%
Asset Allocation—Conservative Portfolio—Initial Class	—	—	(10.42%)
Asset Allocation—Growth Portfolio—Initial Class	—	—	(19.57%)
Asset Allocation—Moderate Portfolio—Initial Class	—	—	(13.27%)
Asset Allocation—Moderate Growth Portfolio—Initial Class	—	—	(16.12%)
American Century International—Initial Class	(22.43%)	(21.28%)	(7.08%)
Clarion Real Estate Securities—Initial Class	1.97%	12.45%	2.71%
Dreyfus Small Cap Value—Initial Class	(40.42%)	(6.20%)	6.60%
GE U.S. Equity—Initial Class	(21.06%)	(11.55%)	3.36%
Great Companies—AmericaSM—Initial Class	(21.96%)	—	(9.81%)
Great Companies—Global[2]—Initial Class	(22.77%)	—	(23.43%)
Great Companies—TechnologySM—Initial Class	(39.14%)	—	(40.41%)
Janus Growth—Initial Class	(31.03%)	(30.15%)	9.72%
J.P. Morgan Enhanced Index—Initial Class	(25.78%)	(17.39%)	0.54%
LKCM Strategic Total Return—Initial Class	(11.96%)	(7.06%)	5.81%
PBHG Mid Cap Growth—Initial Class	(29.53%)	(27.59%)	(10.39%)
PIMCO Total Return—Initial Class	—	—	5.08%
Salomon All Cap—Initial Class	(25.90%)	(4.37%)	0.00%
Transamerica Equity—Initial Class	(23.47%)	(17.74%)	14.55%
Transamerica Growth Opportunities—Initial Class	(15.66%)	—	(3.08%)
Transamerica Value Balanced—Initial Class	(15.19%)	(0.48%)	5.12%
Van Kampen Active International Allocation—Initial Class	(18.28%)	(20.71%)	(0.17%)
Van Kampen Emerging Growth—Initial Class	(34.12%)	(28.29%)	8.76%
AllianceBernstein Growth—Class B	(29.40%)	(28.29%)	(19.63%)
AllianceBernstein Premier Growth—Class B	(31.93%)	(24.44%)	(18.86%)
AllianceBernstein Technology—Class B	(42.73%)	(32.77%)	(22.64%)
Credit Suisse—International Focus Portfolio	(21.33%)	(23.95%)	(3.54%)
Credit Suisse—Small Cap Growth Portfolio	(34.74%)	(24.24%)	1.22%
Dreyfus—Core Bond Portfolio—Service Class	5.10%	—	5.55%
Dreyfus Socially Responsible Growth Fund—Service Class	(30.25%)	(13.74%)	9.10%
Dreyfus VIF—Appreciation Portfolio—Service Class	(18.20%)	(10.71%)	8.39%
Federated American Leaders Fund II	(21.47%)	(9.31%)	6.97%
Federated Capital Fund II	(25.15%)	(17.35%)	0.12%
Federated Fund for U.S. Government Securities II	7.33%	7.29%	4.90%
Federated High Income Bond Fund II	(0.21%)	(3.75%)	2.91%
Federated Prime Money Fund II	(0.18%)	2.06%	2.78%
Montgomery Emerging Markets Fund	(11.11%)	(16.97%)	(7.40%)
Seligman Capital Portfolio—Class 2 Shares	(34.20%)	(16.26%)	8.61%
Seligman Communications and Information Portfolio—Class 2 Shares	(37.24%)	(25.48%)	7.81%
Seligman Global Technology Portfolio—Class 2 Shares	(32.86%)	(26.90%)	4.86%
Liberty Small Company Growth Fund—Class A	(25.48%)	(14.99%)	6.71%
Strong Multi Cap Value Fund II	(24.37%)	(6.31%)	(4.61%)
Vanguard—Equity Index Portfolio	(23.35%)	(15.94%)	7.96%
Vanguard—Mid-Cap Index Portfolio	(15.99%)	(1.54%)	4.26%
Vanguard—Short-Term Corporate Portfolio	4.57%	5.73%	4.56%
Vanguard—REIT Index Portfolio	1.91%	11.82%	7.95%
Vanguard—Total Bond Market Index Portfolio	6.60%	7.56%	5.91%
Wanger International Small Cap	(15.19%)	(22.43%)	9.44%

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Wanger U.S. Smaller Companies	(18.12%)	(6.73%)	11.18%

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;
•	average maturity of underlying investments;
•	type of instruments in which the Portfolio is invested;
•	changes in interest rates and market value of underlying investments;
•	changes in Portfolio expenses; and
•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

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•	Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•	Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•	Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•	Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•	Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•	Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•	Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•	Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•	Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•	Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

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•	Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit’s general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund’s prospectus for more information.

PEOPLES BENEFIT LIFE INSURANCE COMPANY

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON U.S. Corporation. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company, LLC. Transamerica Holding Company is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly owned indirect subsidiary of AEGON U.S. Corporation, which in turn is wholly owned by AEGON U.S. Holding Corporation. A Delaware business trust called “The AEGON Trust” exists between AEGON U.S. Holding Corporation and AEGON International N.V. The AEGON Trust owns 100% of the common stock of AEGON U.S. Holding Corporation and Scottish Equitable Finance Limited owns 100% of the preferred stock of AEGON U.S. Holding Corporation. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has an approximately 32.47% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

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CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policy owner’s gross income. The IRS stated in a series of rulings published from 1977 to 1982 that a variable annuity policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

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In 1986, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the policy are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate Premium Payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 ½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 ½ or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70 ½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner,

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e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 ½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 ½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 ½, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

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Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF PEOPLES BENEFIT

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a “regulated investment company” under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account’s investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Policy Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

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Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit’s tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Accumulated Value of the Policy would be correspondingly adjusted by any provision or charge for such taxes.

STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

DISTRIBUTION OF THE POLICIES

AFSG Securities Corporation (“AFSG”), formerly Providian Securities Corporation, the principal underwriter of the Policy, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Premium Payments may be paid to entities which sell the Policy. Additional payments may be made for other services not directly related to the sale of the Policy.

The Policy is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Policy is continuous and AFSG does not anticipate discontinuing the offering of the Policy. However, AFSG does reserve the right to discontinue the offering of the Policy.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws. On behalf of Peoples Benefit, Brenda D. Sneed, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Policy and Peoples Benefit’s right to issue the Policy.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

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OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners as of ended December 31, 2002, and for the periods indicated thereon, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2002, and 2001, and for each of the three years in the period ended December 31, 2002, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Polices. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Peoples Benefit Life Insurance Company

Years Ended December 31, 2002, 2001, and 2000

Peoples Benefit Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2002, 2001, and 2000

Contents

Report of Independent Auditors	1

Audited Financial Statements

Balance Sheets – Statutory Basis	3
Statements of Operations – Statutory Basis	5
Statements of Changes in Capital and Surplus – Statutory Basis	6
Statements of Cash Flow – Statutory Basis	7
Notes to Financial Statements – Statutory Basis	8

Statutory-Basis Financial Statement Schedules

Summary of Investments – Other Than Investments in Related Parties	43
Supplementary Insurance Information	44
Reinsurance	45

Report of Independent Auditors

The Board of Directors

Peoples Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Peoples Benefit Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 2 to the financial statements, in 2001 Peoples Benefit Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 14, 2003

2

Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Cash and short-term investments	$17,290	$14,154
Bonds	4,718,638	4,381,921
Stocks:
Preferred	16,131	18,432
Common (cost: 2002 – $73,879; 2001 – $192,176)	79,631	196,569
Affiliated entity (cost: 2002 – $1,011; 2001 – $100)	99	100
Mortgage loans on real estate	1,011,791	1,386,484
Real estate, at cost less accumulated depreciation (2002 – $380; 2001 – $254)	10,727	5,518
Policy loans	159,537	164,235
Net short-term notes receivable from affiliates	108,000	97,000
Other invested assets	346,585	344,576

Total cash and invested assets	6,468,429	6,608,989

Premiums deferred and uncollected	42,710	34,222
Accrued investment income	66,409	67,363
Receivable from affiliates	—	122,233
Net deferred income tax asset	47,356	25,957
Federal income taxes recoverable	40,991	—
Other assets	6,378	11,941
Separate account assets	6,374,198	6,959,518

Total admitted assets	$13,046,471	$13,830,223

3

	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,130,181	$1,143,971
Annuity	2,766,068	2,759,350
Accident and health	72,620	68,667
Policy and contract claim reserves:
Life	22,283	21,372
Accident and health	19,076	25,677
Liability for deposit-type contracts	2,113,029	2,199,162
Other policyholders’ funds	3,283	3,165
Remittances and items not allocated	12,807	53,184
Asset valuation reserve	81,774	169,599
Reinsurance in unauthorized companies	3,084	179
Commissions and expense allowances payable on reinsurance assumed	1,125	1,479
Payable to affiliates	211	—
Payable for securities	—	218
Transfer to separate accounts due or accrued	(2,589)	(21)
Federal income taxes payable	—	1,526
Other liabilities	71,331	78,968
Separate account liabilities	6,374,045	6,959,334

Total liabilities	12,668,328	13,485,830

Capital and surplus:
Common stock, $11 per share par value, 1,145,000 shares authorized, issued and outstanding	12,595	12,595
Preferred stock, $11 per share par value, $240 per share liquidation value, 2,290,000 shares authorized, issued and outstanding	25,190	25,190
Paid-in surplus	2,583	2,583
Unassigned surplus	337,775	304,025

Total capital and surplus	378,143	344,393

Total liabilities and capital and surplus	$13,046,471	$13,830,223

See accompanying notes.

4

Peoples Benefit Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$147,626	$141,776	$169,219
Annuity	969,263	1,153,746	1,703,944
Accident and health	139,862	131,966	134,058
Net investment income	360,560	387,360	406,413
Amortization of interest maintenance reserve	(1,939)	2,455	7,095
Commissions and expense allowances on reinsurance ceded	9,627	3,813	6,025
Separate account fee income	16,935	25,038	26,736
Gains due to reinsurance transactions	—	31,096	—
Other	1,115	4,371	1,893

	1,643,049	1,881,621	2,455,383
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	181,334	179,941	178,952
Surrender benefits	676,407	722,484	1,249,431
Other benefits	222,459	245,345	227,348
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(13,790)	(39,673)	25,687
Annuity	6,718	(92,332)	(348,513)
Accident and health	3,953	(11,259)	686
Increase in reserves for premiums and other deposit-type funds	—	—	253,298

	1,077,081	1,004,506	1,586,889
Insurance expenses:
Commissions	37,122	30,807	39,232
General insurance expenses	73,800	81,682	71,439
Taxes, licenses and fees	2,220	7,474	11,847
Net transfers to separate accounts	362,137	582,953	611,475
Other expenses	(308)	398	30,843

	474,971	703,314	764,836

	1,552,052	1,707,820	2,351,725
Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	90,997	173,801	103,658
Dividends to policyholders	169	210	249

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	90,828	173,591	103,409
Federal income tax expense	13,138	40,782	11,864

Gain from operations before net realized capital gains (losses) on investments	77,690	132,809	91,545
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(54,446)	455,757	(5,728)

Net income	$23,244	$588,566	$85,817

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2000	$12,595	$25,190	$2,583	$491,060	$531,428
Net income	—	—	—	85,817	85,817
Change in net unrealized capital gains/losses	—	—	—	53,236	53,236
Change in non-admitted assets	—	—	—	(2,932)	(2,932)
Change in liability for reinsurance in unauthorized companies	—	—	—	8	8
Change in asset valuation reserve	—	—	—	(34,358)	(34,358)
Dividends to stockholders	—	—	—	(120,000)	(120,000)
Tax benefits on stock options exercised	—	—	—	1,368	1,368
Other	—	—	—	(344)	(344)

Balance at December 31, 2000	12,595	25,190	2,583	473,855	514,223
Cumulative effect of change in accounting principles	—	—	—	19,716	19,716
Net income	—	—	—	588,566	588,566
Change in net unrealized capital gains/losses	—	—	—	(346,023)	(346,023)
Change in net deferred income tax	—	—	—	(4,888)	(4,888)
Change in non-admitted assets	—	—	—	(16,080)	(16,080)
Change in liability for reinsurance in unauthorized companies	—	—	—	(179)	(179)
Change in asset valuation reserve	—	—	—	28,487	28,487
Dividends to stockholders	—	—	—	(440,000)	(440,000)
Tax benefits on stock options exercised	—	—	—	563	563
Other	—	—	—	8	8

Balance at December 31, 2001	12,595	25,190	2,583	304,025	344,393
Cumulative effect of change in accounting principles	—	—	—	(34)	(34)
Net income	—	—	—	23,244	23,244
Change in net unrealized capital gains/losses	—	—	—	(76,173)	(76,173)
Change in non-admitted assets	—	—	—	(40,120)	(40,120)
Change in liability for reinsurance in unauthorized companies	—	—	—	(2,905)	(2,905)
Change in asset valuation reserve	—	—	—	87,825	87,825
Change in surplus in separate accounts	—	—	—	(40)	(40)
Change in net deferred income tax asset	—	—	—	40,978	40,978
Tax benefits on stock options exercised	—	—	—	64	64
Other	—	—	—	911	911

Balance at December 31, 2002	$12,595	$25,190	$2,583	$337,775	$378,143

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Operating activities
Premiums and other considerations received, net of reinsurance	$1,236,942	$1,422,133	$1,990,611
Allowances and reserve adjustments received on reinsurance ceded	9,579	3,814	6,137
Investment income received	364,526	383,251	408,946
Other income received	13,787	46,936	19,862
Life and accident and health claims	(187,098)	(187,451)	(185,574)
Surrender benefits and other fund withdrawals	(676,083)	(722,484)	(1,249,431)
Annuity and other benefits to policyholders	(202,203)	(180,425)	(182,345)
Commissions, other expenses and taxes paid	(123,131)	(130,852)	(119,723)
Dividends paid to policyholders	(178)	(204)	(186)
Federal income taxes paid	(55,592)	(45,501)	(979)
Net transfers to separate accounts	(342,932)	(564,217)	(584,745)
Other	(29)	(17)	(43,574)

Net cash provided by operating activities	37,588	24,983	58,999

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,550,240	2,031,598	1,587,635
Stocks	284,952	781,693	293,630
Mortgage loans on real estate	395,240	349,835	311,269
Real estate	223	1,265	1,373
Other invested assets	41,925	44,819	91,946
Miscellaneous proceeds	35,458	19,519	5,712

Total investment proceeds	4,308,038	3,228,729	2,291,565
Income taxes received (paid) on net realized capital gains/losses	20,811	(5,004)	(10,956)

Net proceeds from sales, maturities, or repayments of investments	4,328,849	3,223,725	2,280,609

Cost of investments acquired:
Bonds	(3,986,075)	(3,114,222)	(1,752,438)
Stocks	(202,560)	(321,190)	(228,496)
Mortgage loans on real estate	(18,013)	(30,429)	(80,776)
Real estate	(10,161)	(72)	(995)
Other invested assets	(68,773)	(127,594)	(22,589)
Miscellaneous applications	(44,501)	—	(13,524)

Total cost of investments acquired	(4,330,083)	(3,593,507)	(2,098,818)
Net decrease (increase) in policy loans	4,698	1,215	(6,289)

Net cost of investments acquired	(4,325,385)	(3,592,292)	(2,105,107)

Net cash provided by (used in) investing activities	(3,464)	(368,567)	175,502

7

Peoples Benefit Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Financing and miscellaneous activities
Other cash provided:
Borrowed money	$—	$(19,700)	$(84,800)
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	18,594	756,886
Other sources	126,047	135,213	10,875

Total cash provided by (used in) financing and miscellaneous activities	144,641	872,399	(73,925)

Other cash applied:
Dividends paid to stockholder	—	(440,000)	(120,000)
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(128,656)	(68,611)	—
Other applications, net	(53,901)	(157,972)	(62,771)

Total other cash applied	(182,557)	(666,583)	(182,771)

Net cash provided by (used in) financing and miscellaneous activities	(37,916)	205,816	(256,696)

Net increase (decrease) in cash and short-term investments	3,136	(137,768)	(22,195)
Cash and short-term investments at beginning of year	14,154	151,922	174,117

Cash and short-term investments at end of year	$17,290	$14,154	$151,922

See accompanying notes.

8

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the Company) is a stock life and health insurance company. The Company is directly owned by Monumental Life Insurance Company (76%), Capital Liberty Limited Partnership (CLLP) (20%), and Commonwealth General Corporation (4%). CLLP also owns 100% of the preferred stock of the Company. Each of these companies are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

During 2001, the Company adopted a plan of partial liquidation. Under this plan, the Company intends to reinsure a portion of its business with one or more affiliated companies and redeem pro rata portions of its common and preferred stock. The Company is currently considering various options connected with the execution and timing of this plan.

Nature of Business

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products and guaranteed interest contracts and funding agreements, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

9

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to unassigned surplus rather than to income as required under GAAP.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated

10

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

11

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts With Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium

12

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

13

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds, are carried at market and the related unrealized capital gains or losses are reported in unassigned surplus. Common stock of the Company’s wholly-owned insurance subsidiary is recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships, which are recorded at equity in underlying net assets, and derivative financial instruments. These derivative instruments consist primarily of interest rate swap agreements, including basis swaps and futures, and are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other “admitted assets” are valued principally at cost.

14

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $14,099 and $7,198, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk

15

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another, based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are recognized in the financial statements when incurred.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company issues products that provide the customer a return based on the S&P and NASDAQ Indices. The Company uses S&P 500 and NASDAQ 100 futures contracts and/or options to hedge the option risk associated with the products. Futures are marked to market on a daily basis and a cash payment is made/received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to their market value in the financial statements.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

16

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 10.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The

17

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

18

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $822,284, $985,642, and $1,117,396, in 2002, 2001, and 2000, respectively.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, life, annuity, accident, and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

19

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

2. Accounting Changes

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus of $19,716 as of January 1, 2001. This amount included the establishment of deferred tax assets of $17,528 and the release of mortgage loan prepayment fees from the IMR of $3,831, offset by the release of mortgage loan origination fees of $1,200 and the establishment of a vacation accrual of $443.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was $34, which was charged directly to unassigned surplus as a change in accounting principle.

20

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company will adopt the provisions SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however, the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument to be carried consistent with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company’s financial condition or results of operations in future periods.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stock securities of unaffiliated entities are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates

21

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Swaps and call options: Estimated fair value of swaps, including interest rate and currency swaps and call options, are based on pricing models or formulas using current assumptions.

Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates approximate their carrying amount.

Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts (including separate account universal life liabilities) other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

22

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2002		2001
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$17,290	$17,290	$14,154	$14,154
Bonds	4,718,638	4,818,852	4,381,921	4,321,145
Preferred stocks, other than affiliates	16,131	14,960	18,432	17,495
Common stocks, other than affiliates	79,631	79,631	196,569	196,569
Mortgage loans on real estate	1,011,791	1,138,456	1,386,484	1,444,627
Policy loans	159,537	159,537	164,235	164,235
Short-term notes receivable from affiliates	108,000	108,000	97,000	97,000
Interest rate swaps	(20,964)	(43,864)	(15,082)	(21,951)
Call options	679	679	679	679
Separate account assets	6,374,198	6,374,198	6,959,518	6,959,518

Liabilities
Investment contract liabilities	3,620,494	3,676,879	3,697,824	3,816,321
Separate account annuity liabilities	6,340,167	6,267,201	6,906,920	6,835,893

4. Investments

At December 31, 2000, the Company owned Veterans Life Insurance Company (Veterans). In 2001, the Company sold Veterans to Transamerica Holding Company, LLC, an affiliate. The proceeds from this sale were $697,492 and the Company recorded a realized gain of $494,886. As a result of this sale, the Company also recorded a reduction to surplus of $361,497 through the change in unrealized gains.

The Company owns 100% of Coverna Direct Insurance Services, Inc. at December 31, 2002 and 2001. The cost of this subsidiary was $100.

23

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The carrying amounts and estimated fair values of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$236,377	$2,776	$1,414	$237,739
State, municipal and other government	63,625	5,929	3,872	65,682
Public utilities	162,741	10,387	4,426	168,702
Industrial and miscellaneous	2,661,287	190,942	64,178	2,788,051
Mortgage and other asset-backed securities	1,594,608	23,092	59,022	1,558,678

	4,718,638	233,126	132,912	4,818,852
Preferred stocks	16,131	—	1,171	14,960

	$4,734,769	$233,125	$134,083	$4,833,812

December 31, 2001
Bonds:
United States Government and agencies	$60,939	$659	$1,524	$60,073
State, municipal and other government	57,981	1,787	4,632	55,137
Public utilities	339,020	4,282	4,335	338,967
Industrial and miscellaneous	2,536,367	56,904	96,730	2,496,541
Mortgage and other asset-backed securities	1,387,614	6,761	23,948	1,370,427

	4,381,921	70,393	131,169	4,321,145
Preferred stocks	18,432	1	938	17,495

	$4,400,353	$70,394	$132,107	$4,338,640

24

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$21,534	$21,909
Due after one year through five years	901,253	935,126
Due after five years through ten years	808,699	859,733
Due after ten years through fifteen years	252,284	265,888
Due after fifteen years through twenty years	148,751	143,636
Due after twenty years	991,509	1,033,882

	3,124,030	3,260,174
Mortgage and other asset-backed securities	1,594,608	1,558,678

	$4,718,638	$4,818,852

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000
Interest on bonds and preferred stocks	$270,242	$260,951	$254,807
Dividends on equity investments	2,741	1,862	1,063
Interest on mortgage loans	89,146	120,254	144,529
Rental income on real estate	7,399	1,081	1,114
Interest on policy loans	7,435	7,510	7,587
Other investment income	8,934	15,259	17,651

Gross investment income	385,897	406,917	426,751

Less investment expenses	25,337	19,557	20,338

Net investment income	$360,560	$387,360	$406,413

25

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000
Proceeds	$3,552,117	$2,167,545	$1,788,570

Gross realized gains	$29,733	$39,060	$62,925
Gross realized losses	(83,293)	(153,357)	(64,750)

Net realized gains (losses)	$(53,560)	$(114,297)	$(1,825)

Gross realized losses in 2002 and 2001 include $34,528 and $22,445, respectively, that relate to losses recognized on other than temporary declines in market values of debt securities.

At December 31, 2002, investments with an aggregate carrying amount of $3,018 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

	Realized
	Year Ended December 31
	2002	2001	2000
Debt securities	$(53,560)	$(114,297)	$(1,825)
Equity securities	(32,053)	532,439	4,371
Mortgage loans on real estate	—	(1,807)	(1,693)
Real estate	(4,603)	(243)	(20)
Other invested assets	562	19,234	2,796

	(89,654)	435,326	3,629
Federal income tax effect	20,811	(5,004)	(10,956)
Transfer from interest maintenance reserve	14,397	25,435	1,599

Net realized capital gains (losses) on investments	$(54,446)	$455,757	$(5,728)

26

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2002	2001	2000
Bonds	$(43,789)	$3,433	$(8,769)
Preferred stocks	591	43,639	(27,883)
Common stocks	447	(407,519)	93,229
Mortgage loans on real estate	2,442	12,621	(4,575)
Other invested assets	(35,864)	1,803	1,234

Change in net unrealized capital gains/losses	$(76,173)	$(346,023)	$53,236

Gross unrealized gains and gross unrealized losses on common stocks were as follows:

	December 31
	2002	2001
Unrealized gains	$8,442	$20,575
Unrealized losses	(3,602)	(16,182)

Net unrealized gains	$4,840	$4,393

During 2002, the Company issued mortgage loans with interest rates of 7.12%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 60%. At December 31, 2002, mortgage loans with a carrying value of $4,415 were non-income producing for the previous six months. Accrued interest of $232 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

27

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2002 and 2001, mortgage loans of $10,204 and $72, respectively, were foreclosed and transferred to real estate. At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the AVR of $20,635 and $31,609, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2002	2001		2002	2001
Middle Atlantic	25%	21%	Office	26%	28%
Pacific	24	27	Retail	25	18
South Atlantic	21	16	Apartment	19	15
E. North Central	15	16	Agricultural	14	11
E. South Central	6	5	Industrial	10	8
W. North Central	3	4	Hotel/Motel	3	2
Mountain	2	3	Other	3	2
New England	2	2	Residential	—	16
W. South Central	2	6

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps), options, forward contracts and futures contracts, and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of

28

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company also utilizes credit default swaps in replication transactions. At December 31, 2002, the Company had replicated assets with a fair value of $79,105 and credit default swaps with a fair value of $(895). At December 31, 2001, the Company did not have any outstanding replication transactions. During the years ended December 31, 2002, 2001, and 2000, the Company did not recognize any capital losses related to credit default swaps.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company’s exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. At December 31, 2002, the aggregate credit exposure for these instruments was $11,220.

At December 31, 2002 and 2001, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2002	2001
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$555,629	$483,604
Receive floating – pay floating	865,546	878,823
Receive floating – pay fixed	746,186	844,518

29

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized losses from futures contracts in the amount of $2,396, $6,683, and $9,917 for the years ended December 31, 2002, 2001, and 2000, respectively.

Open futures contracts at December 31, 2002 and 2001, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value

December 31, 2002

13	S&P 500 March 2003 Futures	$2,932	$2,856

December 31, 2001

60	S&P 500 March 2002 Futures	$17,246	$17,238

The Company’s use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company’s hedging strategy to be unsuccessful and result in losses.

30

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2002	2001	2000
Direct premiums	$1,047,258	$1,244,790	$1,664,780
Reinsurance assumed	236,488	194,493	362,664
Reinsurance ceded	(26,995)	(11,795)	(20,223)

Net premiums earned	$1,256,751	$1,427,488	$2,007,221

The reinsurance assumed reflected in the table above includes premiums assumed from related parties of $194,095, $154,395, and $284,702 for the years ended December 31, 2002, 2001, and 2000, respectively. The related aggregate reserves for policies and contracts are $2,755,699 and $2,795,218 at December 31, 2002 and 2001, respectively.

The Company received reinsurance recoveries in the amount of $9,753, $7,429, and $11,960 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,801 and $1,210, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $14,604 and $6,128, respectively.

Until January 1, 2001, the Company was a party to a reinsurance agreement with a nonaffiliated company in which the Company assumed a block of business. At that time, the ceding company exercised a provision in the reinsurance contract to recapture a portion of this block of business. The net cash payment received from the ceding company of $31,096 was recorded in the income statement as gains due to reinsurance transactions. The Company does not expect any ongoing cash payments or receipts from this recapture.

31

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31,	December 31,
	2002	2001
Deferred income tax assets:
Deferred intercompany loss	$14,016	$—
Guaranty funds	2,459	5,112
Nonadmitted assets	9,476	3,282
Tax basis deferred acquisition costs	36,307	37,701
Reserves	36,756	28,536
Unrealized capital losses	39,091	30,216
Other	2,487	2,008

Total deferred income tax assets	$140,592	$106,855

Total deferred income tax assets – nonadmitted	$77,810	$58,231

Deferred income tax liabilities:
Partnerships	$3,103	$1,455
Unrealized capital gains	7,066	19,501
Other	5,257	1,711

Total deferred income tax liabilities	$15,426	$22,667

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2002	2001
Change in net deferred income tax asset	$40,978	$(4,888)

Change in deferred income tax assets – nonadmitted	$19,579	$(13,317)

32

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2002	2001	2000
Income tax computed at the federal statutory rate (35%)	$31,790	$60,757	$36,193
Amortization of IMR	679	(859)	(2,483)
Deferred acquisition costs – tax basis	(1,204)	(1,157)	(795)
Depreciation	76	8	(124)
Dividends received deduction	(470)	(202)	(1,054)
Low income housing credits	(15,711)	(11,069)	(10,899)
Prior year under (over) accrual	2,548	4,093	(3,235)
Tax reserve valuation	1,146	(5,715)	(282)
All other adjustments	(5,716)	(5,074)	(5,457)

Federal income tax expense	$13,138	$40,782	$11,864

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements of income deferred in the PSA ($17,425 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $6,099.

33

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1997. An examination is underway for 1998 through 2000.

7. Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 6% and 11% of ordinary life insurance in force at December 31, 2002 and 2001, respectively.

34

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2002		2001
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$990,219	9%	$1,236,610	10%
Subject to discretionary withdrawal at book value less surrender charge	79,878	1	75,714	1
Subject to discretionary withdrawal at market value	5,855,318	52	6,350,051	53
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	995,228	8	1,056,486	9
Not subject to discretionary withdrawal provision	3,390,712	30	3,243,272	27

Total policy reserves on annuities and deposit fund liabilities	$11,311,355	100%	$11,962,133	100%

Included in the liability for deposit-type contracts at December 31, 2002 and 2001 are approximately $663,000 and $714,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2002, the contractual maturities were 2003 – $291,000; 2004 – $100,000; 2005 – $0; 2006 $263,000; 2007 – $0 and thereafter – $9,000.

35

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$4,121	$2,444	$1,677
Ordinary direct renewal business	17,741	5,147	12,594
Group life direct business	29,612	9,934	19,678
Reinsurance ceded	(275)	—	(275)

Total life and annuity	51,199	17,525	33,674

Accident and health:
Direct	5,529	—	5,529
Reinsurance assumed	3,685	—	3,685
Reinsurance ceded	(178)	—	(178)

Total accident and health	9,036	—	9,036

	$60,235	$17,525	$42,710

December 31, 2001
Life and annuity:
Ordinary direct first year business	$3,270	$2,268	$1,002
Ordinary direct renewal business	18,470	5,681	12,789
Group life direct business	29,844	9,913	19,931
Reinsurance ceded	(619)	—	(619)

Total life and annuity	50,965	17,862	33,103

Accident and health:
Direct	839	—	839
Reinsurance assumed	354	—	354
Reinsurance ceded	(74)	—	(74)

Total accident and health	1,119	—	1,119

	$52,084	$17,862	$34,222

36

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2002 and 2001, the Company had insurance in force aggregating $1,440,384 and $390,611, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $6,903 and $956 to cover these deficiencies at December 31, 2002 and 2001, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks (including mutual funds), mortgage loans, long-term bonds and cash.

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2002	$—	$170	$811,751	$811,921

Reserves for separate accounts as of December 31, 2002 with assets at:
Fair value	$424,557	$49,389	$5,877,171	$6,351,117
Amortized cost	—	—	—	—

	$424,557	$49,389	$5,877,171	$6,351,117

Reserves by withdrawal characteristics as of December 31, 2002:
With market value adjustment	$114,891	$49,389	$—	$164,280
At market value	—	—	5,866,270	5,866,270
Not subject to discretionary withdrawal	309,666	—	10,901	320,567

Total	$424,557	$49,389	$5,877,171	$6,351,117

37

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2001	$110,000	$225,152	$650,490	$985,642

Reserves for separate accounts as of December 31, 2001 with assets at:
Fair value	$503,245	$604,753	$5,815,073	$6,923,071
Amortized cost	—	—	—	—

	$503,245	$604,753	$5,815,073	$6,923,071

Reserves by withdrawal characteristics as of December 31, 2001:
With market value adjustment	$147,184	$53,624	$—	$200,808
At market value	—	551,129	5,815,073	6,366,202
Not subject to discretionary withdrawal	356,061	—	—	356,061

Total	$503,245	$604,753	$5,815,073	$6,923,071

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000
Transfers as reported in the summary of operations of the Company’s separate accounts annual statement:
Transfers to separate accounts	$822,284	$985,642	$1,117,396
Transfers from separate accounts	(460,169)	(405,394)	(513,348)

Net transfers to separate accounts	362,115	580,248	604,048
Reconciling adjustments	22	2,705	7,427

Net transfers to separate accounts, as reported herein	$362,137	$582,953	$611,475

38

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Securities Lending

The Company may lend portfolio securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the Company could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $253,309 and $137,311, respectively.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without prior regulatory approval, is $34,036.

The Company paid dividends to its stockholders of $ -0-, $440,000, and $120,000 in 2002, 2001, and 2000, respectively. Prior to payment, the Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa for the extraordinary dividend made in 2001.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

10. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the

39

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Related Party Transactions (continued)

Company paid $32,312, $29,092, and $34,205, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the 30-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $376, $907, and $2,016, respectively, to affiliates.

At December 31, 2002 and 2001, the Company had net short-term notes receivable from affiliates of $108,000 and $97,000, respectively. Interest on these notes accrue at the 30-day commercial paper rate at the time of issuance.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value. At December 31, 2002, cumulative unpaid dividends relating to the preferred shares were $46,716.

During 2001, the Company purchased an option from AEGON USA, Inc. (AEGON), an affiliate, for $679. This option allows the Company to purchase up to 2,500 shares of Class C common stock of AEGON at 99.75 percent of their fair market value determined on the date of exercise. The Class C common stock shares have the right, as a Class, to elect the majority of the Board of Directors of AEGON. There are currently no outstanding Class C shares of AEGON. At December 31, 2002 and 2001, the carrying value and fair value of this options is $679.

11. Commitments and Contingencies

During 2000, the Company incurred a loss of $30,469 related to the unsuccessful development of an agency and marketing organization. This item is included in other expenses in the statement of operations. The Company does not expect any future funding commitments for this event.

40

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Commitments and Contingencies (continued)

The Company has contingent commitments for additional funding of $65,059 as of December 31, 2002 for various joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $7,025 and $14,606 and an offsetting premium tax benefit of $1,688 and $2,312 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

12. Managing General Agents

For the years ended December 31, 2002 and 2001, the Company had $538,020 and $588,033 of direct premiums written by two managing general agents.

41

Statutory-Basis Financial

Statement Schedules

Peoples Benefit Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2002

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$236,377	$237,738	$236,377
States, municipalities and political subdivisions	109,690	113,869	109,690
Foreign governments	58,463	61,944	58,463
Public utilities	162,741	168,702	162,741
All other corporate bonds	4,151,367	4,236,599	4,151,367
Preferred stock	16,131	14,960	16,131

Total fixed maturities	4,734,769	4,833,812	4,734,769
Equity securities
Common stocks:
Public utilities	1,535	1,788	1,788
Banks, trust and insurance	9,674	10,321	10,321
Industrial, miscellaneous and all other	62,670	67,522	67,522

Total equity securities	73,879	79,631	79,631

Mortgage loans on real estate	1,011,791		1,011,791
Real estate	10,727		10,727
Policy loans	159,537		159,537
Other long-term investments	345,905		346,585
Cash and short-term investments	17,290		17,290

Total investments	$6,353,898		$6,360,330

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

43

Peoples Benefit Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2002
Individual life	$461,862	$—	$8,492	$70,289	$29,007	$69,526	$10,703
Individual health	12,993	4,067	5,668	23,670	1,411	9,745	7,742	$21,332
Group life and health	707,964	15,915	27,199	193,529	44,390	139,397	52,262	132,751
Annuity	2,766,068	—	—	969,263	285,752	858,413	404,264

	$3,948,887	$19,982	$41,359	$1,256,751	$360,560	$1,077,081	$474,971

Year ended December 31, 2001
Individual life	$458,079	$—	$7,698	$68,850	$39,237	$56,664	$8,428
Individual health	13,085	4,142	8,344	24,397	1,708	11,733	9,198	$24,500
Group life and health	724,499	12,833	31,007	180,495	47,794	111,159	51,877	113,182
Annuity	2,759,350	—	—	1,153,746	298,621	824,950	633,811

	$3,955,013	$16,975	$47,049	$1,427,488	$387,360	$1,004,506	$703,314

Year ended December 31, 2000
Individual life	$419,535	$—	$9,117	$78,226	$30,321	$212,992	$9,906
Individual health	13,834	4,566	8,689	27,129	1,947	14,806	10,845	$23,394
Group life and health	765,876	14,844	36,675	197,922	58,068	136,277	57,341	113,389
Annuity	2,887,550	—	—	1,703,944	316,077	1,222,814	686,744

	$4,086,795	$19,410	$54,481	$2,007,221	$406,413	$1,586,889	$764,836

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

44

Peoples Benefit Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2002
Life insurance in force	$5,780,232	$1,917,658	$3,052,776	$6,915,350	44%

Premiums:
Individual life	$64,218	$4,639	$10,710	$70,289	15%
Individual health	21,332	534	2,872	23,670	12%
Group life and health	132,751	21,822	82,600	193,529	43%
Annuity	828,957	—	140,306	969,263	14%

	$1,047,258	$26,995	$236,488	$1,256,751	19%

Year ended December 31, 2001
Life insurance in force	$3,776,765	$422,249	$4,051,062	$7,405,578	55%

Premiums:
Individual life	$58,423	$1,188	$11,615	$68,850	17%
Individual health	21,809	510	3,098	24,397	13%
Group life and health	113,182	10,097	77,410	180,495	43%
Annuity	1,051,376	—	102,370	1,153,746	9%

	$1,244,790	$11,795	$194,493	$1,427,488	14%

Year ended December 31, 2000
Life insurance in force	$3,472,882	$181,294	$5,868,273	$9,159,86	64%

Premiums:
Individual life	$65,083	$485	$13,628	$78,226	17%
Individual health	23,394	623	4,358	27,129	16%
Group life and health	113,389	19,115	103,648	197,922	52%
Annuity	1,462,914	—	241,030	1,703,944	14%

	$1,664,780	$20,223	$362,664	$2,007,221	18.1%

45

FINANCIAL STATEMENTS

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Year Ended December 31, 2002

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Financial Statements

Year Ended December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of the Advisor’s Edge Variable Annuity,

Peoples Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the DFA—VA Small Value, DFA—VA Large Value, DFA—VA International Value, DFA—VA International Small, DFA—VA Global Bond, Federated American Leaders Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated High Income Bond Fund II, Federated Fund for U.S. Government Securities II, Wanger U.S. Smaller Companies, Wanger International Small Cap, Montgomery Variable Series: Growth, Montgomery Variable Series: Emerging Markets, Strong International Stock Fund II, Strong Multi Cap Value Fund II, Stein Roe Small Company Growth, Credit Suisse—International Focus, Credit Suisse—Small Cap Growth, Aggressive Asset Allocation, Alger Aggressive Growth, American Century International, Clarion Real Estate Securities, Conservative Asset Allocation, Dreyfus Small Cap Value, Gabelli Global Growth, GE U.S. Equity, Great Companies—AmericaSM, Great Companies—Global2, Great Companies—TechnologySM, J.P. Morgan Enhanced Index, Janus Global, Janus Growth, LKCM Strategic Total Return, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, PBHG Mid Cap Growth, PIMCO Total Return, Salomon All Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Emerging Growth, Alliance Growth, Alliance Technology, Alliance Premier Growth, Dreyfus—Core Bond, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus VIF—Appreciation, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Vanguard—Equity Index, Vanguard—Mid-Cap Index, Vanguard—REIT Index, Vanguard—Short-Term Corporate, and Vanguard—Total Bond Market Index subaccounts), which are available for investment by contract owners of the Advisor’s Edge Variable Annuity, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor’s Edge Variable Annuity at December 31, 2002, and the results of their operations for the year then ended and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/  ERNST & YOUNG LLP

Des Moines, Iowa

January 31, 2003

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	DFA—VA Small Value Subaccount	DFA—VA Large Value Subaccount	DFA—VA International Value Subaccount	DFA—VA International Small Subaccount
Assets
Investment in securities:
Number of shares	2,389,240.502	2,766,918.511	2,241,107.192	1,723,176.634

Cost	$25,600,770	$33,559,231	$20,558,203	$11,132,088

Investments in mutual funds, at net asset value	$22,626,108	$27,669,185	$18,533,956	$10,632,000
Receivable for units sold	—	1	—	—

Total assets	22,626,108	27,669,186	18,533,956	10,632,000

Liabilities
Payable for units redeemed	27	—	3	1

	$22,626,081	$27,669,186	$18,533,953	$10,631,999

Net Assets:
Deferred annuity contracts terminable by owners	22,626,081	27,669,186	18,533,953	10,631,999

Total net assets	$22,626,081	$27,669,186	$18,533,953	$10,631,999

Accumulation units outstanding:
M&E—0.60%	7,112,893	9,760,461	6,090,296	3,423,422

M&E—0.65%	824,098	1,093,214	1,175,766	884,737

M&E—0.75%	492,826	1,456,894	849,763	298,749

Accumulation unit value:
M&E—0.60%	$0.928411	$0.745087	$0.822536	$0.899077

M&E—0.65%	$18.888406	$17.666966	$10.909569	$8.235323

M&E—0.75%	$0.926281	$0.743371	$0.820653	$0.897011

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	DFA—VA Short-Term Fixed Subaccount	DFA—VA Global Bond Subaccount	Federated American Leaders Fund II Subaccount	Federated Utility Fund II Subaccount
Assets
Investment in securities:
Number of shares	2,228,676.560	1,888,367.462	390,795.429	87,347.183

Cost	$22,914,445	$19,654,085	$6,662,128	$820,136

Investments in mutual funds, at net asset value	$22,732,501	$20,281,067	$5,943,998	$656,851
Receivable for units sold	2	1	40	1

Total assets	22,732,503	20,281,068	5,944,038	656,852

Liabilities
Payable for units redeemed	—	—	—	—

	$22,732,503	$20,281,068	$5,944,038	$656,852

Net Assets:
Deferred annuity contracts terminable by owners	22,732,503	20,281,068	5,944,038	656,852

Total net assets	$22,732,503	$20,281,068	$5,944,038	$656,852

Accumulation units outstanding:
M&E—0.60%	5,860,311	5,193,758	1,516,138	64,907

M&E—0.65%	1,121,757	763,636	237,205	54,971

M&E—0.75%	1,027,233	825,655	341,691	49,389

Accumulation unit value:
M&E—0.60%	$1.057507	$1.125096	$0.757115	$0.689090

M&E—0.65%	$13.774256	$17.692691	$19.131323	$10.517737

M&E—0.75%	$1.055085	$1.122526	$0.755377	$0.687511

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Federated Prime Money Fund II Subaccount	Federated High Income Bond Fund II Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount
Assets
Investment in securities:
Number of shares	20,919,462.990	1,323,762.213	951,818.602	247,592.202

Cost	$20,919,463	$9,179,343	$10,766,881	$5,220,267

Investments in mutual funds, at net asset value	$20,919,463	$9,372,236	$11,402,787	$4,582,932
Receivable for units sold	—	48	—	18

Total assets	20,919,463	9,372,284	11,402,787	4,582,950

Liabilities
Payable for units redeemed	4	—	22	—

	$20,919,459	$9,372,284	$11,402,765	$4,582,950

Net Assets:
Deferred annuity contracts terminable by owners	20,919,459	9,372,284	11,402,765	4,582,950

Total net assets	$20,919,459	$9,372,284	$11,402,765	$4,582,950

Accumulation units outstanding:
M&E—0.60%	8,205,653	1,585,753	1,898,903	1,270,439

M&E—0.65%	785,053	359,156	559,823	159,837

M&E—0.75%	1,950,712	3,296,306	368,504	333,159

Accumulation unit value:
M&E—0.60%	$1.019633	$0.999421	$1.119678	$0.838222

M&E—0.65%	$13.461819	$12.530948	$15.835261	$20.266981

M&E—0.75%	$1.017300	$0.997141	$1.117121	$0.836308

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Wanger International Small Cap Subaccount	Montgomery Variable Series: Growth Subaccount	Montgomery Variable Series: Emerging Markets Subaccount	Strong International Stock Fund II Subaccount
Assets
Investment in securities:
Number of shares	170,761.533	—	309,446.940	50,226.269

Cost	$2,615,961	$—	$2,247,873	$336,266

Investments in mutual funds, at net asset value	$2,266,006	$—	$2,014,500	$266,701
Receivable for units sold	—	—	26	—

Total assets	2,266,006	—	2,014,526	266,701

Liabilities
Payable for units redeemed	16	—	—	1

	$2,265,990	$—	$2,014,526	$266,700

Net Assets:
Deferred annuity contracts terminable by owners	2,265,990	—	2,014,526	266,700

Total net assets	$2,265,990	$—	$2,014,526	$266,700

Accumulation units outstanding:
M&E—0.60%	397,408	—	421,990	141,045

M&E—0.65%	107,626	—	234,100	33,882

M&E—0.75%	128,225	—	203,957	6,451

Accumulation unit value:
M&E—0.60%	$0.730466	$—	$0.871935	$0.658754

M&E—0.65%	$17.488836	$—	$6.275731	$5.004031

M&E—0.75%	$0.728778	$—	$0.869930	$0.657247

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Strong Multi Cap Value Fund II Subaccount	Stein Roe Small Company Growth Subaccount	Credit Suisse—International Focus Subaccount	Credit Suisse— Small Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	220,287.941	120,959.972	222,754.058	222,756.715

Cost	$2,000,074	$948,228	$1,525,746	$2,065,038

Investments in mutual funds, at net asset value	$1,605,899	$833,414	$1,487,997	$2,069,410
Receivable for units sold	10	—	—	1

Total assets	1,605,909	833,414	1,487,997	2,069,411

Liabilities
Payable for units redeemed	—	—	4	—

	$1,605,909	$833,414	$1,487,993	$2,069,411

Net Assets:
Deferred annuity contracts terminable by owners	1,605,909	833,414	1,487,993	2,069,411

Total net assets	$1,605,909	$833,414	$1,487,993	$2,069,411

Accumulation units outstanding:
M&E—0.60%	867,367	481,351	300,531	493,136

M&E—0.65%	101,343	48,959	178,990	131,281

M&E—0.75%	154,647	70,407	31,894	700,135

Accumulation unit value:
M&E—0.60%	$0.744122	$0.726243	$0.744516	$0.683349

M&E—0.65%	$8.344672	$8.840359	$6.930851	$9.560321

M&E—0.75%	$0.742411	$0.724594	$0.742805	$0.681778

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Aggressive Asset Allocation Subaccount	Alger Aggressive Growth Subaccount	American Century International Subaccount	Clarion Real Estate Securities Subaccount
Assets
Investment in securities:
Number of shares	6,610.498	243,750.030	346,815.234	350,339.402

Cost	$53,932	$2,766,324	$2,074,607	$4,028,582

Investments in mutual funds, at net asset value	$54,008	$2,613,000	$2,084,360	$3,997,373
Receivable for units sold	—	20	—	—

Total assets	54,008	2,613,020	2,084,360	3,997,373

Liabilities
Payable for units redeemed	—	—	3	38

	$54,008	$2,613,020	$2,084,357	$3,997,335

Net Assets:
Deferred annuity contracts terminable by owners	54,008	2,613,020	2,084,357	3,997,335

Total net assets	$54,008	$2,613,020	$2,084,357	$3,997,335

Accumulation units outstanding:
M&E—0.60%	66,502	415,397	121,922	722,298

M&E—0.65%	100	283,481	19,305	172,881

M&E—0.75%	100	1,292,493	2,481,763	894,511

Accumulation unit value:
M&E—0.60%	$0.809685	$0.614397	$0.795398	$1.066575

M&E—0.65%	$0.809412	$5.522494	$0.795130	$13.159743

M&E—0.75%	$0.808878	$0.612984	$0.794609	$1.064136

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Conservative Asset Allocation Subaccount	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	GE U.S. Equity Subaccount
Assets
Investment in securities:
Number of shares	18,155.507	234,079.063	16,005.946	31,671.412

Cost	$162,635	$2,799,829	$118,722	$347,702

Investments in mutual funds, at net asset value	$165,034	$1,786,023	$109,000	$341,735
Receivable for units sold	—	—	—	1

Total assets	165,034	1,786,023	109,000	341,736

Liabilities
Payable for units redeemed	—	13	—	—

	$165,034	$1,786,010	$109,000	$341,736

Net Assets:
Deferred annuity contracts terminable by owners	165,034	1,786,010	109,000	341,736

Total net assets	$165,034	$1,786,010	$109,000	$341,736

Accumulation units outstanding:
M&E—0.60%	20,998	290,558	82,305	288,515

M&E—0.65%	161,969	155,233	5,764	139,381

M&E—0.75%	100	125,527	48,948	22,153

Accumulation unit value:
M&E—0.60%	$0.901767	$0.619111	$0.796199	$0.759597

M&E—0.65%	$0.901459	$9.847041	$0.795586	$0.759021

M&E—0.75%	$0.900865	$0.617693	$0.794381	$0.757852

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Great Companies— AmericaSM Subaccount	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount	J.P. Morgan Enhanced Index Subaccount
Assets
Investment in securities:
Number of shares	3,724.493	50.617	575.531	548,793.961

Cost	$30,395	$299	$1,607	$7,082,764

Investments in mutual funds, at net asset value	$29,349	$282	$1,514	$5,455,012
Receivable for units sold	—	—	—	53

Total assets	29,349	282	1,514	5,455,065

Liabilities
Payable for units redeemed	—	—	1	—

	$29,349	$282	$1,513	$5,455,065

Net Assets:
Deferred annuity contracts terminable by owners	29,349	282	1,513	5,455,065

Total net assets	$29,349	$282	$1,513	$5,455,065

Accumulation units outstanding:
M&E—0.60%	23,954	100	100	826,647

M&E—0.65%	6,467	100	100	497,933

M&E—0.75%	100	100	1,441	629,623

Accumulation unit value:
M&E—0.60%	$0.961628	$0.940117	$0.923277	$0.707630

M&E—0.65%	$0.961391	$0.939879	$0.923049	$8.887911

M&E—0.75%	$0.960915	$0.939416	$0.922583	$0.706010

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Janus Global Subaccount	Janus Growth Subaccount	LKCM Strategic Total Return Subaccount	Moderate Asset Allocation Subaccount
Assets
Investment in securities:
Number of shares	63,321.499	241,979.990	87,216.715	2,063.271

Cost	$1,593,378	$6,076,743	$1,214,927	$18,417

Investments in mutual funds, at net asset value	$833,311	$5,536,502	$1,090,209	$18,177
Receivable for units sold	2	53	4	—

Total assets	833,313	5,536,555	1,090,213	18,177

Liabilities
Payable for units redeemed	—	—	—	—

	$833,313	$5,536,555	$1,090,213	$18,177

Net Assets:
Deferred annuity contracts terminable by owners	833,313	5,536,555	1,090,213	18,177

Total net assets	$833,313	$5,536,555	$1,090,213	$18,177

Accumulation units outstanding:
M&E—0.60%	—	810,504	126,658	20,619

M&E—0.65%	115,587	1,018,737	100,600	100

M&E—0.75%	—	263,123	109,342	100

Accumulation unit value:
M&E—0.60%	$—	$0.612027	$0.892055	$0.873114

M&E—0.65%	$7.209391	$4.790083	$8.746631	$0.872824

M&E—0.75%	$—	$0.610625	$0.890011	$0.872237

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Moderately Aggressive Asset Allocation Subaccount	PBHG Mid Cap Growth Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Assets
Investment in securities:
Number of shares	4,437.808	34,492.674	196,839.379	19,537.426

Cost	$37,233	$277,489	$2,022,479	$230,124

Investments in mutual funds, at net asset value	$37,810	$238,344	$2,090,434	$189,513
Receivable for units sold	—	2	—	1

Total assets	37,810	238,346	2,090,434	189,514

Liabilities
Payable for units redeemed	—	—	6	—

	$37,810	$238,346	$2,090,428	$189,514

Net Assets:
Deferred annuity contracts terminable by owners	37,810	238,346	2,090,428	189,514

Total net assets	$37,810	$238,346	$2,090,428	$189,514

Accumulation units outstanding:
M&E—0.60%	43,966	217,107	1,477,661	78,818

M&E—0.65%	100	5,812	313,392	6,517

M&E—0.75%	714	155,157	185,509	174,848

Accumulation unit value:
M&E—0.60%	$0.844371	$0.631022	$1.057764	$0.729526

M&E—0.65%	$0.844094	$0.630541	$1.057412	$0.728967

M&E—0.75%	$0.843530	$0.629561	$1.056705	$0.727849

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount
Assets
Investment in securities:
Number of shares	17,027.881	31,171.600	3,846.929	564,494.826

Cost	$267,627	$329,211	$41,014	$4,785,429

Investments in mutual funds, at net asset value	$233,963	$298,624	$41,008	$4,284,516
Receivable for units sold	2	1	—	—

Total assets	233,965	298,625	41,008	4,284,516

Liabilities
Payable for units redeemed	—	—	—	32

	$233,965	$298,625	$41,008	$4,284,484

Net Assets:
Deferred annuity contracts terminable by owners	233,965	298,625	41,008	4,284,484

Total net assets	$233,965	$298,625	$41,008	$4,284,484

Accumulation units outstanding:
M&E—0.60%	200,435	184,834	45,816	837,581

M&E—0.65%	22,301	45,054	100	460,526

M&E—0.75%	93,160	77,058	100	491,308

Accumulation unit value:
M&E—0.60%	$0.741180	$0.973560	$0.891176	$0.761184

M&E—0.65%	$0.740611	$0.972812	$0.890865	$7.108845

M&E—0.75%	$0.739478	$0.971334	$0.890282	$0.759446

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Van Kampen Emerging Growth Subaccount	Alliance Growth Subaccount	Alliance Technology Subaccount	Alliance Premier Growth Subaccount
Assets
Investment in securities:
Number of shares	14,427.812	11,527.371	3,033.820	7,252.643

Cost	$243,971	$147,764	$46,957	$147,510

Investments in mutual funds, at net asset value	$187,562	$134,870	$30,278	$125,398
Receivable for units sold	2	1	—	2

Total assets	187,564	134,871	30,278	125,400

Liabilities
Payable for units redeemed	—	—	—	—

	$187,564	$134,871	$30,278	$125,400

Net Assets:
Deferred annuity contracts terminable by owners	187,564	134,871	30,278	125,400

Total net assets	$187,564	$134,871	$30,278	$125,400

Accumulation units outstanding:
M&E—0.60%	167,372	95,318	32,675	118,509

M&E—0.65%	41,548	1,000	15,130	55,749

M&E—0.75%	114,090	109,977	9,211	20,538

Accumulation unit value:
M&E—0.60%	$0.581206	$0.654588	$0.531353	$0.644051

M&E—0.65%	$0.580759	$0.654081	$0.530940	$0.643545

M&E—0.75%	$0.579869	$0.653074	$0.530128	$0.642556

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Dreyfus—Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. —Service Class Subaccount	Dreyfus VIF— Appreciation Subaccount	Seligman Global Technology Subaccount
Assets
Investment in securities:
Number of shares	45,751.967	4,242.482	15,841.726	4,239.732

Cost	$579,135	$100,482	$511,363	$44,449

Investments in mutual funds, at net asset value	$588,828	$79,928	$454,816	$37,394
Receivable for units sold	—	1	3	1

Total assets	588,828	79,929	454,819	37,395

Liabilities
Payable for units redeemed	1	—	—	—

	$588,827	$79,929	$454,819	$37,395

Net Assets:
Deferred annuity contracts terminable by owners	588,827	79,929	454,819	37,395

Total net assets	$588,827	$79,929	$454,819	$37,395

Accumulation units outstanding:
M&E—0.60%	242,215	22,113	379,826	20,939

M&E—0.65%	100,545	65,568	66,399	31,702

M&E—0.75%	206,501	37,422	128,122	8,102

Accumulation unit value:
M&E—0.60%	$1.073106	$0.639609	$0.792363	$0.616062

M&E—0.65%	$1.072285	$0.639111	$0.791759	$0.615584

M&E—0.75%	$1.070656	$0.638142	$0.790550	$0.614643

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Vanguard—Equity Index Subaccount	Vanguard—Mid- Cap Index Subaccount
Assets
Investment in securities:
Number of shares	3,284.489	7,496.414	159,562.524	35,703.171

Cost	$35,516	$75,788	$3,405,498	$384,027

Investments in mutual funds, at net asset value	$26,243	$61,845	$3,459,316	$378,454
Receivable for units sold	—	1	24	3

Total assets	26,243	61,846	3,459,340	378,457

Liabilities
Payable for units redeemed	1	—	—	—

	$26,242	$61,846	$3,459,340	$378,457

Net Assets:
Deferred annuity contracts terminable by owners	26,242	61,846	3,459,340	378,457

Total net assets	$26,242	$61,846	$3,459,340	$378,457

Accumulation units outstanding:
M&E—0.60%	24,926	43,840	3,734,097	409,519

M&E—0.65%	8,765	31,700	332,603	26,738

M&E—0.75%	8,107	21,618	169,375	38,402

Accumulation unit value:
M&E—0.60%	$0.628235	$0.637034	$0.816692	$0.797400

M&E—0.65%	$0.627748	$0.636538	$0.816421	$0.797137

M&E—0.75%	$0.626793	$0.635567	$0.815872	$0.796604

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Vanguard—REIT Index Subaccount	Vanguard—Short- Term Corporate Subaccount	Vanguard—Total Bond Market Index Subaccount
Assets
Investment in securities:
Number of shares	133,597.537	160,603.890	80,922.779

Cost	$1,627,403	$1,688,568	$923,103

Investments in mutual funds, at net asset value	$1,715,392	$1,720,068	$950,033
Receivable for units sold	—	—	—

Total assets	1,715,392	1,720,068	950,033

Liabilities
Payable for units redeemed	7	2	3

	$1,715,385	$1,720,066	$950,030

Net Assets:
Deferred annuity contracts terminable by owners	1,715,385	1,720,066	950,030

Total net assets	$1,715,385	$1,720,066	$950,030

Accumulation units outstanding:
M&E—0.60%	1,619,996	1,239,776	753,412

M&E—0.65%	132,235	72,773	141,059

M&E—0.75%	70,731	332,533	100

Accumulation unit value:
M&E—0.60%	$0.941047	$1.045805	$1.062052

M&E—0.65%	$0.940727	$1.045470	$1.061698

M&E—0.75%	$0.940103	$1.044769	$1.060998

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	D FA— VA Small Value Subaccount	DFA— VA Large Value Subaccount	DFA—VA International Value Subaccount	DFA—VA International Small Subaccount
Net investment income (loss)
Income:
Dividends	$65,947	$339,467	$396,487	$185,728
Expenses
Administrative, mortality and expense risk charge	136,884	182,615	114,759	61,180

Net investment income (loss)	(70,937)	156,852	281,728	124,548

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,628,892	—	—	—
Proceeds from sales	4,425,375	5,614,019	3,960,874	2,318,809
Cost of investments sold	5,037,416	8,618,701	4,643,701	2,921,540

Net realized capital gains (losses) on investments	1,016,851	(3,004,682)	(682,827)	(602,731)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	602,448	(1,841,980)	(727,030)	(1,183,667)
End of period	(2,974,662)	(5,890,046)	(2,024,247)	(500,088)

Net change in unrealized appreciation/depreciation of investments	(3,577,110)	(4,048,066)	(1,297,217)	683,579

Net realized and unrealized capital gains (losses) on investments	(2,560,259)	(7,052,748)	(1,980,044)	80,848

Increase (decrease) in net assets from operations	$(2,631,196)	$(6,895,896)	$(1,698,316)	$205,396

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	DFA—VA Short- Term Fixed Subaccount	DFA—VA Global Bond Subaccount	Federated American Leaders Fund II Subaccount	Federated Utility Fund II Subaccount
Net investment income (loss)
Income:
Dividends	$476,864	$543,612	$85,513	$53,945
Expenses
Administrative, mortality and expense risk charge	130,375	117,315	48,517	6,067

Net investment income (loss)	346,489	426,297	36,996	47,878

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	285,039	224,495	—	—
Proceeds from sales	4,316,918	4,426,417	9,124,742	719,782
Cost of investments sold	4,286,296	4,340,961	10,426,338	1,194,039

Net realized capital gains (losses) on investments	315,661	309,951	(1,301,596)	(474,257)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(140,520)	(294,610)	(94,689)	(295,366)
End of period	(181,944)	626,982	(718,130)	(163,285)

Net change in unrealized appreciation/depreciation of investments	(41,424)	921,592	(623,441)	132,081

Net realized and unrealized capital gains (losses) on investments	274,237	1,231,543	(1,925,037)	(342,176)

Increase (decrease) in net assets from operations	$620,726	$1,657,840	$(1,888,041)	$(294,298)

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Federated Prime Money Fund II Subaccount	Federated High Income Bond Fund II Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount
Net investment income (loss)
Income:
Dividends	$389,106	$727,963	$430,089	$—
Expenses
Administrative, mortality and expense risk charge	184,540	49,800	73,062	31,492

Net investment income (loss)	204,566	678,163	357,027	(31,492)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	176,102,128	12,849,251	4,631,091	2,590,910
Cost of investments sold	176,102,128	13,870,520	4,261,696	2,454,598

Net realized capital gains (losses) on investments	—	(1,021,269)	369,395	136,312

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(344,427)	450,975	406,244
End of period	—	192,893	635,906	(637,335)

Net change in unrealized appreciation/depreciation of investments	—	537,320	184,931	(1,043,579)

Net realized and unrealized capital gains (losses) on investments	—	(483,949)	554,326	(907,267)

Increase (decrease) in net assets from operations	$204,566	$194,214	$911,353	$(938,759)

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Wanger International Small Cap Subaccount	Montgomery Variable Series: Growth Subaccount	Montgomery Variable Series: Emerging Markets Subaccount	Strong International Stock Fund II Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$3,397	$53,108
Expenses
Administrative, mortality and expense risk charge	17,111	5,203	14,808	3,612

Net investment income (loss)	(17,111)	(5,203)	(11,411)	49,496

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	5,643,326	1,173,066	7,813,600	26,096,540
Cost of investments sold	5,594,404	1,722,046	7,475,259	26,100,104

Net realized capital gains (losses) on investments	48,922	(548,980)	338,341	(3,564)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	33,822	(258,244)	227,959	9,575
End of period	(349,955)	—	(233,373)	(69,565)

Net change in unrealized appreciation/depreciation of investments	(383,777)	258,244	(461,332)	(79,140)

Net realized and unrealized capital gains (losses) on investments	(334,855)	(290,736)	(122,991)	(82,704)

Increase (decrease) in net assets from operations	$(351,966)	$(295,939)	$(134,402)	$(33,208)

See accompanying notes

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Strong Multi Cap Value Fund II Subaccount	Stein Roe Small Company Growth Subaccount	Credit Suisse— International Focus Subaccount	Credit Suisse— Small Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$8,594	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	9,578	5,224	12,921	15,939

Net investment income (loss)	(984)	(5,224)	(12,921)	(15,939)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	98,462	—	—	—
Proceeds from sales	4,187,166	367,445	30,672,357	4,912,949
Cost of investments sold	4,188,470	442,014	30,752,705	6,031,163

Net realized capital gains (losses) on investments	97,158	(74,569)	(80,348)	(1,118,214)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	141,330	32,386	17,757	(96,368)
End of period	(394,175)	(114,814)	(37,749)	4,372

Net change in unrealized appreciation/depreciation of investments	(535,505)	(147,200)	(55,506)	100,740

Net realized and unrealized capital gains (losses) on investments	(438,347)	(221,769)	(135,854)	(1,017,474)

Increase (decrease) in net assets from operations	$(439,331)	$(226,993)	$(148,775)	$(1,033,413)

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Aggressive Asset Allocation Subaccount(1)	Alger Aggressive Growth Subaccount	American Century International Subaccount(1)	Clarion Real Estate Securities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$148	$58,832
Expenses
Administrative, mortality and expense risk charge	1	13,755	2,799	23,833

Net investment income (loss)	(1)	(13,755)	(2,651)	34,999

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	3,880
Proceeds from sales	2	4,082,746	1,096,005	5,671,589
Cost of investments sold	2	5,094,474	1,070,085	5,472,314

Net realized capital gains (losses) on investments	—	(1,011,728)	25,920	203,155

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(230,068)	—	158,072
End of period	76	(153,324)	9,753	(31,209)

Net change in unrealized appreciation/depreciation of investments	76	76,744	9,753	(189,281)

Net realized and unrealized capital gains (losses) on investments	76	(934,984)	35,673	13,874

Increase (decrease) in net assets from operations	$75	$(948,739)	$33,022	$48,873

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Conservative Asset Allocation Subaccount(1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	GE U.S. Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$579,463	$279	$2,481
Expenses
Administrative, mortality and expense risk charge	159	31,660	473	3,694

Net investment income (loss)	(159)	547,803	(194)	(1,213)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	160	34,631,948	21,147	1,127,140
Cost of investments sold	176	35,836,155	21,542	1,299,658

Net realized capital gains (losses) on investments	(16)	(1,204,207)	(395)	(172,518)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	1,351,482	871	7,591
End of period	2,399	(1,013,806)	(9,722)	(5,967)

Net change in unrealized appreciation/depreciation of investments	2,399	(2,365,288)	(10,593)	(13,558)

Net realized and unrealized capital gains (losses) on investments	2,383	(3,569,495)	(10,988)	(186,076)

Increase (decrease) in net assets from operations	$2,224	$(3,021,692)	$(11,182)	$(187,289)

See accompanying notes

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Great Companies— AmericaSM Subaccount(1)	Great Companies— Global[2] Subaccount(1)	Great Companies— TechnologySM Subaccount(1)	J.P. Morgan Enhanced Index Subaccount
Net investment income (loss)
Income:
Dividends	$1	$—	$—	$28,634
Expenses
Administrative, mortality and expense risk charge	36	—	2	45,619

Net investment income (loss)	(35)	—	(2)	(16,985)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	12,813	1	2	4,675,576
Cost of investments sold	14,633	1	2	6,588,300

Net realized capital gains (losses) on investments	(1,820)	—	—	(1,912,724)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	(1,397,449)
End of period	(1,046)	(17)	(93)	(1,627,752)

Net change in unrealized appreciation/depreciation of investments	(1,046)	(17)	(93)	(230,303)

Net realized and unrealized capital gains (losses) on investments	(2,866)	(17)	(93)	(2,143,027)

Increase (decrease) in net assets from operations	$(2,901)	$(17)	$(95)	$(2,160,012)

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Janus Global Subaccount	Janus Growth Subaccount	LKCM Strategic Total Return Subaccount	Moderate Asset Allocation Subaccount(1)
Net investment income (loss)
Income:
Dividends	$27,933	$—	$39,335	$—
Expenses
Administrative, mortality and expense risk charge	7,445	35,039	8,872	5

Net investment income (loss)	20,488	(35,039)	30,463	(5)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	466,904	4,453,296	755,117	5
Cost of investments sold	1,022,922	5,815,829	924,175	6

Net realized capital gains (losses) on investments	(556,018)	(1,362,533)	(169,058)	(1)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(933,752)	93,775	(68,721)	—
End of period	(760,067)	(540,241)	(124,718)	(240)

Net change in unrealized appreciation/depreciation of investments	173,685	(634,016)	(55,997)	(240)

Net realized and unrealized capital gains (losses) on investments	(382,333)	(1,996,549)	(225,055)	(241)

Increase (decrease) in net assets from operations	$(361,845)	$(2,031,588)	$(194,592)	$(246)

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Moderately Aggressive Asset Allocation Subaccount(1)	PBHG Mid Cap Growth Subaccount	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$1,738
Expenses
Administrative, mortality and expense risk charge	60	975	3,663	1,146

Net investment income (loss)	(60)	(975)	(3,663)	592

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	302
Proceeds from sales	23,341	44,352	91,396	103,119
Cost of investments sold	24,915	47,743	89,994	121,812

Net realized capital gains (losses) on investments	(1,574)	(3,391)	1,402	(18,391)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	863	—	3,972
End of period	577	(39,145)	67,955	(40,611)

Net change in unrealized appreciation/depreciation of investments	577	(40,008)	67,955	(44,583)

Net realized and unrealized capital gains (losses) on investments	(997)	(43,399)	69,357	(62,974)

Increase (decrease) in net assets from operations	$(1,057)	$(44,374)	$65,694	$(62,382)

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount(1)	Van Kampen Active International Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$180	$9,238
Expenses
Administrative, mortality and expense risk charge	1,629	1,320	41	33,446

Net investment income (loss)	(1,629)	(1,320)	139	(24,208)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	162	—
Proceeds from sales	250,979	108,194	136	37,163,715
Cost of investments sold	291,130	128,288	171	37,187,617

Net realized capital gains (losses) on investments	(40,151)	(20,094)	127	(23,902)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(639)	433	—	137,912
End of period	(33,664)	(30,587)	(6)	(500,913)

Net change in unrealized appreciation/depreciation of investments	(33,025)	(31,020)	(6)	(638,825)

Net realized and unrealized capital gains (losses) on investments	(73,176)	(51,114)	121	(662,727)

Increase (decrease) in net assets from operations	$(74,805)	$(52,434)	$260	$(686,935)

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Van Kampen Emerging Growth Subaccount	Alliance Growth Subaccount	Alliance Technology Subaccount	Alliance Premier Growth Subaccount
Net investment income (loss)
Income:
Dividends	$190	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	1,107	378	175	597

Net investment income (loss)	(917)	(378)	(175)	(597)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	34,098	20,324	175	51,561
Cost of investments sold	48,478	26,916	211	57,678

Net realized capital gains (losses) on investments	(14,380)	(6,592)	(36)	(6,117)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(443)	(45)	541	2,824
End of period	(56,409)	(12,894)	(16,679)	(22,112)

Net change in unrealized appreciation/depreciation of investments	(55,966)	(12,849)	(17,220)	(24,936)

Net realized and unrealized capital gains (losses) on investments	(70,346)	(19,441)	(17,256)	(31,053)

Increase (decrease) in net assets from operations	$(71,263)	$(19,819)	$(17,431)	$(31,650)

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Dreyfus—Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc.—Service Class Subaccount	Dreyfus VIF— Appreciation Subaccount	Seligman Global Technology Subaccount
Net investment income (loss)
Income:
Dividends	$28,918	$13	$4,692	$—
Expenses
Administrative, mortality and expense risk charge	3,739	487	2,369	320

Net investment income (loss)	25,179	(474)	2,323	(320)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	515,172	32,636	151,238	2,746,611
Cost of investments sold	521,768	46,577	177,167	2,755,506

Net realized capital gains (losses) on investments	(6,596)	(13,941)	(25,929)	(8,895)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(5,461)	(193)	(458)	274
End of period	9,693	(20,554)	(56,547)	(7,055)

Net change in unrealized appreciation/depreciation of investments	15,154	(20,361)	(56,089)	(7,329)

Net realized and unrealized capital gains (losses) on investments	8,558	(34,302)	(82,018)	(16,224)

Increase (decrease) in net assets from operations	$33,737	$(34,776)	$(79,695)	$(16,544)

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Vanguard—Equity Index Subaccount(1)	Vanguard—Mid- Cap Index Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	197	338	5,867	657

Net investment income (loss)	(197)	(338)	(5,867)	(657)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	23,150	18,545	150,927	13,358
Cost of investments sold	32,880	39,634	174,142	15,780

Net realized capital gains (losses) on investments	(9,730)	(21,089)	(23,215)	(2,422)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,149)	(14,376)	—	—
End of period	(9,273)	(13,943)	53,818	(5,573)

Net change in unrealized appreciation/depreciation of investments	(5,124)	433	53,818	(5,573)

Net realized and unrealized capital gains (losses) on investments	(14,854)	(20,656)	30,603	(7,995)

Increase (decrease) in net assets from operations	$(15,051)	$(20,994)	$24,736	$(8,652)

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Vanguard— REIT Index Subaccount(1)	Vanguard— Short-Term Corporate Subaccount(1)	Vanguard— Total Bond Market Index Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	2,690	2,807	1,647

Net investment income (loss)	(2,690)	(2,807)	(1,647)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	47,116	8,515	38,687
Cost of investments sold	52,199	8,329	37,517

Net realized capital gains (losses) on investments	(5,083)	186	1,170

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—
End of period	87,989	31,500	26,930

Net change in unrealized appreciation/depreciation of investments	87,989	31,500	26,930

Net realized and unrealized capital gains (losses) on investments	82,906	31,686	28,100

Increase (decrease) in net assets from operations	$80,216	$28,879	$26,453

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	DFA—VA Small Value Subaccount		DFA—VA Large Value Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(70,937)	$(1,742)	$156,852	$192,227
Net realized capital gains (losses) on investments	1,016,851	820,852	(3,004,682)	(112,048)
Net change in unrealized appreciation/depreciation of investments	(3,577,110)	2,435,304	(4,048,066)	(406,203)

Increase (decrease) in net assets from operations	(2,631,196)	3,254,414	(6,895,896)	(326,024)

Contract transactions
Net contract purchase payments	5,007,356	2,358,861	6,748,977	4,435,683
Transfer payments from (to) other subaccounts or general account	3,249,820	1,396,649	2,509,578	5,172,482
Contract terminations, withdrawals, and other deductions	(1,995,724)	(1,370,149)	(2,233,439)	(3,127,669)
Contract maintenance charges	(4,330)	(3,503)	(5,630)	(5,163)

Increase (decrease) in net assets from contract transactions	6,257,122	2,381,858	7,019,486	6,475,333

Net increase (decrease) in net assets	3,625,926	5,636,272	123,590	6,149,309

Net assets:
Beginning of the period	19,000,155	13,363,883	27,545,596	21,396,287

End of the period	$22,626,081	$19,000,155	$27,669,186	$27,545,596

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	DFA—VA International Value Subaccount		DFA—VA International Small Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$281,728	$215,078	$124,548	$120,942
Net realized capital gains (losses) on investments	(682,827)	(2,537,764)	(602,731)	(1,128,324)
Net change in unrealized appreciation/depreciation of investments	(1,297,217)	(233,148)	683,579	56,382

Increase (decrease) in net assets from operations	(1,698,316)	(2,555,834)	205,396	(951,000)

Contract transactions
Net contract purchase payments	3,456,663	2,546,174	1,838,905	1,113,271
Transfer payments from (to) other subaccounts or general account	1,848,812	2,709,192	1,238,081	1,457,468
Contract terminations, withdrawals, and other deductions	(1,219,763)	(1,641,987)	(601,353)	(840,583)
Contract maintenance charges	(3,662)	(3,369)	(1,919)	(1,649)

Increase (decrease) in net assets from contract transactions	4,082,050	3,610,010	2,473,714	1,728,507

Net increase (decrease) in net assets	2,383,734	1,054,176	2,679,110	777,507

Net assets:
Beginning of the period	16,150,219	15,096,043	7,952,889	7,175,382

End of the period	$18,533,953	$16,150,219	$10,631,999	$7,952,889

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	DFA—VA Short-Term Fixed Subaccount		DFA—VA Global Bond Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$346,489	$547,813	$426,297	$465,200
Net realized capital gains (losses) on investments	315,661	51,322	309,951	108,400
Net change in unrealized appreciation/depreciation of investments	(41,424)	91,351	921,592	93,404

Increase (decrease) in net assets from operations	620,726	690,486	1,657,840	667,004

Contract transactions
Net contract purchase payments	4,840,265	2,196,105	3,442,564	2,329,573
Transfer payments from (to) other subaccounts or general account	3,129,805	2,776,580	2,661,837	3,276,630
Contract terminations, withdrawals, and other deductions	(2,689,389)	(1,461,180)	(2,577,644)	(1,688,844)
Contract maintenance charges	(3,690)	(3,049)	(3,389)	(2,790)

Increase (decrease) in net assets from contract transactions	5,276,991	3,508,456	3,523,368	3,914,569

Net increase (decrease) in net assets	5,897,717	4,198,942	5,181,208	4,581,573

Net assets:
Beginning of the period	16,834,786	12,635,844	15,099,860	10,518,287

End of the period	$22,732,503	$16,834,786	$20,281,068	$15,099,860

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Federated American Leaders Fund II Subaccount		Federated Utility Fund II Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$36,996	$55,773	$47,878	$41,155
Net realized capital gains (losses) on investments	(1,301,596)	(311,477)	(474,257)	(152,752)
Net change in unrealized appreciation/depreciation of investments	(623,441)	(172,569)	132,081	(96,426)

Increase (decrease) in net assets from operations	(1,888,041)	(428,273)	(294,298)	(208,023)

Contract transactions
Net contract purchase payments	1,005,808	1,490,156	70,034	363,398
Transfer payments from (to) other subaccounts or general account	(2,131,563)	1,484,970	(209,249)	(58,237)
Contract terminations, withdrawals, and other deductions	(941,326)	(1,587,748)	(180,460)	(540,625)
Contract maintenance charges	(3,160)	(2,311)	(271)	(285)

Increase (decrease) in net assets from contract transactions	(2,070,241)	1,385,067	(319,946)	(235,749)

Net increase (decrease) in net assets	(3,958,282)	956,794	(614,244)	(443,772)

Net assets:
Beginning of the period	9,902,320	8,945,526	1,271,096	1,714,868

End of the period	$5,944,038	$9,902,320	$656,852	$1,271,096

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Federated Prime Money Fund II Subaccount		Federated High Income Bond Fund II Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$204,566	$700,298	$678,163	665,040
Net realized capital gains (losses) on investments	—	—	(1,021,269)	(1,203,299)
Net change in unrealized appreciation/depreciation of investments	—	—	537,320	588,884

Increase (decrease) in net assets from operations	204,566	700,298	194,214	50,625

Contract transactions
Net contract purchase payments	22,952,942	30,734,868	1,415,880	619,968
Transfer payments from (to) other subaccounts or general account	(7,930,559)	(18,485,108)	456,940	3,172,061
Contract terminations, withdrawals, and other deductions	(17,215,335)	(6,847,566)	(1,466,198)	(1,593,470)
Contract maintenance charges	(3,232)	(2,981)	(1,631)	(1,695)

Increase (decrease) in net assets from contract transactions	(2,196,184)	5,399,213	404,991	2,196,864

Net increase (decrease) in net assets	(1,991,618)	6,099,511	599,205	2,247,489

Net assets:
Beginning of the period	22,911,077	16,811,566	8,773,079	6,525,590

End of the period	$20,919,459	$22,911,077	$9,372,284	$8,773,079

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger U.S. Smaller Companies Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$357,027	$307,572	$(31,492)	$(25,763)
Net realized capital gains (losses) on investments	369,395	250,992	136,312	(510,715)
Net change in unrealized appreciation/depreciation of investments	184,931	62,412	(1,043,579)	1,069,573

Increase (decrease) in net assets from operations	911,353	620,976	(938,759)	533,095

Contract transactions
Net contract purchase payments	1,343,585	2,090,036	577,631	574,456
Transfer payments from (to) other subaccounts or general account	(312,238)	2,320,483	74,049	1,026,995
Contract terminations, withdrawals, and other deductions	(1,612,964)	(2,062,706)	(458,781)	(658,972)
Contract maintenance charges	(3,379)	(2,074)	(1,721)	(1,604)

Increase (decrease) in net assets from contract transactions	(584,996)	2,345,739	191,178	940,875

Net increase (decrease) in net assets	326,357	2,966,715	(747,581)	1,473,970

Net assets:
Beginning of the period	11,076,408	8,109,693	5,330,531	3,856,561

End of the period	$11,402,765	$11,076,408	$4,582,950	$5,330,531

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Wanger International Small Cap Subaccount		Montgomery Variable Series: Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(17,111)	$(27,549)	$(5,203)	$57,207
Net realized capital gains (losses) on investments	48,922	(923,753)	(548,980)	(650,259)
Net change in unrealized appreciation/depreciation of investments	(383,777)	670,161	258,244	144,177

Increase (decrease) in net assets from operations	(351,966)	(281,141)	(295,939)	(448,875)

Contract transactions
Net contract purchase payments	269,209	409,796	21,157	143,598
Transfer payments from (to) other subaccounts or general account	(173,481)	(672,596)	(918,509)	(82,980)
Contract terminations, withdrawals, and other deductions	(247,561)	(584,292)	(103,128)	(229,460)
Contract maintenance charges	(1,052)	(958)	(301)	(444)

Increase (decrease) in net assets from contract transactions	(152,885)	(848,050)	(1,000,781)	(169,286)

Net increase (decrease) in net assets	(504,851)	(1,129,191)	(1,296,720)	(618,161)

Net assets:
Beginning of the period	2,770,841	3,900,032	1,296,720	1,914,881

End of the period	$2,265,990	$2,770,841	$—	$1,296,720

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Montgomery Variable Series: Emerging Markets Subaccount		Strong International Stock Fund II Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(11,411)	$(14,155)	$49,496	$(3,786)
Net realized capital gains (losses) on investments	338,341	(841,031)	(3,564)	(23,806)
Net change in unrealized appreciation/depreciation of investments	(461,332)	734,329	(79,140)	5,746

Increase (decrease) in net assets from operations	(134,402)	(120,857)	(33,208)	(21,846)

Contract transactions
Net contract purchase payments	434,472	285,593	41,930	166,733
Transfer payments from (to) other subaccounts or general account	(483,320)	123,285	(85,214)	(20,880)
Contract terminations, withdrawals, and other deductions	(197,934)	(251,227)	(101,937)	(33,230)
Contract maintenance charges	(569)	(474)	(126)	(99)

Increase (decrease) in net assets from contract transactions	(247,351)	157,177	(145,347)	112,524

Net increase (decrease) in net assets	(381,753)	36,320	(178,555)	90,678

Net assets:
Beginning of the period	2,396,279	2,359,959	445,255	354,577

End of the period	$2,014,526	$2,396,279	$266,700	$445,255

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Strong Multi Cap Value Fund II Subaccount		Stein Roe Small Company Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(984)	$(8,263)	$(5,224)	$(4,408)
Net realized capital gains (losses) on investments	97,158	(67,393)	(74,569)	(239,708)
Net change in unrealized appreciation/depreciation of investments	(535,505)	123,884	(147,200)	164,706

Increase (decrease) in net assets from operations	(439,331)	48,228	(226,993)	(79,410)

Contract transactions
Net contract purchase payments	251,760	209,052	303,292	232,942
Transfer payments from (to) other subaccounts or general account	656,858	647,568	81,418	(12,740)
Contract terminations, withdrawals, and other deductions	(275,846)	(152,982)	(80,252)	(32,483)
Contract maintenance charges	(418)	(330)	(203)	(172)

Increase (decrease) in net assets from contract transactions	632,354	703,308	304,255	187,547

Net increase (decrease) in net assets	193,023	751,536	77,262	108,137

Net assets:
Beginning of the period	1,412,886	661,350	756,152	648,015

End of the period	$1,605,909	$1,412,886	$833,414	$756,152

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Credit Suisse—International Focus Subaccount		Credit Suisse—Small Cap Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(12,921)	$(8,695)	$(15,939)	$(22,959)
Net realized capital gains (losses) on investments	(80,348)	(435,797)	(1,118,214)	(3,412,909)
Net change in unrealized appreciation/depreciation of investments	(55,506)	218,927	100,740	1,799,145

Increase (decrease) in net assets from operations	(148,775)	(225,565)	(1,033,413)	(1,636,723)

Contract transactions
Net contract purchase payments	143,775	86,338	274,877	544,028
Transfer payments from (to) other subaccounts or general account	1,048,293	(192,080)	27,784	(4,997,168)
Contract terminations, withdrawals, and other deductions	(399,459)	(407,254)	(395,466)	(420,350)
Contract maintenance charges	(405)	(294)	(709)	(804)

Increase (decrease) in net assets from contract transactions	792,204	(513,290)	(93,514)	(4,874,294)

Net increase (decrease) in net assets	643,429	(738,855)	(1,126,927)	(6,511,017)

Net assets:
Beginning of the period	844,564	1,583,419	3,196,338	9,707,355

End of the period	$1,487,993	$844,564	$2,069,411	$3,196,338

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Aggressive Asset Allocation Subaccount		Alger Aggressive Growth Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(1)	$—	$(13,755)	$(16,739)
Net realized capital gains (losses) on investments	—	—	(1,011,728)	(1,689,224)
Net change in unrealized appreciation/depreciation of investments	76	—	76,744	1,128,193

Increase (decrease) in net assets from operations	75	—	(948,739)	(577,770)

Contract transactions
Net contract purchase payments	300	—	78,956	763,334
Transfer payments from (to) other subaccounts or general account	53,633	—	1,427,281	(170,255)
Contract terminations, withdrawals, and other deductions	—	—	(256,509)	(696,666)
Contract maintenance charges	—		(598)	(602)

Increase (decrease) in net assets from contract transactions	53,933	—	1,249,130	(104,189)

Net increase (decrease) in net assets	54,008	—	300,391	(681,959)

Net assets:
Beginning of the period	—	—	2,312,629	2,994,588

End of the period	$54,008	$—	$2,613,020	$2,312,629

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	American Century International Subaccount		Clarion Real Estate Securities Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(2,651)	$—	$34,999	$27,651
Net realized capital gains (losses) on investments	25,920	—	203,155	176,169
Net change in unrealized appreciation/depreciation of investments	9,753	—	(189,281)	(1,332)

Increase (decrease) in net assets from operations	33,022	—	48,873	202,488

Contract transactions
Net contract purchase payments	91,822	—	1,808,984	386,342
Transfer payments from (to) other subaccounts or general account	1,959,513	—	(442,406)	1,449,597
Contract terminations, withdrawals, and other deductions	—	—	(221,427)	(563,490)
Contract maintenance charges	—		(651)	(377)

Increase (decrease) in net assets from contract transactions	2,051,335	—	1,144,500	1,272,072

Net increase (decrease) in net assets	2,084,357	—	1,193,373	1,474,560

Net assets:
Beginning of the period	—	—	2,803,962	1,329,402

End of the period	$2,084,357	$—	$3,997,335	$2,803,962

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Conservative Asset Allocation Subaccount		Dreyfus Small Cap Value Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(159)	$—	$547,803	$(45,168)
Net realized capital gains (losses) on investments	(16)	—	(1,204,207)	1,539,690
Net change in unrealized appreciation/depreciation of investments	2,399	—	(2,365,288)	1,450,798

Increase (decrease) in net assets from operations	2,224	—	(3,021,692)	2,945,320

Contract transactions
Net contract purchase payments	300	—	199,718	807,299
Transfer payments from (to) other subaccounts or general account	162,510	—	(10,062,476)	9,362,025
Contract terminations, withdrawals, and other deductions	—	—	(758,193)	(1,200,483)
Contract maintenance charges	—	—	(1,303)	(1,584)

Increase (decrease) in net assets from contract transactions	162,810	—	(10,622,254)	8,967,257

Net increase (decrease) in net assets	165,034	—	(13,643,946)	11,912,577

Net assets:
Beginning of the period	—	—	15,429,956	3,517,379

End of the period	$165,034	$—	$1,786,010	$15,429,956

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Gabelli Global Growth Subaccount		GE U.S. Equity Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(194)	$(31)	$(1,213)	$(370)
Net realized capital gains (losses) on investments	(395)	(18)	(172,518)	(68)
Net change in unrealized appreciation/depreciation of investments	(10,593)	871	(13,558)	7,591

Increase (decrease) in net assets from operations	(11,182)	822	(187,289)	7,153

Contract transactions
Net contract purchase payments	34,776	9,697	487,261	388,533
Transfer payments from (to) other subaccounts or general account	60,595	14,352	(289,878)	5,370
Contract terminations, withdrawals, and other deductions	(60)	—	(68,195)	(166)
Contract maintenance charges	—	—	(1,053)	—

Increase (decrease) in net assets from contract transactions	95,311	24,049	128,135	393,737

Net increase (decrease) in net assets	84,129	24,871	(59,154)	400,890

Net assets:
Beginning of the period	24,871	—	400,890	—

End of the period	$109,000	$24,871	$341,736	$400,890

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Great Companies—AmericaSM Subaccount		Great Companies—Global[2] Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(35)	$—	$—	$—
Net realized capital gains (losses) on investments	(1,820)	—	—	—
Net change in unrealized appreciation/depreciation of investments	(1,046)	—	(17)	—

Increase (decrease) in net assets from operations	(2,901)	—	(17)	—

Contract transactions
Net contract purchase payments	18,852	—	300	—
Transfer payments from (to) other subaccounts or general account	13,398	—	(1)	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—

Increase (decrease) in net assets from contract transactions	32,250	—	299	—

Net increase (decrease) in net assets	29,349	—	282	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$29,349	$—	$282	$—

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Great Companies— TechnologySM Subaccount		J.P. Morgan Enhanced Index Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(2)	$—	$(16,985)	$(985)
Net realized capital gains (losses) on investments	—	—	(1,912,724)	(804,536)
Net change in unrealized appreciation/depreciation of investments	(93)	—	(230,303)	(282,253)

Increase (decrease) in net assets from operations	(95)	—	(2,160,012)	(1,087,774)

Contract transactions
Net contract purchase payments	1,609	—	731,217	1,512,860
Transfer payments from (to) other subaccounts or general account	(1)	—	(166,472)	1,018,883
Contract terminations, withdrawals, and other deductions	—	—	(902,887)	(2,188,259)
Contract maintenance charges	—		(2,188)	(2,207)

Increase (decrease) in net assets from contract transactions	1,608	—	(340,330)	341,277

Net increase (decrease) in net assets	1,513	—	(2,500,342)	(746,497)

Net assets:
Beginning of the period	—	—	7,955,407	8,701,904

End of the period	$1,513	$—	$5,455,065	$7,955,407

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Global Subaccount		Janus Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$20,488	$4,745	$(35,039)	$(45,104)
Net realized capital gains (losses) on investments	(556,018)	(1,299,165)	(1,362,533)	(6,052,361)
Net change in unrealized appreciation/depreciation of investments	173,685	546,552	(634,016)	3,244,299

Increase (decrease) in net assets from operations	(361,845)	(747,868)	(2,031,588)	(2,853,166)

Contract transactions
Net contract purchase payments	2,249	19,728	363,137	1,428,472
Transfer payments from (to) other subaccounts or general account	(256,400)	(546,430)	1,276,504	(169,695)
Contract terminations, withdrawals, and other deductions	(134,022)	(480,109)	(575,533)	(993,273)
Contract maintenance charges	(562)	(883)	(1,985)	(2,114)

Increase (decrease) in net assets from contract transactions	(388,735)	(1,007,694)	1,062,123	263,390

Net increase (decrease) in net assets	(750,580)	(1,755,562)	(969,465)	(2,589,776)

Net assets:
Beginning of the period	1,583,893	3,339,455	6,506,020	9,095,796

End of the period	$833,313	$1,583,893	$5,536,555	$6,506,020

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	LKCM Strategic Total Return Subaccount		Moderate Asset Allocation Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$30,463	$(1,902)	$(5)	$—
Net realized capital gains (losses) on investments	(169,058)	(69,811)	(1)	—
Net change in unrealized appreciation/depreciation of investments	(55,997)	38,086	(240)	—

Increase (decrease) in net assets from operations	(194,592)	(33,627)	(246)	—

Contract transactions
Net contract purchase payments	417,650	523,284	300	—
Transfer payments from (to) other subaccounts or general account	(203,785)	(87,545)	18,123	—
Contract terminations, withdrawals, and other deductions	(242,361)	(152,388)	—	—
Contract maintenance charges	(1,239)	(196)	—	—

Increase (decrease) in net assets from contract transactions	(29,735)	283,155	18,423	—

Net increase (decrease) in net assets	(224,327)	249,528	18,177	—

Net assets:
Beginning of the period	1,314,540	1,065,012	—	—

End of the period	$1,090,213	$1,314,540	$18,177	$—

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Moderately Aggressive Asset Allocation Subaccount		PBHG Mid Cap Growth Subaccount
	2002(1)	2001	2002	2001(1)
Operations
Net investment income (loss)	$(60)	$—	$(975)	$(61)
Net realized capital gains (losses) on investments	(1,574)	—	(3,391)	1,211
Net change in unrealized appreciation/depreciation of investments	577	—	(40,008)	863

Increase (decrease) in net assets from operations	(1,057)	—	(44,374)	2,013

Contract transactions
Net contract purchase payments	800	—	83,065	10,074
Transfer payments from (to) other subaccounts or general account	48,067	—	165,025	22,804
Contract terminations, withdrawals, and other deductions	(10,000)	—	(255)	—
Contract maintenance charges	—	—	(6)	—

Increase (decrease) in net assets from contract transactions	38,867	—	247,829	32,878

Net increase (decrease) in net assets	37,810	—	203,455	34,891

Net assets:
Beginning of the period	—	—	34,891	—

End of the period	$37,810	$—	$238,346	$34,891

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	PIMCO Total Return Subaccount		Salomon All Cap Subaccount
	2002(1)	2001	2002	2001(1)
Operations
Net investment income (loss)	$(3,663)	$—	$592	$(42)
Net realized capital gains (losses) on investments	1,402	—	(18,391)	(46)
Net change in unrealized appreciation/depreciation of investments	67,955	—	(44,583)	3,972

Increase (decrease) in net assets from operations	65,694	—	(62,382)	3,884

Contract transactions
Net contract purchase payments	873,543	—	31,396	8,241
Transfer payments from (to) other subaccounts or general account	1,152,208	—	175,871	49,824
Contract terminations, withdrawals, and other deductions	(1,017)	—	(17,291)	—
Contract maintenance charges	—		(29)	—

Increase (decrease) in net assets from contract transactions	2,024,734	—	189,947	58,065

Net increase (decrease) in net assets	2,090,428	—	127,565	61,949

Net assets:
Beginning of the period	—	—	61,949	—

End of the period	$2,090,428	$—	$189,514	$61,949

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(1,629)	$(92)	$(1,320)	$(11)
Net realized capital gains (losses) on investments	(40,151)	983	(20,094)	14
Net change in unrealized appreciation/depreciation of investments	(33,025)	(639)	(31,020)	433

Increase (decrease) in net assets from operations	(74,805)	252	(52,434)	436

Contract transactions
Net contract purchase payments	288,606	102,181	99,830	3,000
Transfer payments from (to) other subaccounts or general account	4,822	11,451	304,096	(8)
Contract terminations, withdrawals, and other deductions	(98,542)	—	(56,295)	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	194,886	113,632	347,631	2,992

Net increase (decrease) in net assets	120,081	113,884	295,197	3,428

Net assets:
Beginning of the period	113,884	—	3,428	—

End of the period	$233,965	$113,884	$298,625	$3,428

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica Value Balanced Subaccount		Van Kampen Active International Allocation Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$139	$—	$(24,208)	$(36,371)
Net realized capital gains (losses) on investments	127	—	(23,902)	(1,376,361)
Net change in unrealized appreciation/depreciation of investments	(6)	—	(638,825)	309,025

Increase (decrease) in net assets from operations	260	—	(686,935)	(1,103,707)

Contract transactions
Net contract purchase payments	41,020	—	552,399	1,145,815
Transfer payments from (to) other subaccounts or general account	(272)	—	(826,459)	915,849
Contract terminations, withdrawals, and other deductions	—	—	(722,419)	(431,974)
Contract maintenance charges	—		(1,606)	(1,641)

Increase (decrease) in net assets from contract transactions	40,748	—	(998,085)	1,628,049

Net increase (decrease) in net assets	41,008	—	(1,685,020)	524,342

Net assets:
Beginning of the period	—	—	5,969,504	5,445,162

End of the period	$41,008	$—	$4,284,484	$5,969,504

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Emerging Growth Subaccount		Alliance Growth Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(917)	$(113)	$(378)	$(48)
Net realized capital gains (losses) on investments	(14,380)	(1,888)	(6,592)	(34)
Net change in unrealized appreciation/depreciation of investments	(55,966)	(443)	(12,849)	(45)

Increase (decrease) in net assets from operations	(71,263)	(2,444)	(19,819)	(127)

Contract transactions
Net contract purchase payments	90,266	68,228	64,982	21,270
Transfer payments from (to) other subaccounts or general account	105,003	2,731	68,952	(82)
Contract terminations, withdrawals, and other deductions	(4,912)	—	(305)	—
Contract maintenance charges	(45)	—	—	—

Increase (decrease) in net assets from contract transactions	190,312	70,959	133,629	21,188

Net increase (decrease) in net assets	119,049	68,515	113,810	21,061

Net assets:
Beginning of the period	68,515	—	21,061	—

End of the period	$187,564	$68,515	$134,871	$21,061

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alliance Technology Subaccount		Alliance Premier Growth Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(175)	$(13)	$(597)	$(106)
Net realized capital gains (losses) on investments	(36)	29	(6,117)	(41)
Net change in unrealized appreciation/depreciation of investments	(17,220)	541	(24,936)	2,824

Increase (decrease) in net assets from operations	(17,431)	557	(31,650)	2,677

Contract transactions
Net contract purchase payments	10,121	3,000	83,915	67,446
Transfer payments from (to) other subaccounts or general account	34,833	(802)	3,094	(56)
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	(26)	—

Increase (decrease) in net assets from contract transactions	44,954	2,198	86,983	67,390

Net increase (decrease) in net assets	27,523	2,755	55,333	70,067

Net assets:
Beginning of the period	2,755	—	70,067	—

End of the period	$30,278	$2,755	$125,400	$70,067

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Dreyfus—Core Bond Subaccount		Dreyfus Socially Responsible Growth Fund, Inc.—Service Class Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$25,179	$3,142	$(474)	$(14)
Net realized capital gains (losses) on investments	(6,596)	1,964	(13,941)	(10)
Net change in unrealized appreciation/depreciation of investments	15,154	(5,461)	(20,361)	(193)

Increase (decrease) in net assets from operations	33,737	(355)	(34,776)	(217)

Contract transactions
Net contract purchase payments	329,859	164,147	128,501	3,000
Transfer payments from (to) other subaccounts or general account	32,627	116,486	7,687	6,986
Contract terminations, withdrawals, and other deductions	(87,461)	(166)	(31,252)	—
Contract maintenance charges	(47)	—	—	—

Increase (decrease) in net assets from contract transactions	274,978	280,467	104,936	9,986

Net increase (decrease) in net assets	308,715	280,112	70,160	9,769

Net assets:
Beginning of the period	280,112	—	9,769	—

End of the period	$588,827	$280,112	$79,929	$9,769

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Dreyfus VIF—Appreciation Subaccount		Seligman Global Technology Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$2,323	$838	$(320)	$(30)
Net realized capital gains (losses) on investments	(25,929)	(73)	(8,895)	1,908
Net change in unrealized appreciation/depreciation of investments	(56,089)	(458)	(7,329)	274

Increase (decrease) in net assets from operations	(79,695)	307	(16,544)	2,152

Contract transactions
Net contract purchase payments	176,553	66,145	13,562	13,720
Transfer payments from (to) other subaccounts or general account	150,448	149,122	30,814	(2,248)
Contract terminations, withdrawals, and other deductions	(7,695)	(353)	(4,061)	—
Contract maintenance charges	(13)	—	—	—

Increase (decrease) in net assets from contract transactions	319,293	214,914	40,315	11,472

Net increase (decrease) in net assets	239,598	215,221	23,771	13,624

Net assets:
Beginning of the period	215,221	—	13,624	—

End of the period	$454,819	$215,221	$37,395	$13,624

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Seligman Communications and Information Subaccount		Seligman Capital Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(197)	$(46)	$(338)	$(82)
Net realized capital gains (losses) on investments	(9,730)	6,683	(21,089)	16,520
Net change in unrealized appreciation/depreciation of investments	(5,124)	(4,149)	433	(14,376)

Increase (decrease) in net assets from operations	(15,051)	2,488	(20,994)	2,062

Contract transactions
Net contract purchase payments	11,888	35,836	29,637	39,356
Transfer payments from (to) other subaccounts or general account	(7,090)	1,980	14,899	142
Contract terminations, withdrawals, and other deductions	(3,801)	—	(3,240)	—
Contract maintenance charges	(8)	—	(16)	—

Increase (decrease) in net assets from contract transactions	989	37,816	41,280	39,498

Net increase (decrease) in net assets	(14,062)	40,304	20,286	41,560

Net assets:
Beginning of the period	40,304	—	41,560	—

End of the period	$26,242	$40,304	$61,846	$41,560

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Vanguard—Equity Index Subaccount		Vanguard—Mid-Cap Index Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(5,867)	$—	$(657)	$—
Net realized capital gains (losses) on investments	(23,215)	—	(2,422)	—
Net change in unrealized appreciation/depreciation of investments	53,818	—	(5,573)	—

Increase (decrease) in net assets from operations	24,736	—	(8,652)	—

Contract transactions
Net contract purchase payments	1,179,513	—	296,493	—
Transfer payments from (to) other subaccounts or general account	2,304,439	—	91,228	—
Contract terminations, withdrawals, and other deductions	(49,348)	—	(612)	—
Contract maintenance charges	—		—

Increase (decrease) in net assets from contract transactions	3,434,604	—	387,109	—

Net increase (decrease) in net assets	3,459,340	—	378,457	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$3,459,340	$—	$378,457	$—

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Vanguard—REIT Index Subaccount		Vanguard—Short-Term Corporate Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(2,690)	$—	$(2,807)	$—
Net realized capital gains (losses) on investments	(5,083)	—	186	—
Net change in unrealized appreciation/depreciation of investments	87,989	—	31,500	—

Increase (decrease) in net assets from operations	80,216	—	28,879	—

Contract transactions
Net contract purchase payments	407,268	—	754,518	—
Transfer payments from (to) other subaccounts or general account	1,228,275	—	936,669	—
Contract terminations, withdrawals, and other deductions	(374)	—	—	—
Contract maintenance charges	—		—

Increase (decrease) in net assets from contract transactions	1,635,169	—	1,691,187	—

Net increase (decrease) in net assets	1,715,385	—	1,720,066	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$1,715,385	$—	$1,720,066	$—

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Vanguard—Total Bond Market Index Subaccount
	2002(1)	2001
Operations
Net investment income (loss)	$(1,647)	$—
Net realized capital gains (losses) on investments	1,170	—
Net change in unrealized appreciation/depreciation of investments	26,930	—

Increase (decrease) in net assets from operations	26,453	—

Contract transactions
Net contract purchase payments	459,942	—
Transfer payments from (to) other subaccounts or general account	463,963	—
Contract terminations, withdrawals, and other deductions	(328)	—
Contract maintenance charges	—

Increase (decrease) in net assets from contract transactions	923,577	—

Net increase (decrease) in net assets	950,030	—

Net assets:
Beginning of the period	—	—

End of the period	$950,030	$—

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Peoples Benefit Life Insurance Company (PBL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific subaccounts is available to contract owners of the Advisor’s Edge Variable Annuity. Activity in these subaccounts (with the exception of the portfolios of the DFA Investment Dimensions Group) is also available to contract owners of the Advisor’s Edge Select Variable Annuity also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor’s Edge Variable Annuity only. The remaining subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

Subaccount Investment by Fund:
DFA Investment Dimensions Group, Inc.:	SteinRoe Variable Investment Trust—Class A:
DFA—VA Small Value Portfolio	Stein Roe Small Company Growth Fund, Variable Series
DFA—VA Large Value Portfolio	Credit Suisse Trust:
DFA—VA International Value Portfolio	Credit Suisse—International Focus Portfolio
DFA—VA International Small Portfolio	Credit Suisse—Small Cap Growth Portfolio
DFA—VA Short-Term Fixed Portfolio	AEGON/Transamerica Series Fund, Inc.:
DFA—VA Global Bond Portfolio	Aggressive Asset Allocation
Federated Insurance Series:	Alger Aggressive Growth
Federated American Leaders Fund II	American Century International
Federated Utility Fund II	Clarion Real Estate Securities
Federated Prime Money Fund II	Conservative Asset Allocation
Federated High Income Bond Fund II	Dreyfus Small Cap Value
Federated Fund for U.S. Government Securities II	Gabelli Global Growth
Wanger Advisors Trust:	GE U.S. Equity
Wanger U.S. Smaller Companies	Great Companies—AmericaSM
Wanger International Small Cap	Great Companies—Global[2]
The Montgomery Funds III:	Great Companies—TechnologySM
Montgomery Variable Series: Growth Fund	J.P. Morgan Enhanced Index
Montgomery Variable Series: Emerging Markets Fund	Janus Global
Strong Variable Insurance Funds, Inc.:	Janus Growth
Strong International Stock Fund II	LKCM Strategic Total Return
Strong Multi Cap Value Fund II	Moderate Asset Allocation

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)
Moderately Aggressive Asset Allocation
PBHG Mid Cap Growth
PIMCO Total Return
Salomon All Cap
Transamerica Equity
Transamerica Growth Opportunities
Transamerica Value Balanced
Van Kampen Active International Allocation
Van Kampen Emerging Growth
Alliance Variable Products Series Fund, Inc—Class B:
Alliance Growth Portfolio
Alliance Technology Portfolio
Alliance Premier Growth Portfolio
Dreyfus Investment Portfolios—Service Class:
Dreyfus—Core Bond Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.—Service Class
Dreyfus Variable Investment Fund—Service Class:
Dreyfus VIF—Appreciation Portfolio
Seligman Portfolios, Inc.—Class 2 Shares:
Seligman Global Technology Portfolio
Seligman Communications and Information Portfolio
Seligman Capital Portfolio
Vanguard Variable Insurance Fund:
Vanguard—Equity Index Portfolio
Vanguard—Mid-Cap Index Portfolio
Vanguard—REIT Index Portfolio
Vanguard—Short-Term Corporate Portfolio
Vanguard—Total Bond Market Index Portfolio

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Aggressive Asset Allocation	May 1, 2002
American Century International	May 1, 2002
Conservative Asset Allocation	May 1, 2002
Moderate Asset Allocation	May 1, 2002
Moderately Aggressive Aset Allocation	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Value Balanced	May 1, 2002
Vanguard—Equity Index	May 1, 2002
Vanguard—Mid-Cap Index	May 1, 2002
Vanguard—REIT Index	May 1, 2002
Vanguard—Short-Term Corporate	May 1, 2002
Vanguard—Total Bond Market Index	May 1, 2002
Great Companies—AmericaSM	July 1, 2002
Great Companies—Global[2]	July 1, 2002
Great Companies—TechnologySM	July 1, 2002
Gabelli Global Growth	June 18, 2001
GE U.S. Equity	June 18, 2001
PBHG Mid Cap Growth	June 18, 2001
Salomon All Cap	June 18, 2001
Transamerica Equity	June 18, 2001
Transamerican Growth Opportunities	June 18, 2001
VanKampen Emerging Growth	June 18, 2001
Alliance Growth	June 18, 2001
Alliance Technology	June 18, 2001
Allliance Premier Growth	June 18, 2001
Dreyfus—Core Bond	June 18, 2001
Dreyfus Socially Responsible Growth Fund, Inc.—Service Class	June 18, 2001
Dreyfus VIF—Appreciation	June 18, 2001
Seligman Global Technology	June 18, 2001
Seligman Communications and Information	June 18, 2001
Seligman Capital	June 18, 2001

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly
Wanger U.S. Smaller Companies	Wanger U.S. Small Cap
Credit Suisse—International Focus Portfolio	Credit Suisse Warburg Pincus—International Equity Portfolio
Credit Suisse—Small Cap Growth Portfolio	Credit Suisse Warburg Pincus—Small Company Growth Portfolio
Clarion Real Estate Securities	J.P. Morgan Real Estate Securities
J.P. Morgan Enhanced Index Portfolio	Endeavor Enhanced Index Portfolio
Transamerica Equity	Transamerica VIF Growth Portfolio
Transamerica Growth Opportunities	Transamerica VIF Small Company Portfolio
Van Kampen Active International Allocation	T. Rowe Price International Stock Portfolio

The Janus Global Subaccount is only available to contract owners that held an investment in this subaccount on September 1, 2000.

As of May 1, 2002 Transamerica Variable Insurance Fund, Inc. and Endeavor Series Trust merged with AEGON/Transamerica Series Fund, Inc.

The Dreyfus Small Cap Value Subaccount is only available to contract owners that held an investment in this subaccount on July 1, 2002.

Effective October 18, 2002, the Montgomery Variable Series: Growth Subaccount is no longer available to contract owners.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2002.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
DFA Investment Dimensions Group, Inc.:
DFA—VA Small Value Portfolio	$12,235,865	$4,425,375
DFA—VA Large Value Portfolio	12,790,348	5,614,019
DFA—VA International Value Portfolio	8,324,240	3,960,874
DFA—VA International Small Portfolio	4,917,390	2,318,809
DFA—VA Short-Term Fixed Portfolio	10,225,439	4,316,918
DFA—VA Global Bond Portfolio	8,600,572	4,426,417
Federated Insurance Series:
Federated American Leaders Fund II	7,091,392	9,124,742
Federated Utility Fund II	447,705	719,782
Federated Prime Money Fund II	174,115,991	176,102,128
Federated High Income Bond Fund II	13,932,347	12,849,251
Federated Fund for U.S. Government Securities II	4,403,115	4,631,091
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	2,750,505	2,590,910
Wanger International Small Cap	5,473,717	5,643,326
The Montgomery Funds III:
Montgomery Variable Series: Growth Fund	167,080	1,173,066
Montgomery Variable Series: Emerging Markets Fund	7,554,430	7,813,600
Strong Variable Insurance Funds, Inc.:
Strong International Stock Fund II	26,000,676	26,096,540
Strong Multi Cap Value Fund II	4,916,968	4,187,166
SteinRoe Variable Investment Trust—Class A:
Stein Roe Small Company Growth Fund, Variable Series	666,473	367,445
Credit Suisse Trust:
Credit Suisse—International Focus Portfolio	31,454,141	30,672,357
Credit Suisse—Small Cap Growth Portfolio	4,803,286	4,912,949
AEGON/Transamerica Series Fund, Inc.:
Aggressive Asset Allocation	53,934	2
Alger Aggressive Growth	5,318,059	4,082,746
American Century International	3,144,692	1,096,005
Clarion Real Estate Securities	6,854,993	5,671,589
Conservative Asset Allocation	162,811	160
Dreyfus Small Cap Value	24,557,023	34,631,948
Gabelli Global Growth	116,264	21,147
GE U.S. Equity	1,254,060	1,127,140
Great Companies—AmericaSM	45,028	12,813

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
Great Companies—Global[2]	$300	$1
Great Companies—TechnologySM	1,609	2
J.P. Morgan Enhanced Index	4,318,195	4,675,576
Janus Global	98,643	466,904
Janus Growth	5,480,015	4,453,296
LKCM Strategic Total Return	755,838	755,117
Moderate Asset Allocation	18,423	5
Moderately Aggressive Asset Allocation	62,148	23,341
PBHG Mid Cap Growth	291,204	44,352
PIMCO Total Return	2,112,473	91,396
Salomon All Cap	293,958	103,119
Transamerica Equity	444,234	250,979
Transamerica Growth Opportunities	454,505	108,194
Transamerica Value Balanced	41,185	136
Van Kampen Active International Allocation	36,141,184	37,163,715
Van Kampen Emerging Growth	223,491	34,098
Alliance Variable Products Series Fund, Inc—Class B:
Alliance Growth Portfolio	153,575	20,324
Alliance Premier Growth Portfolio	44,955	175
Alliance Technology Portfolio	137,946	51,561
Dreyfus Investment Portfolios—Service Class:
Dreyfus—Core Bond Portfolio	815,329	515,172
Dreyfus Socially Responsible Growth Fund, Inc.—Service Class	137,097	32,636
Dreyfus Variable Investment Fund—Service Class:
Dreyfus VIF—Appreciation Portfolio	472,851	151,238
Seligman Portfolios, Inc.—Class 2 Shares:
Seligman Communications and Information Portfolio	2,786,605	2,746,611
Seligman Capital Portfolio	23,943	23,150
Seligman Global Technology Portfolio	59,487	18,545
Vanguard Variable Insurance Fund:
Vanguard—Equity Index Portfolio	3,579,640	150,927
Vanguard—Mid-Cap Index Portfolio	399,807	13,358
Vanguard—REIT Index Portfolio	1,679,602	47,116
Vanguard—Short-Term Corporate Portfolio	1,696,897	8,515
Vanguard—Total Bond Market Index Portfolio	960,620	38,687

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	DFA—VA Small Value Subaccount	DFA—VA Large Value Subaccount	DFA—VA International Value Subaccount	DFA—VA International Small Subaccount	DFA—VA Short- Term Fixed Subaccount
Units outstanding at January 1, 2001	772,512	949,034	1,049,264	790,399	990,473
Units purchased	1,207,862	2,512,145	1,560,601	926,452	1,269,138
Units redeemed and transferred	267,695	726,216	318,849	107,651	698,174

Units outstanding at December 31, 2001	2,248,069	4,187,395	2,928,714	1,824,502	2,957,785
Units purchased	5,888,386	9,996,916	4,742,446	2,262,586	4,679,546
Units redeemed and transferred	293,362	(1,873,741)	444,666	519,821	371,970

Units outstanding at December 31, 2002	8,429,817	12,310,570	8,115,826	4,606,909	8,009,301

	DFA—VA Global Bond Subaccount	Federated American Leaders Fund II Subaccount	Federated Utility Fund II Subaccount	Federated Prime Money Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Units outstanding at January 1, 2001	683,605	352,733	105,603	1,296,989	528,372
Units purchased	1,369,313	687,404	166,588	16,800,345	430,737
Units redeemed and transferred	562,139	172,796	(67,039)	(11,585,949)	2,485,871

Units outstanding at December 31, 2001	2,615,057	1,212,933	205,152	6,511,385	3,444,980
Units purchased	3,332,487	1,036,421	28,865	22,238,883	1,692,443
Units redeemed and transferred	835,505	(154,320)	(64,751)	(17,808,849)	103,792

Units outstanding at December 31, 2002	6,783,049	2,095,034	169,266	10,941,419	5,241,215

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Montgomery Variable Series: Growth Subaccount(1)	Montgomery Variable Series: Emerging Markets Subaccount
Units outstanding at January 1, 2001	590,014	174,047	149,543	106,885	311,907
Units purchased	789,343	382,360	105,077	34,884	155,154
Units redeemed and transferred	195,905	205,573	(15,348)	(1,438)	2,984

Units outstanding at December 31, 2001	1,575,262	761,980	239,272	140,331	470,045
Units purchased	1,885,132	683,687	275,683	63,590	423,994
Units redeemed and transferred	(633,163)	317,768	118,303	(203,921)	(33,991)

Units outstanding at December 31, 2002	2,827,231	1,763,435	633,258	—	860,048

	Strong International Stock Fund II Subaccount	Strong Multi Cap Value Fund II Subaccount	Stein Roe Small Company Growth Subaccount	Credit Suisse— International Focus Subaccount	Credit Suisse— Small Cap Growth Subaccount
Units outstanding at January 1, 2001	40,003	62,591	49,289	140,388	558,195
Units purchased	124,209	188,711	57,966	38,838	193,043
Units redeemed and transferred	(21,385)	34,999	(5,436)	(52,995)	(356,816)

Units outstanding at December 31, 2001	142,827	286,301	101,819	126,231	394,422
Units purchased	26,655	502,805	453,091	209,692	422,128
Units redeemed and transferred	11,896	334,251	45,808	175,492	508,003

Units outstanding at December 31, 2002	181,378	1,123,357	600,718	511,415	1,324,553

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Aggressive Asset Allocation Subaccount(1)	Alger Aggressive Growth Subaccount	American Century International Subaccount(1)	Clarion Real Estate Securities Subaccount	Conservative Asset Allocation Subaccount(1)
Units outstanding at January 1, 2001	—	293,373	—	114,722	—
Units purchased	—	422,947	—	256,599	—
Units redeemed and transferred	—	(154,552)	—	272,094	—

Units outstanding at December 31, 2001	—	561,768	—	643,415	—
Units purchased	66,705	99,484	138,355	2,644,352	21,201
Units redeemed and transferred	(3)	1,330,119	2,484,634	(1,498,076)	161,866

Units outstanding at December 31, 2002	66,702	1,991,371	2,622,989	1,789,691	183,067

	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount(1)	GE U.S. Equity Subaccount(1)	Great Companies— AmericaSM Subaccount(1)	Great Companies— Global[2] Subaccount(1)
Units outstanding at January 1, 2001	274,892	—	—	—	—
Units purchased	269,594	10,310	414,880	—	—
Units redeemed and transferred	4,016,832	15,691	5,947	—	—

Units outstanding at December 31, 2001	4,561,318	26,001	420,827		—
Units purchased	333,379	42,770	552,451	19,218	303
Units redeemed and transferred	(4,323,380)	68,246	(523,229)	11,304	(3)

Units outstanding at December 31, 2002	571,317	137,017	450,049	30,522	300

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Great Companies —TechnologySM Subaccount(1)	J.P. Morgan Enhanced Index Subaccount	Janus Global Subaccount	Janus Growth Subaccount	LKCM Strategic Total Return Subaccount
Units outstanding at January 1, 2001	—	641,465	260,965	943,017	105,157
Units purchased	—	867,672	11,240	654,010	250,090
Units redeemed and transferred	—	(81,502)	(110,733)	(144,666)	(72,778)

Units outstanding at December 31, 2001	—	1,427,635	161,472	1,452,361	282,469
Units purchased	1,644	993,075	1,035	576,733	388,502
Units redeemed and transferred	(3)	(466,506)	(46,920)	63,270	(334,370)

Units outstanding at December 31, 2002	1,641	1,954,204	115,587	2,092,364	336,601

	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)	PBHG Mid Cap Growth Subaccount(1)	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—	—
Units purchased	—	—	11,428	—	8,520
Units redeemed and transferred	—	—	27,931	—	55,032

Units outstanding at December 31, 2001	—	—	39,359	—	63,552
Units purchased	20,822	917	113,127	893,141	38,394
Units redeemed and transferred	(3)	43,863	225,590	1,083,421	158,238

Units outstanding at December 31, 2002	20,819	44,780	378,076	1,976,562	260,184

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Transamerica Equity Subaccount(1)	Transamerica Growth Opportunities Subaccount(1)	Transamerica Value Balanced Subaccount(1)	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	483,666	—
Units purchased	106,337	3,003	—	839,003	77,027
Units redeemed and transferred	12,474	(3)	—	78,087	1,439

Units outstanding at December 31, 2001	118,811	3,000	—	1,400,756	78,466
Units purchased	326,918	158,021	46,102	664,016	174,592
Units redeemed and transferred	(129,833)	145,924	(86)	(275,357)	69,952

Units outstanding at December 31, 2002	315,896	306,945	46,016	1,789,415	323,010

	Alliance Growth Subaccount(1)	Alliance Technology Subaccount(1)	Alliance Premier Growth Subaccount(1)	Dreyfus— Core Bond Subaccount(1)	Dreyfus Socially Responsible Growth Fund, Inc.—Service Class Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—	—
Units purchased	22,946	3,003	74,811	161,809	3,003
Units redeemed and transferred	(3)	(3)	(3)	115,343	7,763

Units outstanding at December 31, 2001	22,943	3,000	74,808	277,152	10,766
Units purchased	89,437	110,302	45,805	364,995	155,003
Units redeemed and transferred	93,915	(56,286)	74,183	(92,886)	(40,667)

Units outstanding at December 31, 2002	206,295	57,016	194,796	549,261	125,103

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Dreyfus VIF—Appreciation Subaccount(1)	Seligman Global Technology Subaccount(1)	Seligman Communications and Information Subaccount(1)	Seligman Capital Subaccount(1)	Vanguard— Equity Index Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—	—
Units purchased	69,230	15,000	38,500	43,366	—
Units redeemed and transferred	155,254	(3)	2,173	(3)	—

Units outstanding at December 31, 2001	224,484	14,997	40,673	43,363	—
Units purchased	247,233	14,292	48,447	22,254	1,626,665
Units redeemed and transferred	102,629	31,454	(47,322)	31,541	2,609,410

Units outstanding at December 31, 2002	574,346	60,743	41,798	97,158	4,236,075

	Vanguard—Mid- Cap Index Subaccount(1)	Vanguard—REIT Index Subaccount(1)	Vanguard—Short Term Corporate Subaccount(1)	Vanguard—Total Bond Market Index Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2001	—	—	—	—
Units purchased	415,030	443,826	763,338	458,214
Units redeemed and transferred	59,629	1,379,137	881,744	436,357

Units outstanding at December 31, 2002	474,659	1,822,963	1,645,082	894,571

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
DFA—VA Small Value	12/31/2002 12/31/2001	8,429,817 2,248,069	$0.93 to $18.89 1.05 to 21.29	$22,626,081 19,000,155	0.31 0.64%	0.60% to 0.75% 0.60 to 0.75	(11.30) % to (7.16) % 4.53 to 23.09

DFA—VA Large Value	12/31/2002 12/31/2001	12,310,570 4,187,395	0.74 to 17.67 0.94 to 22.33	27,669,186 27,545,596	1.19 1.44	0.60 to 0.75 0.60 to 0.75	(25.66) to (20.88) (5.95) to (0.96)

DFA—VA International Value	12/31/2002 12/31/2001	8,115,826 2,928,714	0.82 to 10.91 0.91 to 12.03	18,533,953 16,150,219	2.21 2.07	0.60 to 0.75 0.60 to 0.75	(17.93) to (9.28) (16.41) to (9.37)

DFA—VA International Small	12/31/2002 12/31/2001	4,606,909 1,824,502	0.90 to 8.24 0.87 to 8.02	10,631,999 7,952,889	1.94 2.23	0.60 to 0.75 0.60 to 0.75	(10.30) to 2.70 (12.57) to (11.67)

DFA—VA Short-Term Fixed	12/31/2002 12/31/2001	8,009,301 2,957,785	1.06 to 13.77 1.03 to 13.37	22,732,503 16,834,786	2.35 4.35	0.60 to 0.75 0.60 to 0.75	3.01 to 5.75 2.53 to 4.82

DFA—VA Global Bond	12/31/2002 12/31/2001	6,783,049 2,615,057	1.12 to 17.69 1.03 to 16.20	20,281,068 15,099,860	2.98 4.19	0.60 to 0.75 0.60 to 0.75	9.24 to 12.51 2.86 to 5.26

Federated American Leaders Fund II	12/31/2002 12/31/2001	2,095,034 1,212,933	0.76 to 19.13 0.95 to 24.13	5,944,038 9,902,320	1.12 1.27	0.60 to 0.75 0.60 to 0.75	(24.46) to (20.73) (4.84) to (4.54)

Federated Utility Fund II	12/31/2002 12/31/2001	169,266 205,152	0.69 to 10.52 0.91 to 13.92	656,852 1,271,096	5.72 3.49	0.60 to 0.75 0.60 to 0.75	(31.25) to (24.44) (14.28) to (8.85)

Federated Prime Money Fund II	12/31/2002 12/31/2001	10,941,419 6,511,385	1.02 to 13.46 1.01 to 13.37	20,919,459 22,911,077	1.50 4.05	0.60 to 0.75 0.60 to 0.75	0.72 to 1.96 1.11 to 3.12

Federated High Income Bond Fund II	12/31/2002 12/31/2001	5,241,215 3,444,980	1.00 to 12.53 0.99 to 12.44	9,372,284 8,773,079	9.42 10.10	0.60 to 0.75 0.60 to 0.75	(0.29) to 0.73 (0.91) to 0.72

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Federated Fund for U.S. Government Securities II	12/31/2002 12/31/2001		2,827,231 1,575,262	$1.12 to $15.84 1.03 to 14.62	$11,402,765 11,076,408	3.78 3.66%	0.60% to 0.75% 0.60 to 0.75	8.34 % to 11.97% 3.21 to 6.34

Wanger U.S. Smaller Companies	12/31/2002 12/31/2001		1,763,435 761,980	0.84 to 20.27 1.01 to 24.52	4,582,950 5,330,531	0.00 0.06	0.60 to 0.75 0.60 to 0.75	(17.35) to (16.18) 1.28 to 10.66

Wanger International Small Cap	12/31/2002 12/31/2001		633,258 239,272	0.73 to 17.49 0.85 to 20.43	2,265,990 2,770,841	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(27.12) to (14.39) (21.67) to (14.72)

Montgomery Variable Series: Growth	12/31/2002 12/31/2001		— 140,331	0.70 to 10.82 0.91 to 14.10	— 1,296,720	0.00 4.32	0.60 to 0.75 0.60 to 0.75	(29.88) to (23.28) (21.27) to (8.46)

Montgomery Variable Series: Emerging Markets	12/31/2002 12/31/2001		860,048 470,045	0.87 to 6.28 0.97 to 6.99	2,014,526 2,396,279	0.15 0.00	0.60 to 0.75 0.60 to 0.75	(13.01) to (10.27) (7.56) to (2.88)

Strong International Stock Fund II	12/31/2002 12/31/2001		181,378 142,827	0.66 to 5.00 0.90 to 6.86	266,700 445,255	8.85 0.00	0.60 to 0.75 0.60 to 0.75	(34.28) to (27.02) (22.64) to (9.78)

Strong Multi Cap Value Fund II	12/31/2002 12/31/2001		1,123,357 286,301	0.74 to 8.34 0.97 to 10.93	1,605,909 1,412,886	0.52 0.00	0.60 to 0.75 0.60 to 0.75	(25.76) to (23.66) (2.66) to 3.45

Stein Roe Small Company Growth	12/31/2002 12/31/2001		600,718 101,819	0.72 to 8.84 0.96 to 11.75	833,414 756,152	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(27.54) to (24.78) (10.61) to (3.50)

Credit Suisse—International Focus	12/31/2002 12/31/2001		511,415 126,231	0.74 to 6.93 0.94 to 8.73	1,487,993 844,564	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(25.72) to (20.59) (22.62) to (6.30)

Credit Suisse—Small Cap Growth	12/31/2002 12/31/2001		1,324,553 394,422	0.68 to 9.56 1.04 to 14.51	2,069,411 3,196,338	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(34.12) to (31.67) (16.55) to 3.67

Aggressive Asset Allocation	12/31/2002	(1)	66,702	0.81 to 0.81	54,008	0.00	0.60 to 0.75	(19.11) to (19.03)

Alger Aggressive Growth	12/31/2002 12/31/2001		1,991,371 561,768	0.61 to 5.52 0.94 to 8.47	2,613,020 2,312,629	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(38.70) to (34.82) (17.00) to (5.79)
American Century International	12/31/2002	(1)	2,622,989	0.79 to 0.80	2,084,357	0.02	0.60 to 0.75	(20.54) to (20.46)

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Clarion Real Estate Securities	12/31/2002 12/31/2001		1,789,691 643,415	$1.06 to $13.16 1.03 to 12.79	$3,997,335 2,803,962	1.59 2.23%	0.60% to 0.75% 0.60 to 0.75	2.93 % to 6.66% 3.49 to 10.33

Conservative Asset Allocation	12/31/2002	(1)	183,067	0.90 to 0.90	165,034	0.00	0.60 to 0.75	(9.91) to (9.82)

Dreyfus Small Cap Value	12/31/2002 12/31/2001		571,317 4,561,318	0.62 to 9.85 1.03 to 16.37	1,786,010 15,429,956	9.53 0.00	0.60 to 0.75 0.60 to 0.75	(39.85) to (38.09) 2.80 to 27.95

Gabelli Global Growth	12/31/2002 12/31/2001	(1)	137,017 26,001	0.79 to 0.80 0.96 to 0.96	109,000 24,871	0.38 0.05	0.60 to 0.75 0.60 to 0.75	(20.56) to (20.38) (4.38) to (4.30)

GE U.S. Equity	12/31/2002 12/31/2001	(1)	450,049 420,827	0.76 to 0.76 0.95 to 0.95	341,736 400,890	0.43 0.00	0.60 to 0.75 0.60 to 0.75	(24.21) to (24.04) (4.80) to (4.72)

Great Companies — AmericaSM	12/31/2002	(1)	30,522	0.96 to 0.96	29,349	0.01	0.60 to 0.75	(3.91) to (3.84)

Great Companies— Global[2]	12/31/2002	(1)	300	0.94 to 0.94	282	0.00	0.60 to 0.75	(6.06) to (5.99)

Great Companies— TechnologySM	12/31/2002	(1)	1,641	0.92 to 0.92	1,513	0.00	0.60 to 0.75	(7.74) to (7.67)

J.P. Morgan Enhanced Index	12/31/2002 12/31/2001		1,954,204 1,427,635	0.71 to 8.89 0.94 to 11.86	5,455,065 7,955,407	0.41 0.64	0.60 to 0.75 0.60 to 0.75	(29.40) to (25.08) (12.55) to (5.60)

Janus Global	12/31/2002 12/31/2001		115,587 161,472	7.21 9.81	833,313 1,583,893	2.41 0.85	0.65 0.65	(26.50) (23.35)

Janus Growth	12/31/2002 12/31/2001		2,092,364 1,452,361	0.61 to 4.79 0.88 to 6.88	5,536,555 6,506,020	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(38.94) to (30.38) (28.67) to (12.14)

LKCM Strategic Total Return	12/31/2002 12/31/2001		336,601 282,469	0.89 to 8.75 1.00 to 9.84	1,090,213 1,314,540	2.87 0.48	0.60 to 0.75 0.60 to 0.75	(11.13) to (10.79) (2.82) to 0.33

Moderate Asset Allocation	12/31/2002	(1)	20,819	0.87 to 0.87	18,177	0.00	0.60 to 0.75	(12.78) to (12.69)

Moderately Aggressive Asset Allocation	12/31/2002	(1)	44,780	0.84 to 0.84	37,810	0.00	0.60 to 0.75	(15.65) to (15.56)

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
PBHG Mid Cap Growth	12/31/2002 12/31/2001	(1)	378,076 39,359	$0.63 to $0.63 0.89 to 0.89	$238,346 34,891	0.00 0.00%	0.60% to 0.75% 0.60 to 0.75	(37.04) % to (36.90) % (11.42) to (11.35)

PIMCO Total Return	12/31/2002	(1)	1,976,562	1.06 to 1.06	2,090,428	0.00	0.60 to 0.75	5.67 to 5.78

Salomon All Cap	12/31/2002 12/31/2001	(1)	260,184 63,552	0.73 to 0.73 0.97 to 0.97	189,514 61,949	1.05 0.10	0.60 to 0.75 0.60 to 0.75	(27.22) to (27.05) (2.60) to (2.52)

Transamerica Equity	12/31/2002 12/31/2001	(1)	315,896 118,811	0.74 to 0.74 0.96 to 0.96	233,965 113,884	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(26.05) to (25.88) (4.19) to (4.11)

Transamerica Growth Opportunities	12/31/2002 12/31/2001	(1)	306,945 3,000	0.97 to 0.97 1.14 to 1.14	298,625 3,428	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(2.87) to (2.64) 14.21 to 14.30

Transamerica Value Balanced	12/31/2002	(1)	46,016	0.89 to 0.89	41,008	1.50	0.60 to 0.75	(10.97) to (10.88)

Van Kampen Active International Allocation	12/31/2002 12/31/2001		1,789,415 1,400,756	0.76 to 7.11 0.92 to 8.62	4,284,484 5,969,504	0.18 0.00	0.60 to 0.75 0.60 to 0.75	(24.06) to (17.51) (23.45) to (7.77)

Van Kampen Emerging Growth	12/31/2002 12/31/2001	(1)	323,010 78,466	0.58 to 0.58 0.87 to 0.87	187,564 68,515	0.12 0.03	0.60 to 0.75 0.60 to 0.75	(42.01) to (41.88) (12.72) to (12.65)

Alliance Growth	12/31/2002 12/31/2001	(1)	206,295 22,943	0.65 to 0.65 0.92 to 0.92	134,871 21,061	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(34.69) to (34.54) (8.28) to (8.20)

Alliance Technology	12/31/2002 12/31/2001	(1)	57,016 3,000	0.53 to 0.53 0.92 to 0.92	30,278 2,755	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(46.99) to (46.86) (8.22) to (8.14)

Alliance Premier Growth	12/31/2002 12/31/2001	(1)	194,796 74,808	0.64 to 0.64 0.94 to 0.94	125,400 70,067	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(35.74) to (35.59) (6.39) to (6.32)

Dreyfus— Core Bond	12/31/2002 12/31/2001		549,261 277,152	1.07 to 1.07 1.01 to 1.01	588,827 280,112	5.12 3.61	0.60 to 0.75 0.60 to 0.75	7.07 to 7.31 1.01 to 1.10

Dreyfus Socially Responsible Growth Fund, Inc.— Service Class	12/31/2002		125,103	0.64 to 0.64	79,929	0.02	0.60 to 0.75	(36.19) to (36.04)

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

12/31/2001	(1)	10,766	0.91 to 0.91	9,769	0.00	0.60 to 0.75	(9.27) to (9.20)

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest

Dreyfus VIF—Appreciation	12/31/2002 12/31/2001		574,346 224,484	$0.79 to $0.79 0.96 to 0.96	$454,819 215,221	1.31 2.21%	0.60% to 0.75% 0.60 to 0.75	(20.95) % to (20.76)% (4.16) to (4.09)

Seligman Global Technology	12/31/2002 12/31/2001	(1)	60,743 14,997	0.61 to 0.62 0.91 to 0.91	37,395 13,624	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(38.54) to (38.39) (9.22) to (9.14)

Seligman Communications and Information	12/31/2002 12/31/2001	(1)	41,798 40,673	0.63 to 0.63 0.99 to 0.99	26,242 40,304	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(37.32) to (37.18) (0.97) to (0.89)

Seligman Capital	12/31/2002 12/31/2001	(1)	97,158 43,363	0.64 to 0.64 0.96 to 0.96	61,846 41,560	0.00 0.00	0.60 to 0.75 0.60 to 0.75	(36.44) to 6.21 (4.22) to (4.14)

Vanguard— Equity Index	12/31/2002	(1)	4,236,075	0.82 to 0.82	3,459,340	0.00	0.60 to 0.75	(18.41) to (18.33)

Vanguard— Mid-Cap Index	12/31/2002	(1)	474,659	0.80 to 0.80	378,457	0.00	0.60 to 0.75	(20.34) to (20.26)

Vanguard—REIT Index	12/31/2002	(1)	1,822,963	0.94 to 0.94	1,715,385	0.00	0.60 to 0.75	(5.99) to (5.90)

Vanguard— Short-Term Corporate	12/31/2002	(1)	1,645,082	1.04 to 1.05	1,720,066	0.00	0.60 to 0.75	4.48 to 4.58
Vanguard— Total Bond Market Index	12/31/2002	(1)	894,571	1.06 to 1.06	950,030	0.00	0.60 to 0.75	6.10 to 6.21

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratios for periods of less than one year have been annualized.

***

These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

these expenses in the calculation would result in a reduction in the total return presented.

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2002

5. Assets Retained by Peoples Benefit Life

A summary of those subaccounts for which the market value of Peoples Benefit Life’s capital contributions exceed 5% of net assets follows:

Subaccount	Market Value
Great Companies—Global [2]	$282
Great Companies—TechnologySM	277
Alliance Technology	1,592
Seligman Communications and Information	1,883

6. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of .45%, .50%, .60% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. PBL also deducts an annual policy fee of $30 per contract. The annual fee is deducted proportionately from the subaccounts’ accumulated value. These deductions represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

7. Income Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to PBL, as long as earnings are credited under the variable annuity contracts.

8. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

FINANCIAL STATEMENTS

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Year Ended December 31, 2002

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Financial Statements

Year Ended December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of the Advisor’s Edge Select Variable Annuity,

Peoples Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the Federated American Leaders Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated High Income Bond Fund II, Federated Fund for U.S. Government Securities II, Wanger U.S. Smaller Companies, Wanger International Small Cap, Montgomery Variable Series: Growth, Montgomery Variable Series: Emerging Markets, Strong International Stock Fund II, Strong Multi Cap Value Fund II, Stein Roe Small Company Growth, Credit Suisse—International Focus, Credit Suisse—Small Cap Growth, Aggressive Asset Allocation, Alger Aggressive Growth, American Century International, Clarion Real Estate Securities, Conservative Asset Allocation, Dreyfus Small Cap Value, Gabelli Global Growth, GE U.S. Equity, Great Companies—AmericaSM, Great Companies—Global2, Great Companies—TechnologySM, J.P. Morgan Enhanced Index, Janus Global, Janus Growth, LKCM Strategic Total Return, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, PBHG Mid Cap Growth, PIMCO Total Return, Salomon All Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Emerging Growth, Alliance Growth, Alliance Technology, Alliance Premier Growth, Dreyfus—Core Bond, Dreyfus Socially Responsible Growth Fund, Inc.—Service Class, Dreyfus VIF—Appreciation, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Vanguard—Equity Index, Vanguard—Mid-Cap Index, Vanguard—REIT Index, Vanguard—Short-Term Corporate, and Vanguard—Total Bond Market Index subaccounts), which are available for investment by contract owners of the Advisor’s Edge Select Variable Annuity, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

1

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor’s Edge Select Variable Annuity at December 31, 2002, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

January 31, 2003

2

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2002

	Federated American Leaders Fund II Subaccount	Federated Utility Fund II Subaccount	Federated Prime Money Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Assets
Investment in securities:
Number of shares	246,836.409	14,985.537	7,422,559.580	240,991.884

Cost	$3,996,988	$107,508	$7,422,560	$1,655,657

Investments in mutual funds, at net asset value	$3,754,382	$112,691	$7,422,560	$1,706,223
Receivable for units sold	56	1	5	—

Total assets	3,754,438	112,692	7,422,565	1,706,223

Liabilities
Payable for units redeemed	—	—	—	3

	$3,754,438	$112,692	$7,422,565	$1,706,220

Net Assets:
Deferred annuity contracts terminable by owners	3,754,438	112,692	7,422,565	1,706,220

Total net assets	$3,754,438	$112,692	$7,422,565	$1,706,220

Accumulation units outstanding:
M&E—1.45%	2,635,744	32,996	3,325,810	170,786

M&E—1.50%	1,923,100	140,048	2,716,217	1,549,197

M&E—1.60%	170,886	8,642	1,070,057	63,680

Accumulation unit value:
M&E—1.45%	$0.747361	$0.680221	$1.006532	$0.986571

M&E—1.50%	$0.861714	$0.602524	$1.104632	$0.952135

M&E—1.60%	$0.745665	$0.678685	$1.004255	$0.984337

See accompanying notes.

3

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Montgomery Variable Series: Growth Subaccount
Assets
Investment in securities:
Number of shares	515,912.342	171,295.456	102,297.990	—

Cost	$5,940,867	$3,111,810	$1,297,113	$—

Investments in mutual funds, at net asset value	$6,180,630	$3,170,679	$1,357,494	$—
Receivable for units sold	—	37	—	—

Total assets	6,180,630	3,170,716	1,357,494	—

Liabilities
Payable for units redeemed	26	—	21	—

	$6,180,604	$3,170,716	$1,357,473	$—

Net Assets:
Deferred annuity contracts terminable by owners	6,180,604	3,170,716	1,357,473	—

Total net assets	$6,180,604	$3,170,716	$1,357,473	$—

Accumulation units outstanding:
M&E—1.45%	3,243,760	2,907,975	770,108	—

M&E—1.50%	2,056,457	647,177	631,422	—

M&E—1.60%	75,065	50,096	53,272	—

Accumulation unit value:
M&E—1.45%	$1.105296	$0.827438	$0.721055	—

M&E—1.50%	$1.221765	$1.117454	$1.209740	—

M&E—1.60%	$1.102801	$0.825548	$0.719427	—

See accompanying notes.

4

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Montgomery Variable Series: Emerging Markets Subaccount	Strong International Stock Fund II Subaccount	Strong Multi Cap Value Fund II Subaccount	Stein Roe Small Company Growth Subaccount
Assets
Investment in securities:
Number of shares	18,716.626	26,238.686	439,974.975	20,441.859

Cost	$132,011	$136,467	$3,726,625	$144,055

Investments in mutual funds, at net asset value	$121,845	$139,327	$3,207,418	$140,844
Receivable for units sold	6	—	43	—

Total assets	121,851	139,327	3,207,461	140,844

Liabilities
Payable for units redeemed	—	2	—	—

	$121,851	$139,325	$3,207,461	$140,844

Net Assets:
Deferred annuity contracts terminable by owners	121,851	139,325	3,207,461	140,844

Total net assets	$121,851	$139,325	$3,207,461	$140,844

Accumulation units outstanding:
M&E—1.45%	27,483	8,020	2,638,983	32,144

M&E—1.50%	80,829	134,981	1,319,288	109,596

M&E—1.60%	21,737	61,241	47,498	13,547

Accumulation unit value:
M&E—1.45%	$0.860715	$0.650271	$0.734534	$0.716899

M&E—1.50%	$0.983917	$0.699183	$0.935527	$0.986448

M&E—1.60%	$0.858749	$0.648798	$0.732871	$0.715271

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Credit Suisse— International Focus Subaccount	Credit Suisse— Small Cap Growth Subaccount	Aggressive Asset Allocation Subaccount	Alger Aggressive Growth Subaccount
Assets
Investment in securities:
Number of shares	213,525.224	139,545.690	29.556	42,895.819

Cost	$1,424,404	$1,471,597	$297	$682,483

Investments in mutual funds, at net asset value	$1,426,348	$1,296,379	$241	$459,843
Receivable for units sold	—	5	—	9

Total assets	1,426,348	1,296,384	241	459,852

Liabilities
Payable for units redeemed	14	—	—	—

	$1,426,334	$1,296,384	$241	$459,852

Net Assets:
Deferred annuity contracts terminable by owners	1,426,334	1,296,384	241	459,852

Total net assets	$1,426,334	$1,296,384	$241	$459,852

Accumulation units outstanding:
M&E—1.45%	1,681,258	51,311	100	36,873

M&E—1.50%	264,215	1,483,995	100	731,259

M&E—1.60%	1,000	2,480	100	75,913

Accumulation unit value:
M&E—1.45%	$0.734922	$0.674545	$0.805134	$0.606471

M&E—1.50%	$0.719139	$0.849129	$0.804872	$0.535453

M&E—1.60%	$0.733260	$0.673015	$0.804335	$0.605096

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	American Century International Subaccount	Clarion Real Estate Securities Subaccount	Conservative Asset Allocation Subaccount	Dreyfus Small Cap Value Subaccount
Assets
Investment in securities:
Number of shares	205,710.912	156,098.281	8,074.186	241,708.125

Cost	$1,241,211	$1,742,052	$73,422	$1,778,717

Investments in mutual funds, at net asset value	$1,236,323	$1,781,081	$73,394	$1,844,233
Receivable for units sold	—	—	—	—

Total assets	1,236,323	1,781,081	73,394	1,844,233

Liabilities
Payable for units redeemed	6	37	—	11

	$1,236,317	$1,781,044	$73,394	$1,844,222

Net Assets:
Deferred annuity contracts terminable by owners	1,236,317	1,781,044	73,394	1,844,222

Total net assets	$1,236,317	$1,781,044	$73,394	$1,844,222

Accumulation units outstanding:
M&E—1.45%	1,542,567	1,174,467	81,650	516,634

M&E—1.50%	100	418,031	100	1,141,265

M&E—1.60%	20,477	10,545	100	152,626

Accumulation unit value:
M&E—1.45%	$0.790927	$1.052859	$0.896699	$0.611129

M&E—1.50%	$0.790662	$1.276028	$0.896399	$1.257753

M&E—1.60%	$0.790146	$1.050472	$0.895814	$0.609748

See accompanying notes.

7

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Gabelli Global Growth Subaccount	GE U.S. Equity Subaccount	Great Companies — AmericaSM Subaccount	Great Companies — Global[2] Subaccount
Assets
Investment in securities:
Number of shares	69,372.819	65,916.812	7,771.140	2,080.111

Cost	$465,636	$723,918	$62,133	$11,738

Investments in mutual funds, at net asset value	$472,429	$711,242	$61,237	$11,586
Receivable for units sold	—	10	1	—

Total assets	472,429	711,252	61,238	11,586

Liabilities
Payable for units redeemed	1	—	—	—

	$472,428	$711,252	$61,238	$11,586

Net Assets:
Deferred annuity contracts terminable by owners	472,428	711,252	61,238	11,586

Total net assets	$472,428	$711,252	$61,238	$11,586

Accumulation units outstanding:
M&E—1.45%	505,923	829,883	63,751	100

M&E—1.50%	3,096	36,673	100	100

M&E—1.60%	92,281	82,224	100	12,186

Accumulation unit value:
M&E—1.45%	$0.785956	$0.749819	$0.957577	$0.936153

M&E—1.50%	$0.785353	$0.749245	$0.957335	$0.935917

M&E—1.60%	$0.784157	$0.748118	$0.956873	$0.935455

See accompanying notes.

8

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Great Companies— TechnologySM Subaccount	J.P. Morgan Enhanced Index Subaccount	Janus Global Subaccount	Janus Growth Subaccount
Assets
Investment in securities:
Number of shares	104.940	209,102.013	134,497.731	104,791.301

Cost	$298	$2,444,605	$2,914,382	$3,035,302

Investments in mutual funds, at net asset value	$276	$2,078,474	$1,769,990	$2,397,625
Receivable for units sold	—	41	13	59

Total assets	276	2,078,515	1,770,003	2,397,684

Liabilities
Payable for units redeemed	—	—	—	—

	$276	$2,078,515	$1,770,003	$2,397,684

Net Assets:
Deferred annuity contracts terminable by owners	276	2,078,515	1,770,003	2,397,684

Total net assets	$276	$2,078,515	$1,770,003	$2,397,684

Accumulation units outstanding:
M&E—1.45%	100	477,109	—	144,048

M&E—1.50%	100	2,285,629	2,532,106	4,871,312

M&E—1.60%	100	13,804	—	79,995

Accumulation unit value:
M&E—1.45%	$0.919381	$0.698515	—	$0.604136

M&E—1.50%	$0.919147	$0.759365	$0.699024	$0.464442

M&E—1.60%	$0.918699	$0.696931	—	$0.602760

See accompanying notes.

9

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	LKCM Strategic Total Return Subaccount	Moderate Asset Allocation Subaccount	Moderately Aggressive Asset Allocation Subaccount	PBHG Mid Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	96,361.717	29.557	14,504.859	116,459.711

Cost	$1,273,908	$297	$120,068	$884,786

Investments in mutual funds, at net asset value	$1,204,521	$260	$123,581	$804,737
Receivable for units sold	11	—	1	9

Total assets	1,204,532	260	123,582	804,746

Liabilities
Payable for units redeemed	—	—	—	—

	$1,204,532	$260	$123,582	$804,746

Net Assets:
Deferred annuity contracts terminable by owners	1,204,532	260	123,582	804,746

Total net assets	$1,204,532	$260	$123,582	$804,746

Accumulation units outstanding:
M&E—1.45%	663,096	100	146,987	1,197,141

M&E—1.50%	643,796	100	100	9,803

M&E—1.60%	84,921	100	100	85,202

Accumulation unit value:
M&E—1.45%	$0.880590	$0.868208	$0.839628	$0.622895

M&E—1.50%	$0.848104	$0.867926	$0.839352	$0.622416

M&E—1.60%	$0.878590	$0.867347	$0.838801	$0.621468

See accompanying notes.

10

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares	103,560.343	23,852.776	26,373.932	215,969.544

Cost	$1,056,329	$231,477	$402,969	$2,139,504

Investments in mutual funds, at net asset value	$1,099,811	$231,372	$362,378	$2,068,988
Receivable for units sold	—	3	6	13

Total assets	1,099,811	231,375	362,384	2,069,001

Liabilities
Payable for units redeemed	7	—	—	—

	$1,099,804	$231,375	$362,384	$2,069,001

Net Assets:
Deferred annuity contracts terminable by owners	1,099,804	231,375	362,384	2,069,001

Total net assets	$1,099,804	$231,375	$362,384	$2,069,001

Accumulation units outstanding:
M&E—1.45%	1,036,839	250,520	305,915	2,132,708

M&E—1.50%	100	45,661	75,728	3,116

M&E—1.60%	8,679	25,207	113,981	17,094

Accumulation unit value:
M&E—1.45%	$1.051831	$0.720128	$0.731635	$0.961040

M&E—1.50%	$1.051492	$0.719587	$0.731084	$0.960307

M&E—1.60%	$1.050791	$0.718498	$0.729962	$0.958854

See accompanying notes.

11

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount	Alliance Growth Subaccount
Assets
Investment in securities:
Number of shares	34,699.679	160,325.017	13,933.477	11,345.627

Cost	$410,519	$1,175,610	$217,379	$144,483

Investments in mutual funds, at net asset value	$369,899	$1,216,867	$181,135	$132,744
Receivable for units sold	3	—	6	2

Total assets	369,902	1,216,867	181,141	132,746

Liabilities
Payable for units redeemed	—	20	—	—

	$369,902	$1,216,847	$181,141	$132,746

Net Assets:
Deferred annuity contractsterminable by owners	369,902	1,216,847	181,141	132,746

Total net assets	$369,902	$1,216,847	$181,141	$132,746

Accumulation units outstanding:
M&E—1.45%	370,296	244,047	203,958	200,515

M&E—1.50%	47,036	1,433,433	48,938	3,933

M&E—1.60%	100	4,406	63,015	1,000

Accumulation unit value:
M&E—1.45%	$0.886170	$0.751391	$0.573719	$0.646147

M&E—1.50%	$0.885883	$0.718673	$0.573286	$0.645660

M&E—1.60%	$0.885293	$0.749680	$0.572417	$0.644681

See accompanying notes.

12

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Alliance Technology Subaccount	Alliance Premier Growth Subaccount	Dreyfus—Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc.— Service Class Subaccount
Assets
Investment in securities:
Number of shares	2,720.388	643.366	162,011.219	1,515.148

Cost	$43,528	$15,228	$2,055,178	$31,828

Investments in mutual funds, at net asset value	$27,149	$11,124	$2,085,084	$28,545
Receivable for units sold	1	—	—	1

Total assets	27,150	11,124	2,085,084	28,546

Liabilities
Payable for units redeemed	—	—	15	—

	$27,150	$11,124	$2,085,069	$28,546

Net Assets:
Deferred annuity contractsterminable by owners	27,150	11,124	2,085,069	28,546

Total net assets	$27,150	$11,124	$2,085,069	$28,546

Accumulation units outstanding:
M&E—1.45%	17,582	15,501	1,917,652	41,926

M&E—1.50%	9,401	1,000	32,742	2,291

M&E—1.60%	24,846	1,000	17,990	1,000

Accumulation unit value:
M&E—1.45%	$0.524490	$0.635740	$1.059315	$0.631371

M&E—1.50%	$0.524102	$0.635257	$1.058521	$0.630886

M&E—1.60%	$0.523302	$0.634295	$1.056913	$0.629933

See accompanying notes.

13

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Dreyfus VIF—Appreciation Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount
Assets
Investment in securities:
Number of shares	57,933.232	4,674.705	3,171.352	9,852.788

Cost	$1,710,521	$67,806	$24,846	$142,553

Investments in mutual funds, at net asset value	$1,663,263	$41,231	$25,339	$81,286
Receivable for units sold	26	1	1	1

Total assets	1,663,289	41,232	25,340	81,287

Liabilities
Payable for units redeemed	—	—	—	—

	$1,663,289	$41,232	$25,340	$81,287

Net Assets:
Deferred annuity contracts terminable by owners	1,663,289	41,232	25,340	81,287

Total net assets	$1,663,289	$41,232	$25,340	$81,287

Accumulation units outstanding:
M&E—1.45%	2,053,954	10,485	20,722	57,673

M&E—1.50%	1,000	1,000	8,871	11,998

M&E—1.60%	71,732	56,446	11,301	59,743

Accumulation unit value:
M&E—1.45%	$0.782164	$0.608115	$0.620142	$0.628818

M&E—1.50%	$0.781571	$0.607655	$0.619670	$0.628329

M&E—1.60%	$0.780391	$0.606735	$0.618727	$0.627386

See accompanying notes.

14

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Vanguard—Equity Index Subaccount	Vanguard—Mid- Cap Index Subaccount	Vanguard—REIT Index Subaccount	Vanguard—Short- Term Corporate Subaccount
Assets
Investment in securities:
Number of shares	41,494.665	65,718.747	7,242.588	248,662.332

Cost	$914,954	$694,018	$92,303	$2,604,479

Investments in mutual funds, at net asset value	$899,604	$696,619	$92,995	$2,663,174
Receivable for units sold	17	6	—	—

Total assets	899,621	696,625	92,995	2,663,174

Liabilities
Payable for units redeemed	—	—	2	16

	$899,621	$696,625	$92,993	$2,663,158

Net Assets:
Deferred annuity contractsterminable by owners	899,621	696,625	92,993	2,663,158

Total net assets	$899,621	$696,625	$92,993	$2,663,158

Accumulation units outstanding:
M&E—1.45%	1,054,250	776,001	37,049	2,524,331

M&E—1.50%	11,717	100	100	100

M&E—1.60%	41,850	102,559	62,291	36,469

Accumulation unit value:
M&E—1.45%	$0.812100	$0.792918	$0.935754	$1.039945

M&E—1.50%	$0.811830	$0.792657	$0.935453	$1.039606

M&E—1.60%	$0.811297	$0.792134	$0.934829	$1.038911

See accompanying notes.

15

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

Vanguard—Total Bond Market Index Subaccount
Assets
Investment in securities:
Number of shares	10,143.425

Cost	$115,490

Investments in mutual funds,at net asset value	$119,084
Receivable for units sold	—

Total assets	119,084

Liabilities
Payable for units redeemed	1

$119,083

Net Assets:
Deferred annuity contractsterminable by owners	119,083

Total net assets	$119,083

Accumulation units outstanding:
M&E—1.45%	93,787

M&E—1.50%	100

M&E—1.60%	18,889

Accumulation unit value:
M&E—1.45%	$1.056094

M&E—1.50%	$1.055755

M&E—1.60%	$1.055054

See accompanying notes.

16

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Federated American Leaders Fund II Subaccount	Federated Utility Fund II Subaccount	Federated Prime Money Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Net investment income (loss)
Income:
Dividends	$34,989	$12,737	$170,062	$80,679
Expenses:
Administrative, mortality and expense risk charges	52,079	3,150	175,386	14,167

Net investment income (loss)	(17,090)	9,587	(5,324)	66,512

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,388,095	272,116	158,870,574	837,065
Cost of investments sold	2,955,505	378,383	158,870,574	927,403

Net realized capital gains (losses) on investments	(567,410)	(106,267)	—	(90,338)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	48,330	(15,687)	—	(31,756)
End of period	(242,606)	5,183	—	50,566

Net change in unrealized appreciation/depreciation of investments	(290,936)	20,870	—	82,322

Net realized and unrealized capital gains (losses) on investments	(858,346)	(85,397)	—	(8,016)

Increase (decrease) in net assets from operations	$(875,436)	$(75,810)	$(5,324)	$58,496

See accompanying notes.

17

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Montgomery Variable Series: Growth Subaccount
Net investment income (loss)
Income:
Dividends	$236,092	$—	$—	$—
Expenses
Administrative, mortality and expense risk charges	100,795	29,099	24,482	11,144

Net investment income (loss)	135,297	(29,099)	(24,482)	(11,144)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	5,547,946	1,928,324	20,842,694	1,285,316
Cost of investments sold	5,293,919	2,258,347	20,938,075	2,126,086

Net realized capital gains (losses) on investments	254,027	(330,023)	(95,381)	(840,770)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	141,258	(2,414)	37,372	(536,456)
End of period	239,763	58,869	60,381	—

Net change in unrealized appreciation/depreciation of investments	98,505	61,283	23,009	536,456

Net realized and unrealized capital gains (losses) on investments	352,532	(268,740)	(72,372)	(304,314)

Increase (decrease) in net assets from operations	$487,829	$(297,839)	$(96,854)	$(315,458)

See accompanying notes.

18

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Montgomery Variable Series: Emerging Markets Subaccount	Strong International Stock Fund II Subaccount	Strong Multi Cap Value Fund II Subaccount	Stein Roe Small Company Growth Subaccount
Net investment income (loss)
Income:
Dividends	$227	$4,514	$17,179	$—
Expenses
Administrative, mortality and expense risk charges	4,408	3,180	52,579	2,662

Net investment income (loss)	(4,181)	1,334	(35,400)	(2,662)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	209,352	—
Proceeds from sales	19,030,415	8,203,990	2,386,147	2,673,307
Cost of investments sold	18,903,914	8,211,158	2,921,722	2,740,632

Net realized capital gains (losses) on investments	126,501	(7,168)	(326,223)	(67,325)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,386	2,663	244,406	(3,463)
End of period	(10,166)	2,860	(519,207)	(3,211)

Net change in unrealized appreciation/depreciation of investments	(12,552)	197	(763,613)	252

Net realized and unrealized capital gains (losses) on investments	113,949	(6,971)	(1,089,836)	(67,073)

Increase (decrease) in net assets from operations	$109,768	$(5,637)	$(1,125,236)	$(69,735)

See accompanying notes.

19

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Credit Suisse —International Focus Subaccount	Credit Suisse — Small Cap Growth Subaccount	Aggressive Asset Allocation Subaccount(1)	Alger Aggressive Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses
Administrative, mortality and expense risk charges	24,670	24,655	1	12,691

Net investment income (loss)	(24,670)	(24,655)	(1)	(12,691)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	20,589,866	5,565,530	2	641,425
Cost of investments sold	20,812,103	7,095,329	2	1,155,937

Net realized capital gains (losses) on investments	(222,237)	(1,529,799)	—	(514,512)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	32,768	(998,733)	—	(368,250)
End of period	1,944	(175,218)	(56)	(222,640)

Net change in unrealized appreciation/depreciation of investments	(30,824)	823,515	(56)	145,610

Net realized and unrealized capital gains (losses) on investments	(253,061)	(706,284)	(56)	(368,902)

Increase (decrease) in net assets from operations	$(277,731)	$(730,939)	$(57)	$(381,593)

See accompanying notes.

20

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	American Century International Subaccount(1)	Clarion Real Estate Securities Subaccount	Conservative Asset Allocation Subaccount(1)	Dreyfus Small Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$3,951	$26,990	$—	$665,541
Expenses
Administrative, mortality and expense risk charges	6,001	16,674	1	59,172

Net investment income (loss)	(2,050)	10,316	(1)	606,369

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,780	—	—
Proceeds from sales	14,458,672	1,779,357	2	4,589,987
Cost of investments sold	14,344,858	1,804,768	2	7,368,634

Net realized capital gains (losses) on investments	113,814	(23,631)	—	(2,778,647)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	34,358	—	274,973
End of period	(4,888)	39,029	(28)	65,516

Net change in unrealized appreciation/depreciation of investments	(4,888)	4,671	(28)	(209,457)

Net realized and unrealized capital gains (losses) on investments	108,926	(18,960)	(28)	(2,988,104)

Increase (decrease) in net assets from operations	$106,876	$(8,644)	$(29)	$(2,381,735)

See accompanying notes.

21

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Gabelli Global Growth Subaccount	GE U.S. Equity Subaccount	Great Companies— AmericaSM Subaccount(1)	Great Companies— Global[2] Subaccount(1)
Net investment income (loss)
Income:
Dividends	$6,122	$2,015	$234	$160
Expenses
Administrative, mortality and expense risk charges	12,683	4,537	538	96

Net investment income (loss)	(6,561)	(2,522)	(304)	64

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	5,231,100	708,499	28,299	1,262,003
Cost of investments sold	5,437,652	715,892	28,728	1,265,584

Net realized capital gains (losses) on investments	(206,552)	(7,393)	(429)	(3,581)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,019	227	—	—
End of period	6,793	(12,676)	(896)	(152)

Net change in unrealized appreciation/depreciation of investments	2,774	(12,903)	(896)	(152)

Net realized and unrealized capital gains (losses) on investments	(203,778)	(20,296)	(1,325)	(3,733)

Increase (decrease) in net assets from operations	$(210,339)	$(22,818)	$(1,629)	$(3,669)

See accompanying notes.

22

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Great Companies— TechnologySM Subaccount(1)	J.P. Morgan Enhanced Index Subaccount	Janus Global Subaccount	Janus Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$10,856	$60,705	$—
Expenses
Administrative, mortality and expense risk charges	1	49,869	33,514	50,890

Net investment income (loss)	(1)	(39,013)	27,191	(50,890)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2	3,062,273	1,297,522	3,648,642
Cost of investments sold	2	4,661,706	2,989,008	7,550,905

Net realized capital gains (losses) on investments	—	(1,599,433)	(1,691,486)	(3,902,263)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(874,236)	(2,109,777)	(3,239,200)
End of period	(22)	(366,131)	(1,144,392)	(637,677)

Net change in unrealized appreciation/depreciation of investments	(22)	508,105	965,385	2,601,523

Net realized and unrealized capital gains (losses) on investments	(22)	(1,091,328)	(726,101)	(1,300,740)

Increase (decrease) in net assets from operations	$(23)	$(1,130,341)	$(698,910)	$(1,351,630)

See accompanying notes.

23

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	LKCM Strategic Total Return Subaccount	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)	PBHG Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$34,386	$—	$—	$—
Expenses
Administrative, mortality and expense risk charges	15,148	1	261	10,681

Net investment income (loss)	19,238	(1)	(261)	(10,681)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	583,626	3	265	4,062,537
Cost of investments sold	694,737	3	308	4,258,581

Net realized capital gains (losses) on investments	(111,111)	—	(43)	(196,044)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(51,464)	—	—	9,968
End of period	(69,387)	(37)	3,513	(80,049)

Net change in unrealized appreciation/depreciation of investments	(17,923)	(37)	3,513	(90,017)

Net realized and unrealized capital gains (losses) on investments	(129,034)	(37)	3,470	(286,061)

Increase (decrease) in net assets from operations	$(109,796)	$(38)	$3,209	$(296,742)

See accompanying notes.

24

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$3,062	$—	$—
Expenses
Administrative, mortality and expense risk charges	3,726	22,317	5,223	16,808

Net investment income (loss)	(3,726)	(19,255)	(5,223)	(16,808)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	533	—	—
Proceeds from sales	31,122	5,585,355	193,897	2,218,673
Cost of investments sold	29,696	6,214,012	235,703	2,277,085

Net realized capital gains (losses) on investments	1,426	(628,124)	(41,806)	(58,412)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(69,387)	5,270	42,289
End of period	43,482	(105)	(40,591)	(70,516)

Net change in unrealized appreciation/depreciation of investments	43,482	69,282	(45,861)	(112,805)

Net realized and unrealized capital gains (losses) on investments	44,908	(558,842)	(87,667)	(171,217)

Increase (decrease) in net assets from operations	$41,182	$(578,097)	$(92,890)	$(188,025)

See accompanying notes.

25

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Transamerica Value Balanced Subaccount(1)	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount	Alliance Growth Subaccount
Net investment income (loss)
Income:
Dividends	$13,289	$3,146	$199	$—
Expenses
Administrative, mortality and expense risk charges	3,270	23,433	3,482	2,030

Net investment income (loss)	10,019	(20,287)	(3,283)	(2,030)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	11,986	—	—	—
Proceeds from sales	114,943	44,467,690	3,664,110	2,852,390
Cost of investments sold	123,152	44,416,226	3,739,669	2,883,439

Net realized capital gains (losses) on investments	3,777	51,464	(75,559)	(31,049)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	3,550	1,760	332
End of period	(40,620)	41,257	(36,244)	(11,739)

Net change in unrealized appreciation/depreciation of investments	(40,620)	37,707	(38,004)	(12,071)

Net realized and unrealized capital gains (losses) on investments	(36,843)	89,171	(113,563)	(43,120)

Increase (decrease) in net assets from operations	$(26,824)	$68,884	$(116,846)	$(45,150)

See accompanying notes.

26

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Alliance Technology Subaccount	Alliance Premier Growth Subaccount	Dreyfus—Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc.—Service Class Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$146,846	$5
Expenses
Administrative, mortality and expense risk charges	494	214	43,486	505

Net investment income (loss)	(494)	(214)	103,360	(500)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	3,830	46,580	4,617,236	22,588
Cost of investments sold	5,714	47,165	4,741,976	29,095

Net realized capital gains (losses) on investments	(1,884)	(585)	(124,740)	(6,507)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	183	(51)	(43,565)	2,102
End of period	(16,379)	(4,104)	29,906	(3,283)

Net change in unrealized appreciation/depreciation of investments	(16,562)	(4,053)	73,471	(5,385)

Net realized and unrealized capital gains (losses) on investments	(18,446)	(4,638)	(51,269)	(11,892)

Increase (decrease) in net assets from operations	$(18,940)	$(4,852)	$52,091	$(12,392)

See accompanying notes.

27

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Dreyfus VIF —Appreciation Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount
Net investment income (loss)
Income:
Dividends	$17,206	$—	$—	$—
Expenses
Administrative, mortality and expense risk charges	27,173	844	1,700	1,451

Net investment income (loss)	(9,967)	(844)	(1,700)	(1,451)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,908,916	9,834	1,388,115	11,279
Cost of investments sold	3,385,444	16,331	1,525,101	26,236

Net realized capital gains (losses) on investments	(476,528)	(6,497)	(136,986)	(14,957)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(29,793)	(10,465)	(20,060)	(36,024)
End of period	(47,258)	(26,575)	493	(61,267)

Net change in unrealized appreciation/depreciation of investments	(17,465)	(16,110)	20,553	(25,243)

Net realized and unrealized capital gains (losses) on investments	(493,993)	(22,607)	(116,433)	(40,200)

Increase (decrease) in net assets from operations	$(503,960)	$(23,451)	$(118,133)	$(41,651)

See accompanying notes.

28

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Vanguard— Equity Index Subaccount(1)	Vanguard—Mid Cap Index Subaccount(1)	Vanguard— REIT Index Subaccount(1)	Vanguard— Short-Term Corporate Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses
Administrative, mortality and expense risk charges	6,046	1,889	340	7,376

Net investment income (loss)	(6,046)	(1,889)	(340)	(7,376)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	734,392	18,987	635	59,612
Cost of investments sold	818,660	20,417	681	58,085

Net realized capital gains (losses) on investments	(84,268)	(1,430)	(46)	1,527

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(15,350)	2,601	692	58,695

Net change in unrealized appreciation/depreciation of investments	(15,350)	2,601	692	58,695

Net realized and unrealized capital gains (losses) on investments	(99,618)	1,171	646	60,222

Increase (decrease) in net assets from operations	$(105,664)	$(718)	$306	$52,846

See accompanying notes.

29

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

Vanguard—Total Bond Market Index Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—
Expenses
Administrative, mortality and expense risk charges	564

Net investment income (loss)	(564)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	4,659
Cost of investments sold	4,469

Net realized capital gains (losses) on investments	190

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—
End of period	3,594

Net change in unrealized appreciation/depreciation of investments	3,594

Net realized and unrealized capital gains (losses) on investments	3,784

Increase (decrease) in net assets from operations	$3,220

See accompanying notes.

30

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Federated American Leaders Fund II Subaccount		Federated Utility Fund II Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(17,090)	$(8,031)	$9,587	$6,461
Net realized capital gains (losses) on investments	(567,410)	(11,785)	(106,267)	(89,105)
Net change in unrealized appreciation/depreciation of investments	(290,936)	2,535	20,870	15,424

Increase (decrease) in net assets from operations	(875,436)	(17,281)	(75,810)	(67,220)

Contract transactions
Net contract purchase payments	699,716	781,532	440	54,706
Transfer payments from (to) other subaccounts or general account	928,294	1,330,612	(25,607)	(51,728)
Contract terminations, withdrawals, and other deductions	(442,798)	(350,992)	(86,562)	(14,485)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	1,185,212	1,761,152	(111,729)	(11,507)

Net increase (decrease) in net assets	309,776	1,743,871	(187,539)	(78,727)

Net assets:
Beginning of the period	3,444,662	1,700,791	300,231	378,958

End of the period	$3,754,438	$3,444,662	$112,692	$300,231

See accompanying notes.

31

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Federated Prime Money Fund II Subaccount		Federated High Income Bond Fund II Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(5,324)	$104,387	$66,512	$60,372
Net realized capital gains (losses) on investments	—	—	(90,338)	(64,103)
Net change in unrealized appreciation/depreciation of investments	—	—	82,322	5,020

Increase (decrease) in net assets from operations	(5,324)	104,387	58,496	1,289

Contract transactions
Net contract purchase payments	23,014,062	9,836,244	172,892	250,178
Transfer payments from (to) other subaccounts or general account	(4,303,480)	(4,165,634)	1,047,840	33,730
Contract terminations, withdrawals, and other deductions	(19,646,436)	(1,219,960)	(325,703)	(197,998)
Contract maintenance charges	(158)	—	(25)	—

Increase (decrease) in net assets from contract transactions	(936,012)	4,450,650	895,004	85,910

Net increase (decrease) in net assets	(941,336)	4,555,037	953,500	87,199

Net assets:
Beginning of the period	8,363,901	3,808,864	752,720	665,521

End of the period	$7,422,565	$8,363,901	$1,706,220	$752,720

See accompanying notes.

32

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger U.S. Smaller Companies Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$135,297	$91,354	$(29,099)	$(14,235)
Net realized capital gains (losses) on investments	254,027	165,095	(330,023)	16,126
Net change in unrealized appreciation/depreciation of investments	98,505	(35,975)	61,283	(8,119)

Increase (decrease) in net assets from operations	487,829	220,474	(297,839)	(6,228)

Contract transactions
Net contract purchase payments	1,516,799	2,262,863	388,877	1,350,617
Transfer payments from (to) other subaccounts or general account	(901,816)	7,343	1,901,813	(249,680)
Contract terminations, withdrawals, and other deductions	(532,500)	(216,282)	(232,540)	(221,700)
Contract maintenance charges	(22)	—	(11)	—

Increase (decrease) in net assets from contract transactions	82,461	2,053,924	2,058,139	879,237

Net increase (decrease) in net assets	570,290	2,274,398	1,760,300	873,009

Net assets:
Beginning of the period	5,610,314	3,335,916	1,410,416	537,407

End of the period	$6,180,604	$5,610,314	$3,170,716	$1,410,416

See accompanying notes.

33

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Wanger International Small Cap Subaccount		Montgomery Variable Series: Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(24,482)	$(23,697)	$(11,144)	$45,992
Net realized capital gains (losses) on investments	(95,381)	(983,743)	(840,770)	48,001
Net change in unrealized appreciation/depreciation of investments	23,009	501,154	536,456	(361,109)

Increase (decrease) in net assets from operations	(96,854)	(506,286)	(315,458)	(267,116)

Contract transactions
Net contract purchase payments	321,719	1,422,172	248,931	201,114
Transfer payments from (to) other subaccounts or general account	536,379	(442,365)	(1,048,731)	194,624
Contract terminations, withdrawals, and other deductions	(1,024,408)	(185,178)	(96,739)	(75,300)
Contract maintenance charges	(18)	—	—	—

Increase (decrease) in net assets from contract transactions	(166,328)	794,629	(896,539)	320,438

Net increase (decrease) in net assets	(263,182)	288,343	(1,211,997)	53,322

Net assets:
Beginning of the period	1,620,655	1,332,312	1,211,997	1,158,675

End of the period	$1,357,473	$1,620,655	$—	$1,211,997

See accompanying notes.

34

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Montgomery Variable Series: Emerging Markets Subaccount		Strong International Stock Fund II Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(4,181)	$(2,582)	$1,334	$(2,219)
Net realized capital gains (losses) on investments	126,501	(60,519)	(7,168)	(63,678)
Net change in unrealized appreciation/depreciation of investments	(12,552)	49,070	197	30,147

Increase (decrease) in net assets from operations	109,768	(14,031)	(5,637)	(35,750)

Contract transactions
Net contract purchase payments	47,429	12,394	181,887	43,839
Transfer payments from (to) other subaccounts or general account	(169,154)	(2,771)	(197,099)	53,144
Contract terminations, withdrawals, and other deductions	(26,713)	(11,328)	(4,947)	(6,589)
Contract maintenance charges	(7)	—	—	—

Increase (decrease) in net assets from contract transactions	(148,445)	(1,705)	(20,159)	90,394

Net increase (decrease) in net assets	(38,677)	(15,736)	(25,796)	54,644

Net assets:
Beginning of the period	160,528	176,264	165,121	110,477

End of the period	$121,851	$160,528	$139,325	$165,121

See accompanying notes.

35

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Strong Multi Cap Value Fund II Subaccount		Stein Roe Small Company Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(35,400)	$(26,776)	$(2,662)	$(5,553)
Net realized capital gains (losses) on investments	(326,223)	82,937	(67,325)	(144,732)
Net change in unrealized appreciation/depreciation of investments	(763,613)	187,608	252	51,599

Increase (decrease) in net assets from operations	(1,125,236)	243,769	(69,735)	(98,686)

Contract transactions
Net contract purchase payments	871,858	494,190	22,961	12,621
Transfer payments from (to) other subaccounts or general account	290,403	1,482,797	22,704	(259,624)
Contract terminations, withdrawals, and other deductions	(259,456)	(137,170)	(5,018)	(232,996)
Contract maintenance charges	(19)	—	(6)	—

Increase (decrease) in net assets from contract transactions	902,786	1,839,817	40,641	(479,999)

Net increase (decrease) in net assets	(222,450)	2,083,586	(29,094)	(578,685)

Net assets:
Beginning of the period	3,429,911	1,346,325	169,938	748,623

End of the period	$3,207,461	$3,429,911	$140,844	$169,938

See accompanying notes.

36

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Credit Suisse—International Focus Subaccount		Credit Suisse—Small Cap Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(24,670)	$(9,183)	$(24,655)	$(32,851)
Net realized capital gains (losses) on investments	(222,237)	(150,008)	(1,529,799)	(443,064)
Net change in unrealized appreciation/depreciation of investments	(30,824)	165,444	823,515	(16,452)

Increase (decrease) in net assets from operations	(277,731)	6,253	(730,939)	(492,367)

Contract transactions
Net contract purchase payments	390,411	59,135	48,109	396,765
Transfer payments from (to) other subaccounts or general account	98,003	949,581	(183,445)	(40,905)
Contract terminations, withdrawals, and other deductions	(162,882)	(22,941)	(114,121)	(99,941)
Contract maintenance charges	(7)	—	—	—

Increase (decrease) in net assets from contract transactions	325,525	985,775	(249,457)	255,919

Net increase (decrease) in net assets	47,794	992,028	(980,396)	(236,448)

Net assets:
Beginning of the period	1,378,540	386,512	2,276,780	2,513,228

End of the period	$1,426,334	$1,378,540	$1,296,384	$2,276,780

See accompanying notes.

37

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Aggressive Asset Allocation Subaccount		Alger Aggressive Growth Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(1)	$—	$(12,691)	$(20,671)
Net realized capital gains (losses) on investments	—	—	(514,512)	(485,186)
Net change in unrealized appreciation/depreciation of investments	(56)	—	145,610	208,314

Increase (decrease) in net assets from operations	(57)	—	(381,593)	(297,543)

Contract transactions
Net contract purchase payments	300	—	43,131	304,101
Transfer payments from (to) other subaccounts or general account	(2)	—	(147,750)	205,373
Contract terminations, withdrawals, and other deductions	—	—	(327,625)	(290,933)
Contract maintenance charges	—		—	—

Increase (decrease) in net assets from contract transactions	298	—	(432,244)	218,541

Net increase (decrease) in net assets	241	—	(813,837)	(79,002)

Net assets:
Beginning of the period	—	—	1,273,689	1,352,691

End of the period	$241	$—	$459,852	$1,273,689

See accompanying notes.

38

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	American Century International Subaccount		Clarion Real Estate Securities Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(2,050)	$—	$10,316	$3,156
Net realized capital gains (losses) on investments	113,814	—	(23,631)	15,613
Net change in unrealized appreciation/depreciation of investments	(4,888)	—	4,671	25,201

Increase (decrease) in net assets from operations	106,876	—	(8,644)	43,970

Contract transactions
Net contract purchase payments	137,483	—	103,331	416,047
Transfer payments from (to) other subaccounts or general account	3,194,732	—	1,176,008	2,410
Contract terminations, withdrawals, and other deductions	(2,202,774)	—	(114,277)	(50,301)
Contract maintenance charges	—		—	—

Increase (decrease) in net assets from contract transactions	1,129,441	—	1,165,062	368,156

Net increase (decrease) in net assets	1,236,317	—	1,156,418	412,126

Net assets:
Beginning of the period	—	—	624,626	212,500

End of the period	$1,236,317	$—	$1,781,044	$624,626

See accompanying notes.

39

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Conservative Asset Allocation Subaccount		Dreyfus Small Cap Value Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(1)	$—	$606,369	$(51,588)
Net realized capital gains (losses) on investments	—	—	(2,778,647)	430,372
Net change in unrealized appreciation/depreciation of investments	(28)	—	(209,457)	343,468

Increase (decrease) in net assets from operations	(29)	—	(2,381,735)	722,252

Contract transactions
Net contract purchase payments	300	—	564,791	3,248,520
Transfer payments from (to) other subaccounts or general account	73,123	—	(1,570,266)	290,449
Contract terminations, withdrawals, and other deductions	—	—	(414,377)	(794,004)
Contract maintenance charges	—		(6)	—

Increase (decrease) in net assets from contract transactions	73,423	—	(1,419,858)	2,744,965

Net increase (decrease) in net assets	73,394	—	(3,801,593)	3,467,217

Net assets:
Beginning of the period	—	—	5,645,815	2,178,598

End of the period	$73,394	$—	$1,844,222	$5,645,815

See accompanying notes.

40

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Gabelli Global Growth Subaccount		GE U.S. Equity Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(6,561)	$(3,814)	$(2,522)	$(2,031)
Net realized capital gains (losses) on investments	(206,552)	(105,670)	(7,393)	(111,593)
Net change in unrealized appreciation/ depreciation of investments	2,774	4,019	(12,903)	227

Increase (decrease) in net assets from operations	(210,339)	(105,465)	(22,818)	(113,397)

Contract transactions
Net contract purchase payments	609,154	1,274,418	200,291	1,057,481
Transfer payments from (to) other subaccounts or general account	(556,246)	(503,965)	308,587	(714,744)
Contract terminations, withdrawals, and other deductions	(32,937)	(2,164)	(3,948)	(200)
Contract maintenance charges	(28)	—	—	—

Increase (decrease) in net assets from contract transactions	19,943	768,289	504,930	342,537

Net increase (decrease) in net assets	(190,396)	662,824	482,112	229,140

Net assets:
Beginning of the period	662,824	—	229,140	—

End of the period	$472,428	$662,824	$711,252	$229,140

See accompanying notes.

41

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Great Companies—AmericaSM Subaccount		Great Companies—Global[2] Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(304)	$—	$64	$—
Net realized capital gains (losses) on investments	(429)	—	(3,581)	—
Net change in unrealized appreciation/depreciation of investments	(896)	—	(152)	—

Increase (decrease) in net assets from operations	(1,629)	—	(3,669)	—

Contract transactions
Net contract purchase payments	90,592	—	11,800	—
Transfer payments from (to) other subaccounts or general account	35	—	3,455	—
Contract terminations, withdrawals, and other deductions	(27,709)	—	—	—
Contract maintenance charges	(51)		—

Increase (decrease) in net assets from contract transactions	62,867	—	15,255	—

Net increase (decrease) in net assets	61,238	—	11,586	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$61,238	$—	$11,586	$—

See accompanying notes.

42

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Great Companies—TechnologySM Subaccount		J.P. Morgan Enhanced Index Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(1)	$—	$(39,013)	$(35,440)
Net realized capital gains (losses) on investments	—	—	(1,599,433)	(114,205)
Net change in unrealized appreciation/depreciation of investments	(22)	—	508,105	(412,667)

Increase (decrease) in net assets from operations	(23)	—	(1,130,341)	(562,312)

Contract transactions
Net contract purchase payments	300	—	744,483	1,308,192
Transfer payments from (to) other subaccounts or general account	(1)	—	(1,809,337)	653,426
Contract terminations, withdrawals, and other deductions	—	—	(342,002)	(585,674)
Contract maintenance charges	—		—	—

Increase (decrease) in net assets from contract transactions	299	—	(1,406,856)	1,375,944

Net increase (decrease) in net assets	276	—	(2,537,197)	813,632

Net assets:
Beginning of the period	—	—	4,615,712	3,802,080

End of the period	$276	$—	$2,078,515	$4,615,712

See accompanying notes.

43

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Global Subaccount		Janus Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$27,191	$(18,231)	$(50,890)	$(71,648)
Net realized capital gains (losses) on investments	(1,691,486)	(554,726)	(3,902,263)	(1,247,577)
Net change in unrealized appreciation/depreciation of investments	965,385	(345,727)	2,601,523	(368,310)

Increase (decrease) in net assets from operations	(698,910)	(918,684)	(1,351,630)	(1,687,535)

Contract transactions
Net contract purchase payments	69,623	22,261	146,003	389,870
Transfer payments from (to) other subaccounts or general account	(698)	146,160	(413,933)	1,043,506
Contract terminations, withdrawals, and other deductions	(429,681)	(269,165)	(646,068)	(484,398)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(360,756)	(100,744)	(913,998)	948,978

Net increase (decrease) in net assets	(1,059,666)	(1,019,428)	(2,265,628)	(738,557)

Net assets:
Beginning of the period	2,829,669	3,849,097	4,663,312	5,401,869

End of the period	$1,770,003	$2,829,669	$2,397,684	$4,663,312

See accompanying notes.

44

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	LKCM Strategic Total Return Subaccount		Moderate Asset Allocation Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$19,238	$(10,168)	$(1)	$—
Net realized capital gains (losses) on investments	(111,111)	(59,840)	—	—
Net change in unrealized appreciation/depreciation of investments	(17,923)	31,222	(37)	—

Increase (decrease) in net assets from operations	(109,796)	(38,786)	(38)	—

Contract transactions
Net contract purchase payments	190,282	237,555	300	—
Transfer payments from (to) other subaccounts or general account	357,385	9,886	(2)	—
Contract terminations, withdrawals, and other deductions	(267,092)	(192,797)	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	280,575	54,644	298	—

Net increase (decrease) in net assets	170,779	15,858	260	—

Net assets:
Beginning of the period	1,033,753	1,017,895	—	—

End of the period	$1,204,532	$1,033,753	$260	$—

See accompanying notes.

45

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Moderately Aggressive Asset Allocation Subaccount		PBHG Mid Cap Growth Subaccount
	2002(1)	2001	2002	2001(1)
Operations
Net investment income (loss)	$(261)	$—	$(10,681)	$(1,609)
Net realized capital gains (losses) on investments	(43)	—	(196,044)	(567)
Net change in unrealized appreciation/depreciation of investments	3,513	—	(90,017)	9,968

Increase (decrease) in net assets from operations	3,209	—	(296,742)	7,792

Contract transactions
Net contract purchase payments	120,376	—	525,557	227,736
Transfer payments from (to) other subaccounts or general account	(3)	—	23,790	324,362
Contract terminations, withdrawals, and other deductions	—	—	(6,366)	(1,383)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	120,373	—	542,981	550,715

Net increase (decrease) in net assets	123,582	—	246,239	558,507

Net assets:
Beginning of the period	—	—	558,507	—

End of the period	$123,582	$—	$804,746	$558,507

See accompanying notes.

46

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	PIMCO Total Return Subaccount		Salomon All Cap Subaccount
	2002(1)	2001	2002	2001(1)
Operations
Net investment income (loss)	$(3,726)	$—	$(19,255)	$21,602
Net realized capital gains (losses) on investments	1,426	—	(628,124)	(43,231)
Net change in unrealized appreciation/depreciation of investments	43,482	—	69,282	(69,387)

Increase (decrease) in net assets from operations	41,182	—	(578,097)	(91,016)

Contract transactions
Net contract purchase payments	308,794	—	545,934	2,872,826
Transfer payments from (to) other subaccounts or general account	769,250	—	(2,176,423)	(317,619)
Contract terminations, withdrawals, and other deductions	(19,386)	—	(23,955)	(256)
Contract maintenance charges	(36)		(19)	—

Increase (decrease) in net assets from contract transactions	1,058,622	—	(1,654,463)	2,554,951

Net increase (decrease) in net assets	1,099,804	—	(2,232,560)	2,463,935

Net assets:
Beginning of the period	—	—	2,463,935	—

End of the period	$1,099,804	$—	$231,375	$2,463,935

See accompanying notes.

47

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(5,223)	$(704)	$(16,808)	$(1,133)
Net realized capital gains (losses) on investments	(41,806)	2,646	(58,412)	179
Net change in unrealized appreciation/depreciation of investments	(45,861)	5,270	(112,805)	42,289

Increase (decrease) in net assets from operations	(92,890)	7,212	(188,025)	41,335

Contract transactions
Net contract purchase payments	258,822	143,535	342,534	154,259
Transfer payments from (to) other subaccounts or general account	24,286	47,863	1,563,705	248,393
Contract terminations, withdrawals, and other deductions	(24,160)	(2,263)	(92,944)	(229)
Contract maintenance charges	(21)	—	(27)	—

Increase (decrease) in net assets from contract transactions	258,927	189,135	1,813,268	402,423

Net increase (decrease) in net assets	166,037	196,347	1,625,243	443,758

Net assets:
Beginning of the period	196,347	—	443,758	—

End of the period	$362,384	$196,347	$2,069,001	$443,758

See accompanying notes.

48

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica Value Balanced Subaccount		Van Kampen Active International Allocation Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$10,019	$—	$(20,287)	$(23,649)
Net realized capital gains (losses) on investments	3,777	—	51,464	(235,468)
Net change in unrealized appreciation/depreciation of investments	(40,620)	—	37,707	8,834

Increase (decrease) in net assets from operations	(26,824)	—	68,884	(250,283)

Contract transactions
Net contract purchase payments	151,058	—	306,921	553,628
Transfer payments from (to) other subaccounts or general account	284,892	—	1,018,778	(13,452)
Contract terminations, withdrawals, and other deductions	(39,170)	—	(1,457,423)	(529,164)
Contract maintenance charges	(54)		—	—

Increase (decrease) in net assets from contract transactions	396,726	—	(131,724)	11,012

Net increase (decrease) in net assets	369,902	—	(62,840)	(239,271)

Net assets:
Beginning of the period	—	—	1,279,687	1,518,958

End of the period	$369,902	$—	$1,216,847	$1,279,687

See accompanying notes.

49

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Emerging Growth Subaccount		Alliance Growth Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(3,283)	$(456)	$(2,030)	$(28)
Net realized capital gains (losses) on investments	(75,559)	(331)	(31,049)	(30)
Net change in unrealized appreciation/depreciation of investments	(38,004)	1,760	(12,071)	332

Increase (decrease) in net assets from operations	(116,846)	973	(45,150)	274

Contract transactions
Net contract purchase payments	69,803	72,614	35,768	28,761
Transfer payments from (to) other subaccounts or general account	102,976	67,373	118,623	(45)
Contract terminations, withdrawals, and other deductions	(13,854)	(1,898)	(5,485)	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	158,925	138,089	148,906	28,716

Net increase (decrease) in net assets	42,079	139,062	103,756	28,990

Net assets:
Beginning of the period	139,062	—	28,990	—

End of the period	$181,141	$139,062	$132,746	$28,990

See accompanying notes.

50

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alliance Technology Subaccount		Alliance Premier Growth Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(494)	$(63)	$(214)	$(25)
Net realized capital gains (losses) on investments	(1,884)	17	(585)	(31)
Net change in unrealized appreciation/depreciation of investments	(16,562)	183	(4,053)	(51)

Increase (decrease) in net assets from operations	(18,940)	137	(4,852)	(107)

Contract transactions
Net contract purchase payments	17,134	13,116	—	16,444
Transfer payments from (to) other subaccounts or general account	17,534	1,776	(344)	(17)
Contract terminations, withdrawals, and other deductions	(3,607)	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	31,061	14,892	(344)	16,427

Net increase (decrease) in net assets	12,121	15,029	(5,196)	16,320

Net assets:
Beginning of the period	15,029	—	16,320	—

End of the period	$27,150	$15,029	$11,124	$16,320

See accompanying notes.

51

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Dreyfus—Core Bond Subaccount		Dreyfus Socially Responsible Growth Fund, Inc.—Service Class Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$103,360	$31,086	$(500)	$(119)
Net realized capital gains (losses) on investments	(124,740)	13,724	(6,507)	(38)
Net change in unrealized appreciation/depreciation of investments	73,471	(43,565)	(5,385)	2,102

Increase (decrease) in net assets from operations	52,091	1,245	(12,392)	1,945

Contract transactions
Net contract purchase payments	1,380,949	1,621,885	3,500	34,304
Transfer payments from (to) other subaccounts or general account	(1,299,585)	369,010	(3,871)	5,931
Contract terminations, withdrawals, and other deductions	(39,948)	(547)	(684)	(187)
Contract maintenance charges	(31)	—	—	—

Increase (decrease) in net assets from contract transactions	41,385	1,990,348	(1,055)	40,048

Net increase (decrease) in net assets	93,476	1,991,593	(13,447)	41,993

Net assets:
Beginning of the period	1,991,593	—	41,993	—

End of the period	$2,085,069	$1,991,593	$28,546	$41,993

See accompanying notes.

52

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Dreyfus VIF—Appreciation Subaccount		Seligman Global Technology Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(9,967)	$2,830	$(844)	$(281)
Net realized capital gains (losses) on investments	(476,528)	(43,405)	(6,497)	10,849
Net change in unrealized appreciation/depreciation of investments	(17,465)	(29,793)	(16,110)	(10,465)

Increase (decrease) in net assets from operations	(503,960)	(70,368)	(23,451)	103

Contract transactions
Net contract purchase payments	1,266,240	1,813,302	8,528	8,278
Transfer payments from (to) other subaccounts or general account	(926,172)	97,432	(3,750)	58,026
Contract terminations, withdrawals, and other deductions	(13,002)	(183)	(5,124)	(1,378)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	327,066	1,910,551	(346)	64,926

Net increase (decrease) in net assets	(176,894)	1,840,183	(23,797)	65,029

Net assets:
Beginning of the period	1,840,183	—	65,029	—

End of the period	$1,663,289	$1,840,183	$41,232	$65,029

See accompanying notes.

53

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Seligman Communications and Information Subaccount		Seligman Capital Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(1,700)	$(425)	$(1,451)	$(413)
Net realized capital gains (losses) on investments	(136,986)	24,339	(14,957)	42,901
Net change in unrealized appreciation/depreciation of investments	20,553	(20,060)	(25,243)	(36,024)

Increase (decrease) in net assets from operations	(118,133)	3,854	(41,651)	6,464

Contract transactions
Net contract purchase payments	156,046	97,382	19,011	37,390
Transfer payments from (to) other subaccounts or general account	(154,235)	41,651	249	66,422
Contract terminations, withdrawals, and other deductions	(1,225)	—	(5,010)	(1,588)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	586	139,033	14,250	102,224

Net increase (decrease) in net assets	(117,547)	142,887	(27,401)	108,688

Net assets:
Beginning of the period	142,887	—	108,688	—

End of the period	$25,340	$142,887	$81,287	$108,688

See accompanying notes.

54

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Vanguard—Equity Index Subaccount		Vanguard—Mid-Cap Index Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(6,046)	$—	$(1,889)	$—
Net realized capital gains (losses) on investments	(84,268)	—	(1,430)	—
Net change in unrealized appreciation/depreciation of investments	(15,350)	—	2,601	—

Increase (decrease) in net assets from operations	(105,664)	—	(718)	—

Contract transactions
Net contract purchase payments	386,580	—	130,140	—
Transfer payments from (to) other subaccounts or general account	780,384	—	567,551	—
Contract terminations, withdrawals, and other deductions	(161,655)	—	(348)	—
Contract maintenance charges	(24)	—	—	—

Increase (decrease) in net assets from contract transactions	1,005,285	—	697,343	—

Net increase (decrease) in net assets	899,621	—	696,625	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$899,621	$—	$696,625	$—

See accompanying notes.

55

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Vanguard— REIT Index Subaccount		Vanguard—Short-Term Corporate Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(340)	$—	$(7,376)	$—
Net realized capital gains (losses) on investments	(46)	—	1,527	—
Net change in unrealized appreciation/depreciation of investments	692	—	58,695	—

Increase (decrease) in net assets from operations	306	—	52,846	—

Contract transactions
Net contract purchase payments	73,011	—	358,569	—
Transfer payments from (to) other subaccounts or general account	19,863	—	2,277,181	—
Contract terminations, withdrawals, and other deductions	(187)	—	(25,395)	—
Contract maintenance charges	—	—	(43)	—

Increase (decrease) in net assets from contract transactions	92,687	—	2,610,312	—

Net increase (decrease) in net assets	92,993	—	2,663,158	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$92,993	$—	$2,663,158	$—

See accompanying notes.

56

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Vanguard—Total Bond Market Index Subaccount
	2002(1)	2001
Operations
Net investment income (loss)	$(564)	$—
Net realized capital gains (losses) on investments	190	—
Net change in unrealized appreciation/depreciation of investments	3,594	—

Increase (decrease) in net assets from operations	3,220	—

Contract transactions
Net contract purchase payments	101,179	—
Transfer payments from (to) other subaccounts or general account	16,991	—
Contract terminations, withdrawals, and other deductions	(2,307)	—
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	115,863	—

Net increase (decrease) in net assets	119,083	—

Net assets:
Beginning of the period	—	—

End of the period	$119,083	$—

See accompanying notes.

57

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Peoples Benefit Life Insurance Company (PBL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in the specified subaccounts is available to contract owners of the Advisor’s Edge Select Variable Annuity. Activity in these subaccounts is also available to contract owners of the Advisor’s Edge Variable Annuity also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor’s Edge Select Variable Annuity only. The remaining subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

Federated Insurance Series:	American Century International
Federated American Leaders Fund II	Clarion Real Estate Securities
Federated Utility Fund II	Conservative Asset Allocation
Federated Prime Money Fund II	Dreyfus Small Cap Value
Federated High Income Bond Fund II	Gabelli Global Growth
Federated Fund for U.S. Government Securities II	GE U.S. Equity
Wanger Advisors Trust:	Great Companies—AmericaSM
Wanger U.S. Smaller Companies	Great Companies—Global(2)
Wanger International Small Cap	Great Companies—TechnologySM
The Montgomery Funds III:	J.P. Morgan Enhanced Index
Montgomery Variable Series: Growth Fund	Janus Global
Montgomery Variable Series: Emerging Markets Fund	Janus Growth
Strong Variable Insurance Funds, Inc.:	LKCM Strategic Total Return
Strong International Stock Fund II	Moderate Asset Allocation
Strong Multi Cap Value Fund II	Moderately Aggressive Asset Allocation
SteinRoe Variable Investment Trust—Class A:	PBHG Mid Cap Growth
Stein Roe Small Company Growth Fund, Variable Series	PIMCO Total Return
Credit Suisse Trust:	Salomon All Cap
Credit Suisse—International Focus Portfolio	Transamerica Equity
Credit Suisse—Small Cap Growth Portfolio	Transamerica Growth Opportunities
AEGON/Transamerica Series Fund, Inc.:	Transamerica Value Balanced
Aggressive Asset Allocation	Van Kampen Active International Allocation
Alger Aggressive Growth	Van Kampen Emerging Growth

58

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

    Alliance Variable Products Series Fund, Inc—Class B:

        Alliance Growth Portfolio

        Alliance Technology Portfolio

        Alliance Premier Growth Portfolio

    Dreyfus Investment Portfolios :

        Dreyfus—Core Bond Portfolio—Service Class

    Dreyfus Socially Responsible Growth Fund, Inc.—Service Class

    Dreyfus Variable Investment Fund—Service Class:

        Dreyfus VIF—Appreciation Portfolio

    Seligman Portfolios, Inc.—Class 2 Shares:

        Seligman Global Technology Portfolio

        Seligman Communications and Information Portfolio

        Seligman Capital Portfolio

    Vanguard Variable Insurance Fund:

        Vanguard—Equity Index Portfolio

        Vanguard—Mid-Cap Index Portfolio

        Vanguard—REIT Index Portfolio

        Vanguard—Short-Term Corporate Portfolio

        Vanguard—Total Bond Market Index Portfolio

59

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Aggressive Asset Allocation	May 1, 2002
American Century International	May 1, 2002
Conservative Asset Allocation	May 1, 2002
Moderate Asset Allocation	May 1, 2002
Moderately Aggressive Asset Allocation	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Value Balanced	May 1, 2002
Vanguard—Equity Index	May 1, 2002
Vanguard—Mid-Cap Index	May 1, 2002
Vanguard—REIT Index	May 1, 2002
Vanguard—Short Term Corporate	May 1, 2002
Vanguard—Total Bond Market Index	May 1, 2002
Great Companies—AmericaSM	July 1, 2002
Great Companies—Global(2)	July 1, 2002
Great Companies—TechnologySM	July 1, 2002
Gabelli Global Growth	June 18, 2001
GE U.S. Equity	June 18, 2001
PBHG Mid Cap Growth	June 18, 2001
Salomon All Cap	June 18, 2001
Transamerica Equity	June 18, 2001
Transamerica Growth Opportunities	June 18, 2001
VanKampen Emerging Growth	June 18, 2001
Alliance Growth	June 18, 2001
Alliance Technology	June 18, 2001
Alliance Premier Growth	June 18, 2001
Dreyfus—Core Bond	June 18, 2001
Dreyfus Socially Responsible Growth Fund, Inc.—Service Class	June 18, 2001
Dreyfus VIF—Appreciation	June 18, 2001
Seligman Global Technology	June 18, 2001
Seligman Communications and Information	June 18, 2001
Seligman Capital	June 18, 2001

60

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly
J.P. Morgan Enhanced Index Portfolio	Endeavor Enhanced Index Portfolio
Clarion Real Estate Securities	J.P. Morgan Real Estate Securities
Transamerica Equity	Transamerica VIF Growth Portfolio
Transamerica Growth Opportunities	Transamerica VIF Small Company Portfolio
Van Kampen Active International Allocation	T. Rowe Price International Stock Portfolio
Credit Suisse—International Focus Portfolio	Credit Suisse Warburg Pincus—International Equity Portfolio
Credit Suisse—Small Cap Growth Portfolio	Credit Suisse Warburg Pincus—Small Company Growth Portfolio
Wanger U.S. Smaller Companies	Wanger U.S. Small Cap

The Janus Global Subaccount is only available to contract owners that held an investment in this subaccount on September 1, 2000.

As of May 1, 2002 Transamerica Variable Insurance Fund, Inc. and Endeavor Series Trust merged with AEGON/Transamerica Series Fund, Inc.

Effective July 1, 2002, the Dreyfus Small Cap Value Subaccount is no longer available to new contract owners.

Effective October 18, 2002, the Montgomery Variable Series: Growth Subaccount is no longer available to contract owners.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2002.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

61

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
Federated Insurance Series:
Federated American Leaders Fund II	$3,556,124	$2,388,095
Federated Utility Fund II	169,969	272,116
Federated Prime Money Fund II	157,931,191	158,870,574
Federated High Income Bond Fund II	1,798,582	837,065
Federated Fund for U.S. Government Securities II	5,765,705	5,547,946
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	3,957,304	1,928,324
Wanger International Small Cap	20,651,880	20,842,694
The Montgomery Funds III:
Montgomery Variable Series: Growth Fund	377,628	1,285,316
Montgomery Variable Series: Emerging Markets Fund	18,877,776	19,030,415
Strong Variable Insurance Funds, Inc.:
Strong International Stock Fund II	8,185,162	8,203,990
Strong Multi Cap Value Fund II	3,462,735	2,386,147
SteinRoe Variable Investment Trust—Class A:
Stein Roe Small Company Growth Fund, Variable Series	2,711,280	2,673,307
Credit Suisse Trust:
Credit Suisse—International Focus Portfolio	20,893,523	20,589,866
Credit Suisse—Small Cap Growth Portfolio	5,291,316	5,565,530
AEGON/Transamerica Series Fund, Inc.:
Aggressive Asset Allocation	299	2
Alger Aggressive Growth	196,468	641,425
American Century International	15,586,069	14,458,672
Clarion Real Estate Securities	2,956,545	1,779,357
Conservative Asset Allocation	73,424	2
Dreyfus Small Cap Value	3,776,220	4,589,987
Gabelli Global Growth	5,244,474	5,231,100
GE U.S. Equity	1,210,895	708,499
Great Companies—AmericaSM	90,861	28,299
Great Companies—Global(2)	1,277,322	1,262,003
Great Companies—TechnologySM	300	2
J.P. Morgan Enhanced Index	1,616,341	3,062,273
Janus Global	963,887	1,297,522
Janus Growth	2,683,613	3,648,642
LKCM Strategic Total Return	883,420	583,626

62

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
Moderate Asset Allocation	$300	$3
Moderately Aggressive Asset Allocation	120,376	265
PBHG Mid Cap Growth	4,594,817	4,062,537
PIMCO Total Return	1,086,025	31,122
Salomon All Cap	3,912,102	5,585,355
Transamerica Equity	447,596	193,897
Transamerica Growth Opportunities	4,015,107	2,218,673
Transamerica Value Balanced	533,671	114,943
Van Kampen Active International Allocation	44,315,655	44,467,690
Van Kampen Emerging Growth	3,819,747	3,664,110
Alliance Variable Products Series Fund, Inc—Class B:
Alliance Growth Portfolio	2,999,265	2,852,390
Alliance Technology Portfolio	34,396	3,830
Alliance Premier Growth Portfolio	46,022	46,580
Dreyfus Investment Portfolios :
Dreyfus—Core Bond Portfolio—Service Class	4,761,984	4,617,236
Dreyfus Socially Responsible Growth Fund, Inc.—Service Class	21,032	22,588
Dreyfus Variable Investment Fund—Service Class:
Dreyfus VIF—Appreciation Portfolio	3,225,989	2,908,916
Seligman Portfolios, Inc.—Class 2 Shares:
Seligman Global Technology Portfolio	8,645	9,834
Seligman Communications and Information Portfolio	1,386,991	1,388,115
Seligman Capital Portfolio	24,079	11,279
Vanguard Variable Insurance Fund:
Vanguard—Equity Index Portfolio	1,733,614	734,392
Vanguard—Mid-Cap Index Portfolio	714,435	18,987
Vanguard—REIT Index Portfolio	92,984	635
Vanguard—Short-Term Corporate Portfolio	2,662,564	59,612
Vanguard—Total Bond Market Index Portfolio	119,959	4,659

63

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Federated American Leaders Fund II	Federated Utility Fund II	Federated Prime Money Fund II	Federated High Income Bond Fund II	Federated Fund for U.S. Government Securities II
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2001	1,463,986	400,549	3,521,141	697,331	3,093,041
Units purchased	718,683	66,578	10,207,335	251,686	2,210,344
Units redeemed and transferred	1,181,238	(100,442)	(5,880,666)	(160,436)	(156,135)

Units outstanding at December 31, 2001	3,363,907	366,685	7,847,810	788,581	5,147,250
Units purchased	1,428,078	516	23,034,330	200,233	1,986,099
Units redeemed and transferred	(62,255)	(185,515)	(23,770,056)	794,849	(1,758,067)

Units outstanding at December 31, 2002	4,729,730	181,686	7,112,084	1,783,663	5,375,282

	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Montgomery Variable Series: Growth Subaccount	Montgomery Variable Series: Emerging Markets Subaccount	Strong International Stock Fund II Subaccount
Units outstanding at January 1, 2001	432,510	726,164	974,438	146,101	87,708
Units purchased	1,326,009	1,484,398	214,489	11,672	40,731
Units redeemed and transferred	(468,704)	(766,715)	121,218	(11,947)	47,393

Units outstanding at December 31, 2001	1,289,815	1,443,847	1,310,145	145,826	175,832
Units purchased	417,010	400,506	300,305	48,518	209,842
Units redeemed and transferred	1,898,423	(389,550)	(1,610,450)	(64,295)	(181,431)

Units outstanding at December 31, 2002	3,605,248	1,454,803	—	130,049	204,243

64

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Strong Multi Cap Value Fund II Subaccount	Stein Roe Small Company Growth Subaccount	Credit Suisse— International Focus Subaccount	Credit Suisse— Small Cap Growth Subaccount	Aggressive Asset Allocation Subaccount(1)
Units outstanding at January 1, 2001	1,117,504	501,747	324,739	1,599,802	—
Units purchased	502,403	18,802	64,181	282,133	—
Units redeemed and transferred	1,595,514	(388,440)	1,095,591	(119,166)	—

Units outstanding at December 31, 2001	3,215,421	132,109	1,484,511	1,762,769	—
Units purchased	947,671	81,461	428,635	60,085	303
Units redeemed and transferred	(157,324)	(58,283)	33,327	(285,067)	(3)

Units outstanding at December 31, 2002	4,005,768	155,287	1,946,473	1,537,787	300

	Alger Aggressive Growth Subaccount	American Century International Subaccount(1)	Clarion Real Estate Securities Subaccount	Conservative Asset Allocation Subaccount(1)	Dreyfus Small Cap Value Subaccount
Units outstanding at January 1, 2001	1,343,845	—	185,954	—	1,310,663
Units purchased	323,172	—	406,668	—	3,261,261
Units redeemed and transferred	(142,666)	—	(51,647)	—	(360,998)

Units outstanding at December 31, 2001	1,524,351	—	540,975	—	4,210,926
Units purchased	61,018	169,509	236,348	81,853	572,573
Units redeemed and transferred	(741,324)	1,393,635	825,720	(3)	(2,972,974)

Units outstanding at December 31, 2002	844,045	1,563,144	1,603,043	81,850	1,810,525

65

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Gabelli Global Growth Subaccount(1)	GE U.S. Equity Subaccount(1)	Great Companies— AmericaSM Subaccount(1)	Great Companies— Global(2) Subaccount(1)	Great Companies— TechnologySM Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—	—
Units purchased	1,302,216	1,076,531	—	—	—
Units redeemed and transferred	(606,385)	(834,940)	—	—	—

Units outstanding at December 31, 2001	695,831	241,591	—	—	—
Units purchased	746,808	831,911	92,539	12,389	303
Units redeemed and transferred	(841,338)	(124,722)	(28,588)	(3)	(3)

Units outstanding at December 31, 2002	601,301	948,780	63,951	12,386	300

	J.P. Morgan Enhanced Index Subaccount	Janus Global Subaccount	Janus Growth Subaccount	LKCM Strategic Total Return Subaccount	Moderate Asset Allocation Subaccount(1)
Units outstanding at January 1, 2001	3,225,502	3,050,196	5,679,261	1,019,180	—
Units purchased	1,226,481	21,878	488,159	250,821	—
Units redeemed and transferred	135,291	(121,890)	707,539	(199,446)	—

Units outstanding at December 31, 2001	4,587,274	2,950,184	6,874,959	1,070,555	—
Units purchased	873,184	84,924	260,365	759,471	303
Units redeemed and transferred	(2,683,916)	(503,002)	(2,039,969)	(438,214)	(3)

Units outstanding at December 31, 2002	2,776,542	2,532,106	5,095,355	1,391,812	300

66

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

3.    Accumulation Units Outstanding (continued)

	Moderately Aggressive Asset Allocation Subaccount(1)	PBHG Mid Cap Growth Subaccount(1)	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount(1)	Transamerica Equity Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—	—
Units purchased	—	265,383	—	2,902,695	159,664
Units redeemed and transferred	—	367,529	—	(363,617)	46,081

Units outstanding at December 31, 2001	—	632,912	—	2,539,078	205,745
Units purchased	147,190	721,217	304,773	592,059	345,692
Units redeemed and transferred	(3)	(61,982)	740,845	(2,809,749)	(55,813)

Units outstanding at December 31, 2002	147,187	1,292,147	1,045,618	321,388	495,624

	Transamerica Growth Opportunities Subaccount(1)	Transamerica Value Balanced Subaccount(1)	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount(1)	Alliance Growth Subaccount(1)
Units outstanding at January 1, 2001	—	—	1,312,308	—	—
Units purchased	146,709	—	521,947	87,297	31,727
Units redeemed and transferred	243,295	—	(380,262)	72,680	(3)

Units outstanding at December 31, 2001	390,004	—	1,453,993	159,977	31,724
Units purchased	333,196	245,955	379,419	111,107	74,786
Units redeemed and transferred	1,429,718	171,477	(151,526)	44,827	98,937

Units outstanding at December 31, 2002	2,152,918	417,432	1,681,886	315,911	205,447

67

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

3.    Accumulation Units Outstanding (continued)

	Alliance Technology Subaccount(1)	Alliance Premier Growth Subaccount(1)	Dreyfus—Core Bond Subaccount(1)	Dreyfus Socially Responsible Growth Fund, Inc.—Service Class Subaccount(1)	Dreyfus VIF—Appreciation Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—	—
Units purchased	15,195	17,504	1,612,829	40,129	1,852,599
Units redeemed and transferred	1,252	(3)	366,123	6,330	74,710

Units outstanding at December 31, 2001	16,447	17,501	1,978,952	46,459	1,927,309
Units purchased	19,242	—	1,393,003	32,207	1,449,224
Units redeemed and transferred	16,140	—	(1,403,571)	(33,449)	(1,249,847)

Units outstanding at December 31, 2002	51,829	17,501	1,968,384	45,217	2,126,686

	Seligman Global Technology Subaccount(1)	Seligman Communications and Information Subaccount(1)	Seligman Capital Subaccount (1)	Vanguard— Equity Index Subaccount(1)	Vanguard—Mid- Cap Index Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—	—
Units purchased	9,206	105,184	46,187	—	—
Units redeemed and transferred	62,735	39,646	67,755	—	—

Units outstanding at December 31, 2001	71,941	144,830	113,942	—	—
Units purchased	9,695	185,129	23,356	477,991	162,438
Units redeemed and transferred	(13,705)	(289,065)	(7,883)	629,825	716,222

Units outstanding at December 31, 2002	67,931	40,894	129,415	1,107,816	878,660

68

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

3.    Accumulation Units Outstanding (continued)

	Vanguard—REIT Index Subaccount(1)	Vanguard—Short Term Corporate Subaccount(1)	Vanguard— Total Bond Market Index Subaccount(1)
Units outstanding at January 1, 2001	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	—	—	—

Units outstanding at December 31, 2001	—	—	—
Units purchased	77,986	350,708	98,194
Units redeemed and transferred	21,454	2,210,192	14,582

Units outstanding at December 31, 2002	99,440	2,560,900	112,776

69

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Federated American Leaders Fund II
	12/31/2002	4,729,730	$0.75 to $0.86	$3,754,438	0.98%	1.45% to 1.60%	(21.47)% to (21.36)%
	12/31/2001	3,363,907	0.95 to 1.10	3,444,662	1.14	1.45 to 1.60	(5.64) to (4.97)
Federated Utility Fund II
	12/31/2002	181,686	0.60 to 0.68	112,692	5.96	1.45 to 1.60	(25.15) to (25.04)
	12/31/2001	366,685	0.80 to 0.91	300,231	3.08	1.45 to 1.60	(15.00) to (9.26)
Federated Prime Money Fund II
	12/31/2002	7,112,084	1.00 to 1.10	7,422,565	1.45	1.45 to 1.60	(0.22) to (0.08)
	12/31/2001	7,847,810	1.01 to 1.11	8,363,901	3.23	1.45 to 1.60	0.65 to 2.25
Federated High Income Bond Fund II
	12/31/2002	1,783,663	0.95 to 0.99	1,706,220	8.19	1.45 to 1.60	(0.21) to (0.06)
	12/31/2001	788,581	0.95 to 0.99	752,720	10.18	1.45 to 1.60	(1.36) to (0.13)
Federated Fund for U.S. Government Securities II
	12/31/2002	5,375,282	1.10 to 1.22	6,180,604	3.50	1.45 to 1.60	7.33 to 7.49
	12/31/2001	5,147,250	1.03 to 1.14	5,610,314	3.53	1.45 to 1.60	2.75 to 5.44
Wanger U.S. Smaller Companies
	12/31/2002	3,605,248	0.83 to 1.12	3,170,716	0.00	1.45 to 1.60	(18.12) to (18.00)
	12/31/2001	1,289,815	1.01 to 1.36	1,410,416	0.04	1.45 to 1.60	0.83 to 9.73
Wanger International Small Cap
	12/31/2002	1,454,803	0.72 to 1.21	1,357,473	0.00	1.45 to 1.60	(15.19) to (15.06)
	12/31/2001	1,443,847	0.85 to 1.42	1,620,655	0.00	1.45 to 1.60	(22.33) to (15.11)
Montgomery Variable Series: Growth
	12/31/2002	—	0.69 to 0.71	—	0.00	1.45 to 1.60	(23.88) to (23.78)
	12/31/2001	1,310,145	0.91 to 0.93	1,211,997	5.70	1.45 to 1.60	(21.93) to (8.87)
Montgomery Variable Series: Emerging Markets
	12/31/2002	130,049	0.86 to 0.98	121,851	0.08	1.45 to 1.60	(11.11) to (10.98)
	12/31/2001	145,826	0.97 to 1.11	160,528	0.00	1.45 to 1.60	(8.34) to (3.32)
Strong International Stock Fund II
	12/31/2002	204,243	0.65 to 0.70	139,325	2.27	1.45 to 1.60	(27.70) to (27.60)
	12/31/2001	175,832	0.90 to 0.97	165,121	0.00	1.45 to 1.60	(23.30) to (10.19)

70

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Strong Multi Cap Value Fund II
	12/31/2002		4,005,768	$0.73 to $0.94	$3,207,461	0.48%	1.45% to 1.60%	(24.37)% to (24.26)%
	12/31/2001		3,215,421	0.97 to 1.24	3,429,911	0.01	1.45 to 1.60	(3.10) to 2.58
Stein Roe Small Company Growth
	12/31/2002		155,287	0.72 to 0.99	140,844	0.00	1.45 to 1.60	(25.48) to (25.37)
	12/31/2001		132,109	0.96 to 1.32	169,938	0.00	1.45 to 1.60	(11.37) to (3.94)
Credit Suisse—International Focus
	12/31/2002		1,946,473	0.72 to 0.73	1,426,334	0.00	1.45 to 1.60	(21.33) to (21.21)
	12/31/2001		1,484,511	0.91 to 0.93	1,378,540	0.00	1.45 to 1.60	(23.27) to (6.72)
Credit Suisse—Small Cap Growth
	12/31/2002		1,537,787	0.67 to 0.85	1,296,384	0.00	1.45 to 1.60	(34.74) to (34.64)
	12/31/2001		1,762,769	1.03 to 1.30	2,276,780	0.00	1.45 to 1.60	(17.26) to 3.21
Aggressive Asset Allocation
	12/31/2002	(1)	300	0.80 to 0.81	241	0.00	1.45 to 1.60	(19.57) to (19.49)
Alger Aggressive Growth
	12/31/2002		844,045	0.54 to 0.61	459,852	0.00	1.45 to 1.60	(35.43) to (35.34)
	12/31/2001		1,524,351	0.83 to 0.94	1,273,689	0.00	1.45 to 1.60	(17.70) to (6.21)
American Century International
	12/31/2002	(1)	1,563,144	0.79 to 0.79	1,236,317	0.78	1.45 to 1.60	(20.99) to (20.91)
Clarion Real Estate Securities
	12/31/2002		1,603,043	1.05 to 1.28	1,781,044	2.30	1.45 to 1.60	1.97 to 2.12
	12/31/2001		540,975	1.03 to 1.25	624,626	2.22	1.45 to 1.60	3.02 to 9.40
Conservative Asset Allocation
	12/31/2002	(1)	81,850	0.90 to 0.90	73,394	0.00	1.45 to 1.60	(10.42) to (10.33)
Dreyfus Small Cap Value
	12/31/2002		1,810,525	0.61 to 1.26	1,844,222	16.31	1.45 to 1.60	(40.42) to (40.33)
	12/31/2001		4,210,926	1.02 to 2.11	5,645,815	0.00	1.45 to 1.60	2.34 to 26.87
Gabelli Global Growth
	12/31/2002		601,301	0.78 to 0.79	472,428	0.73	1.45 to 1.60	(17.62) to (17.50)
	12/31/2001	(1)	695,831	0.95 to 0.95	662,824	0.21	1.45 to 1.60	(4.81) to (4.73)
GE U.S. Equity
	12/31/2002		948,780	0.75 to 0.75	711,252	0.61	1.45 to 1.60	(21.06) to (20.95)
	12/31/2001	(1)	241,591	0.95 to 0.95	229,140	0.42	1.45 to 1.60	(5.22) to (5.15)
Great Companies—AmericaSM
	12/31/2002	(1)	63,951	0.96 to 0.96	61,238	0.33	1.45 to 1.60	(4.31) to (4.24)
Great Companies—Global(2)
	12/31/2002	(1)	12,386	0.94 to 0.94	11,586	3.06	1.45 to 1.60	(6.45) to (6.38)

71

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Great Companies—TechnologySM
	12/31/2002	(1)	300	$0.92 to $0.92	$276	0.00%	1.45% to 1.60%	(8.13)% to (8.06)%
J.P. Morgan Enhanced Index
	12/31/2002		2,776,542	0.70 to 0.76	2,078,515	0.32	1.45 to 1.60	(25.78) to (25.67)
	12/31/2001		4,587,274	0.94 to 1.02	4,615,712	0.61	1.45 to 1.60	(13.29) to (6.02)
Janus Global
	12/31/2002		2,532,106	0.70	1,770,003	2.66	1.50	(27.12)
	12/31/2001		2,950,184	0.96	2,829,669	0.92	1.50	(23.99)
Janus Growth
	12/31/2002		5,095,355	0.46 to 0.60	2,397,684	0.00	1.45 to 1.60	(31.03) to (30.93)
	12/31/2001		6,874,959	0.67 to 0.87	4,663,312	0.00	1.45 to 1.60	(29.27) to (12.54)
LKCM Strategic Total Return
	12/31/2002		1,391,812	0.85 to 0.88	1,204,532	3.33	1.45 to 1.60	(11.96) to (11.83)
	12/31/2001		1,070,555	0.96 to 1.00	1,033,753	0.47	1.45 to 1.60	(3.64) to (0.12)
Moderate Asset Allocation
	12/31/2002	(1)	300	0.87 to 0.87	260	0.00	1.45 to 1.60	(13.27) to (13.18)
Moderately Aggressive Asset Allocation
	12/31/2002	(1)	147,187	0.84 to 0.84	123,582	0.00	1.45 to 1.60	(16.12) to (16.04)
PBHG Mid Cap Growth
	12/31/2002		1,292,147	0.62 to 0.62	804,746	0.00	1.45 to 1.60	(29.53) to (29.42)
	12/31/2001	(1)	632,912	0.88 to 0.88	558,507	0.00	1.45 to 1.60	(11.82) to (11.75)
PIMCO Total Return
	12/31/2002	(1)	1,045,618	1.05 to 1.05	1,099,804	0.00	1.45 to 1.60	5.08 to 5.18
Salomon All Cap
	12/31/2002		321,388	0.72 to 0.72	231,375	0.21	1.45 to 1.60	(25.90) to (25.79)
	12/31/2001	(1)	2,539,078	0.97 to 0.97	2,463,935	1.97	1.45 to 1.60	(3.04) to (2.96)
Transamerica Equity
	12/31/2002		495,624	0.73 to 0.73	362,384	0.00	1.45 to 1.60	(23.47) to (23.35)
	12/31/2001	(1)	205,745	0.95 to 0.95	196,347	0.00	1.45 to 1.60	(4.62) to (4.54)
Transamerica Growth Opportunities
	12/31/2002		2,152,918	0.96 to 0.96	2,069,001	0.00	1.45 to 1.60	(15.66) to (15.54)
	12/31/2001	(1)	390,004	1.14 to 1.14	443,758	0.00	1.45 to 1.60	13.69 to 13.78
Transamerica Value Balanced
	12/31/2002	(1)	417,432	0.89 to 0.89	369,902	4.29	1.45 to 1.60	(11.47) to (11.38)
Van Kampen Active International Allocation
	12/31/2002		1,681,886	0.72 to 0.75	1,216,847	0.20	1.45 to 1.60	(18.28) to (18.16)
	12/31/2001		1,453,993	0.88 to 0.92	1,279,687	0.00	1.45 to 1.60	(24.09) to (8.19)

72

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Van Kampen Emerging Growth
	12/31/2002		315,911	$0.57 to $0.57	$181,141	0.09%	1.45% to 1.60%	(34.12)% to (34.02)%
	12/31/2001	(1)	159,977	0.87 to 0.87	139,062	0.00	1.45 to 1.60	(13.12) to (13.05)
Alliance Growth
	12/31/2002		205,447	0.64 to 0.65	132,746	0.00	1.45 to 1.60	(29.40) to (29.29)
	12/31/2001	(1)	31,724	0.91 to 0.91	28,990	0.00	1.45 to 1.60	(8.69) to (8.62)
Alliance Technology
	12/31/2002		51,829	0.52 to 0.52	27,150	0.00	1.45 to 1.60	(42.73) to (42.64)
	12/31/2001	(1)	16,447	0.91 to 0.91	15,029	0.00	1.45 to 1.60	(8.63) to (8.56)
Alliance Premier Growth
	12/31/2002		17,501	0.63 to 0.64	11,124	0.00	1.45 to 1.60	(31.93) to (31.83)
	12/31/2001	(1)	17,501	0.93 to 0.93	16,320	0.00	1.45 to 1.60	(6.82) to (6.74)
Dreyfus—Core Bond
	12/31/2002		1,968,384	1.06 to 1.06	2,085,069	5.10	1.45 to 1.60	5.10 to 5.26
	12/31/2001	(1)	1,978,952	1.01 to 1.01	1,991,593	3.68	1.45 to 1.60	0.56 to 0.64
Dreyfus Socially Responsible Growth Fund, Inc.—Service Class
	12/31/2002		45,217	0.63 to 0.63	28,546	0.01	1.45 to 1.60	(30.25) to (30.15)
	12/31/2001	(1)	46,459	0.90 to 0.90	41,993	0.00	1.45 to 1.60	(9.68) to (9.61)
Dreyfus VIF—Appreciation
	12/31/2002		2,126,686	0.78 to 0.78	1,663,289	0.93	1.45 to 1.60	(18.20) to (18.08)
	12/31/2001	(1)	1,927,309	0.95 to 0.95	1,840,183	1.10	1.45 to 1.60	(4.60) to (4.52)
Seligman Global Technology
	12/31/2002		67,931	0.61 to 0.61	41,232	0.00	1.45 to 1.60	(32.86) to (32.76)
	12/31/2001	(1)	71,941	0.90 to 0.90	65,029	0.00	1.45 to 1.60	(9.63) to (9.55)
Seligman Communications and Information
	12/31/2002		40,894	0.62 to 0.62	25,340	0.00	1.45 to 1.60	(37.24) to (37.15)
	12/31/2001	(1)	144,830	0.99 to 0.99	142,887	0.00	1.45 to 1.60	(1.41) to (1.34)
Seligman Capital
	12/31/2002		129,415	0.63 to 0.63	81,287	0.00	1.45 to 1.60	(34.20) to (34.10)
	12/31/2001	(1)	113,942	0.95 to 0.95	108,688	0.00	1.45 to 1.60	(4.65) to (4.58)
Vanguard—Equity Index
	12/31/2002	(1)	1,107,816	0.81 to 0.81	899,621	0.00	1.45 to 1.60	(18.87) to (18.79)
Vanguard—Mid-Cap Index
	12/31/2002	(1)	878,660	0.79 to 0.79	696,625	0.00	1.45 to 1.60	(20.79) to (20.71)
Vanguard—REIT Index
	12/31/2002	(1)	99,440	0.93 to 0.94	92,993	0.00	1.45 to 1.60	(6.52) to (6.42)

73

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Vanguard—Short-Term Corporate
	12/31/2002	(1)	2,560,900	$1.04 to $1.04	$2,663,158	0.00%	1.45% to 1.60%	3.89% to 3.99%
Vanguard—Total Bond Market Index
	12/31/2002	(1)	112,776	1.06 to 1.06	119,083	0.00	1.45 to 1.60	5.51 to 5.61

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratios for periods of less than one year have been annualized.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

74

Peoples Benefit Life Insurance Company

Separate Account V—Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2002

5. Assets Retained by Peoples Benefit Life

A summary of those subaccounts for which the market value of Peoples Beneft Life’s capital contributions exceed 5% of net assets follows:

Subaccount	Market Value
Aggressive Asset Allocation	$241
Great Companies—TechnologySM	276
Moderate Asset Allocation	260
Alliance Technology	1,572
Alliance Premier Growth	1,905
Dreyfus Socially Responsible Growth Fund, Inc.—Service Class	1,892
Seligman Communications and Information	2,477

6. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of 1.30%, 1.35%, 1.45% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

7. Income Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to PBL, as long as earnings are credited under the variable annuity contracts.

8. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

75

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)	Financial Statements.

All required financial statements are included in Part B of this Registration Statements.

(b)	Exhibits.

(1)	Resolution of the Board of Directors of National Home Life Assurance Company (“National Home”) authorizing establishment of the Separate Account./2/
(2)	Not Applicable.
(3)	Distribution Agreement.
	(a)	Form of Selling Agreement./3/
(4)	(a)	Form of variable annuity contract (A Unit)./4/
	(b)	Form of variable annuity contract (B Unit)./4/
	(c)	Form of variable annuity contract (Advisor’s Edge Select)/11/
	(d)	Form of variable annuity policy (Advisor’s Edge)/16/
	(e)	Form of variable annuity policy (Advisor’s Edge Select)/16/
	(f)	Policy Rider (Guaranteed Minimum Income Benefit)/18/
	(g)	Policy Rider (Additional Death Benefit) /18/
	(h)	Policy Rider (Additional Death Benefit-Extra) /18/
	(i)	Policy Rider (Life with Emergency Cash) /18/
	(j)	Policy Rider (Initial Payment Guarantee)/18/
	(k)	Policy Rider (Additional Death Distribution II)/1/
	(l)	Policy Rider (Additional Death Benefit RTP 18 0103)/1/
(5)	(a)	Form of Application./5/
	(b)	403(b) Rider./3/
	(c)	Individual Retirement Annuity Rider./3/
	(d)	Advisor’s Edge and Advisor’s Edge Select are appless products
(6)	(a)	Amended and Restated Articles of Incorporation of Providian Life and Health Insurance Company./8/
(7)	Not Applicable.
(8)	(a)	Form of Participation Agreement for the Funds./4/
	(b)	Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994./6/
	(c)	Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994./6/
	(d)	Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995./7/
	(e)	Participation Agreement Among Wanger Advisors Trust and National Home Life Assurance Company dated as of May 19, 1995./7/
	(f)	Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer, L.L.C. and Providian Life and Health Insurance Company dated as of September 11, 1995./7/
	(g)	Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31, 1996./8/

(h)

Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997./9/

	(i)	Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997./9/
	(j)	Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995./9/
	(k)	Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997./9/
	(l)	Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997./9/
	(m)	Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991, as amended./10/
	(n)	Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company./12/
	(n)(1)	Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc./16/
	(o)	Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated as of May 1, 2000./13/
(o)(1)

Form of Amendment to Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated August 2, 2000./16/

(p)

Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997./14/

(p)(1)

Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000./17/

	(q)	Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999./15/
	(q)(1)	Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management, LLC, and PFL Life Insurance Company dated July 28, 2000./17/
	(r)	Form of Participation Agreement between Seligman Portfolios, Inc. and Peoples Benefit Life Insurance Company/16/
(9)	(a)	Opinion and Consent of Counsel./1/
(10)	Consent of Independent Auditors./1/
(11)	No Financial Statements are omitted from Item 23.
(12)	Not Applicable.
(13)	Performance Computation./9/
(14)	Powers of Attorney./16/

/1/	Filed Herewith.
/2/	Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/3/	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/4/	Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.
/5/	Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

/6/	Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.

/7/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed on November 20, 1995.

/8/	Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1996.

/9/	Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1997.

/10/	Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1998.

/11/	Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed June 3, 1998.

/12/	Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 29, 1998.

/13/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, file April 28, 2000.

/14/	Incorporated by reference from Initial Registration Statement on Form N-4 of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 30, 1997.

/15/	Incorporated by reference from Post-Effective Amendment No. 2 of PFL Endeavor VA Separate Account, File No. 33-56908, filed April 27, 2000.

/16/	Incorporated by reference from Post-Effective Amendment No. 12 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed September 5, 2000.

/17/	Incorporated by reference from Post-Effective Amendment No. 14 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed December 1, 2000.

/18/	Incorporated by reference from Post-Effective Amendment No. 18 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed May 1, 2002.

Item 25. Directors and Officers of Depositor

Positions and Offices with Depositor	Name and Principal Business
Address*
Treasurer, (Chief Accounting Officer)	Martha A. McConnell
Vice President, Director	Brian A. Smith
Vice President, Director	Brenda K. Clancy
President, Director	Marilyn Carp
Assistant Vice President, Director	Kathleen M. Modzelewski
Executive Vice President, Director	Larry N. Norman
Secretary, Director	Craig D. Vermie
Vice President, Director	Diane Meiners

*	The business address of each director and officer of Peoples Benefit Life Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	32.47% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

The AEGON Trust Voting Trust Trustees: Donald J. Shepard Dennis Hersch Joseph B.M. Streppel	Delaware		Voting Trust

AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding Company

AEGON USA, Inc.	Iowa

10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation

Holding company

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate

FGH Property Services LLC	Delaware	100% RCC North America LLC	Real estate

FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate

FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate

FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate

Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate

First FGP LLC	Delaware	100% RCC North America LLC	Real estate

Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate

Second FGP LLC	Delaware	100% RCC North America LLC	Real estate

Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate

The RCC Group, Inc.	Delaware	100% RCC North America, LLC	Real estate

Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate

Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner.	Limited Partnership

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Real Estate Alternatives Portfolio 1 LLC	DE	100% AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Company	Shareholder services

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency

Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company

Ammest Massachusetts Insurance Agency, Inc.	Massachusetts	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Realty, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Services, Inc.	Massachusetts	100% Force Financial Group, Inc.	Special-purpose subsidiary

Military Associates, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOAA Management Company	Texas	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Compass Rose Development Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	Dist. Columbia	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc.	TPA license-holder

National Home Life Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Furniture & equipment lessor

Veterans Benefit Plans, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Administrator of group insurance programs

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Capital General Development Corporation	Delaware	100% Commonwealth General Development	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company 26.77% First AUSA Life Insurance Company	Insurance company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Exchange Management Services, Inc.	Missouri	100% Monumental Life Insurance Company	Management company

Peoples Benefit Life Insurance Company	Iowa	3.7% CGC 20% Capital Liberty, L.P. 76.3% Monumental Life Insurance Company	Insurance company

Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Insurance Consultants	Nebraska	100% Commonwealth General Corporation	Brokerage

Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Commercial paper insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

Inter-America Corporation	California	100% Transamerica Corp.	Insurance Broker

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only – Inactive

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company

Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company

Trans Ocean Container Corp. (“TOCC”)	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

SpaceWise Inc.	Delaware	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Leasing Deutschland GmbH	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive

Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company

Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment

Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc.	Container Leasing

Transamerica Leasing Holdings Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company

Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing

Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service

Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing

Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing

Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing

Transamerica Leasing N.V.	Belgium	100% Intermodal Equipment Inc.	Leasing

Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing

Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant

Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing

Transamerica Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing

Transamerica Leasing Limited	U.K.	100% TLHI	Leasing

ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing

Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing

Transamerica Leasing (HK) Ltd.	H.K.	100% TLHI	Leasing

Transamerica Leasing (Proprietary) Limited	South Africa	100% TLHI	In Liquidation – Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company

Transamerica Funding LP	UK	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing

Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing

Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing

Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing

Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing

Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing

Transamerica Alquiler de Trailer Spain S.L.	Spain	100% TLHI	Leasing

Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant

TREIC Enterprises, Inc.	Delaware	100% TFC	Investments

TFC Properties, Inc.	Delaware	100% TFC	Holding company

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC.	Holding company

Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

BWAC Credit Corporation	Delaware	100% TCFCII	Inactive

BWAC International Corporation	Delaware	100% TCFCII	Retail Appliance and furniture stores

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing

Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium

TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust

TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

M Credit, Inc.	Delaware	100% TCFCII	Commercial lending

Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company

Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans

Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking

Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking

Inland Water Transportation LLC	Delaware	100% Capital Partners LP	Finance barges

TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

T Holdings, Inc.	Delaware	100% TCFCII	Holding company

TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Facta LLP	Illinois	50% TBC I, Inc.	Commercial finance

TBC III, Inc.	Delaware	100% TBCC	Special purpose corporation

Transcap Trade Finance	Illinois	50% TBC III, Inc.	Commercial finance

Transamerica Mezzanine Financing, Inc.	Delaware	100% T Holdings, Inc.	Holding company

Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance

Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending

Auto Funding Services LLC	Delaware	100% Transamerica Business Capital Corporation	Commercial lending

Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company

Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant

Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company

Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Commercial Finance Corporation, Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance

Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company

Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services

2953-9087 Quebec, Inc.	Quebec	100% Cantrex Group Inc.	Inactive

Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive

Prestex Marketing, Inc.	Canada	100% Cantrex Group, Inc.	Inactive

BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company

ODBH Ltd./Harley Davidson Acceptance	U.K.	100% BWAC Twenty-One, Inc.	Holding company

Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company

Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holding Limited	Leasing

Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holding Limited	Commercial lending

TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage

Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance

Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company

Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company

Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe

Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.	Commercial lending in Germany

Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company

TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property

Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company

Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation	Finance company

Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust

Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company

Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Transamerica Venture LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers

Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

American Standard Financial Services	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance

Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Transamerica Distribution Finance Corporation—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance

TDF-Mauritius Limited	Mauritius	100% Transamerica Distribution Finance Corporation—Overseas, Inc.	Mauritius holding company

Transamerica Apple Distribution Finance Public Limited	India	69.94% TDF-Mauritius Limited	Finance company

Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries

TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables

Transamerica Corporate Services De Mexico S. de R.L. de CV	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Holds employees

Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans

First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company

AUSA Life Insurance Company, Inc.	New York	82.33% First AUSA Life Insurance Company 17.67% Veterans Life Insurance Company	Insurance

AUSACAN LLP	Canada	General Partner—AUSA Holding Company (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote	Insurance

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%; Baldrich & Associates of Puerto Rico owns 49%.	Insurance

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 77%; AUSA Holding Company owns 23%	Fund advisor

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Ohio, Inc.	Ohio	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Wyoming, Inc.	Wyoming	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Jack Linder	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder – Daniel L. DeMarco	Insurance agency

Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.

Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XIX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Public Finance Air I, Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Vendor Financial Service Corporation	Delaware	100% TDFC	Provides commercial leasing

Transamerica Flood Hazard Certification, Inc.	Delaware	100% TFC	Flood Zone certification service

Transamerica Home Loan	California	100% TFC	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Public Finance, LLC	Delaware	70% TFC	Financial Services

Transamerica Advisors, Inc.	California	100% TSC	Retail sale of investment advisory services

Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements

TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors, Inc.	Variable insurance contract sales in state of Ohio

Transamerica Financial Resources Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Fin. Financial Advisors, Inc.	Insurance agent & broker

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

Transamerica Life Canada	Canada	100% ACI	Life insurance company

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life insurance

NEF Investment Company	California	100% TOLIC	Real estate development

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance

Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary

Transamerica Life Insurance Company of New York	New York	100% TOLIC	Insurance sales

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Products I, Inc.	California	100% TPI	Co-general partner

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance

Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser

Transamerica Real Estate Tax Service, Inc.	Delaware	100% TFC	Real estate tax reporting and processing services

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments

Bankers Mortgage Company of CA	California	100% TRS	Investment management

The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties

AEGON Capital Management, Inc.	Canada	100% TIHI	Investment counsel and portfolio manager

AEGON Dealer Services Canada, Inc.	Canada	100% National Finance Corporation	Mutual fund dealer

AEGON Fund Management, Inc.	Canada	100% TIHI	Mutual fund issuer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company

Financial Resources Insurance Agency of Texas	Texas	100% Transamerica Financial Advisors, Inc.	Retail sale of securities products

Money Concept (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Financial Insurance Agency, Inc.	Canada	100%Money Concept (Canada) Limited	Insurance agency

Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC; 40% owned by Primary Knowledge, Inc.	Special purpose corporation

TA Steel I LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Avaiation LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Re(Bermuda), Ltd.	Special purpose limited liability corporation

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Technology Services Limited	UK	100% Transamerica Commercial Finance Limited	Service company

Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing

WFG Securities of Canada, Inc.	Canada	100% Work Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada, Inc.	Canada	100%TIHI	Holding company

World Financial Group Subholding Company of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

ITEM 27. NUMBER OF CONTRACT OWNERS

As of April 1, 2003, there were 1,784 Contract Owners of the Advisor’s Edge Variable Annuity and 622 Contract Owners of the Advisor’s Edge Select Variable Annuity.

ITEM 28. INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VAJ, Separate Account VAK, Separate Account VAL, Separate Account VAP, Separate Account VLA and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, TFLIC Series Life Account, TFLIC Series Annuity Account, TFLIC Series Annuity Account B and Separate Account VA-2LNY. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio

AFSG Securities Corporation also serves as principal underwriter for Separate Account VAG, Separate Account VAH, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.

(b)	Directors and Officers

Larry N. Norman	President, Director
Anne M. Spaes	Vice President, Director
Lisa A. Wachendorf	Vice President, Chief Compliance Officer, Director
John K. Carter	Vice President
William G. Cummings	Controller and Treasurer
Christopher G. Roetzer	Vice President
Thomas R. Moriarty	Vice President
Frank A. Camp	Secretary
Linda Gilmer	Assistant Treasurer
Priscilla I. Hechler	Assistant Vice President, Assistant Secretary
Darin D. Smith	Vice President, Assistant Secretary
Teresa L. Stolba	Assistant Compliance Officer
Emily Bates	Assistant Treasurer
Clifton W. Flenniken	Assistant Treasurer

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of Peoples Benefit Life Insurance Company in Cedar Rapids, Iowa.

ITEM 31.    MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32.    UNDERTAKINGS.

(a)	Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Peoples Benefit Life Insurance Company.

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ BRENDA K. CLANCY* Brenda K. Clancy	Director and Vice President	April 28, 2003

/s/ MARTHA A. MCCONNELL* Martha A. McConnell	Treasurer (Chief Accounting Officer)	April 28, 2003

/s/ BRIAN A. SMITH* Brian A. Smith	Director and Vice President	April 28, 2003

/s/ MARILYN CARP* Marilyn Carp	Director and President	April 28, 2003

/s/ CRAIG D. VERMIE* Craig D. Vermie	Director and Secretary	April 28, 2003

/s/ KATHLEEN M. MODZELEWSKI* Kathleen M. Modzelewski	Director and Assistant Vice President	April 28, 2003

/s/ LARRY N. NORMAN* Larry N. Norman	Director and Vice President	April 28, 2003

/s/ DIANE MEINERS Diane Meiners	Director and Vice President	April 28, 2003

*By:	/s/ FRANK A. CAMP
Frank A. Camp Attorney-in-fact

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Peoples Benefit Life Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the City of Cedar Rapids and State of Iowa on the 28th day of April, 2003.

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V (REGISTRANT)

By:	Peoples Benefit Life Insurance Company

By:	LARRY N. NORMAN
Executive Vice President Larry N. Norman

PEOPLES BENEFIT LIFE INSURANCE COMPANY (DEPOSITOR)

By:	Larry N. Norman
Executive Vice President Larry N. Norman

By:	/s/ Frank A. Camp
Frank A. Camp
Attorney-in-fact

INDEX TO EXHIBITS

EXHIBIT 4(k)	Additional Death Distribution II Rider (RTP 17 0103)
EXHIBIT 4(l)	Additional Death Benefit Rider (RTP 18 0103)
EXHIBIT 9(a)	Opinion and Consent of Counsel
EXHIBIT 10	Consent of Independent Auditors